UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               DANIEL J. MAVICO
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   DECEMBER 31

Date of Reporting Period:  SEPTEMBER 30, 2015

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED SEPTEMBER 30, 2015


EXTENDED MARKET INDEX FUND
NASDAQ-100 INDEX FUND
S&P 500 INDEX FUND, REWARD SHARES
S&P 500 INDEX FUND, MEMBER SHARES
TOTAL RETURN STRATEGY FUND SHARES
TOTAL RETURN STRATEGY FUND INSTITUTIONAL SHARES
TARGET RETIREMENT INCOME FUND
TARGET RETIREMENT 2020 FUND
TARGET RETIREMENT 2030 FUND
TARGET RETIREMENT 2040 FUND
TARGET RETIREMENT 2050 FUND
TARGET RETIREMENT 2060 FUND
FLEXIBLE INCOME FUND SHARES
FLEXIBLE INCOME FUND INSTITUTIONAL SHARES
FLEXIBLE INCOME FUND ADVISER SHARES
GLOBAL MANAGED VOLATILITY FUND SHARES
GLOBAL MANAGED VOLATILITY FUND INSTITUTIONAL SHARES
REAL RETURN FUND SHARES
REAL RETURN FUND INSTITUTIONAL SHARES
ULTRA SHORT-TERM BOND FUND SHARES
ULTRA SHORT-TERM BOND FUND INSTITUTIONAL SHARES

[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA EXTENDED MARKET INDEX FUND
SEPTEMBER 30, 2015

                                                                      (Form N-Q)

48416-1115                                   (C)2015, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

September 30, 2015 (unaudited)

USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 54 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the USAA Extended Market Index Fund (the
Fund), which is classified as diversified under the 1940 Act.

The Fund's primary investment objective is to seek to match, before fees and expenses, the performance of the U.S. stocks not included in the S&P 500 Index as represented by the Dow Jones U.S. Completion Total Stock Market Index.

USAA Asset Management Company (the Manager), an affiliate of the Fund, attempts to achieve this objective by investing all of the Fund's investable assets in the Master Extended Market Index Series of the Quantitative Master Series LLC (the Series), which is a separate open-end investment management company advised by BlackRock Advisors, LLC (BlackRock), with a substantially similar investment objective.

FUND INVESTMENT - At September 30, 2015, the Fund's investment in the Series was $608,997,104, at value, representing 99.9% of the Series. The Fund records its investment in the Series at fair value, which reflects its proportionate interest in the net assets of the Series.

FAIR VALUE MEASUREMENTS - Refer to the Schedule of Investments of the Series for a discussion of fair value measurements and a summary of the inputs used to value the Series' assets.

================================================================================

SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)               MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                                           SHARES             VALUE
------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE - 1.6%
AAR Corp.                                                                4,851     $      92,023
Aerojet Rocketdyne Holdings, Inc. (a)                                    9,549           154,503
Aerovironment, Inc. (a)                                                  3,384            67,815
Astronics Corp. (a)                                                      2,733           110,495
B/E Aerospace, Inc.                                                     15,746           691,249
BWX Technologies, Inc.                                                  15,594           411,058
CPI Aerostructures, Inc. (a)                                             2,281            20,096
Cubic Corp.                                                              3,115           130,643
Curtiss-Wright Corp.                                                     6,687           417,403
Ducommun, Inc. (a)                                                       1,874            37,611
Engility Holdings, Inc.                                                  2,637            67,982
Esterline Technologies Corp. (a)                                         4,477           321,852
HEICO Corp.                                                              2,210           108,025
HEICO Corp., Class A                                                     6,023           273,504
Hexcel Corp.                                                            14,319           642,350
Huntington Ingalls Industries, Inc.                                      7,012           751,336
Innovative Solutions & Support, Inc. (a)                                 4,600            12,466
KLX, Inc. (a)                                                            7,865           281,095
Kratos Defense & Security Solutions, Inc. (a)                            7,970            33,633
LMI Aerospace, Inc. (a)                                                  2,720            27,962
Mantech International Corp., Class A                                     3,277            84,219
Moog, Inc., Class A (a)                                                  4,945           267,376
Orbital ATK, Inc.                                                        8,656           622,107
RBC Bearings, Inc. (a)                                                   3,416           204,038
Smith & Wesson Holding Corp. (a)                                         8,345           140,780
Spirit Aerosystems Holdings, Inc., Class A (a)                          18,764           907,052
Sturm Ruger & Co., Inc.                                                  2,841           166,738
Taser International, Inc. (a)                                            8,193           180,451
Teledyne Technologies, Inc. (a)                                          5,177           467,483
TransDigm Group, Inc. (a)                                                7,847         1,666,781
Triumph Group, Inc.                                                      7,156           301,125
VSE Corp.                                                                  644            25,805
                                                                                   -------------
                                                                                       9,687,056
------------------------------------------------------------------------------------------------
ALTERNATIVE ENERGY - 0.1%
Aemetis, Inc. (a)                                                        3,787            10,414
Amyris, Inc. (a)(b)                                                      8,820            17,728
Ascent Solar Technologies, Inc. (a)                                     10,274             1,948
Enphase Energy, Inc. (a)                                                 5,033            18,622
FuelCell Energy, Inc. (a)(b)                                            45,665            33,555
Green Plains, Inc.                                                       5,207           101,328
Ocean Power Technologies, Inc. (a)                                      11,468             4,587
Pattern Energy Group, Inc.                                               8,739           166,828
Plug Power, Inc. (a)(b)                                                 29,499            53,983
Renewable Energy Group, Inc. (a)                                         5,628            46,600
REX American Resources Corp. (a)                                           921            46,621
Solazyme, Inc. (a)(b)                                                   13,122            34,117
SunPower Corp. (a)                                                       7,815           156,613
                                                                                   -------------
                                                                                         692,944
------------------------------------------------------------------------------------------------
AUTOMOBILES & PARTS - 2.1%
Allison Transmission Holdings, Inc.                                     26,062           695,595
American Axle & Manufacturing Holdings, Inc. (a)                        11,370           226,718
Autoliv, Inc.                                                           12,841         1,399,797
Cooper Tire & Rubber Co.                                                 7,632           301,540
Cooper-Standard Holding, Inc. (a)                                        2,584           149,872
Dana Holding Corp.                                                      23,048           366,002
Dorman Products, Inc. (a)                                                4,690           238,674
Federal-Mogul Corp. (a)                                                  4,135            28,242
Fuel Systems Solutions, Inc. (a)                                         2,808            13,563
Gentex Corp.                                                            42,983           666,237
Gentherm, Inc. (a)                                                       5,419           243,421
Lear Corp.                                                              11,173         1,215,399
LKQ Corp. (a)                                                           44,840         1,271,662
LoJack Corp. (a)                                                         6,073            17,612
Modine Manufacturing Co. (a)                                             6,807            53,571
Motorcar Parts of America, Inc. (a)                                      2,943            92,234
Remy International, Inc.                                                 4,763           139,318
Standard Motor Products, Inc.                                            2,952           102,966
Stoneridge, Inc. (a)                                                     4,259            52,556
Strattec Security Corp.                                                    573            36,133
Superior Industries International, Inc.                                  3,414            63,774
Tenneco, Inc. (a)                                                        8,856           396,483
Tesla Motors, Inc. (a)                                                  14,317         3,556,343
Titan International, Inc.                                                6,931            45,814
Tower International, Inc. (a)                                            3,363            79,905
U.S. Auto Parts Network, Inc. (a)                                        7,139            13,421
Visteon Corp. (a)                                                        5,596           566,539
WABCO Holdings, Inc. (a)                                                 7,941           832,455
                                                                                   -------------
                                                                                      12,865,846
------------------------------------------------------------------------------------------------
BANKS - 6.4%
1st Source Corp.                                                         2,325            71,610
Ameriana Bancorp                                                         1,517            35,028
American National Bankshares, Inc.                                       2,205            51,707
Ameris Bancorp                                                           4,563           131,186
Ames National Corp.                                                      2,125            48,726
Arrow Financial Corp.                                                    2,712            72,410
Associated Banc-Corp                                                    21,746           390,776
Astoria Financial Corp.                                                 13,130           211,393
Banc of California, Inc.                                                 5,336            65,473
Bancfirst Corp.                                                          1,174            74,079
Bancorp of New Jersey, Inc.                                              2,128            24,238
Bancorp, Inc. (a)                                                        6,496            49,500
BancorpSouth, Inc.                                                      12,481           296,673
Bank Mutual Corp.                                                        7,238            55,588
Bank of Hawaii Corp.                                                     6,247           396,622
Bank of Marin Bancorp                                                    1,247            59,844

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   QUANTITATIVE MASTER SERIES LLC                         SEPTEMBER 30, 2015   1

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SCHEDULE OF INVESTMENTS (continued)          MASTER EXTENDED MARKET INDEX SERIES

COMMON STOCKS                                                           SHARES             VALUE
------------------------------------------------------------------------------------------------
BANKS (CONTINUED)
Bank of the Ozarks, Inc.                                                11,427     $     500,046
BankFinancial Corp.                                                      3,939            48,962
BankUnited, Inc.                                                        15,160           541,970
Banner Corp.                                                             3,084           147,323
Bar Harbor Bankshares                                                    1,552            49,648
BCB Bancorp, Inc.                                                        3,436            34,188
Bear State Financial, Inc. (a)                                           2,595            23,095
Beneficial Bancorp, Inc. (a)                                            12,843           170,298
Berkshire Hills Bancorp, Inc.                                            4,850           133,569
BNC Bancorp                                                              5,419           120,464
BofI Holding, Inc. (a)                                                   2,234           287,806
BOK Financial Corp.                                                      3,095           200,277
Boston Private Financial Holdings, Inc.                                 12,591           147,315
Bridge Bancorp, Inc.                                                     2,423            64,718
Brookline Bancorp, Inc.                                                 11,463           116,235
Bryn Mawr Bank Corp.                                                     2,983            92,682
California First National Bancorp                                          882            11,784
Camden National Corp.                                                    1,576            63,670
Cape Bancorp, Inc.                                                       3,648            45,272
Capital Bank Financial Corp., Class A (a)                                4,494           135,854
Capital City Bank Group, Inc.                                            2,343            34,958
Capitol Federal Financial, Inc.                                         18,668           226,256
Cardinal Financial Corp.                                                 5,232           120,388
Cascade Bancorp (a)                                                      7,559            40,894
Cathay General Bancorp                                                  11,196           335,432
Centerstate Banks, Inc.                                                  7,831           115,116
Central Pacific Financial Corp.                                          4,905           102,858
Century Bancorp, Inc., Class A                                             997            40,638
Chemical Financial Corp.                                                 5,643           182,551
Chicopee Bancorp, Inc.                                                   2,450            39,298
Citizens & Northern Corp.                                                2,833            55,300
Citizens Financial Group, Inc.                                          58,886         1,405,020
City Holding Co.                                                         2,469           121,722
City National Corp.                                                      7,119           626,899
Civista Bancshares, Inc.                                                 1,968            20,133
Clifton Bancorp, Inc.                                                    4,768            66,180
CNB Financial Corp.                                                      2,894            52,584
CoBiz Financial, Inc.                                                    6,271            81,586
Colony Bankcorp, Inc. (a)                                                  463             4,167
Columbia Banking System, Inc.                                            8,543           266,627
Commerce Bancshares, Inc.                                               11,779           536,651
Community Bank System, Inc.                                              6,093           226,477
Community Trust Bancorp, Inc.                                            2,821           100,174
CommunityOne Bancorp (a)                                                 2,905            31,577
ConnectOne Bancorp, Inc.                                                 4,852            93,644
Cullen/Frost Bankers, Inc.                                               8,160           518,813
CVB Financial Corp.                                                     14,284           238,543
Dime Community Bancshares, Inc.                                          5,246            88,657
Eagle Bancorp, Inc. (a)                                                  4,741           215,715
East West Bancorp, Inc.                                                 21,080           809,894
Eastern Virginia Bankshares, Inc.                                        2,546            17,185
Enterprise Bancorp, Inc.                                                 1,601            33,573
Enterprise Financial Services Corp.                                      3,590            90,360
ESSA Bancorp, Inc.                                                       3,300            43,032
Farmers Capital Bank Corp. (a)                                           1,739            43,214
Fidelity Southern Corp.                                                  3,242            68,536
Financial Institutions, Inc.                                             2,741            67,922
First Bancorp, Inc.                                                      2,552            48,743
First Bancorp, North Carolina                                            3,105            52,785
First BanCorp, Puerto Rico (a)                                          17,284            61,531
First Busey Corp.                                                        4,150            82,460
First Citizens BancShares, Inc., Class A                                 1,312           296,512
First Commonwealth Financial Corp.                                      13,854           125,933
First Community Bancshares, Inc.                                         3,087            55,257
First Connecticut Bancorp, Inc.                                          3,756            60,547
First Defiance Financial Corp.                                           1,962            71,731
First Financial Bancorp                                                  9,179           175,135
First Financial Bankshares, Inc.                                         9,434           299,813
First Financial Corp.                                                    2,125            68,744
First Financial Northwest, Inc.                                          3,414            41,275
First Horizon National Corp.                                            34,284           486,147
First Interstate Bancsystem, Inc.                                        2,871            79,929
First Merchants Corp.                                                    5,965           156,402
First Midwest Bancorp, Inc.                                             11,596           203,394
First Niagara Financial Group, Inc.                                     51,868           529,572
First of Long Island Corp.                                               2,494            67,413
First Republic Bank                                                     20,976         1,316,663
First Security Group, Inc. (a)                                          15,167            37,766
First South Bancorp, Inc.                                                3,052            24,111
First United Corp. (a)                                                   2,396            19,695
FirstMerit Corp.                                                        23,916           422,596
Flagstar Bancorp, Inc. (a)                                               3,391            69,719
Flushing Financial Corp.                                                 4,602            92,132
FNB Corp.                                                               25,576           331,209
Fox Chase Bancorp, Inc.                                                  3,031            52,618
Fulton Financial Corp.                                                  25,185           304,738
German American Bancorp, Inc.                                            2,419            70,804
Glacier Bancorp, Inc.                                                   11,034           291,187
Great Southern Bancorp, Inc.                                             1,720            74,476
Great Western Bancorp, Inc.                                              7,597           192,736
Greene County Bancshares, Inc.                                           3,466                 -
Guaranty Bancorp                                                         3,221            53,050
Hampton Roads Bankshares, Inc.  (a)                                      8,046            15,287
Hancock Holding Co.                                                     11,254           304,421
Hanmi Financial Corp.                                                    5,135           129,402
Heartland Financial USA, Inc.                                            2,648            96,096
Heritage Commerce Corp.                                                  4,396            49,851
Heritage Financial Corp.                                                 5,517           103,830
HMN Financial, Inc. (a)                                                  1,907            22,236
Home Bancorp, Inc.                                                       2,032            52,466
Home BancShares, Inc.                                                    8,747           354,253
HomeTrust Bancshares, Inc. (a)                                           4,105            76,148
Horizon Bancorp                                                          2,007            47,666

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QUANTITATIVE MASTER SERIES LLC                         SEPTEMBER 30, 2015   2

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SCHEDULE OF INVESTMENTS (continued)          MASTER EXTENDED MARKET INDEX SERIES

COMMON STOCKS                                                           SHARES             VALUE
------------------------------------------------------------------------------------------------
BANKS (CONTINUED)
Iberiabank Corp.                                                         4,836     $     281,504
Independent Bank Corp./MA                                                4,043           186,382
Independent Bank Corp./MI                                                4,221            62,302
International Bancshares Corp.                                           8,053           201,567
Investors Bancorp, Inc.                                                 51,649           637,349
Kearny Financial Corp.                                                   4,495            51,558
Lakeland Bancorp, Inc.                                                   6,073            67,471
Lakeland Financial Corp.                                                 2,799           126,375
LegacyTexas Financial Group, Inc.                                        6,540           199,339
Macatawa Bank Corp.                                                      6,531            33,831
MainSource Financial Group, Inc.                                         3,542            72,115
MB Financial, Inc.                                                      10,080           329,011
Mercantile Bank Corp.                                                    3,191            66,309
Merchants Bancshares, Inc.                                               1,376            40,454
Meridian Bancorp, Inc.                                                   7,399           101,144
Metro Bancorp, Inc.                                                      2,347            68,978
MidSouth Bancorp, Inc.                                                   2,061            24,114
MidWestOne Financial Group, Inc.                                         1,520            44,475
MutualFirst Financial, Inc.                                              1,697            40,134
National Bank Holdings Corp., Class A                                    5,915           121,435
National Bankshares, Inc.                                                1,700            52,887
National Penn Bancshares, Inc.                                          20,919           245,798
NBT Bancorp, Inc.                                                        6,693           180,309
New York Community Bancorp, Inc.                                        64,836         1,170,938
NewBridge Bancorp                                                        7,293            62,209
Northfield Bancorp, Inc.                                                 7,976           121,315
Northrim BanCorp, Inc.                                                   1,757            50,830
Northwest Bancshares, Inc.                                              15,090           196,170
Norwood Financial Corp.                                                    859            24,911
OceanFirst Financial Corp.                                               2,939            50,610
OFG Bancorp                                                              7,031            61,381
Ohio Valley Banc Corp.                                                   1,099            26,651
Old National Bancorp                                                    16,667           232,171
Old Second Bancorp, Inc. (a)                                             6,505            40,526
Oritani Financial Corp.                                                  6,327            98,828
Orrstown Financial Services, Inc.                                        2,093            35,288
Pacific Continental Corp.                                                3,946            52,521
PacWest Bancorp                                                         15,141           648,186
Park National Corp.                                                      1,932           174,305
Park Sterling Corp.                                                      9,934            67,551
Peapack Gladstone Financial Corp.                                        2,576            54,534
Penns Woods Bancorp, Inc.                                                1,209            49,472
Peoples Bancorp of North Carolina, Inc.                                  1,497            26,197
Peoples Bancorp, Inc.                                                    3,210            66,736
Peoples Financial Corp. (a)                                              1,245            12,201
Pinnacle Financial Partners, Inc.                                        5,097           251,843
Popular, Inc.                                                           15,112           456,836
Porter Bancorp, Inc. (a)                                                 6,148             8,669
Preferred Bank                                                           2,333            73,723
PrivateBancorp, Inc.                                                    11,605           444,820
Prosperity Bancshares, Inc.                                              9,413           462,272
Provident Financial Holdings, Inc.                                       2,303            38,644
Provident Financial Services, Inc.                                       8,649           168,655
Pulaski Financial Corp.                                                  2,837            38,441
Renasant Corp.                                                           5,565           182,810
Republic Bancorp, Inc., Class A                                          1,667            40,925
Republic First Bancorp, Inc. (a)                                         9,649            35,894
Riverview Bancorp, Inc.                                                  8,387            39,838
S&T Bancorp, Inc.                                                        5,190           169,298
Sandy Spring Bancorp, Inc.                                               3,931           102,914
Seacoast Banking Corp. of Florida (a)                                    4,770            70,024
ServisFirst Bancshares, Inc.                                             3,175           131,858
Shore Bancshares, Inc.                                                   3,680            35,770
Sierra Bancorp                                                           2,508            40,028
Signature Bank (a)                                                       7,555         1,039,266
Simmons First National Corp., Class A                                    4,197           201,162
South State Corp.                                                        3,633           279,269
Southside Bancshares, Inc.                                               3,909           107,693
Southwest Bancorp, Inc.                                                  3,696            60,651
State Bank Financial Corp.                                               5,894           121,888
Sterling Bancorp                                                        18,367           273,117
Stock Yards Bancorp, Inc.                                                2,552            92,765
Suffolk Bancorp                                                          2,452            66,989
Summit Financial Group, Inc.                                             2,289            26,919
Sun Bancorp, Inc. (a)                                                    2,292            43,983
SVB Financial Group (a)                                                  7,613           879,606
Synovus Financial Corp.                                                 19,459           575,986
Talmer Bancorp, Inc., Class A                                            9,264           154,246
TCF Financial Corp.                                                     24,414           370,116
Territorial Bancorp, Inc.                                                2,198            57,236
Texas Capital Bancshares, Inc. (a)                                       6,837           358,396
TFS Financial Corp.                                                     10,626           183,298
Tompkins Financial Corp.                                                 2,027           108,161
TowneBank                                                                7,726           145,635
Trico Bancshares                                                         3,317            81,499
TrustCo Bank Corp. NY                                                   14,741            86,087
Trustmark Corp.                                                          9,709           224,958
UMB Financial Corp.                                                      5,958           302,726
Umpqua Holdings Corp.                                                   31,941           520,638
Union Bankshares Corp.                                                   7,003           168,072
United Bancorp, Inc.                                                     3,115            28,658
United Bankshares, Inc.                                                  9,354           355,358
United Community Banks, Inc.                                             8,915           182,223
United Community Financial Corp.                                        11,244            56,220
United Financial Bancorp, Inc.                                           8,517           111,147
United Security Bancshares (a)                                           3,933            20,845
Univest Corp. of Pennsylvania                                            3,005            57,756
Valley National Bancorp                                                 33,096           325,665
Washington Federal, Inc.                                                13,426           305,441
Washington Trust Bancorp, Inc.                                           2,472            95,048
Waterstone Financial, Inc.                                               5,849            78,845
Webster Financial Corp.                                                 13,343           475,411

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   QUANTITATIVE MASTER SERIES LLC                         SEPTEMBER 30, 2015   3

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SCHEDULE OF INVESTMENTS (continued)          MASTER EXTENDED MARKET INDEX SERIES

COMMON STOCKS                                                           SHARES             VALUE
------------------------------------------------------------------------------------------------
BANKS (CONTINUED)
WesBanco, Inc.                                                           5,376     $     169,075
West BanCorp., Inc.                                                      3,190            59,812
Westamerica BanCorp                                                      3,773           167,672
Western Alliance Bancorp (a)                                            13,567           416,643
Westfield Financial, Inc.                                                4,895            37,447
Wilshire Bancorp, Inc.                                                  11,170           117,397
Wintrust Financial Corp.                                                 6,909           369,148
WSFS Financial Corp.                                                     4,170           120,138
Yadkin Financial Corp.                                                   4,397            94,492
Your Community Bankshares, Inc.                                            633            18,420
                                                                                   -------------
                                                                                      39,245,939
------------------------------------------------------------------------------------------------
BEVERAGES - 0.1%
Boston Beer Co., Inc., Class A (a)                                       1,364           287,272
Coca-Cola Bottling Co. Consolidated                                        720           139,234
Craft Brew Alliance, Inc. (a)                                            1,760            14,027
National Beverage Corp. (a)                                              2,173            66,776
Primo Water Corp. (a)                                                    4,659            35,175
Willamette Valley Vineyards, Inc. (a)                                    2,312            15,560
                                                                                   -------------
                                                                                         558,044
------------------------------------------------------------------------------------------------
CHEMICALS - 2.2%
A. Schulman, Inc.                                                        4,402           142,933
Aceto Corp.                                                              4,429           121,576
Albemarle Corp.                                                         16,453           725,577
American Vanguard Corp.                                                  3,882            44,876
Ashland, Inc.                                                            9,809           986,982
Axalta Coating Systems, Ltd. (a)                                        20,055           508,194
Axiall Corp.                                                            10,170           159,567
Balchem Corp.                                                            4,662           283,310
Cabot Corp.                                                              8,974           283,219
Calgon Carbon Corp.                                                      8,196           127,694
Cambrex Corp. (a)                                                        4,820           191,258
Celanese Corp., Series A                                                22,395         1,325,112
Chase Corp.                                                              1,295            51,010
Chemours Co.                                                            26,379           170,672
Chemtura Corp. (a)                                                       9,961           285,084
Cytec Industries, Inc.                                                  10,471           773,283
Ferro Corp. (a)                                                         13,135           143,828
FutureFuel Corp.                                                         3,639            35,953
Hawkins, Inc.                                                            1,620            62,370
HB Fuller Co.                                                            7,330           248,780
Huntsman Corp.                                                          29,692           287,715
Innophos Holdings, Inc.                                                  2,922           115,828
Innospec, Inc.                                                           3,555           165,343
Intrepid Potash, Inc. (a)                                                8,477            46,963
KMG Chemicals, Inc.                                                      1,469            28,337
Koppers Holdings, Inc.                                                   3,035            61,216
Kraton Performance Polymers, Inc. (a)                                    5,043            90,270
Kronos Worldwide, Inc.                                                   2,763            17,158
LSB Industries, Inc. (a)                                                 2,939            45,025
Metabolix, Inc. (a)                                                      2,331             3,217
Minerals Technologies, Inc.                                              5,227           251,732
NewMarket Corp.                                                          1,533           547,281
Olin Corp.                                                              11,041           185,599
OM Group, Inc.                                                           4,485           147,512
OMNOVA Solutions, Inc. (a)                                               7,759            42,985
Platform Specialty Products Corp. (a)                                   20,778           262,842
PolyOne Corp.                                                           12,836           376,608
Quaker Chemical Corp.                                                    2,000           154,160
Rayonier Advanced Materials, Inc.                                        6,271            38,379
Rentech, Inc. (a)                                                        3,065            17,164
RPM International, Inc.                                                 19,488           816,352
Senomyx, Inc. (a)                                                        7,801            34,792
Sensient Technologies Corp.                                              6,656           408,013
Stepan Co.                                                               2,616           108,852
TOR Minerals International, Inc. (a)                                     1,000             5,110
Tredegar Corp.                                                           3,711            48,540
Tronox Ltd., Class A                                                     9,237            40,366
Univar, Inc. (a)                                                         5,098            92,529
Valspar Corp.                                                           10,793           775,801
Westlake Chemical Corp.                                                  5,701           295,825
WR Grace & Co. (a)                                                      10,670           992,843
ZAGG, Inc. (a)                                                           5,548            37,671
                                                                                   -------------
                                                                                      13,213,306
------------------------------------------------------------------------------------------------
CONSTRUCTION & MATERIALS - 2.3%
AAON, Inc.                                                               6,260           121,319
Acuity Brands, Inc.                                                      6,415         1,126,346
Advanced Drainage Systems, Inc.                                          5,190           150,147
AECOM (a)                                                               22,178           610,117
Aegion Corp. (a)                                                         5,610            92,453
Ameresco, Inc., Class A (a)                                              3,372            19,827
American DG Energy, Inc. (a)                                            13,435             4,837
American Woodmark Corp. (a)                                              2,117           137,330
AO Smith Corp.                                                          11,094           723,218
Apogee Enterprises, Inc.                                                 4,359           194,629
Argan, Inc.                                                              1,952            67,695
Armstrong World Industries, Inc. (a)                                     6,956           332,079
BlueLinx Holdings, Inc. (a)                                             22,042            15,429
Blueprint Medicines Corp. (a)                                            1,496            31,925
Boise Cascade Co. (a)                                                    5,862           147,840
Builders FirstSource, Inc. (a)                                           9,577           121,436
Chicago Bridge & Iron Co. NV (b)                                        13,915           551,869
Continental Building Products, Inc. (a)                                  5,608           115,188
Eagle Materials, Inc.                                                    7,472           511,234
EMCOR Group, Inc.                                                        8,853           391,745
Fortune Brands Home & Security, Inc.                                    23,444         1,112,887
Generac Holdings, Inc. (a)                                              10,121           304,541
Gibraltar Industries, Inc. (a)                                           4,813            88,319

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SCHEDULE OF INVESTMENTS (continued)          MASTER EXTENDED MARKET INDEX SERIES

COMMON STOCKS                                                           SHARES             VALUE
------------------------------------------------------------------------------------------------
CONSTRUCTION & MATERIALS (CONTINUED)
Granite Construction, Inc.                                               5,591     $     165,885
Great Lakes Dredge & Dock Corp. (a)                                      9,666            48,717
Griffon Corp.                                                            6,030            95,093
Headwaters, Inc. (a)                                                    11,159           209,789
Hill International, Inc. (a)                                             7,303            23,954
Installed Building Products, Inc. (a)                                    2,837            71,719
Insteel Industries, Inc.                                                 2,808            45,153
Integrated Electrical Services, Inc. (a)                                 2,641            20,389
Inteliquent, Inc.                                                        5,344           119,331
KBR, Inc.                                                               21,005           349,943
Layne Christensen Co. (a)                                                3,913            25,434
LB Foster Co., Class A                                                   1,479            18,162
Lennox International, Inc.                                               5,907           669,440
Louisiana-Pacific Corp. (a)                                             21,086           300,265
Masonite International Corp. (a)                                         4,207           254,860
MasTec, Inc. (a)                                                         9,529           150,844
MDU Resources Group, Inc.                                               28,550           491,060
Mueller Water Products, Inc., Series A                                  23,943           183,403
MYR Group, Inc. (a)                                                      3,403            89,159
NCI Building Systems, Inc. (a)                                           4,543            48,019
Nortek, Inc. (a)                                                         1,510            95,598
Northwest Pipe Co. (a)                                                   2,132            27,844
Omega Flex, Inc.                                                           980            32,732
Orion Marine Group, Inc. (a)                                             5,034            30,103
Owens Corning                                                           17,160           719,176
Patrick Industries, Inc. (a)                                             2,393            94,500
PGT, Inc. (a)                                                            7,825            96,091
Ply Gem Holdings, Inc. (a)                                               3,732            43,664
Primoris Services Corp.                                                  5,751           103,000
Quanex Building Products Corp.                                           5,075            92,213
Simpson Manufacturing Co., Inc.                                          6,005           201,107
Sterling Construction Co., Inc. (a)                                      4,288            17,624
Summit Materials, Inc., Class A (a)                                      6,193           116,243
Thermon Group Holdings, Inc. (a)                                         5,345           109,840
TopBuild Corp. (a)                                                       5,711           176,870
TRC Cos., Inc. (a)                                                       4,693            55,518
Trex Co., Inc. (a)                                                       4,811           160,351
Tutor Perini Corp. (a)                                                   5,464            89,937
Universal Forest Products, Inc.                                          2,945           169,868
US Concrete, Inc. (a)                                                    2,197           104,995
USG Corp. (a)                                                           13,456           358,199
Valmont Industries, Inc.                                                 3,342           317,122
Watsco, Inc.                                                             3,782           448,091
Watts Water Technologies, Inc., Class A                                  4,067           214,819
                                                                                   -------------
                                                                                      14,228,534
------------------------------------------------------------------------------------------------
ELECTRICITY - 1.5%
ALLETE, Inc.                                                             6,636           335,052
Alliant Energy Corp.                                                    16,563           968,770
Alteva                                                                   3,253            14,346
Black Hills Corp.                                                        6,351           262,550
Calpine Corp. (a)                                                       49,082           716,597
Cleco Corp.                                                              8,684           462,336
Covanta Holding Corp.                                                   19,675           343,329
Dynegy, Inc. (a)                                                        17,431           360,299
El Paso Electric Co.                                                     6,084           224,013
Empire District Electric Co.                                             6,920           152,448
Great Plains Energy, Inc.                                               22,821           616,623
Hawaiian Electric Industries, Inc.                                      15,230           436,949
IDACORP, Inc.                                                            7,193           465,459
ITC Holdings Corp.                                                      23,310           777,155
MGE Energy, Inc.                                                         5,145           211,923
NorthWestern Corp.                                                       6,843           368,359
Ormat Technologies, Inc.                                                 5,198           176,888
Portland General Electric Co.                                           12,830           474,325
Talen Energy Corp. (a)                                                   9,651            97,475
TerraForm Power, Inc., Class A (a)                                      11,225           159,619
U.S. Geothermal, Inc. (a)                                               45,850            28,427
UIL Holdings Corp.                                                       8,164           410,404
Unitil Corp.                                                             2,550            94,044
Vivint Solar, Inc. (a)(b)                                                3,153            33,043
Westar Energy, Inc.                                                     20,853           801,589
                                                                                   -------------
                                                                                       8,992,022
------------------------------------------------------------------------------------------------
ELECTRONIC & ELECTRICAL EQUIPMENT - 2.7%
Adept Technology, Inc. (a)                                               3,068            39,761
Allied Motion Technologies, Inc.                                         1,620            28,787
American Science & Engineering, Inc.                                     1,261            44,841
Anixter International, Inc. (a)                                          4,088           236,205
API Technologies Corp. (a)                                              12,042            26,131
Arrow Electronics, Inc. (a)                                             13,770           761,206
Avnet, Inc.                                                             19,393           827,693
AVX Corp.                                                                6,239            81,669
AZZ, Inc.                                                                3,802           185,119
Badger Meter, Inc.                                                       2,244           130,287
Bel Fuse, Inc., Class B                                                  2,157            41,932
Belden, Inc.                                                             6,327           295,408
Benchmark Electronics, Inc. (a)                                          7,614           165,681
Brady Corp., Class A                                                     7,004           137,699
Capstone Turbine Corp. (a)                                              73,571            25,014
Checkpoint Systems, Inc.                                                 6,943            50,337
Cognex Corp.                                                            12,849           441,620
Coherent, Inc. (a)                                                       3,768           206,110
Control4 Corp. (a)(b)                                                    3,575            29,172
CTS Corp.                                                                5,283            97,788
CyberOptics Corp. (a)                                                    2,661            16,818
Daktronics, Inc.                                                         6,043            52,393
Electro Rent Corp.                                                       3,274            33,984
Electro Scientific Industries, Inc.                                      5,070            23,525
eMagin Corp. (a)                                                         6,297            15,554
Encore Wire Corp.                                                        3,187           104,119
EnerNOC, Inc. (a)                                                        4,406            34,807
EnerSys, Inc.                                                            6,671           357,432

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   QUANTITATIVE MASTER SERIES LLC                         SEPTEMBER 30, 2015   5

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SCHEDULE OF INVESTMENTS (continued)          MASTER EXTENDED MARKET INDEX SERIES

COMMON STOCKS                                                           SHARES             VALUE
------------------------------------------------------------------------------------------------
ELECTRONIC & ELECTRICAL EQUIPMENT (CONTINUED)
ESCO Technologies, Inc.                                                  3,900     $     140,010
Fabrinet (a)                                                             4,815            88,259
FARO Technologies, Inc. (a)                                              2,690            94,150
FEI Co.                                                                  6,054           442,184
General Cable Corp.                                                      7,405            88,119
Greatbatch, Inc. (a)                                                     3,968           223,875
GSI Group, Inc. (a)                                                      5,584            71,084
Houston Wire & Cable Co.                                                 3,110            19,717
Hubbell, Inc., Class B                                                   7,932           673,823
II-VI, Inc. (a)                                                          8,248           132,628
Intevac, Inc. (a)                                                        5,485            25,231
IntriCon Corp. (a)                                                       2,740            22,221
IPG Photonics Corp. (a)                                                  5,438           413,125
Itron, Inc. (a)                                                          5,713           182,302
Jabil Circuit, Inc.                                                     28,341           633,988
Kemet Corp. (a)                                                          8,847            16,278
Keysight Technologies, Inc. (a)                                         25,105           774,238
Kimball Electronics, Inc. (a)                                            3,441            41,051
Knowles Corp. (a)(b)                                                    13,186           243,018
Landauer, Inc.                                                           1,662            61,477
LightPath Technologies, Inc., Class A (a)                                6,052             8,957
Littelfuse, Inc.                                                         3,291           299,975
LSI Industries, Inc.                                                     4,195            35,406
MA-COM Technology Solutions Holdings, Inc. (a)                           2,990            86,680
Maxwell Technologies, Inc. (a)                                           5,619            30,455
Methode Electronics, Inc.                                                5,654           180,363
Mettler-Toledo International, Inc. (a)                                   4,083         1,162,593
MTS Systems Corp.                                                        2,264           136,089
NAPCO Security Technologies, Inc. (a)                                    7,191            43,506
National Instruments Corp.                                              15,279           424,603
Newport Corp. (a)                                                        6,137            84,384
NVE Corp.                                                                  974            47,278
Orion Energy Systems, Inc. (a)                                           7,855            14,139
OSI Systems, Inc. (a)                                                    2,791           214,795
Park Electrochemical Corp.                                               3,206            56,394
Planar Systems, Inc. (a)                                                 4,167            24,169
Plexus Corp. (a)                                                         5,087           196,256
Powell Industries, Inc.                                                  1,398            42,080
Regal-Beloit Corp.                                                       6,585           371,723
Research Frontiers, Inc. (a)                                             5,552            28,149
Rofin-Sinar Technologies, Inc. (a)                                       4,390           113,833
Rogers Corp. (a)                                                         2,899           154,169
Rubicon Technology, Inc. (a)                                             5,299             5,458
Sanmina Corp. (a)                                                       11,767           251,461
Sensata Technologies Holding NV (a)                                     24,939         1,105,795
SL Industries, Inc. (a)                                                    935            31,790
Trimble Navigation Ltd. (a)                                             37,938           622,942
TTM Technologies, Inc. (a)                                               9,582            59,696
Turtle Beach Corp. (a)(b)                                                6,063            14,733
Ultralife Corp. (a)                                                      5,753            33,885
Universal Display Corp. (a)                                              6,396           216,824
Veeco Instruments, Inc. (a)                                              6,043           123,942
Vicor Corp. (a)                                                          3,135            31,977
Vishay Intertechnology, Inc.                                            19,362           187,618
Vishay Precision Group, Inc. (a)                                         2,569            29,775
WESCO International, Inc. (a)                                            6,352           295,177
Zebra Technologies Corp., Class A (a)                                    7,748           593,109
                                                                                   -------------
                                                                                      16,238,048
------------------------------------------------------------------------------------------------
FINANCIAL SERVICES - 4.2%
Actinium Pharmaceuticals, Inc. (a)(b)                                    8,447            14,951
Ally Financial, Inc. (a)                                                64,424         1,312,961
Artisan Partners Asset Management, Inc., Class A                         5,804           204,475
Ashford, Inc. (a)                                                          394            24,999
Asta Funding, Inc. (a)                                                   3,856            32,892
Atlanticus Holdings Corp. (a)                                              251               924
BBCN Bancorp, Inc.                                                      12,023           180,585
BGC Partners, Inc., Class A                                             26,138           214,854
Blackhawk Network Holdings, Inc. (a)                                     8,375           355,016
Calamos Asset Management, Inc., Class A                                  3,789            35,920
Cash America International, Inc.                                         4,144           115,908
CBOE Holdings, Inc.                                                     12,335           827,432
CIT Group, Inc.                                                         25,399         1,016,722
Cohen & Steers, Inc.                                                     3,036            83,338
Cowen Group, Inc., Class A (a)                                          17,299            78,883
Credit Acceptance Corp. (a)                                              1,567           308,495
Diamond Hill Investment Group, Inc.                                        522            97,113
Eaton Vance Corp.                                                       17,521           585,552
Emergent Capital, Inc. (a)                                               5,857            31,921
Encore Capital Group, Inc. (a)                                           3,846           142,302
Enova International, Inc. (a)                                            4,701            48,044
Essent Group Ltd. (a)                                                   10,209           253,694
EverBank Financial Corp.                                                11,962           230,867
Evercore Partners, Inc., Class A                                         5,160           259,238
Ezcorp, Inc., Class A (a)                                                8,094            49,940
FBR & Co.                                                                1,765            36,041
Federal Agricultural Mortgage Corp., Class C                             1,734            44,963
Federated Investors, Inc., Class B                                      13,995           404,456
Financial Engines, Inc.                                                  7,748           228,334
First Cash Financial Services, Inc. (a)                                  4,380           175,463
First Marblehead Corp. (a)                                               1,974             6,791
FNF Group                                                               40,301         1,429,476
FNFV Group (a)                                                          13,277           155,606
FXCM, Inc., Class A                                                     11,552            10,050
GAMCO Investors, Inc., Class A                                             805            44,195

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   QUANTITATIVE MASTER SERIES LLC                         SEPTEMBER 30, 2015   6

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SCHEDULE OF INVESTMENTS (continued)          MASTER EXTENDED MARKET INDEX SERIES

COMMON STOCKS                                                           SHARES             VALUE
------------------------------------------------------------------------------------------------
FINANCIAL SERVICES (CONTINUED)
Green Dot Corp., Class A (a)                                             7,212     $     126,931
Greenhill & Co., Inc.                                                    4,276           121,738
HealthEquity, Inc. (a)                                                   5,106           150,882
HRG Group, Inc. (a)                                                     18,302           214,682
Interactive Brokers Group, Inc., Class A                                 8,315           328,193
INTL. FCStone, Inc. (a)                                                  2,537            62,639
Investment Technology Group, Inc.                                        5,739            76,558
Janus Capital Group, Inc.                                               21,778           296,181
Jason Industries, Inc. (a)                                               4,507            19,741
KCG Holdings, Inc., Class A (a)                                          8,227            90,250
Ladder Capital Corp.                                                     7,331           104,980
Ladenburg Thalmann Financial Services, Inc. (a)                         20,288            42,808
Lazard Ltd., Class A                                                    18,928           819,582
LendingClub Corp. (a)                                                   31,122           411,744
LendingTree, Inc. (a)                                                    1,072            99,728
Liberty Broadband Corp., Class A (a)                                     3,689           189,762
Liberty Broadband Corp., Class C (a)                                     9,748           498,805
Liberty TripAdvisor Holdings, Inc., Series A (a)                        10,151           225,048
LPL Financial Holdings, Inc.                                            12,122           482,092
MarketAxess Holdings, Inc.                                               5,541           514,648
Marlin Business Services Corp.                                           1,640            25,240
MGIC Investment Corp. (a)                                               50,456           467,223
Moelis & Co., Class A                                                    3,091            81,170
MoneyGram International, Inc. (a)                                        5,436            43,597
MSCI, Inc.                                                              14,575           866,629
Nelnet, Inc., Class A                                                    2,846            98,500
NewStar Financial, Inc. (a)                                              4,431            36,334
NMI Holdings, Inc., Class A (a)                                          7,757            58,953
NorthStar Asset Management Group, Inc.                                  29,889           429,206
NRG Yield, Inc., Class A                                                 5,864            65,384
NRG Yield, Inc., Class C                                                 9,117           105,848
Ocwen Financial Corp. (a)                                               16,212           108,783
Oppenheimer Holdings, Inc., Class A                                      1,705            34,117
PICO Holdings, Inc. (a)                                                  4,035            39,059
Piper Jaffray Cos. (a)                                                   2,366            85,578
PRA Group, Inc. (a)                                                      7,260           384,199
Pzena Investment Management, Inc., Class A                               3,173            28,240
Radian Group, Inc.                                                      30,769           489,535
Raymond James Financial, Inc.                                           18,721           929,123
RCS Capital Corp., Class A (a)                                           7,642             6,190
Resource America, Inc., Class A                                          4,370            29,061
Safeguard Scientifics, Inc. (a)                                          4,085            63,481
Santander Consumer USA Holdings, Inc. (a)                               15,868           324,025
SEI Investments Co.                                                     20,453           986,448
SLM Corp. (a)                                                           63,092           466,881
Springleaf Holdings, Inc. (a)                                            6,952           303,941
Stewart Information Services Corp.                                       3,587           146,744
Stifel Financial Corp. (a)                                              10,297           433,504
Synchrony Financial (a)                                                 18,309           573,072
Synergy Resources Corp. (a)                                             15,348           150,410
TD Ameritrade Holding Corp.                                             39,622         1,261,564
TESARO, Inc. (a)                                                         4,426           177,483
U.S. Global Investors, Inc., Class A                                     4,302             7,442
Virtus Investment Partners, Inc.                                         1,102           110,751
Voya Financial, Inc.                                                    33,542         1,300,423
Waddell & Reed Financial, Inc., Class A                                 12,521           435,355
Walker & Dunlop, Inc. (a)                                                4,301           112,170
Westwood Holdings Group, Inc.                                            1,466            79,677
WisdomTree Investments, Inc.                                            17,278           278,694
World Acceptance Corp. (a)(b)                                            1,335            35,831
Xoom Corp. (a)                                                           5,140           127,883
                                                                                   -------------
                                                                                      25,707,141
------------------------------------------------------------------------------------------------
FIXED LINE TELECOMMUNICATIONS - 0.2%
8x8, Inc. (a)                                                           14,330           118,509
Cincinnati Bell, Inc. (a)                                               34,307           107,038
Consolidated Communications Holdings, Inc.                               7,761           149,554
EarthLink Holdings Corp.                                                16,238           126,332
Fairpoint Communications, Inc. (a)                                       3,773            58,142
General Communication, Inc., Class A (a)                                 4,977            85,903
Hawaiian Telcom Holdco, Inc. (a)                                         2,127            44,199
IDT Corp., Class B                                                       2,972            42,500
inContact, Inc. (a)                                                     10,267            77,105
Lumos Networks Corp.                                                     4,097            49,819
Straight Path Communications, Inc., Class B (a)(b)                       1,752            70,798
Vonage Holdings Corp. (a)                                               27,920           164,170
Windstream Holdings, Inc. (b)                                           15,457            94,906
Zayo Group Holdings, Inc. (a)                                            6,452           163,623
                                                                                   -------------
                                                                                       1,352,598
------------------------------------------------------------------------------------------------
FOOD & DRUG RETAILERS - 0.7%
Casey's General Stores, Inc.                                             5,670           583,557
Chefs' Warehouse, Inc. (a)                                               3,358            47,549
Core-Mark Holding Co., Inc.                                              3,394           222,137
Diplomat Pharmacy, Inc. (a)                                              5,266           151,292
Fresh Market, Inc. (a)                                                   6,722           151,850
GNC Holdings, Inc., Class A                                             12,577           508,362
Ingles Markets, Inc., Class A                                            1,941            92,838
Natural Health Trends Corp.                                              1,354            44,249
PetMed Express, Inc.                                                     3,455            55,626
Rite Aid Corp. (a)                                                     149,246           905,923
Smart & Final Stores, Inc. (a)                                           4,080            64,097
SpartanNash Co.                                                          5,521           142,718
Sprouts Farmers Market, Inc. (a)                                        21,616           456,098

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   QUANTITATIVE MASTER SERIES LLC                         SEPTEMBER 30, 2015   7

================================================================================

SCHEDULE OF INVESTMENTS (continued)          MASTER EXTENDED MARKET INDEX SERIES

COMMON STOCKS                                                           SHARES             VALUE
------------------------------------------------------------------------------------------------
FOOD & DRUG RETAILERS (CONTINUED)
Supervalu, Inc. (a)                                                     38,696     $     277,837
United Natural Foods, Inc. (a)                                           7,385           358,246
Vitamin Shoppe, Inc. (a)                                                 4,485           146,390
Weis Markets, Inc.                                                       1,733            72,353
                                                                                   -------------
                                                                                       4,281,122
------------------------------------------------------------------------------------------------
FOOD PRODUCERS - 1.8%
Alico, Inc.                                                                610            24,760
Andersons, Inc.                                                          3,787           128,985
B&G Foods, Inc.                                                          8,676           316,240
Blue Buffalo Pet Products, Inc. (a)                                      4,931            88,314
Boulder Brands, Inc. (a)                                                10,013            82,006
Bunge Ltd.                                                              20,791         1,523,980
Cal-Maine Foods, Inc.                                                    4,515           246,564
Calavo Growers, Inc.                                                     2,423           108,163
Darling International, Inc. (a)                                         24,480           275,155
Dean Foods Co.                                                          13,709           226,473
Diamond Foods, Inc. (a)                                                  4,042           124,736
Farmer Bros Co. (a)                                                      1,378            37,551
Flowers Foods, Inc.                                                     27,347           676,565
Fresh Del Monte Produce, Inc.                                            4,680           184,907
Golden Enterprises, Inc.                                                   277             1,125
Griffin Industrial Realty, Inc.                                          1,073            26,535
Hain Celestial Group, Inc. (a)                                          15,237           786,229
Herbalife Ltd. (a)                                                       9,513           518,459
HQ Sustainable Maritime Industries, Inc. (a)(b)                          4,100                 -
Ingredion, Inc.                                                         10,465           913,699
J&J Snack Foods Corp.                                                    2,190           248,915
John B Sanfilippo & Son, Inc.                                            1,422            72,892
Lancaster Colony Corp.                                                   2,801           273,041
Lifevantage Corp. (a)                                                   24,439            20,040
Lifeway Foods, Inc. (a)                                                  1,804            18,906
Limoneira Co.                                                            2,404            40,219
Mannatech, Inc. (a)                                                        644            12,210
Medifast, Inc. (a)                                                       1,806            48,509
MGP Ingredients, Inc.                                                    2,244            35,926
Nutraceutical International Corp. (a)                                    1,950            46,040
Nutrisystem, Inc.                                                        4,434           117,590
Omega Protein Corp. (a)                                                  3,642            61,805
Phibro Animal Health Corp., Class A                                      2,839            89,798
Pilgrim's Pride Corp.                                                    9,693           201,421
Pinnacle Foods, Inc.                                                    16,234           679,880
Post Holdings, Inc. (a)                                                  8,999           531,841
Reliv International, Inc. (a)                                              414               298
Rocky Mountain Chocolate Factory, Inc.                                   2,724            30,645
Sanderson Farms, Inc.                                                    2,865           196,453
Seaboard Corp. (a)                                                          38           117,002
Seneca Foods Corp., Class A (a)                                          1,343            35,388
Snyders-Lance, Inc.                                                      7,570           255,336
Tootsie Roll Industries, Inc.                                            2,621            82,011
TreeHouse Foods, Inc. (a)                                                6,353           494,200
USANA Health Sciences, Inc. (a)                                            877           117,544
WhiteWave Foods Co. (a)                                                 26,002         1,043,980
                                                                                   -------------
                                                                                      11,162,336
------------------------------------------------------------------------------------------------
FORESTRY & PAPER - 0.2%
Clearwater Paper Corp. (a)                                               2,873           135,720
Deltic Timber Corp.                                                      1,749           104,608
Domtar Corp.                                                             8,775           313,706
KapStone Paper and Packaging Corp.                                      12,527           206,821
Mercer International, Inc.                                               6,229            62,477
Neenah Paper, Inc.                                                       2,503           145,875
PH Glatfelter Co.                                                        6,319           108,813
Resolute Forest Products (a)                                            13,685           113,722
Veritiv Corp. (a)                                                        1,388            51,689
Wausau Paper Corp.                                                       6,899            44,154
                                                                                   -------------
                                                                                       1,287,585
------------------------------------------------------------------------------------------------
GAS, WATER & MULTI-UTILITIES - 1.6%
American States Water Co.                                                5,470           226,458
American Water Works Co., Inc.                                          25,940         1,428,775
Aqua America, Inc.                                                      25,659           679,194
Artesian Resources Corp., Class A                                        2,304            55,619
Atmos Energy Corp.                                                      14,607           849,835
Avista Corp.                                                             8,902           295,991
Cadiz, Inc. (a)(b)                                                       4,485            32,561
California Water Service Group                                           7,033           155,570
Chesapeake Utilities Corp.                                               2,272           120,598
Connecticut Water Service, Inc.                                          2,151            78,555
Delta Natural Gas Co., Inc.                                              2,312            47,304
Gas Natural, Inc.                                                        4,001            35,769
Genie Energy Ltd. (a)                                                    3,673            30,229
Laclede Group, Inc.                                                      6,248           340,703
Middlesex Water Co.                                                      2,966            70,709
National Fuel Gas Co.                                                   12,399           619,702
New Jersey Resources Corp.                                              12,121           363,994
Northwest Natural Gas Co.                                                3,904           178,959
ONE Gas, Inc.                                                            7,517           340,746
Piedmont Natural Gas Co., Inc.                                          11,062           443,254
PNM Resources, Inc.                                                     11,554           324,090
Questar Corp.                                                           25,879           502,311
RGC Resources, Inc.                                                      2,449            50,498
SJW Corp.                                                                2,621            80,596
South Jersey Industries, Inc.                                            9,779           246,920
Southwest Gas Corp.                                                      6,553           382,171
UGI Corp.                                                               25,153           875,827
Vectren Corp.                                                           12,237           514,076
WGL Holdings, Inc.                                                       7,076           408,073
                                                                                   -------------
                                                                                       9,779,087
------------------------------------------------------------------------------------------------
GENERAL INDUSTRIALS - 1.2%
Actuant Corp., Class A                                                   8,768           161,244
AEP Industries, Inc. (a)                                                   774            44,373

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   QUANTITATIVE MASTER SERIES LLC                         SEPTEMBER 30, 2015   8
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SCHEDULE OF INVESTMENTS (continued)          MASTER EXTENDED MARKET INDEX SERIES

COMMON STOCKS                                                           SHARES             VALUE
------------------------------------------------------------------------------------------------
GENERAL INDUSTRIALS (CONTINUED)
Aptargroup, Inc.                                                         9,201     $     606,898
Bemis Co., Inc.                                                         14,201           561,934
Berry Plastics Group, Inc. (a)                                          17,837           536,359
Carlisle Cos., Inc.                                                      9,534           833,081
Crown Holdings, Inc. (a)                                                20,653           944,875
Graphic Packaging Holding Co.                                           48,500           620,315
Greif, Inc., Class A                                                     4,640           148,062
Harsco Corp.                                                            11,862           107,588
Landec Corp. (a)                                                         4,881            56,961
Multi-Color Corp.                                                        2,155           164,836
Myers Industries, Inc.                                                   3,762            50,411
Otter Tail Corp.                                                         5,434           141,610
Packaging Corp. of America                                              14,307           860,709
Raven Industries, Inc.                                                   5,522            93,598
Rexnord Corp. (a)                                                       14,887           252,781
Silgan Holdings, Inc.                                                    6,041           314,374
Sonoco Products Co.                                                     14,653           553,004
TriMas Corp. (a)                                                         6,652           108,760
UFP Technologies, Inc. (a)                                               1,471            33,612
                                                                                   -------------
                                                                                       7,195,385
------------------------------------------------------------------------------------------------
GENERAL RETAILERS - 4.7%
1-800-Flowers.com, Inc., Class A (a)                                     4,286            39,003
Aaron's, Inc.                                                            9,518           343,695
Abercrombie & Fitch Co., Class A                                        10,149           215,057
Aeeropostale, Inc. (a)(b)                                               13,619             8,444
AMERCO, Inc.                                                               897           352,943
America's Car-Mart, Inc. (a)                                             1,386            45,863
American Eagle Outfitters, Inc.                                         26,091           407,802
American Public Education, Inc. (a)                                      2,731            64,042
Antero Resources Corp. (a)(b)                                           11,613           245,731
Apollo Education Group, Inc. (a)                                        14,581           161,266
Asbury Automotive Group, Inc. (a)                                        3,942           319,893
Ascena Retail Group, Inc. (a)                                           25,130           349,558
Autobytel, Inc. (a)                                                      2,014            33,775
Barnes & Noble Education, Inc. (a)                                       6,163            78,332
Barnes & Noble, Inc.                                                     8,898           107,755
Beacon Roofing Supply, Inc. (a)                                          7,353           238,899
Big 5 Sporting Goods Corp.                                               2,684            27,860
Big Lots, Inc.                                                           7,533           360,981
Blue Nile, Inc. (a)                                                      1,962            65,805
Bon-Ton Stores, Inc. (b)                                                 2,228             6,996
Bridgepoint Education, Inc. (a)                                          2,758            21,016
Bright Horizons Family Solutions, Inc. (a)                               5,172           332,249
Buckle, Inc.                                                             4,211           155,681
Build-A-Bear Workshop, Inc. (a)                                          2,727            51,513
Burlington Stores, Inc. (a)                                             11,257           574,557
Cabela's, Inc. (a)                                                       7,460           340,176
Caleres, Inc.                                                            6,500           198,445
Cambium Learning Group, Inc. (a)                                         4,720            22,514
Capella Education Co.                                                    1,708            84,580
Career Education Corp. (a)                                              10,687            40,183
Carriage Services, Inc.                                                  3,000            64,770
Cato Corp., Class A                                                      3,894           132,513
CDK Global, Inc.                                                        23,728         1,133,724
Chegg, Inc. (a)                                                          8,886            64,068
Chemed Corp.                                                             2,443           326,067
Chico's FAS, Inc.                                                       20,490           322,308
Children's Place Retail Stores, Inc.                                     3,046           175,663
Christopher & Banks Corp. (a)                                            6,159             6,836
Citi Trends, Inc.                                                        2,593            60,624
Clean Energy Fuels Corp. (a)(b)                                         11,329            50,981
Collectors Universe, Inc.                                                1,741            26,254
Conn's, Inc. (a)(b)                                                      3,781            90,895
Container Store Group, Inc. (a)(b)                                       2,847            40,086
Copart, Inc. (a)                                                        16,297           536,171
CST Brands, Inc.                                                        11,043           371,707
Destination Maternity Corp.                                              2,770            25,539
Destination XL Group, Inc. (a)                                           8,559            49,728
Dick's Sporting Goods, Inc.                                             13,712           680,252
Dillard's, Inc., Class A                                                 3,699           323,256
DSW, Inc., Class A                                                      10,606           268,438
EVINE Live, Inc. (a)                                                     7,906            20,714
Express, Inc. (a)                                                       11,059           197,624
Finish Line, Inc., Class A                                               6,734           129,966
Five Below, Inc. (a)                                                     8,238           276,632
Foot Locker, Inc.                                                       20,456         1,472,218
Francesca's Holdings Corp. (a)                                           6,825            83,470
Fred's, Inc., Class A                                                    5,369            63,623
FTD Cos., Inc. (a)                                                       3,190            95,062
Gaiam, Inc., Class A (a)                                                 3,595            22,109
Genesco, Inc. (a)                                                        3,579           204,254
Grand Canyon Education, Inc. (a)                                         7,107           269,995
Group 1 Automotive, Inc.                                                 3,316           282,357
GrubHub, Inc. (a)                                                       11,684           284,389
Guess?, Inc.                                                             9,596           204,971
Haverty Furniture Cos., Inc.                                             3,228            75,793
Hibbett Sports, Inc. (a)                                                 3,771           132,023
Hillenbrand, Inc.                                                        9,114           237,055
Houghton Mifflin Harcourt Co. (a)                                       16,811           341,431
HSN, Inc.                                                                4,658           266,624
ITT Corp.                                                               13,012           434,991
ITT Educational Services, Inc. (a)(b)                                    4,668            16,011
JC Penney Co., Inc. (a)                                                 45,165           419,583
K12, Inc. (a)                                                            4,637            57,684
KAR Auction Services, Inc.                                              20,817           739,003
Kirkland's, Inc.                                                         2,707            58,309
Lands' End, Inc. (a)(b)                                                  2,707            73,116
Liquidity Services, Inc. (a)                                             4,477            33,085
Lithia Motors, Inc., Class A                                             3,487           376,980
Lumber Liquidators Holdings, Inc. (a)(b)                                 4,057            53,309
MarineMax, Inc. (a)                                                      4,129            58,343

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SCHEDULE OF INVESTMENTS (continued)          MASTER EXTENDED MARKET INDEX SERIES

COMMON STOCKS                                                           SHARES             VALUE
------------------------------------------------------------------------------------------------
GENERAL RETAILERS (CONTINUED)
Matthews International Corp., Class A                                    4,866     $     238,288
Mattress Firm Holding Corp. (a)                                          3,155           131,753
Men's Wearhouse, Inc.                                                    7,130           303,168
Michaels Cos., Inc. (a)                                                 11,423           263,871
Monro Muffler Brake, Inc.                                                4,709           318,093
Murphy USA, Inc. (a)                                                     5,915           325,029
Office Depot, Inc. (a)                                                  73,147           469,604
Outerwall, Inc.                                                          2,756           156,899
Overstock.com, Inc. (a)                                                  2,766            47,465
PCM, Inc. (a)                                                            1,516            13,705
Penske Automotive Group, Inc.                                            6,182           299,456
Pep Boys-Manny Moe & Jack (a)                                            7,918            96,520
Perfumania Holdings, Inc. (a)                                            1,362             5,761
Pier 1 Imports, Inc.                                                    12,905            89,044
Pricesmart, Inc.                                                         2,929           226,529
Providence Service Corp. (a)                                             2,023            88,162
RealNetworks, Inc. (a)                                                   6,577            26,900
Regis Corp. (a)                                                          6,392            83,735
Rent-A-Center, Inc.                                                      7,864           190,702
Restoration Hardware Holdings, Inc. (a)                                  5,536           516,564
Rollins, Inc.                                                           13,847           372,069
Rush Enterprises, Inc., Class A (a)                                      5,240           126,808
Sally Beauty Holdings, Inc. (a)                                         23,353           554,634
Sears Holdings Corp. (a)(b)                                              7,621           172,235
Service Corp. International                                             29,146           789,857
ServiceMaster Global Holdings, Inc. (a)                                 15,314           513,785
Shoe Carnival, Inc.                                                      2,381            56,668
Shutterfly, Inc. (a)                                                     5,540           198,055
SolarCity Corp. (a)(b)                                                   8,832           377,215
Sonic Automotive, Inc., Class A                                          4,835            98,731
Sotheby's                                                                9,021           288,492
SP Plus Corp. (a)                                                        2,950            68,293
Speed Commerce, Inc. (a)                                                21,832             4,235
Stage Stores, Inc.                                                       4,672            45,972
Stamps.com, Inc. (a)                                                     2,321           171,777
Stein Mart, Inc.                                                         4,383            42,427
Strayer Education, Inc. (a)                                              1,653            90,865
Tile Shop Holdings, Inc. (a)                                             4,824            57,792
Titan Machinery, Inc. (a)                                                2,671            30,663
TrueCar, Inc. (a)(b)                                                     9,486            49,422
Tuesday Morning Corp. (a)                                                6,404            34,646
Ulta Salon Cosmetics & Fragrance, Inc. (a)                               9,480         1,548,558
VCA, Inc. (a)                                                           11,975           630,484
Weight Watchers International, Inc. (a)                                  4,279            27,300
West Marine, Inc. (a)                                                    3,086            27,095
Williams-Sonoma, Inc.                                                   12,351           942,999
Winmark Corp.                                                              437            44,976
Zumiez, Inc. (a)                                                         3,388            52,954
                                                                                   -------------
                                                                                      28,335,473
------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SERVICES - 5.4%
Abaxis, Inc.                                                             3,253           143,099
ABIOMED, Inc. (a)                                                        5,769           535,132
Acadia Healthcare Co., Inc. (a)                                          8,157           540,564
Accuray, Inc. (a)                                                       12,884            64,356
AdCare Health Systems, Inc.                                              7,324            24,316
Addus HomeCare Corp. (a)                                                 1,286            40,059
Adeptus Health, Inc., Class A (a)                                        1,128            91,097
Air Methods Corp. (a)                                                    5,272           179,722
Alere, Inc. (a)                                                         12,711           612,035
Align Technology, Inc. (a)                                              10,895           618,400
Alliance HealthCare Services, Inc. (a)                                   2,209            21,560
Almost Family, Inc. (a)                                                  1,371            54,909
Alphatec Holdings, Inc. (a)                                             22,800             7,524
Amedisys, Inc. (a)                                                       4,240           160,993
American Caresource Holdings, Inc. (a)                                   2,753             3,414
Amsurg Corp. (a)                                                         7,119           553,217
Analogic Corp.                                                           1,873           153,661
AngioDynamics, Inc. (a)                                                  4,708            62,099
Anika Therapeutics, Inc. (a)                                             2,272            72,318
Antares Pharma, Inc. (a)                                                26,095            44,362
AtriCure, Inc. (a)                                                       4,498            98,551
Atrion Corp.                                                               253            94,865
Bio-Rad Laboratories, Inc., Class A (a)                                  3,109           417,570
Biolase, Inc. (a)                                                       11,125            10,013
BioScrip, Inc. (a)                                                      10,652            19,919
BioTelemetry, Inc. (a)                                                   4,630            56,671
Bovie Medical Corp. (a)                                                  7,643            15,133
Brookdale Senior Living, Inc. (a)                                       27,192           624,328
Bruker Corp. (a)                                                        16,447           270,224
Cantel Medical Corp.                                                     5,470           310,149
Capital Senior Living Corp. (a)                                          4,670            93,633
Cardica, Inc. (a)                                                       35,620            10,259
Cardiovascular Systems, Inc. (a)                                         4,419            69,997
Centene Corp. (a)                                                       17,537           951,032
Cepheid, Inc. (a)                                                       10,748           485,810
Cogentix Medical, Inc. (a)(b)                                           13,771            17,076
CollabRx, Inc. (a)                                                       7,828             5,401
Community Health Systems, Inc. (a)                                      17,321           740,819
CONMED Corp.                                                             3,885           185,470
Cooper Cos., Inc.                                                        7,195         1,071,048
Corvel Corp. (a)                                                         1,959            63,276
CryoLife, Inc.                                                           4,639            45,137
Cutera, Inc. (a)                                                         3,451            45,139
Cyberonics, Inc. (a)                                                     3,965           240,993
Cynosure, Inc., Class A (a)                                              3,689           110,818
DexCom, Inc. (a)                                                        11,916         1,023,108

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   QUANTITATIVE MASTER SERIES LLC                        SEPTEMBER 30, 2015   10

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SCHEDULE OF INVESTMENTS (continued)          MASTER EXTENDED MARKET INDEX SERIES

COMMON STOCKS                                                           SHARES             VALUE
------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SERVICES (CONTINUED)
Endologix, Inc. (a)                                                     11,018     $     135,081
Ensign Group, Inc.                                                       3,446           146,903
Envision Healthcare Holdings, Inc. (a)                                  27,381         1,007,347
Escalon Medical Corp. (a)                                                1,399             1,525
Exactech, Inc. (a)                                                       2,338            40,751
Five Star Quality Care, Inc. (a)                                         7,271            22,467
Fluidigm Corp. (a)                                                       4,592            37,241
FONAR Corp. (a)                                                          1,754            23,521
Genesis Healthcare, Inc. (a)                                             5,313            32,569
GenMark Diagnostics, Inc. (a)                                            7,790            61,307
Globus Medical, Inc., Class A (a)                                       10,458           216,062
Haemonetics Corp. (a)                                                    7,760           250,803
Halyard Health, Inc. (a)                                                 6,988           198,739
Hanger, Inc. (a)                                                         5,635            76,861
Harvard Apparatus Regenerative Technology, Inc. (a)                      3,656             3,104
Health Net, Inc. (a)                                                    11,344           683,136
Healthcare Services Group, Inc.                                         10,637           358,467
HealthSouth Corp.                                                       13,450           516,076
HealthStream, Inc. (a)                                                   3,976            86,717
Healthways, Inc. (a)                                                     5,011            55,722
HeartWare International, Inc. (a)                                        2,769           144,846
Hill-Rom Holdings, Inc.                                                  8,276           430,269
HMS Holdings Corp. (a)                                                  13,081           114,720
Hologic, Inc. (a)                                                       36,249         1,418,423
Hooper Holmes, Inc. (a)                                                  9,589             1,084
ICU Medical, Inc. (a)                                                    2,177           238,381
IDEXX Laboratories, Inc. (a)                                            13,658         1,014,106
Inogen, Inc. (a)                                                         2,088           101,372
Insulet Corp. (a)                                                        8,659           224,355
Integra LifeSciences Holdings Corp. (a)                                  4,336           258,209
Invacare Corp.                                                           4,891            70,773
IPC The Hospitalist Co., Inc. (a)                                        2,615           203,159
Juno Therapeutics, Inc. (a)(b)                                           9,484           385,904
Kindred Healthcare, Inc.                                                12,162           191,551
LDR Holding Corp. (a)                                                    3,794           131,007
LHC Group, Inc. (a)                                                      2,077            92,987
LifePoint Hospitals, Inc. (a)                                            6,433           456,100
Magellan Health Services, Inc. (a)                                       3,939           218,339
Masimo Corp. (a)                                                         6,979           269,110
MEDNAX, Inc. (a)                                                        13,824         1,061,545
Meridian Bioscience, Inc.                                                6,734           115,151
Merit Medical Systems, Inc. (a)                                          7,010           167,609
Molina Healthcare, Inc. (a)                                              5,992           412,549
Nanosphere, Inc. (a)                                                     2,462             4,013
National Healthcare Corp.                                                1,480            90,117
Natus Medical, Inc. (a)                                                  5,169           203,917
Navidea Biopharmaceuticals, Inc. (a)(b)                                 26,298            59,959
Neogen Corp. (a)                                                         5,645           253,969
NeoGenomics, Inc. (a)                                                    9,277            53,157
Nevro Corp. (a)                                                          2,155            99,970
NuVasive, Inc. (a)                                                       7,400           356,828
NxStage Medical, Inc. (a)                                                9,415           148,475
Omnicell, Inc. (a)                                                       5,518           171,610
OraSure Technologies, Inc. (a)                                           9,831            43,650
Orthofix International NV (a)                                            3,072           103,680
Owens & Minor, Inc.                                                      9,148           292,187
PAREXEL International Corp. (a)                                          8,169           505,824
Perseon Corp. (a)                                                        1,034               321
PharMerica Corp. (a)                                                     4,613           131,332
Psychemedics Corp.                                                       2,424            24,410
Quidel Corp. (a)                                                         4,975            93,928
RadNet, Inc. (a)                                                         5,911            32,806
ResMed, Inc.                                                            20,655         1,052,579
Retractable Technologies, Inc. (a)                                       4,605            16,670
Rockwell Medical, Inc. (a)(b)                                            7,565            58,326
RTI Surgical, Inc. (a)                                                  10,112            57,436
SeaSpine Holdings Corp. (a)                                              1,779            28,820
Select Medical Holdings Corp.                                           15,096           162,886
Sirona Dental Systems, Inc. (a)                                          8,309           775,562
Spark Therapeutics, Inc. (a)                                             1,974            82,375
Spectranetics Corp. (a)                                                  6,991            82,424
Staar Surgical Co. (a)                                                   5,027            39,010
STERIS Corp.                                                             8,755           568,812
Surgical Care Affiliates, Inc. (a)                                       3,963           129,550
SurModics, Inc. (a)                                                      2,327            50,822
Symmetry Surgical, Inc. (a)                                              2,920            25,988
T2 Biosystems, Inc. (a)                                                  2,209            19,351
Team Health Holdings, Inc. (a)                                          10,634           574,555
Teleflex, Inc.                                                           6,131           761,532
Thoratec Corp. (a)                                                       8,147           515,379
Triple-S Management Corp., Class B (a)                                   3,526            62,798
U.S. Physical Therapy, Inc.                                              1,955            87,760
Unilife Corp. (a)(b)                                                    24,137            23,652
Universal American Corp. (a)                                             8,418            57,579
Utah Medical Products, Inc.                                                860            46,328
Vascular Solutions, Inc. (a)                                             3,038            98,462
VWR Corp. (a)                                                            6,184           158,867
WellCare Health Plans, Inc. (a)                                          6,434           554,482
West Pharmaceutical Services, Inc.                                      10,534           570,100
Wright Medical Group NV (a)                                              5,788           118,017
Wright Medical Group, Inc. (a)                                           8,231           173,016
Zafgen, Inc. (a)                                                         2,989            95,499
Zeltiq Aesthetics, Inc. (a)                                              5,066           162,264
                                                                                   -------------
                                                                                      32,616,278
------------------------------------------------------------------------------------------------
HOUSEHOLD GOODS & HOME CONSTRUCTION - 2.0%
ACCO Brands Corp. (a)                                                   16,442           116,245
Bassett Furniture Industries, Inc.                                       1,739            48,431
Beazer Homes USA, Inc. (a)                                               4,476            59,665
Blount International, Inc. (a)                                           7,808            43,491
Briggs & Stratton Corp.                                                  6,373           123,063
Cavco Industries, Inc. (a)                                               1,393            94,849

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   QUANTITATIVE MASTER SERIES LLC                        SEPTEMBER 30, 2015   11

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SCHEDULE OF INVESTMENTS (continued)          MASTER EXTENDED MARKET INDEX SERIES

COMMON STOCKS                                                           SHARES             VALUE
------------------------------------------------------------------------------------------------
HOUSEHOLD GOODS & HOME CONSTRUCTION (CONTINUED)
Central Garden and Pet Co., Class A (a)                                  6,265     $     100,929
Church & Dwight Co., Inc.                                               19,134         1,605,343
Compx International, Inc.                                                1,034            11,364
Comstock Holdings Cos., Inc. (a)                                         1,729             6,121
Dixie Group, Inc. (a)                                                    2,900            24,244
Edgewell Personal Care Co.                                               9,066           739,786
Energizer Holdings, Inc.                                                 9,214           356,674
Ethan Allen Interiors, Inc.                                              3,943           104,135
Flexsteel Industries, Inc.                                                 965            30,156
Forward Industries, Inc. (a)                                             2,823             3,811
Herman Miller, Inc.                                                      8,604           248,139
HNI Corp.                                                                6,427           275,718
Hooker Furniture Corp.                                                   1,876            44,161
Hovnanian Enterprises, Inc., Class A (a)                                21,351            37,791
Interface, Inc.                                                          9,610           215,648
iRobot Corp. (a)                                                         4,579           133,432
Jarden Corp. (a)                                                        29,134         1,424,070
KB Home                                                                 13,093           177,410
Knoll, Inc.                                                              7,374           162,081
La-Z-Boy, Inc.                                                           7,437           197,527
Libbey, Inc.                                                             3,627           118,276
Lifetime Brands, Inc.                                                    2,050            28,659
M/I Homes, Inc. (a)                                                      4,013            94,627
MDC Holdings, Inc.                                                       5,655           148,048
Meritage Homes Corp. (a)                                                 5,485           200,312
National Presto Industries, Inc.                                           790            66,565
NVR, Inc. (a)                                                              564           860,224
Oil-Dri Corp. of America                                                 1,129            25,854
Ryland Group, Inc.                                                       6,940           283,360
Scotts Miracle-Gro Co., Class A                                          6,695           407,190
Select Comfort Corp. (a)                                                 7,812           170,927
Spectrum Brands Holdings, Inc.                                           4,044           370,066
Standard Pacific Corp. (a)                                              21,633           173,064
Steelcase, Inc., Class A                                                12,921           237,876
Taylor Morrison Home Corp., Class A (a)                                  5,375           100,298
Tempur Sealy International, Inc. (a)                                     9,200           657,156
Toll Brothers, Inc. (a)                                                 23,843           816,384
TRI Pointe Homes, Inc. (a)                                              22,019           288,229
Tupperware Brands Corp.                                                  7,258           359,198
Virco Manufacturing Corp. (a)                                            5,315            15,945
Wayfair, Inc., Class A (a)(b)                                            3,640           127,618
WD-40 Co.                                                                2,030           180,812
William Lyon Homes, Class A (a)                                          3,017            62,150
                                                                                   -------------
                                                                                      12,177,122
------------------------------------------------------------------------------------------------
INDUSTRIAL ENGINEERING - 2.4%
Accuride Corp. (a)                                                       6,798            18,830
AGCO Corp.                                                              10,869           506,821
Alamo Group, Inc.                                                        1,409            65,871
Albany International Corp., Class A                                      4,299           122,994
Altra Industrial Motion Corp.                                            4,066            94,006
American Railcar Industries, Inc.                                        1,354            48,961
Astec Industries, Inc.                                                   2,723            91,248
Babcock & Wilcox Enterprises, Inc. (a)                                   8,137           136,702
Broadwind Energy, Inc. (a)                                               4,880            10,102
Ceco Environmental Corp.                                                 5,119            41,925
Chicago Rivet & Machine Co.                                                494            12,350
CIRCOR International, Inc.                                               2,547           102,186
CLARCOR, Inc.                                                            7,204           343,487
Colfax Corp. (a)                                                        14,850           444,163
Columbus McKinnon Corp.                                                  2,933            53,263
Commercial Vehicle Group, Inc. (a)                                       5,294            21,335
Crane Co.                                                                7,274           339,041
Donaldson Co., Inc.                                                     18,390           516,391
Douglas Dynamics, Inc.                                                   3,445            68,418
Dynamic Materials Corp.                                                  2,800            26,712
Energy Recovery, Inc. (a)                                                7,157            15,316
EnPro Industries, Inc.                                                   3,380           132,395
Federal Signal Corp.                                                     9,098           124,734
Franklin Electric Co., Inc.                                              5,895           160,521
FreightCar America, Inc.                                                 1,751            30,047
GATX Corp.                                                               6,015           265,562
Gorman-Rupp Co.                                                          2,838            68,027
Graco, Inc.                                                              8,534           572,034
Graham Corp.                                                             1,902            33,570
Greenbrier Cos., Inc. (b)                                                3,912           125,614
H&E Equipment Services, Inc.                                             4,783            79,972
Horizon Global Corp. (a)                                                 3,297            29,079
Hurco Cos., Inc.                                                         1,373            36,027
Hyster-Yale Materials Handling, Inc.                                     1,367            79,054
IDEX Corp.                                                              11,299           805,619
Inovalon Holdings, Inc. (a)                                              4,101            85,424
John Bean Technologies Corp.                                             4,433           169,562
Kadant, Inc.                                                             1,829            71,349
Kennametal, Inc.                                                        11,461           285,264
Key Technology, Inc. (a)                                                   998            12,036
Kimball International, Inc., Class B                                     5,240            49,570
Lincoln Electric Holdings, Inc.                                          9,990           523,776
Lindsay Corp. (b)                                                        1,728           117,141
Lydall, Inc. (a)                                                         2,799            79,743
Manitex International, Inc. (a)(b)                                       2,717            15,270
Manitowoc Co., Inc.                                                     19,950           299,250
Materion Corp.                                                           3,097            92,972
Meritor, Inc. (a)                                                       14,359           152,636
MFRI, Inc. (a)                                                           1,937             9,917
Middleby Corp. (a)                                                       8,483           892,327
Miller Industries, Inc.                                                  2,019            39,451
MSA Safety, Inc.                                                         4,681           187,100
Mueller Industries, Inc.                                                 8,443           249,744
NACCO Industries, Inc., Class A                                            799            37,992
Navistar International Corp. (a)                                         9,906           126,004
NN, Inc.                                                                 4,181            77,348

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SCHEDULE OF INVESTMENTS (continued)          MASTER EXTENDED MARKET INDEX SERIES

COMMON STOCKS                                                           SHARES             VALUE
------------------------------------------------------------------------------------------------
INDUSTRIAL ENGINEERING (CONTINUED)
Nordson Corp.                                                            8,370     $     526,808
Oshkosh Corp.                                                           11,275           409,621
Paylocity Holding Corp. (a)                                              2,829            84,842
Proto Labs, Inc. (a)                                                     3,660           245,220
Spartan Motors, Inc.                                                     7,892            32,594
SPX Corp.                                                                5,860            69,851
SPX FLOW, Inc. (a)                                                       5,860           201,760
Standex International Corp.                                              1,909           143,843
Sun Hydraulics Corp.                                                     3,863           106,117
Tennant Co.                                                              2,625           147,472
Terex Corp.                                                             15,613           280,097
Timken Co.                                                              10,365           284,934
TimkenSteel Corp.                                                        5,808            58,777
Toro Co.                                                                 8,102           571,515
Trinity Industries, Inc.                                                22,496           509,984
Twin Disc, Inc.                                                          1,831            22,723
Wabash National Corp. (a)                                               10,252           108,569
Wabtec Corp.                                                            14,151         1,245,996
Woodward, Inc.                                                           8,226           334,798
                                                                                   -------------
                                                                                      14,581,774
------------------------------------------------------------------------------------------------
INDUSTRIAL METALS & MINING - 0.5%
AK Steel Holding Corp. (a)                                              28,196            67,952
Allegheny Technologies, Inc.                                            15,897           225,420
Ampco-Pittsburgh Corp.                                                   1,955            21,329
Carpenter Technology Corp.                                               7,397           220,209
Century Aluminum Co. (a)                                                 7,937            36,510
Cliffs Natural Resources, Inc. (b)                                      20,973            51,174
Commercial Metals Co.                                                   16,716           226,502
Friedman Industries, Inc.                                                2,787            16,722
Globe Specialty Metals, Inc.                                             9,757           118,352
Handy & Harman Ltd. (a)                                                    780            18,704
Haynes International, Inc.                                               2,039            77,156
Horsehead Holding Corp. (a)                                              9,649            29,333
Kaiser Aluminum Corp.                                                    2,591           207,928
McEwen Mining, Inc. (b)                                                 43,669            38,197
Noranda Aluminum Holding Corp.                                           3,108             5,097
Olympic Steel, Inc.                                                      1,597            15,890
Reliance Steel & Aluminum Co.                                           10,768           581,580
Steel Dynamics, Inc.                                                    35,590           611,436
Synalloy Corp.                                                           2,147            19,667
United States Steel Corp. (b)                                           21,089           219,747
Universal Stainless & Alloy Products, Inc. (a)                           1,302            13,775
Uranium Energy Corp. (a)(b)                                             19,733            19,733
Worthington Industries, Inc.                                             6,908           182,924
                                                                                   -------------
                                                                                       3,025,337
------------------------------------------------------------------------------------------------
INDUSTRIAL TRANSPORTATION - 1.2%
Air Lease Corp.                                                         14,293           441,940
Air Transport Services Group, Inc. (a)                                   8,433            72,102
Aircastle Ltd.                                                           9,055           186,624
ArcBest Corp.                                                            3,519            90,685
Atlas Air Worldwide Holdings, Inc. (a)                                   3,769           130,257
CAI International, Inc. (a)                                              2,930            29,534
Celadon Group, Inc.                                                      4,175            66,884
Con-way, Inc.                                                            8,179           388,094
Covenant Transportation Group, Inc., Class A (a)                         2,275            40,882
Echo Global Logistics, Inc. (a)                                          4,008            78,557
Forward Air Corp.                                                        4,502           186,788
FRP Holdings, Inc. (a)                                                   1,209            36,439
Genco Shipping & Trading Ltd. (a)                                        1,779             6,956
Genesee & Wyoming, Inc., Class A (a)                                     7,754           458,106
Heartland Express, Inc.                                                  9,094           181,334
Hub Group, Inc., Class A (a)                                             5,287           192,500
Kirby Corp. (a)                                                          8,071           499,998
Knight Transportation, Inc.                                              8,854           212,496
Landstar System, Inc.                                                    6,252           396,814
Macquarie Infrastructure Corp.                                          10,882           812,450
Marten Transport Ltd.                                                    3,567            57,678
Matson, Inc.                                                             6,151           236,752
Old Dominion Freight Line, Inc. (a)                                     10,247           625,067
PAM Transportation Services, Inc. (a)                                      659            21,780
Patriot Transportation Holding, Inc. (a)                                   627            15,079
PHH Corp. (a)                                                            7,484           105,674
Rand Logistics, Inc. (a)                                                 5,032            10,768
Roadrunner Transportation Systems, Inc. (a)                              4,706            86,590
Saia, Inc. (a)                                                           3,715           114,979
Swift Transportation Co. (a)                                            13,364           200,727
TAL International Group, Inc. (a)                                        4,790            65,479
Teekay Corp.                                                             6,907           204,724
Textainer Group Holdings Ltd. (b)                                        3,736            61,607
Universal Truckload Services, Inc.                                       1,233            19,198
USA Truck, Inc. (a)                                                      1,622            27,947
UTI Worldwide, Inc. (a)                                                 13,785            63,273
Werner Enterprises, Inc.                                                 6,158           154,566
Wesco Aircraft Holdings, Inc. (a)                                        8,424           102,773
Willis Lease Finance Corp. (a)                                           1,351            21,967
World Fuel Services Corp.                                               10,630           380,554
XPO Logistics, Inc. (a)(b)                                              10,332           246,212
YRC Worldwide, Inc. (a)                                                  4,920            65,239
                                                                                   -------------
                                                                                       7,398,073
------------------------------------------------------------------------------------------------
LEISURE GOODS - 0.8%
Arctic Cat, Inc.                                                         2,143            47,532
Black Diamond, Inc. (a)                                                  4,738            29,755
Brunswick Corp.                                                         13,523           647,616
Callaway Golf Co.                                                       12,565           104,918
Drew Industries, Inc.                                                    3,649           199,272
DTS, Inc. (a)                                                            2,922            78,017
Escalade, Inc.                                                           2,070            32,706

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SCHEDULE OF INVESTMENTS (continued)          MASTER EXTENDED MARKET INDEX SERIES

COMMON STOCKS                                                           SHARES             VALUE
------------------------------------------------------------------------------------------------
LEISURE GOODS (CONTINUED)
Fitbit, Inc., Series A (a)(b)                                            5,397     $     203,413
Glu Mobile, Inc. (a)                                                    17,785            77,720
GoPro, Inc., Class A (a)(b)                                             11,137           347,697
LeapFrog Enterprises, Inc. (a)                                          19,621            14,000
Marine Products Corp.                                                    2,700            18,738
Nautilus, Inc. (a)                                                       4,821            72,315
Polaris Industries, Inc.                                                 9,046         1,084,344
Pool Corp.                                                               6,307           455,996
RealD, Inc. (a)                                                          7,446            71,556
Skullcandy, Inc. (a)                                                     3,869            21,396
Take-Two Interactive Software, Inc. (a)                                 12,939           371,737
Thor Industries, Inc.                                                    6,537           338,617
TiVo, Inc. (a)                                                          15,413           133,477
Universal Electronics, Inc. (a)                                          2,383           100,158
Vista Outdoor, Inc. (a)                                                  9,401           417,686
Winnebago Industries, Inc.                                               4,162            79,702
                                                                                   -------------
                                                                                       4,948,368
------------------------------------------------------------------------------------------------
LIFE INSURANCE - 0.5%
American Equity Investment Life Holding Co.                             11,676           272,167
AMERISAFE, Inc.                                                          3,104           154,362
Atlantic American Corp.                                                  2,927            11,825
Citizens, Inc. (a)(b)                                                    8,213            60,940
CNO Financial Group, Inc.                                               27,581           518,799
eHealth, Inc. (a)                                                        2,920            37,405
Employers Holdings, Inc.                                                 4,842           107,928
FBL Financial Group, Inc., Class A                                       1,432            88,097
Independence Holding Co.                                                 1,686            21,850
Kansas City Life Insurance Co.                                             643            30,214
National Western Life Insurance Co., Class A                               341            75,941
Phoenix Cos., Inc. (a)                                                   1,237            40,809
Primerica, Inc.                                                          7,153           322,386
StanCorp Financial Group, Inc.                                           6,214           709,639
Symetra Financial Corp.                                                 13,712           433,848
                                                                                   -------------
                                                                                       2,886,210
------------------------------------------------------------------------------------------------
MEDIA - 4.6%
Acxiom Corp. (a)                                                        11,802           233,208
AH Belo Corp.                                                            3,599            17,743
AMC Networks, Inc., Class A (a)                                          9,120           667,310
Ascent Capital Group, Inc., Class A (a)                                  2,129            58,292
Bankrate, Inc. (a)                                                       9,127            94,464
Beasley Broadcasting Group, Inc., Class A                                  784             3,246
Cable One, Inc. (a)                                                        666           279,334
Charter Communications, Inc., Class A (a)                               11,195         1,968,641
Clear Channel Outdoor Holdings, Inc., Class A (a)                        5,624            40,099
ComScore, Inc. (a)                                                       5,038           232,504
Constant Contact, Inc. (a)                                               4,980           120,715
Crown Media Holdings, Inc., Class A (a)                                  6,593            35,273
CSS Industries, Inc.                                                     1,461            38,483
CTN Media Group, Inc. (a)                                                   50                --
Cumulus Media, Inc., Class A (a)                                        25,485            17,936
Dex Media, Inc. (a)(b)                                                   1,243               168
DISH Network Corp., Class A (a)                                         32,981         1,924,112
Dolby Laboratories, Inc., Class A                                        7,185           234,231
DreamWorks Animation SKG, Inc., Class A (a)                             10,730           187,238
Emmis Communications Corp., Class A (a)                                 10,615            13,163
Entercom Communications Corp., Class A (a)                               4,346            44,155
Entravision Communications Corp., Class A                                9,442            62,695
EW Scripps Co.                                                           8,572           151,467
FactSet Research Systems, Inc.                                           6,067           969,567
Gannett Co., Inc.                                                       17,154           252,678
Global Eagle Entertainment, Inc. (a)                                     7,875            90,405
Graham Holdings Co., Class B                                               660           380,820
Gray Television, Inc. (a)                                               10,007           127,689
Groupon, Inc. (a)                                                       73,083           238,251
Harte-Hanks, Inc.                                                        6,749            23,824
IHS, Inc., Class A (a)                                                  10,085         1,169,860
John Wiley & Sons, Inc., Class A                                         7,267           363,568
Journal Media Group, Inc.                                                3,587            26,903
Lamar Advertising Co., Class A                                          11,989           625,586
Lee Enterprises, Inc. (a)                                               12,326            25,638
Liberty Global PLC (a)                                                  89,077         3,653,939
Liberty Global PLC, Class A (a)                                         37,168         1,595,994
Liberty Global PLC LiLAC (a)                                             4,805           164,523
Liberty Global PLC LiLAC, Class A (a)                                    2,538            85,505
Liberty Interactive Corp., Series A (a)                                 64,045         1,679,900
Liberty Media Corp., Class A (a)                                        14,220           507,938
Liberty Media Corp., Class C (a)                                        29,557         1,018,534
Liberty Ventures, Series A (a)                                          20,640           832,824
Lions Gate Entertainment Corp.                                          14,068           517,702
Live Nation Entertainment, Inc. (a)                                     21,752           522,918
Marchex, Inc., Class B                                                   5,246            21,141
Martha Stewart Living Omnimedia, Class A (a)                             6,396            38,120
McClatchy Co., Class A (a)                                              10,903            10,576
Media General, Inc. (a)                                                 14,375           201,106
Meredith Corp.                                                           5,493           233,892
Morningstar, Inc.                                                        2,699           216,622
MSG Networks, Inc. (a)                                                   9,210           664,409
National CineMedia, Inc.                                                 9,730           130,577
New Media Investment Group, Inc.                                         6,330            97,862
New York Times Co., Class A                                             18,334           216,525

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   QUANTITATIVE MASTER SERIES LLC                        SEPTEMBER 30, 2015   14
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SCHEDULE OF INVESTMENTS (continued)          MASTER EXTENDED MARKET INDEX SERIES

COMMON STOCKS                                                           SHARES             VALUE
------------------------------------------------------------------------------------------------
MEDIA (CONTINUED)
Nexstar Broadcasting Group, Inc., Class A                                4,695     $     222,308
Outfront Media, Inc.                                                    20,371           423,717
Pandora Media, Inc. (a)                                                 29,602           631,707
QuinStreet, Inc. (a)                                                     7,427            41,220
RetailMeNot, Inc. (a)                                                    6,149            50,668
Saga Communications, Inc., Class A                                       1,186            39,861
Scholastic Corp.                                                         3,775           147,074
Sinclair Broadcast Group, Inc., Class A                                 10,372           262,619
Sirius XM Holdings, Inc. (a)                                           328,722         1,229,420
Sizmek, Inc. (a)                                                         3,896            23,337
Spanish Broadcasting System, Inc. (a)                                    1,474             7,753
SPAR Group, Inc. (a)                                                     3,165             4,748
Starz, Class A (a)                                                      12,237           456,930
TechTarget, Inc. (a)                                                     3,655            31,141
TheStreet, Inc.                                                         16,585            27,697
Time, Inc.                                                              15,923           303,333
Tribune Co., Class A                                                    11,990           426,844
Tribune Publishing Co.                                                   3,616            28,349
Value Line, Inc.                                                         1,830            28,347
WebMD Health Corp. (a)                                                   5,811           231,510
XO Group, Inc. (a)                                                       4,623            65,323
Yelp, Inc. (a)                                                           8,383           181,576
                                                                                   -------------
                                                                                      27,995,355
------------------------------------------------------------------------------------------------
MINING - 0.3%
Arch Coal, Inc. (a)                                                      3,242            10,699
Cloud Peak Energy, Inc. (a)                                              9,192            24,175
Coeur Mining, Inc. (a)                                                  20,713            58,411
Compass Minerals International, Inc.                                     4,864           381,192
General Moly, Inc. (a)                                                  21,436             6,191
Golden Minerals Co. (a)                                                  9,302             2,484
Hecla Mining Co.                                                        58,333           114,916
Peabody Energy Corp. (b)                                                41,463            57,219
Royal Gold, Inc.                                                         9,624           452,135
Solitario Exploration & Royalty Corp. (a)                               15,315             6,892
Stillwater Mining Co. (a)                                               18,398           190,051
SunCoke Energy, Inc.                                                     9,743            75,800
Timberline Resources Corp. (a)                                           1,250               595
U.S. Silica Holdings, Inc.                                               7,972           112,325
Westmoreland Coal Co. (a)                                                3,275            46,145
                                                                                   -------------
                                                                                       1,539,230
------------------------------------------------------------------------------------------------
MOBILE TELECOMMUNICATIONS - 0.8%
Atlantic Tele-Network, Inc.                                              1,656           122,428
Globalstar, Inc. (a)                                                    39,879            62,610
Iridium Communications, Inc. (a)                                        12,372            76,088
NII Holdings, Inc. (a)                                                  14,857            96,719
NTELOS Holdings Corp. (a)                                                3,146            28,408
ORBCOMM, Inc. (a)                                                       10,768            60,085
Pacific DataVision, Inc. (a)(b)                                          1,832            54,777
SBA Communications Corp., Class A (a)                                   18,843         1,973,616
Shenandoah Telecommunications Co.                                        3,515           150,477
Spok Holdings, Inc.                                                      3,740            61,560
Sprint Corp. (a)                                                       116,574           447,644
T-Mobile U.S., Inc. (a)                                                 40,753         1,622,377
Telephone & Data Systems, Inc.                                          13,381           333,990
Towerstream Corp. (a)                                                   15,223            16,289
United States Cellular Corp. (a)                                         1,892            67,034
                                                                                   -------------
                                                                                       5,174,102
------------------------------------------------------------------------------------------------
NONLIFE INSURANCE - 3.9%
Alleghany Corp. (a)                                                      2,383         1,115,506
Allied World Assurance Co. Holdings AG                                  13,193           503,577
Ambac Financial Group, Inc. (a)                                          6,380            92,319
American Financial Group, Inc.                                          10,459           720,730
American National Insurance Co.                                          1,065           103,987
AmTrust Financial Services, Inc.                                         5,706           359,364
Arch Capital Group Ltd. (a)                                             17,897         1,314,893
Argo Group International Holdings Ltd.                                   4,152           234,962
Arthur J Gallagher & Co.                                                25,663         1,059,369
Aspen Insurance Holdings Ltd.                                            8,824           410,051
Assured Guaranty Ltd.                                                   21,201           530,025
Axis Capital Holdings Ltd.                                              14,574           782,915
Baldwin & Lyons, Inc., Class B                                           2,261            49,064
Brown & Brown, Inc.                                                     17,387           538,475
CNA Financial Corp.                                                      3,426           119,670
Donegal Group, Inc., Class A                                             2,337            32,858
EMC Insurance Group, Inc.                                                1,652            38,343
Endurance Specialty Holdings Ltd.                                        8,807           537,491
Enstar Group Ltd. (a)                                                    1,736           260,400
Erie Indemnity Co., Class A                                              3,611           299,496
Everest Re Group Ltd.                                                    6,353         1,101,229
Federated National Holding Co.                                           2,537            60,939
First Acceptance Corp. (a)                                               8,599            23,217
First American Financial Corp.                                          15,901           621,252
Global Indemnity PLC (a)                                                 1,701            44,515
Greenlight Capital Re Ltd. (a)                                           5,039           112,269
Hanover Insurance Group, Inc.                                            6,418           498,679
HCC Insurance Holdings, Inc.                                            14,051         1,088,531
HCI Group, Inc.                                                          1,768            68,545
Hilltop Holdings, Inc. (a)                                              12,181           241,306
Horace Mann Educators Corp.                                              6,108           202,908
Infinity Property & Casualty Corp.                                       1,707           137,482
Kemper Corp.                                                             7,077           250,313
Maiden Holdings Ltd.                                                     8,614           119,562
Markel Corp. (a)                                                         2,066         1,656,643
MBIA, Inc. (a)                                                          21,248           129,188
Mercury General Corp.                                                    3,553           179,462

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   QUANTITATIVE MASTER SERIES LLC                        SEPTEMBER 30, 2015   15

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SCHEDULE OF INVESTMENTS (continued)          MASTER EXTENDED MARKET INDEX SERIES

COMMON STOCKS                                                           SHARES             VALUE
------------------------------------------------------------------------------------------------
NONLIFE INSURANCE (CONTINUED)
National General Holdings Corp.                                          9,047     $     174,517
National Interstate Corp.                                                1,528            40,767
Navigators Group, Inc. (a)                                               1,797           140,130
Old Republic International Corp.                                        35,718           558,629
OneBeacon Insurance Group Ltd.                                           3,598            50,516
PartnerRe Ltd.                                                           6,920           961,050
Prism Technologies Group, Inc. (a)                                       1,044             2,923
ProAssurance Corp.                                                       7,994           392,266
Reinsurance Group of America, Inc.                                       9,633           872,653
RenaissanceRe Holdings Ltd.                                              6,654           707,453
RLI Corp.                                                                5,503           294,576
Safety Insurance Group, Inc.                                             2,336           126,494
Selective Insurance Group, Inc.                                          8,499           263,979
State Auto Financial Corp.                                               2,450            55,884
State National Cos., Inc.                                                5,822            54,436
Third Point Reinsurance Ltd. (a)                                         9,561           128,595
United Fire Group, Inc.                                                  3,306           115,875
United Insurance Holdings Corp.                                          3,080            40,502
Universal Insurance Holdings, Inc.                                       4,997           147,611
Validus Holdings Ltd.                                                   12,113           545,933
W.R. Berkley Corp.                                                      14,497           788,202
White Mountains Insurance Group Ltd.                                       879           656,877
Willis Group Holdings PLC                                               25,978         1,064,319
                                                                                   -------------
                                                                                      23,823,722
------------------------------------------------------------------------------------------------
OIL & GAS PRODUCERS - 2.3%
Abraxas Petroleum Corp. (a)                                             16,317            20,886
Adams Resources & Energy, Inc.                                             460            18,860
Alon USA Energy, Inc.                                                    4,552            82,255
Approach Resources, Inc. (a)(b)                                          5,719            10,695
Barnwell Industries, Inc. (a)                                            4,904             9,121
Bill Barrett Corp. (a)                                                   7,950            26,235
Bonanza Creek Energy, Inc. (a)                                           6,854            27,896
C&J Energy Services Ltd. (a)                                             7,389            26,009
California Resources Corp.                                              46,267           120,294
Callon Petroleum Co. (a)                                                10,595            77,238
Carrizo Oil & Gas, Inc. (a)                                              7,248           221,354
Cheniere Energy, Inc. (a)                                               34,899         1,685,622
Clayton Williams Energy, Inc. (a)                                          984            38,189
Cobalt International Energy, Inc. (a)                                   50,294           356,082
Comstock Resources, Inc. (b)                                             7,198            13,748
Concho Resources, Inc. (a)                                              17,725         1,742,367
Contango Oil & Gas Co. (a)                                               3,254            24,730
Continental Resources, Inc. (a)                                         12,172           352,623
CVR Energy, Inc.                                                         2,373            97,412
Dawson Geophysical Co. (a)                                               5,308            20,223
Delek U.S. Holdings, Inc.                                                8,207           227,334
Denbury Resources, Inc.                                                 51,927           126,702
Diamondback Energy, Inc. (a)                                             9,518           614,863
Eclipse Resources Corp. (a)                                              7,534            14,691
Emerald Oil, Inc. (a)(b)                                                 3,264             5,973
Energen Corp.                                                           11,607           578,725
Energy XXI Bermuda Ltd.                                                 15,824            16,615
EP Energy Corp., Class A (a)                                             5,570            28,685
Era Group, Inc. (a)                                                      3,098            46,377
Escalera Resources Co. (a)                                               6,258               939
Evolution Petroleum Corp.                                                5,834            32,379
EXCO Resources, Inc. (a)(b)                                             28,887            21,665
FX Energy, Inc. (a)(b)                                                  13,494            12,819
Gastar Exploration, Inc. (a)                                            14,658            16,857
Goodrich Petroleum Corp. (a)(b)                                         15,201             8,817
Gulfport Energy Corp. (a)                                               16,151           479,362
Halcon Resources Corp. (a)(b)                                           62,826            33,298
Harvest Natural Resources, Inc. (a)                                      9,380            13,038
HollyFrontier Corp.                                                     27,725         1,354,089
Houston American Energy Corp. (a)                                        5,104               919
Isramco, Inc. (a)(b)                                                       299            29,703
Kosmos Energy Ltd. (a)                                                  21,898           122,191
Laredo Petroleum, Inc. (a)(b)                                           18,495           174,408
Magellan Petroleum Corp. (a)                                             3,259             1,972
Magnum Hunter Resources Corp. (a)(b)                                    42,872            14,576
Matador Resources Co. (a)                                               11,961           248,071
Memorial Resource Development Corp. (a)                                 13,020           228,892
Midstates Petroleum Co., Inc. (a)(b)                                     1,621             9,969
Nabors Industries Ltd.                                                  42,757           404,054
Northern Oil and Gas, Inc. (a)(b)                                        8,538            37,738
Oasis Petroleum, Inc. (a)                                               20,468           177,662
Pacific Ethanol, Inc. (a)                                                3,564            23,130
Panhandle Oil and Gas, Inc.                                              3,171            51,243
Parsley Energy, Inc., Class A (a)                                       12,223           184,201
PBF Energy, Inc., Class A                                               12,718           359,029
PDC Energy, Inc. (a)                                                     6,018           319,014
Penn Virginia Corp. (a)(b)                                              11,473             6,081
PetroQuest Energy, Inc. (a)                                             11,732            13,726
Pioneer Energy Services Corp. (a)                                       10,165            21,346
QEP Resources, Inc.                                                     23,519           294,693
Resolute Energy Corp. (a)(b)                                            26,413            10,248
Rex Energy Corp. (a)(b)                                                  7,757            16,057
Ring Energy, Inc. (a)                                                    4,792            47,297
RSP Permian, Inc. (a)                                                    8,058           163,174
Sanchez Energy Corp. (a)(b)                                              8,884            54,637
SandRidge Energy, Inc. (a)(b)                                           74,197            20,033
SemGroup Corp., Class A                                                  6,506           281,319
SM Energy Co.                                                           10,043           321,778
Stone Energy Corp. (a)                                                   8,544            42,378
Swift Energy Co. (a)(b)                                                  8,569             3,226
Syntroleum Corp. (a)                                                     2,214                --
Targa Resources Corp.                                                    7,212           371,562
Triangle Petroleum Corp. (a)(b)                                         11,728            16,654
Ultra Petroleum Corp. (a)(b)                                            23,153           147,948
VAALCO Energy, Inc. (a)                                                 10,701            18,192

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

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SCHEDULE OF INVESTMENTS (continued)          MASTER EXTENDED MARKET INDEX SERIES

COMMON STOCKS                                                           SHARES             VALUE
------------------------------------------------------------------------------------------------
OIL & GAS PRODUCERS (CONTINUED)
W&T Offshore, Inc. (b)                                                   5,629     $      16,887
Warren Resources, Inc. (a)                                              25,482            12,471
Western Refining, Inc.                                                  10,390           458,407
Whiting Petroleum Corp. (a)                                             30,214           461,368
WPX Energy, Inc. (a)                                                    34,447           228,039
ZaZa Energy Corp. (a)(b)                                                 5,460             1,884
Zion Oil & Gas, Inc. (a)                                                14,230            20,349
                                                                                   -------------
                                                                                      14,041,593
------------------------------------------------------------------------------------------------
OIL EQUIPMENT, SERVICES & DISTRIBUTION - 1.2%
Atwood Oceanics, Inc.                                                    8,556           126,714
Basic Energy Services, Inc. (a)                                          7,015            23,149
Bristow Group, Inc.                                                      5,197           135,953
CARBO Ceramics, Inc. (b)                                                 2,969            56,381
Chart Industries, Inc. (a)                                               4,432            85,139
Core Laboratories NV                                                     6,288           627,542
Dakota Plains Holdings, Inc. (a)                                        17,287            13,830
DHT Holdings, Inc.                                                      12,797            94,954
Dril-Quip, Inc. (a)                                                      5,798           337,560
Exterran Holdings, Inc.                                                 10,345           186,210
Flotek Industries, Inc. (a)                                              8,081           134,953
Forum Energy Technologies, Inc. (a)                                     10,079           123,065
Frank's International NV                                                 5,565            85,311
Geospace Technologies Corp. (a)                                          2,032            28,062
Glori Energy, Inc. (a)(b)                                                7,230             5,350
Gulf Island Fabrication, Inc.                                            2,513            26,462
Gulfmark Offshore, Inc., Class A                                         4,514            27,581
Helix Energy Solutions Group, Inc. (a)                                  14,959            71,654
Hornbeck Offshore Services, Inc. (a)                                     5,026            68,002
ION Geophysical Corp. (a)                                               21,270             8,295
Key Energy Services, Inc. (a)                                           21,036             9,887
Matrix Service Co. (a)                                                   4,118            92,531
McDermott International, Inc. (a)                                       35,472           152,530
Mitcham Industries, Inc. (a)                                             4,047            15,298
MRC Global, Inc. (a)                                                    15,474           172,535
Natural Gas Services Group, Inc. (a)                                     2,730            52,689
Newpark Resources, Inc. (a)                                             13,319            68,193
Noble Corp. PLC                                                         35,223           384,283
NOW, Inc. (a)                                                           16,086           238,073
Oceaneering International, Inc.                                         14,456           567,832
OGE Energy Corp.                                                        29,227           799,651
Oil States International, Inc. (a)                                       7,588           198,274
Par Petroleum Corp. (a)                                                  3,939            82,049
Paragon Offshore PLC                                                    25,973             6,233
Parker Drilling Co. (a)                                                 19,733            51,898
Patterson-UTI Energy, Inc.                                              21,569           283,417
PHI, Inc. (a)                                                            1,452            27,414
Rowan Cos. PLC, Class A                                                 18,179           293,591
RPC, Inc.                                                                9,161            81,075
SEACOR Holdings, Inc. (a)                                                2,530           151,319
Seventy Seven Energy, Inc. (a)                                          11,269            15,551
Superior Energy Services, Inc.                                          22,046           278,441
Tesco Corp.                                                              6,257            44,675
TETRA Technologies, Inc. (a)                                            12,273            72,533
Tidewater, Inc. (b)                                                      6,879            90,390
Unit Corp. (a)                                                           7,562            85,148
Weatherford International PLC (a)                                      113,886           965,753
Willbros Group, Inc. (a)                                                11,614            14,634
                                                                                   -------------
                                                                                       7,562,064
------------------------------------------------------------------------------------------------
PERSONAL GOODS - 1.1%
American Apparel, Inc. (a)(b)                                           30,838             3,423
Avon Products, Inc.                                                     62,759           203,967
Carter's, Inc.                                                           7,722           699,922
Cherokee, Inc. (a)                                                       2,419            37,543
Columbia Sportswear Co.                                                  4,173           245,331
Coty, Inc., Class A                                                     12,349           334,164
Crocs, Inc. (a)                                                         11,409           147,461
Culp, Inc.                                                               1,628            52,210
Deckers Outdoor Corp. (a)                                                4,841           281,068
Elizabeth Arden, Inc. (a)(b)                                             4,198            49,075
G-III Apparel Group Ltd. (a)                                             5,912           364,534
Helen of Troy Ltd. (a)                                                   4,230           377,739
Iconix Brand Group, Inc. (a)                                             7,394            99,967
Inter Parfums, Inc.                                                      2,513            62,347
Kate Spade & Co. (a)                                                    19,026           363,587
Lakeland Industries, Inc. (a)                                            2,101            29,183
LULULEMON Athletica, Inc. (a)                                           16,527           837,092
Movado Group, Inc.                                                       2,476            63,955
Nu Skin Enterprises, Inc., Class A                                       8,672           357,980
Orchids Paper Products Co.                                               1,530            39,933
Oxford Industries, Inc.                                                  2,185           161,428
Perry Ellis International, Inc. (a)                                      2,072            45,501
Revlon, Inc., Class A (a)                                                1,899            55,926
Rocky Brands, Inc.                                                       1,306            18,532
Sequential Brands Group, Inc. (a)                                        4,279            61,917
Skechers U.S.A., Inc., Class A (a)                                       6,308           845,777
Steven Madden Ltd. (a)                                                   8,495           311,087
Tumi Holdings, Inc. (a)                                                  8,676           152,871
Unifi, Inc. (a)                                                          2,485            74,078
Vera Bradley, Inc. (a)                                                   3,446            43,454
Vince Holding Corp. (a)                                                  3,583            12,290
Weyco Group, Inc.                                                        1,357            36,693
Wolverine World Wide, Inc.                                              15,101           326,786
                                                                                   -------------
                                                                                       6,796,821
------------------------------------------------------------------------------------------------
PHARMACEUTICALS & BIOTECHNOLOGY - 6.5%
ACADIA Pharmaceuticals, Inc. (a)                                        11,767           389,135
Accelerate Diagnostics, Inc. (a)(b)                                      3,723            60,238
Acceleron Pharma, Inc. (a)                                               4,434           110,407
AcelRx Pharmaceuticals, Inc. (a)                                         6,998            21,344
Achillion Pharmaceuticals, Inc. (a)                                     17,165           118,610
Acorda Therapeutics, Inc. (a)                                            6,291           166,774
Acura Pharmaceuticals, Inc. (a)                                          3,204             7,529

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   QUANTITATIVE MASTER SERIES LLC                        SEPTEMBER 30, 2015   17

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SCHEDULE OF INVESTMENTS (continued)          MASTER EXTENDED MARKET INDEX SERIES

COMMON STOCKS                                                           SHARES             VALUE
------------------------------------------------------------------------------------------------
PHARMACEUTICALS & BIOTECHNOLOGY (CONTINUED)
Adamis Pharmaceuticals Corp. (a)                                         4,970     $      19,631
Advaxis, Inc. (a)(b)                                                     4,185            42,813
Aegerion Pharmaceuticals, Inc. (a)                                       4,608            62,669
Aerie Pharmaceuticals, Inc. (a)                                          4,225            74,951
Affymetrix, Inc. (a)                                                    11,994           102,429
Agenus, Inc. (a)                                                        11,520            52,992
Agios Pharmaceuticals, Inc. (a)                                          3,858           272,336
Akorn, Inc. (a)                                                         12,104           345,025
Albany Molecular Research, Inc. (a)                                      4,097            71,370
Alder Biopharmaceuticals, Inc. (a)                                       3,889           127,404
Aldeyra Therapeutics, Inc. (a)                                           2,978            17,362
Alimera Sciences, Inc. (a)                                               7,469            16,506
Alkermes PLC (a)                                                        21,918         1,285,929
Alnylam Pharmaceuticals, Inc. (a)                                       10,803           868,129
AMAG Pharmaceuticals, Inc. (a)                                           3,609           143,386
Amicus Therapeutics, Inc. (a)                                           17,896           250,365
Ampio Pharmaceuticals, Inc. (a)(b)                                       8,902            25,727
Anacor Pharmaceuticals, Inc. (a)                                         6,452           759,465
ANI Pharmaceuticals, Inc. (a)                                            1,215            48,005
Anthera Pharmaceuticals, Inc. (a)                                        5,522            33,629
Apricus Biosciences, Inc. (a)(b)                                        12,376            18,069
Aratana Therapeutics, Inc. (a)                                           4,787            40,498
Arena Pharmaceuticals, Inc. (a)                                         36,143            69,033
Ariad Pharmaceuticals, Inc. (a)                                         28,457           166,189
ArQule, Inc. (a)                                                        14,883            27,831
Array BioPharma, Inc. (a)                                               20,224            92,221
Arrowhead Research Corp. (a)(b)                                          9,457            54,472
Assembly Biosciences, Inc. (a)                                           2,704            25,850
Atara Biotherapeutics, Inc. (a)                                          2,508            78,852
Athersys, Inc. (a)                                                      16,987            18,686
Avalanche Biotechnologies, Inc. (a)                                      2,724            22,446
AVEO Pharmaceuticals, Inc. (a)                                          13,305            16,099
Bio-Path Holdings, Inc. (a)(b)                                          16,724            19,065
Bio-Techne Corp.                                                         5,409           500,116
BioCryst Pharmaceuticals, Inc. (a)                                      10,728           122,299
BioDelivery Sciences International, Inc. (a)(b)                          8,009            44,530
BioMarin Pharmaceutical, Inc. (a)                                       23,672         2,493,135
Biota Pharmaceuticals, Inc. (a)                                          9,180            18,176
Biotime, Inc. (a)                                                        9,573            28,719
Bluebird Bio, Inc. (a)                                                   5,386           460,772
Calithera Biosciences, Inc. (a)(b)                                       2,540            13,792
Carbylan Therapeutics, Inc. (a)                                          3,615            12,906
CASI Pharmaceuticals, Inc. (a)                                           7,740             8,282
Catalent, Inc. (a)                                                      14,925           362,677
Catalyst Pharmaceutical Partners, Inc. (a)                              12,442            37,326
CEL-SCI Corp. (a)                                                       21,543            13,105
Celladon Corp. (a)                                                       4,574             4,803
Celldex Therapeutics, Inc. (a)                                          14,541           153,262
Cellular Biomedicine Group, Inc. (a)(b)                                  1,597            27,037
Cempra, Inc. (a)                                                         5,433           151,255
Cerus Corp. (a)(b)                                                      15,994            72,613
Charles River Laboratories International, Inc. (a)                       6,794           431,555
Chimerix, Inc. (a)                                                       6,230           237,986
Cleveland BioLabs, Inc. (a)                                              2,800            12,180
Clovis Oncology, Inc. (a)                                                4,926           452,995
Coherus Biosciences, Inc. (a)                                            1,824            36,553
Concert Pharmaceuticals, Inc. (a)                                        2,663            49,984
ContraVir Pharmaceuticals, Inc. (a)                                      5,453            11,397
Corbus Pharmaceuticals Holdings, Inc. (a)(b)                             6,152             9,659
Corcept Therapeutics, Inc. (a)                                          12,029            45,229
CorMedix, Inc. (a)(b)                                                    7,588            15,100
CTI BioPharma Corp. (a)                                                 26,414            38,564
Cumberland Pharmaceuticals, Inc. (a)                                     4,500            25,965
Curis, Inc. (a)                                                         19,155            38,693
Cytokinetics, Inc. (a)                                                   6,535            43,719
Cytori Therapeutics, Inc. (a)                                           38,917            13,232
CytRx Corp. (a)                                                          9,758            23,126
Depomed, Inc. (a)                                                        9,157           172,609
Dermira, Inc. (a)                                                        2,843            66,356
Dicerna Pharmaceuticals, Inc. (a)                                        2,670            21,921
Discovery Laboratories, Inc. (a)                                        39,288            11,786
Durect Corp. (a)                                                        19,556            38,134
Dyax Corp. (a)                                                          21,860           417,307
Dynavax Technologies Corp. (a)                                           5,042           123,731
Eagle Pharmaceuticals, Inc. (a)                                          1,453           107,566
Emergent Biosolutions, Inc. (a)                                          4,498           128,148
Enanta Pharmaceuticals, Inc. (a)                                         2,059            74,412
Endocyte, Inc. (a)                                                       7,477            34,245
Enzo Biochem, Inc. (a)                                                   8,028            25,449
Epizyme, Inc. (a)                                                        3,520            45,267
Esperion Therapeutics, Inc. (a)                                          2,194            51,756
Exact Sciences Corp. (a)                                                14,395           258,966
Exelixis, Inc. (a)(b)                                                   30,516           171,195
Fate Therapeutics, Inc. (a)                                              4,030            21,480
Fibrocell Science, Inc. (a)                                              4,586            17,656
FibroGen, Inc. (a)                                                       7,203           157,890
Five Prime Therapeutics, Inc. (a)                                        3,699            56,928
Flexion Therapeutics, Inc. (a)                                           1,752            26,035
Fortress Biotech, Inc. (a)(b)                                            6,807            17,698
Foundation Medicine, Inc. (a)                                            2,028            37,417
Galena Biopharma, Inc. (a)(b)                                           27,712            43,785
Galmed Pharmaceuticals Ltd. (a)                                          2,061            15,313
Genocea Biosciences, Inc. (a)                                            3,917            26,831
Genomic Health, Inc. (a)                                                 2,857            60,454
GenVec, Inc. (a)                                                         8,267            19,097
Geron Corp. (a)                                                         25,126            69,348
GTx, Inc. (a)                                                           17,845            13,562
Halozyme Therapeutics, Inc. (a)                                         16,253           218,278
Harvard Bioscience, Inc. (a)                                             6,840            25,855
Heat Biologics, Inc. (a)(b)                                              2,991            13,848

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   QUANTITATIVE MASTER SERIES LLC                        SEPTEMBER 30, 2015   18

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SCHEDULE OF INVESTMENTS (continued)          MASTER EXTENDED MARKET INDEX SERIES

COMMON STOCKS                                                           SHARES             VALUE
------------------------------------------------------------------------------------------------
PHARMACEUTICALS & BIOTECHNOLOGY (CONTINUED)
Hemispherx Biopharma, Inc. (a)                                          68,726     $      11,718
Heron Therapeutics, Inc. (a)                                             4,649           113,436
Histogenics Corp. (a)                                                    1,354             5,402
Horizon Pharma PLC (a)                                                  21,184           419,867
iBio, Inc. (a)                                                          21,015            14,290
Idera Pharmaceuticals, Inc. (a)(b)                                      15,546            52,079
IGI Laboratories, Inc. (a)                                               6,994            45,741
Ignyta, Inc. (a)                                                         3,804            33,399
Illumina, Inc. (a)                                                      21,277         3,740,922
Immune Design Corp. (a)                                                  1,494            18,227
ImmunoGen, Inc. (a)                                                     12,865           123,504
Immunomedics, Inc. (a)                                                  17,696            30,437
Impax Laboratories, Inc. (a)                                            10,065           354,389
INC Research Holdings, Inc., Class A (a)                                 4,058           162,320
Incyte Corp. (a)                                                        24,156         2,665,131
Infinity Pharmaceuticals, Inc. (a)                                       7,013            59,260
Inovio Pharmaceuticals, Inc. (a)                                        10,866            62,805
Insmed, Inc. (a)                                                         9,141           169,748
Insys Therapeutics, Inc. (a)                                             3,557           101,232
Intercept Pharmaceuticals, Inc. (a)                                      2,543           421,782
Intrexon Corp. (a)                                                       7,312           232,522
Invitae Corp. (a)                                                        1,860            13,429
Ironwood Pharmaceuticals, Inc. (a)                                      19,090           198,918
Isis Pharmaceuticals, Inc. (a)                                          17,683           714,747
IsoRay, Inc. (a)(b)                                                     15,938            22,313
Jazz Pharmaceuticals PLC (a)                                             9,039         1,200,470
Juniper Pharmaceuticals, Inc. (a)                                        2,517            29,650
Karyopharm Therapeutics, Inc. (a)                                        3,090            32,538
Keryx Biopharmaceuticals, Inc. (a)(b)                                   16,183            56,964
Kite Pharma, Inc. (a)(b)                                                 5,610           312,365
KYTHERA Biopharmaceuticals, Inc. (a)                                     3,458           259,281
La Jolla Pharmaceutical Co. (a)                                          2,049            56,942
Lannett Co., Inc. (a)                                                    4,175           173,346
Lexicon Pharmaceuticals, Inc. (a)                                        6,848            73,548
Ligand Pharmaceuticals, Inc., Class B (a)                                2,712           232,283
Lion Biotechnologies, Inc. (a)                                           7,492            43,154
Loxo Oncology, Inc. (a)                                                  1,133            19,805
Luminex Corp. (a)                                                        5,868            99,228
MacroGenics, Inc. (a)                                                    4,547            97,397
MannKind Corp. (a)(b)                                                   39,844           127,899
Medgenics, Inc. (a)                                                      4,609            36,042
Medicines Co. (a)                                                        9,988           379,144
Medivation, Inc. (a)                                                    23,201           986,042
MEI Pharma, Inc. (a)                                                     8,459            13,281
Merrimack Pharmaceuticals, Inc. (a)                                     15,780           134,288
MiMedx Group, Inc. (a)                                                  15,260           147,259
Minerva Neurosciences, Inc. (a)(b)                                       1,890             9,922
Momenta Pharmaceuticals, Inc. (a)                                        9,395           154,172
Myriad Genetics, Inc. (a)(b)                                            10,099           378,510
Nektar Therapeutics (a)                                                 20,082           220,099
Neothetics, Inc. (a)                                                     1,616            13,041
Neuralstem, Inc. (a)(b)                                                 17,361            21,180
Neurocrine Biosciences, Inc. (a)                                        11,665           464,150
NewLink Genetics Corp. (a)                                               3,137           112,430
Northwest Biotherapeutics, Inc. (a)(b)                                   7,566            47,287
Novavax, Inc. (a)                                                       39,656           280,368
Omeros Corp. (a)                                                         5,409            59,283
OncoMed Pharmaceuticals, Inc. (a)                                        2,147            35,619
Oncothyreon, Inc. (a)                                                   15,224            41,714
Ophthotech Corp. (a)                                                     4,138           167,672
Opko Health, Inc. (a)                                                   47,499           399,467
Orexigen Therapeutics, Inc. (a)                                         18,080            38,149
Organovo Holdings, Inc. (a)(b)                                          12,913            34,607
Osiris Therapeutics, Inc. (a)                                            2,766            51,088
Otonomy, Inc. (a)                                                        2,684            47,802
OvaScience, Inc. (a)(b)                                                  3,839            32,593
Pacific Biosciences of California, Inc. (a)                             10,142            37,120
Pacira Pharmaceuticals, Inc. (a)                                         5,481           225,269
Pain Therapeutics, Inc. (a)                                              8,736            15,987
Palatin Technologies, Inc. (a)                                          23,498            19,033
Paratek Pharmaceuticals, Inc.                                              841            15,979
PDL BioPharma, Inc.                                                     23,556           118,487
Peregrine Pharmaceuticals, Inc. (a)                                     35,720            36,434
Pernix Therapeutics Holdings (a)                                         7,631            24,114
Pfenex, Inc. (a)                                                         2,551            38,290
PharmAthene, Inc. (a)                                                   14,512            19,301
Portola Pharmaceuticals, Inc. (a)                                        7,809           332,820
Pozen, Inc. (a)                                                          4,693            27,384
PRA Health Sciences, Inc. (a)                                            3,027           117,538
Prestige Brands Holdings, Inc. (a)                                       7,922           357,758
Progenics Pharmaceuticals, Inc. (a)                                     10,933            62,537
Proteon Therapeutics, Inc. (a)                                           1,374            19,112
Prothena Corp. PLC (a)                                                   4,746           215,184
pSivida Corp. (a)                                                        6,822            24,900
PTC Therapeutics, Inc. (a)                                               4,711           125,784
Puma Biotechnology, Inc. (a)                                             3,236           243,865
Quintiles Transnational Holdings, Inc. (a)                              14,156           984,833
Radius Health, Inc. (a)                                                  5,022           348,075
Raptor Pharmaceutical Corp. (a)                                         13,164            79,642
Recro Pharma, Inc. (a)                                                   1,103            13,269
Regulus Therapeutics, Inc. (a)                                           4,368            28,567
Relypsa, Inc. (a)                                                        4,515            83,573
Repligen Corp. (a)                                                       5,025           139,946
Repros Therapeutics, Inc. (a)                                            4,528            33,643
Retrophin, Inc. (a)                                                      4,674            94,695
Revance Therapeutics, Inc. (a)                                           2,714            80,769

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QUANTITATIVE MASTER SERIES LLC                        SEPTEMBER 30, 2015   19

================================================================================

SCHEDULE OF INVESTMENTS (continued)          MASTER EXTENDED MARKET INDEX SERIES

COMMON STOCKS                                                           SHARES             VALUE
------------------------------------------------------------------------------------------------
PHARMACEUTICALS & BIOTECHNOLOGY (CONTINUED)
Rexahn Pharmaceuticals, Inc. (a)                                        44,878      $     23,337
Rigel Pharmaceuticals, Inc. (a)                                         16,778            41,442
Sage Therapeutics, Inc. (a)                                              1,577            66,739
Sagent Pharmaceuticals, Inc. (a)                                         3,816            58,499
Sangamo Biosciences, Inc. (a)                                           10,912            61,544
Sarepta Therapeutics, Inc. (a)                                           5,742           184,376
Sciclone Pharmaceuticals, Inc. (a)                                       8,444            58,601
Seattle Genetics, Inc. (a)                                              15,551           599,647
Sequenom, Inc. (a)(b)                                                   22,329            39,076
Sorrento Therapeutics, Inc. (a)                                          3,786            31,765
Spectrum Pharmaceuticals, Inc. (a)                                       9,945            59,471
StemCells, Inc. (a)                                                     26,556            11,146
Stemline Therapeutics, Inc. (a)                                          3,075            27,152
Sucampo Pharmaceuticals, Inc., Class A (a)                               3,182            63,226
Sunesis Pharmaceuticals, Inc. (a)                                       14,059            11,388
Supernus Pharmaceuticals, Inc. (a)                                       5,391            75,636
Synergy Pharmaceuticals, Inc. (a)(b)                                    14,106            74,762
Synta Pharmaceuticals Corp. (a)                                         19,557            34,029
Synthetic Biologics, Inc. (a)                                           13,497            30,638
Tetraphase Pharmaceuticals, Inc. (a)                                     6,125            45,692
TG Therapeutics, Inc. (a)                                                6,103            61,518
TherapeuticsMD, Inc. (a)                                                21,220           124,349
Theravance Biopharma, Inc. (a) (b)                                       3,971            43,641
Theravance, Inc. (b)                                                    12,381            88,896
Threshold Pharmaceuticals, Inc. (a)                                     10,962            44,615
Tokai Pharmaceuticals, Inc. (a)(b)                                       1,487            15,390
Tracon Pharmaceuticals, Inc. (a)                                         1,428            13,952
Trevena, Inc. (a)                                                        5,222            54,048
Trovagene, Inc. (a)(b)                                                   5,524            31,432
Trubion Pharmaceuticals, Inc.                                            3,113                --
Ultragenyx Pharmaceutical, Inc. (a)                                      5,133           494,359
United Therapeutics Corp. (a)                                            6,678           876,421
Vanda Pharmaceuticals, Inc. (a)                                          6,494            73,252
Verastem, Inc. (a)                                                       5,333             9,546
Versartis, Inc. (a)                                                      3,367            38,821
Vical, Inc. (a)                                                         29,769            13,691
Vitae Pharmaceuticals, Inc. (a)                                          2,075            22,846
Vital Therapies, Inc. (a)(b)                                             3,761            15,194
Vivus, Inc. (a)(b)                                                      17,507            28,711
Xencor Inc. (a)                                                          5,212            63,743
XenoPort, Inc. (a)                                                      10,358            35,942
XOMA Corp. (a)                                                          21,795            16,383
ZIOPHARM Oncology, Inc. (a)(b)                                          18,936           170,613
ZS Pharma, Inc. (a)                                                      2,458           161,392
                                                                                   -------------
                                                                                      39,713,062
------------------------------------------------------------------------------------------------
REAL ESTATE INVESTMENT & SERVICES - 1.5%
AG Mortgage Investment Trust, Inc.                                       5,690            86,602
Alexander & Baldwin, Inc.                                                6,845           234,989
Altisource Portfolio Solutions SA (a)                                    1,818            43,341
American Realty Investors, Inc. (a)                                      1,631            11,450
American Residential Properties, Inc.                                    6,129           105,848
AV Homes, Inc. (a)                                                       2,544            34,395
BBX Capital Corp., Class A (a)                                             993            15,987
CareTrust REIT, Inc.                                                     8,513            96,623
Chimera Investment Corp.                                                28,664           383,238
Columbia Property Trust, Inc.                                           17,562           407,438
Communications Sales & Leasing, Inc.                                    18,455           330,345
Consolidated-Tomoka Land Co.                                             1,260            62,748
Dynex Capital, Inc.                                                      8,841            57,997
Forest City Enterprises, Inc., Class A (a)                              31,031           624,654
Forestar Group, Inc. (a)                                                 5,654            74,350
Gaming and Leisure Properties, Inc.                                     14,345           426,046
Gramercy Property Trust, Inc.                                            8,933           185,538
Hannon Armstrong Sustainable Infrastructure Capital, Inc.                5,400            92,988
HFF, Inc., Class A                                                       5,216           176,092
Howard Hughes Corp. (a)                                                  5,306           608,810
InfraREIT, Inc.                                                          3,898            92,305
Jones Lang LaSalle, Inc.                                                 6,634           953,770
Kennedy-Wilson Holdings, Inc.                                           12,446           275,928
Maui Land & Pineapple Co., Inc. (a)                                      5,106            26,551
Monogram Residential Trust, Inc.                                        26,236           244,257
Nationstar Mortgage Holdings, Inc. (a)                                   5,990            83,081
Paramount Group, Inc.                                                   25,617           430,366
QTS Realty Trust, Inc., Class A                                          5,483           239,552
RE/MAX Holdings, Inc., Class A                                           2,316            83,330
Realogy Holdings Corp. (a)                                              21,742           818,151
Reis, Inc.                                                               1,837            41,608
Rexford Industrial Realty, Inc.                                          9,563           131,874
Select Income REIT                                                       9,326           177,287
St. Joe Co. (a)                                                         10,898           208,479
STORE Capital Corp.                                                      7,726           159,619
Tejon Ranch Co. (a)                                                      2,659            57,993
Xenia Hotels & Resorts, Inc.                                            16,431           286,885
Zillow Group, Inc., Class A (a)(b)                                       6,601           189,647
Zillow Group, Inc., Class C (a)(b)                                      15,637           422,199
                                                                                   -------------
                                                                                       8,982,361
------------------------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS (REITs) - 8.9%
Acadia Realty Trust                                                     10,118           304,248
Agree Realty Corp.                                                       3,375           100,744
Alexander's, Inc.                                                          532           198,968

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SCHEDULE OF INVESTMENTS (continued)          MASTER EXTENDED MARKET INDEX SERIES

COMMON STOCKS                                                           SHARES             VALUE
------------------------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS (REITs) (CONTINUED)
Alexandria Real Estate Equities, Inc.                                   10,521     $     890,813
Altisource Residential Corp.                                             9,073           126,296
American Assets Trust, Inc.                                              5,207           212,758
American Campus Communities, Inc.                                       16,572           600,569
American Capital Agency Corp.                                           49,747           930,269
American Capital Mortgage Investment Corp.                               8,007           118,023
American Homes 4 Rent, Class A                                          24,149           388,316
Annaly Capital Management, Inc.                                        137,577         1,357,885
Anworth Mortgage Asset Corp.                                            16,369            80,863
Apollo Commercial Real Estate Finance, Inc.                             10,045           157,807
Apollo Residential Mortgage, Inc.                                        6,308            79,859
Apple Hospitality REIT, Inc.                                            24,383           452,792
Arbor Realty Trust, Inc.                                                 9,585            60,961
Arlington Asset Investment Corp.                                         1,883            26,456
ARMOUR Residential REIT, Inc.                                            7,113           142,545
Ashford Hospitality Prime, Inc.                                          4,229            59,333
Ashford Hospitality Trust, Inc.                                         13,385            81,649
BioMed Realty Trust, Inc.                                               29,687           593,146
Blackstone Mortgage Trust, Inc., Class A                                13,669           375,077
Bluerock Residential Growth REIT, Inc.                                   5,543            66,405
Brandywine Realty Trust                                                 26,057           321,022
Brixmor Property Group, Inc.                                            24,825           582,891
BRT Realty Trust (a)                                                     3,601            25,531
Camden Property Trust                                                   12,632           933,505
Campus Crest Communities, Inc.                                          12,062            64,170
Capstead Mortgage Corp.                                                 13,401           132,536
Care Capital Properties, Inc.                                           12,275           404,216
CBL & Associates Properties, Inc.                                       21,754           299,117
Cedar Realty Trust, Inc.                                                12,109            75,197
Chambers Street Properties                                              35,644           231,330
Chatham Lodging Trust                                                    6,442           138,374
Chesapeake Lodging Trust                                                 8,980           234,019
CIM Commercial Trust Corp.                                               2,792            51,289
Colony Capital, Inc.                                                    16,809           328,784
Condor Hospitality Trust, Inc. (a)                                         985             1,734
Coresite Realty Corp.                                                    3,910           201,130
Corporate Office Properties Trust                                       13,663           287,333
Cousins Properties, Inc.                                                30,507           281,275
CubeSmart                                                               24,240           659,570
CyrusOne, Inc.                                                           9,698           316,737
CYS Investments, Inc.                                                   22,334           162,145
DCT Industrial Trust, Inc.                                              12,716           428,021
DDR Corp.                                                               44,634           686,471
DiamondRock Hospitality Co.                                             28,628           316,339
Digital Realty Trust, Inc.                                              19,810         1,293,989
Douglas Emmett, Inc.                                                    20,380           585,314
Duke Realty Corp.                                                       50,761           966,997
DuPont Fabros Technology, Inc.                                           9,637           249,406
EastGroup Properties, Inc.                                               4,658           252,370
Education Realty Trust, Inc.                                             7,711           254,077
Empire State Realty Trust, Inc., Class A                                17,160           292,235
EPR Properties                                                           8,545           440,666
Equity Commonwealth (a)                                                 18,933           515,735
Equity Lifestyle Properties, Inc.                                       11,946           699,677
Equity One, Inc.                                                        10,011           243,668
Extra Space Storage, Inc.                                               18,046         1,392,429
Federal Realty Investment Trust                                         10,088         1,376,508
FelCor Lodging Trust, Inc.                                              19,873           140,502
First Industrial Realty Trust, Inc.                                     16,146           338,259
First Potomac Realty Trust                                               9,864           108,504
Franklin Street Properties Corp.                                        13,397           144,018
Geo Group, Inc.                                                         10,865           323,125
Getty Realty Corp.                                                       4,945            78,131
Gladstone Commercial Corp.                                               5,696            80,371
Global Net Lease, Inc. (b)                                              24,902           229,098
Government Properties Income Trust                                       8,160           130,560
Hatteras Financial Corp.                                                12,951           196,208
Healthcare Realty Trust, Inc.                                           14,353           356,672
Healthcare Trust of America, Inc., Class A                              18,578           455,347
Hersha Hospitality Trust                                                 7,268           164,693
Highwoods Properties, Inc.                                              13,280           514,600
Home Properties, Inc.                                                    8,539           638,290
Hospitality Properties Trust                                            22,162           566,904
Hudson Pacific Properties, Inc.                                         11,048           318,072
Independence Realty Trust, Inc.                                          7,288            52,546
Inland Real Estate Corp.                                                13,981           113,246
Invesco Mortgage Capital, Inc.                                          17,973           219,990
Investors Real Estate Trust                                             19,805           153,291
iStar, Inc. (a)                                                         13,163           165,591
Kilroy Realty Corp.                                                     13,558           883,439
Kite Realty Group Trust                                                 12,411           295,506
LaSalle Hotel Properties                                                16,094           456,909
Lexington Realty Trust                                                  31,494           255,101
Liberty Property Trust                                                  21,777           686,193
LTC Properties, Inc.                                                     5,446           232,381
Mack-Cali Realty Corp.                                                  12,534           236,642
Medical Properties Trust, Inc.                                          34,243           378,728
MFA Financial, Inc.                                                     50,126           341,358
Mid-America Apartment Communities, Inc.                                 11,069           906,219
Monmouth Real Estate Investment Corp., Class A                          10,718           104,500
National Health Investors, Inc.                                          5,116           294,119
National Retail Properties, Inc.                                        19,787           717,674
New Residential Investment Corp.                                        34,896           457,138
New Senior Investment Group, Inc.                                       13,583           142,078
New York Mortgage Trust, Inc.                                           18,994           104,277
New York REIT, Inc.                                                     25,678           258,321
Newcastle Investment Corp.                                              11,272            49,484

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SCHEDULE OF INVESTMENTS (continued)          MASTER EXTENDED MARKET INDEX SERIES

COMMON STOCKS                                                           SHARES             VALUE
------------------------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS (REITs) (CONTINUED)
NorthStar Realty Finance Corp.                                          51,767     $     639,322
Omega Healthcare Investors, Inc.                                        23,866           838,890
One Liberty Properties, Inc.                                             3,476            74,143
Parkway Properties, Inc.                                                12,106           188,369
Pebblebrook Hotel Trust                                                 10,510           372,579
Pennsylvania Real Estate Investment Trust                               10,348           205,201
PennyMac Mortgage Investment Trust (c)                                  10,450           161,661
Physicians Realty Trust                                                 12,410           187,267
Piedmont Office Realty Trust, Inc., Class A                             21,034           376,298
Post Properties, Inc.                                                    7,773           453,088
Potlatch Corp.                                                           6,073           174,842
PS Business Parks, Inc.                                                  2,790           221,470
RAIT Financial Trust                                                    12,466            61,831
Ramco-Gershenson Properties Trust                                       12,330           185,073
Rayonier, Inc.                                                          18,797           414,850
Redwood Trust, Inc.                                                     12,292           170,121
Regency Centers Corp.                                                   13,718           852,574
Resource Capital Corp.                                                   5,570            62,217
Retail Opportunity Investments Corp.                                    14,615           241,732
Retail Properties of America, Inc., Class A                             35,413           498,969
RLJ Lodging Trust                                                       18,720           473,054
Rouse Properties, Inc.                                                   6,090            94,882
Sabra Health Care REIT, Inc.                                             9,890           229,250
Saul Centers, Inc.                                                       2,059           106,553
Senior Housing Properties Trust                                         35,010           567,162
Seritage Growth Properties (a)(b)                                        6,956           259,111
Silver Bay Realty Trust Corp.                                            6,204            99,326
Sovran Self Storage, Inc.                                                5,171           487,625
Spirit Realty Capital, Inc.                                             66,136           604,483
STAG Industrial, Inc.                                                   10,717           195,157
Starwood Property Trust, Inc.                                           34,993           718,056
Starwood Waypoint Residential Trust                                      6,388           152,226
Strategic Hotels & Resorts, Inc. (a)                                    40,918           564,259
Summit Hotel Properties, Inc.                                           12,562           146,599
Sun Communities, Inc.                                                    7,729           523,717
Sunstone Hotel Investors, Inc.                                          30,429           402,576
Tanger Factory Outlet Centers                                           13,947           459,833
Taubman Centers, Inc.                                                    9,078           627,108
Terreno Realty Corp.                                                     7,115           139,739
Tier REIT, Inc.                                                          7,404           108,987
Two Harbors Investment Corp.                                            54,500           480,690
UDR, Inc.                                                               38,365         1,322,825
UMH Properties, Inc.                                                     6,889            64,068
United Development Funding IV (b)                                        6,320           111,232
Universal Health Realty Income Trust                                     1,725            80,972
Urban Edge Properties                                                   12,647           273,049
Urstadt Biddle Properties, Inc., Class A                                 3,630            68,026
VEREIT, Inc.                                                           134,323         1,036,974
Walter Investment Management Corp. (a)(b)                                5,793            94,136
Washington Real Estate Investment Trust                                  9,975           248,677
Weingarten Realty Investors                                             16,645           551,116
Western Asset Mortgage Capital Corp. (b)                                 7,954           100,300
WP Carey, Inc.                                                          14,356           829,920
WP Glimcher, Inc.                                                       27,493           320,568
                                                                                   -------------
                                                                                      54,342,427
------------------------------------------------------------------------------------------------
SOFTWARE & COMPUTER SERVICES - 7.1%
2U, Inc. (a)                                                             4,418           158,606
ACI Worldwide, Inc. (a)                                                 17,713           374,099
Actua Corp. (a)                                                          6,343            74,594
Allscripts Healthcare Solutions, Inc. (a)                               28,232           350,077
American Software, Inc., Class A                                         5,062            47,684
Angie's List, Inc. (a)                                                   7,923            39,932
ANSYS, Inc. (a)                                                         13,353         1,176,933
Arista Networks, Inc. (a)                                                5,223           319,595
Aspen Technology, Inc. (a)                                              12,772           484,187
Athenahealth, Inc. (a)                                                   5,749           766,629
Authentidate Holding Corp. (a)                                          13,517             4,055
Barracuda Networks, Inc. (a)                                             3,575            55,699
Blackbaud, Inc.                                                          6,978           391,605
Blucora, Inc. (a)                                                        6,758            93,058
Bottomline Technologies, Inc. (a)                                        6,277           156,988
Brightcove, Inc. (a)                                                     6,896            33,928
BroadSoft, Inc. (a)                                                      4,650           139,314
CACI International, Inc., Class A (a)                                    3,542           262,002
Cadence Design Systems, Inc. (a)                                        43,340           896,271
Calix, Inc. (a)                                                          7,426            57,849
Callidus Software, Inc. (a)                                              9,011           153,097
CDW Corp.                                                               20,874           852,912
ChannelAdvisor Corp. (a)                                                 4,350            43,239
Ciber, Inc. (a)                                                         11,476            36,494
Cogent Communications Group, Inc.                                        6,326           171,814
CommVault Systems, Inc. (a)                                              6,399           217,310
Computer Programs & Systems, Inc.                                        1,810            76,255
Computer Task Group, Inc.                                                2,432            15,054
Cornerstone OnDemand, Inc. (a)                                           7,517           248,061
Covisint Corp. (a)                                                       8,788            18,894
CSG Systems International, Inc.                                          4,927           151,752
Cvent, Inc. (a)                                                          3,881           130,634
Datalink Corp. (a)                                                       3,557            21,235
Demandware, Inc. (a)                                                     5,110           264,085
DeVry Education Group, Inc.                                              8,213           223,476
Digimarc Corp. (a)                                                       1,549            47,322

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   QUANTITATIVE MASTER SERIES LLC                        SEPTEMBER 30, 2015   22
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SCHEDULE OF INVESTMENTS (continued)          MASTER EXTENDED MARKET INDEX SERIES

COMMON STOCKS                                                           SHARES             VALUE
------------------------------------------------------------------------------------------------
SOFTWARE & COMPUTER SERVICES (CONTINUED)
DST Systems, Inc.                                                        4,912     $     516,448
Ebix, Inc.                                                               4,148           103,534
Ellie Mae, Inc. (a)                                                      4,520           300,896
Endurance International Group Holdings, Inc. (a)                         9,536           127,401
Envestnet, Inc. (a)                                                      5,451           163,366
EPAM Systems, Inc. (a)                                                   6,180           460,534
EPIQ Systems, Inc.                                                       5,356            69,200
Evolving Systems, Inc.                                                   2,275            13,650
Fair Isaac Corp.                                                         4,603           388,953
FalconStor Software, Inc. (a)                                           12,659            25,191
FireEye, Inc. (a)                                                       21,090           671,084
Forrester Research, Inc.                                                 1,630            51,247
Fortinet, Inc. (a)                                                      21,569           916,251
Gartner, Inc. (a)                                                       12,294         1,031,835
Gigamon, Inc. (a)                                                        4,348            87,003
Gogo, Inc. (a)                                                           7,648           116,861
GSE Systems, Inc. (a)                                                    5,963             8,885
Guidance Software, Inc. (a)                                              4,351            26,193
Guidewire Software, Inc. (a)                                            10,574           555,981
Hackett Group, Inc.                                                      4,211            57,901
IAC/InterActiveCorp                                                     11,345           740,488
Immersion Corp. (a)                                                      5,072            56,959
IMS Health Holdings, Inc. (a)                                           21,740           632,634
Infoblox, Inc. (a)                                                       8,169           130,541
Innodata, Inc. (a)                                                       6,741            15,707
Interactive Intelligence Group, Inc. (a)                                 2,898            86,100
Internap Network Services Corp. (a)                                      9,211            56,463
IntraLinks Holdings, Inc. (a)                                            6,886            57,085
j2 Global, Inc.                                                          6,861           486,102
KEYW Holding Corp. (a)(b)                                                6,373            39,194
Leidos Holdings, Inc.                                                    9,220           380,878
Limelight Networks, Inc. (a)                                            11,498            21,961
LivePerson, Inc. (a)                                                     8,346            63,096
LogMeIn, Inc. (a)                                                        3,829           260,985
Looksmart Ltd. (a)                                                       6,321             3,350
Manhattan Associates, Inc. (a)                                          10,943           681,749
Marketo, Inc. (a)                                                        5,810           165,120
Mastech Holdings, Inc. (a)                                               1,020             7,579
MedAssets, Inc. (a)                                                      9,094           182,426
Medidata Solutions, Inc. (a)                                             8,309           349,892
Mentor Graphics Corp.                                                   14,706           362,209
Merge Healthcare, Inc. (a)                                              11,397            80,919
MicroStrategy, Inc., Class A (a)                                         1,413           277,612
Monotype Imaging Holdings, Inc.                                          6,127           133,691
Netscout Systems, Inc. (a)                                              14,917           527,614
NetSuite, Inc. (a)                                                       5,625           471,937
New Relic, Inc. (a)                                                      2,948           112,348
NIC, Inc.                                                                9,365           165,854
Nuance Communications, Inc. (a)                                         37,481           613,564
Palo Alto Networks, Inc. (a)                                            10,491         1,804,452
Paycom Software, Inc. (a)                                                3,780           135,740
PC-Tel, Inc.                                                             4,538            27,273
PDF Solutions, Inc. (a)                                                  4,645            46,450
Pegasystems, Inc.                                                        5,608           138,013
Perficient, Inc. (a)                                                     5,910            91,191
Premier, Inc., Class A (a)                                               6,017           206,804
Premiere Global Services, Inc. (a)                                       6,927            95,177
Progress Software Corp. (a)                                              7,757           200,363
Proofpoint, Inc. (a)                                                     6,101           368,012
PROS Holdings, Inc. (a)                                                  4,092            90,597
PTC, Inc. (a)                                                           16,936           537,549
QAD, Inc., Class A                                                         906            23,194
QAD, Inc., Class B                                                       1,021            21,900
QLIK Technologies, Inc. (a)                                             13,774           502,062
Quality Systems, Inc.                                                    6,990            87,235
Qualys, Inc. (a)                                                         3,823           108,803
Rackspace Hosting, Inc. (a)                                             18,021           444,758
RealPage, Inc. (a)                                                       8,141           135,303
Rightside Group Ltd. (a)                                                 2,809            21,545
RigNet, Inc. (a)                                                         2,435            62,092
RingCentral, Inc., Class A (a)                                           8,920           161,898
Rocket Fuel, Inc. (a)                                                    5,595            26,129
Rosetta Stone, Inc. (a)                                                  3,678            24,643
Rovi Corp. (a)                                                          13,076           137,167
Science Applications International Corp.                                 6,113           245,804
SciQuest, Inc. (a)                                                       4,688            46,880
Selectica, Inc. (a)                                                      2,985            11,731
ServiceNow, Inc. (a)                                                    21,740         1,509,843
Shutterstock, Inc. (a)                                                   2,987            90,327
Silver Spring Networks, Inc. (a)                                         5,785            74,511
Smith Micro Software, Inc. (a)                                          12,346            10,741
SoftBrands, Inc. (a)                                                       114                --
SolarWinds, Inc. (a)                                                     9,961           390,870
Solera Holdings, Inc.                                                    9,892           534,168
Splunk, Inc. (a)                                                        18,680         1,033,938
SPS Commerce, Inc. (a)                                                   2,618           177,736
SS&C Technologies Holdings, Inc.                                        11,674           817,647
Support.com, Inc. (a)                                                   17,347            19,429
Synchronoss Technologies, Inc. (a)                                       6,000           196,800
Synopsys, Inc. (a)                                                      23,098         1,066,666
Syntel, Inc. (a)                                                         4,722           213,954
Tableau Software, Inc., Class A (a)                                      7,472           596,116
Tangoe, Inc. (a)                                                         6,350            45,720
TeleCommunication Systems, Inc., Class A (a)                             9,660            33,230
TeleNav, Inc. (a)                                                        5,854            45,720
Textura Corp. (a)                                                        3,469            89,639
Twitter, Inc. (a)                                                       83,878         2,259,673
Tyler Technologies, Inc. (a)                                             5,052           754,314
Ultimate Software Group, Inc. (a)                                        4,299           769,564
Unisys Corp. (a)                                                         7,423            88,334
United Online, Inc. (a)                                                  3,255            32,550
Unwired Planet, Inc. (a)                                                23,837            17,282
Vantiv, Inc., Class A (a)                                               21,681           973,911

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   QUANTITATIVE MASTER SERIES LLC                        SEPTEMBER 30, 2015   23

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SCHEDULE OF INVESTMENTS (continued)          MASTER EXTENDED MARKET INDEX SERIES

COMMON STOCKS                                                           SHARES             VALUE
------------------------------------------------------------------------------------------------
SOFTWARE & COMPUTER SERVICES (CONTINUED)
VASCO Data Security International, Inc. (a)(b)                           4,683      $     79,798
Vectrus, Inc. (a)                                                        1,852            40,818
Veeva Systems, Inc., Class A (a)                                        10,953           256,410
Verint Systems, Inc. (a)                                                 9,128           393,873
VirnetX Holding Corp. (a)                                                6,877            24,482
Virtusa Corp. (a)                                                        4,107           210,730
VMware, Inc., Class A (a)                                               11,522           907,818
Voltari Corp. (a)(b)                                                     1,272             9,031
Web.com Group, Inc. (a)                                                  8,012           168,893
Workday, Inc., Class A (a)                                              16,010         1,102,449
Xura, Inc. (a)                                                           3,640            81,463
Zendesk, Inc. (a)                                                        8,667           170,827
Zix Corp. (a)                                                           11,716            49,324
zulily, Inc., Class A (a)                                                9,645           167,823
Zynga, Inc., Class A (a)                                               116,831           266,375
                                                                                   -------------
                                                                                      42,986,772
------------------------------------------------------------------------------------------------
SUPPORT SERVICES - 5.0%
ABM Industries, Inc.                                                     7,940           216,841
Acacia Research Corp.                                                    8,239            74,810
Advisory Board Co. (a)                                                   6,368           289,999
AM Castle & Co. (a)(b)                                                   3,838             8,520
Amdocs Ltd.                                                             22,547         1,282,473
AMN Healthcare Services, Inc. (a)                                        7,153           214,661
Applied Industrial Technologies, Inc.                                    5,724           218,371
ARC Document Solutions, Inc. (a)                                         6,901            41,061
Barnes Group, Inc.                                                       7,338           264,535
Barrett Business Services, Inc.                                          1,189            51,044
Bazaarvoice, Inc. (a)                                                   12,100            54,571
Black Box Corp.                                                          2,668            39,326
Booz Allen Hamilton Holding Corp.                                       14,180           371,658
Brink's Co.                                                              7,067           190,880
Broadridge Financial Solutions, Inc.                                    17,339           959,714
Cardtronics, Inc. (a)                                                    6,774           221,510
Cartesian, Inc. (a)                                                      2,116             5,205
Casella Waste Systems, Inc. (a)                                          7,582            43,976
Cass Information Systems, Inc.                                           1,314            64,557
CBIZ, Inc. (a)                                                           7,954            78,108
CDI Corp.                                                                1,891            16,168
CEB, Inc.                                                                4,960           338,966
Cenveo, Inc. (a)                                                        14,736            27,704
Clean Harbors, Inc. (a)                                                  7,847           345,033
Comfort Systems USA, Inc.                                                5,684           154,946
Convergys Corp.                                                         14,425           333,362
CoreLogic, Inc. (a)                                                     13,014           484,511
Corrections Corp. of America                                            17,287           510,658
CoStar Group, Inc. (a)                                                   4,834           836,572
CRA International, Inc. (a)                                              1,964            42,383
Crawford & Co., Class B                                                  4,806            26,962
Cross Country Healthcare, Inc. (a)                                       5,567            75,767
Deluxe Corp.                                                             7,253           404,282
DHI Group, Inc. (a)                                                      7,060            51,609
DigitalGlobe, Inc. (a)                                                   9,862           187,575
DXP Enterprises, Inc. (a)                                                1,896            51,723
Ennis, Inc.                                                              3,906            67,808
Essendant, Inc.                                                          5,328           172,787
Euronet Worldwide, Inc. (a)                                              7,338           543,672
Everi Holdings, Inc. (a)                                                10,402            53,362
EVERTEC, Inc.                                                           10,201           184,332
ExamWorks Group, Inc. (a)                                                6,007           175,645
ExlService Holdings, Inc. (a)                                            5,026           185,610
ExOne Co. (a)(b)                                                         2,467            16,554
Exponent, Inc.                                                           3,885           173,116
FleetCor Technologies, Inc. (a)                                         11,354         1,562,537
Franklin Covey Co. (a)                                                   2,677            42,993
Frontline Capital Group (a)                                                300                --
FTI Consulting, Inc. (a)                                                 6,259           259,811
Furmanite Corp. (a)                                                      6,832            41,539
G&K Services, Inc., Class A                                              2,985           198,861
Genpact Ltd. (a)                                                        23,444           553,513
Global Payments, Inc.                                                    9,676         1,110,127
Global Power Equipment Group, Inc.                                       4,236            15,546
GP Strategies Corp. (a)                                                  2,813            64,193
HD Supply Holdings, Inc. (a)                                            27,167           777,519
Heartland Payment Systems, Inc.                                          5,423           341,703
Heidrick & Struggles International, Inc.                                 2,753            53,546
Heritage-Crystal Clean, Inc. (a)                                         3,226            33,131
Higher One Holdings, Inc. (a)                                            7,183            14,150
Hudson Global, Inc. (a)                                                  7,493            18,658
Huron Consulting Group, Inc. (a)                                         3,442           215,228
ICF International, Inc. (a)                                              3,065            93,145
Imperva, Inc. (a)                                                        4,008           262,444
InnerWorkings, Inc. (a)                                                  7,279            45,494
Insperity, Inc.                                                          2,802           123,092
Jack Henry & Associates, Inc.                                           11,869           826,201
Kaman Corp.                                                              3,995           143,221
Kelly Services, Inc., Class A                                            4,059            57,394
Kforce, Inc.                                                             3,944           103,648
Korn/Ferry International                                                 7,608           251,597
LifeLock, Inc. (a)                                                      13,189           115,536
LinkedIn Corp., Class A (a)                                             16,901         3,213,387
Lionbridge Technologies, Inc. (a)                                       10,173            50,255
Manpowergroup, Inc.                                                     11,190           916,349
MAXIMUS, Inc.                                                            9,724           579,161
McGrath RentCorp                                                         3,627            96,805
Mistras Group, Inc. (a)                                                  3,074            39,501
Mobile Mini, Inc.                                                        6,614           203,645
ModusLink Global Solutions, Inc. (a)                                     9,568            27,364
Monster Worldwide, Inc. (a)                                             14,709            94,432
MSC Industrial Direct Co., Inc., Class A                                 7,144           435,998
Navigant Consulting, Inc. (a)                                            7,309           116,286

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SCHEDULE OF INVESTMENTS (continued)          MASTER EXTENDED MARKET INDEX SERIES

COMMON STOCKS                                                           SHARES             VALUE
------------------------------------------------------------------------------------------------
SUPPORT SERVICES (CONTINUED)
NeuStar, Inc., Class A (a)(b)                                            8,174     $     222,414
Odyssey Marine Exploration, Inc. (a)(b)                                 29,342            10,563
On Assignment, Inc. (a)                                                  7,077           261,141
Park-Ohio Holdings Corp.                                                 1,321            38,124
Perma-Fix Environmental Services (a)                                     4,810            19,529
Power Solutions International, Inc. (a)(b)                                 815            18,509
PowerSecure International, Inc. (a)                                      3,904            44,974
PRGX Global, Inc. (a)                                                    6,115            23,054
Quad/Graphics, Inc.                                                      3,486            42,181
Quest Resource Holding Corp. (a)(b)                                     17,930            10,220
Rentrak Corp. (a)                                                        1,899           102,679
Resources Connection, Inc.                                               5,694            85,809
RPX Corp. (a)                                                            8,380           114,974
RR Donnelley & Sons Co.                                                 30,792           448,331
Schnitzer Steel Industries, Inc., Class A                                4,015            54,363
ServiceSource International, Inc. (a)                                   10,518            42,072
Sharps Compliance Corp. (a)                                              3,499            30,651
StarTek, Inc. (a)                                                        3,340            11,289
Sykes Enterprises, Inc. (a)                                              5,857           149,353
Team, Inc. (a)                                                           3,235           103,908
TeleTech Holdings, Inc.                                                  2,549            68,288
Tetra Tech, Inc.                                                         8,736           212,372
Towers Watson & Co., Class A                                            10,112         1,186,947
TransUnion (a)                                                           4,578           114,999
TriNet Group, Inc. (a)                                                   6,322           106,210
TrueBlue, Inc. (a)                                                       6,460           145,156
U.S. Ecology, Inc.                                                       3,348           146,140
UniFirst Corp.                                                           2,249           240,216
Universal Technical Institute, Inc.                                      3,377            11,853
Verisk Analytics, Inc., Class A (a)                                     22,865         1,689,952
Viad Corp.                                                               3,107            90,072
WageWorks, Inc. (a)                                                      5,411           243,928
Waste Connections, Inc.                                                 18,095           879,055
WEX, Inc. (a)                                                            5,676           492,904
                                                                                   -------------
                                                                                      30,713,167
------------------------------------------------------------------------------------------------
TECHNOLOGY HARDWARE & EQUIPMENT - 4.0%
3D Systems Corp. (a)                                                    15,956           184,292
ADTRAN, Inc.                                                             7,492           109,383
Advanced Energy Industries, Inc. (a)                                     6,210           163,323
Advanced Micro Devices, Inc. (a)(b)                                     94,030           161,732
Agilysys, Inc. (a)                                                       3,119            34,683
Alliance Fiber Optic Products, Inc.                                      2,288            39,102
Amkor Technology, Inc. (a)                                              14,118            63,390
Amtech Systems, Inc. (a)                                                 2,148             9,236
ANADIGICS, Inc. (a)                                                     24,964             5,490
Applied Micro Circuits Corp. (a)                                        12,769            67,803
ARRIS Group, Inc. (a)                                                   19,803           514,284
Atmel Corp.                                                             61,276           494,497
Axcelis Technologies, Inc. (a)                                          19,244            51,381
Brocade Communications Systems, Inc.                                    60,969           632,858
Brooks Automation, Inc.                                                  9,688           113,447
Cabot Microelectronics Corp. (a)                                         3,590           139,077
CalAmp Corp. (a)                                                         5,908            95,060
Cavium, Inc. (a)                                                         8,256           506,671
CEVA, Inc. (a)                                                           3,718            69,043
Ciena Corp. (a)                                                         17,815           369,127
Cirrus Logic, Inc. (a)                                                   9,403           296,289
Clearfield, Inc. (a)                                                     2,370            31,829
Cohu, Inc.                                                               4,081            40,239
CommScope Holding Co., Inc. (a)                                         18,608           558,798
Comtech Telecommunications Corp.                                         2,512            51,772
Concurrent Computer Corp.                                                3,805            17,998
Cray, Inc. (a)                                                           6,241           123,634
Cree, Inc. (a)                                                          15,040           364,419
Cypress Semiconductor Corp. (a)                                         49,085           418,204
Dataram Corp. (a)                                                          893             1,081
Diebold, Inc.                                                            9,376           279,124
Digi International, Inc. (a)                                             4,719            55,637
Diodes, Inc. (a)                                                         5,690           121,595
Dot Hill Systems Corp. (a)                                               9,780            95,159
DSP Group, Inc. (a)                                                      4,564            41,578
Dycom Industries, Inc. (a)                                               5,062           366,286
EchoStar Corp., Class A (a)                                              6,431           276,726
Electronics for Imaging, Inc. (a)                                        7,109           307,678
Emcore Corp. (a)                                                         5,799            39,433
Entegris, Inc. (a)                                                      20,712           273,191
ePlus, Inc. (a)                                                            966            76,382
Exar Corp. (a)                                                           7,831            46,594
Extreme Networks, Inc. (a)                                              15,559            52,278
Fairchild Semiconductor International, Inc. (a)                         16,908           237,388
Finisar Corp. (a)                                                       15,714           174,897
FormFactor, Inc. (a)                                                     8,934            60,573
Freescale Semiconductor Ltd. (a)                                        16,393           599,656
GSI Technology, Inc. (a)                                                 4,254            17,271
Harmonic, Inc. (a)                                                      14,595            84,651
Hutchinson Technology, Inc. (a)                                         11,051            17,682
ID Systems, Inc. (a)                                                     3,541            11,367
Identiv, Inc. (a)                                                        3,365            11,744
Infinera Corp. (a)                                                      21,246           415,572
Ingram Micro, Inc., Class A                                             22,858           622,652
Inphi Corp. (a)                                                          5,391           129,600
Insight Enterprises, Inc. (a)                                            5,507           142,356
Integrated Device Technology, Inc. (a)                                  21,747           441,464
Integrated Silicon Solution, Inc.                                        5,014           107,751
InterDigital, Inc.                                                       5,293           267,826

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   QUANTITATIVE MASTER SERIES LLC                        SEPTEMBER 30, 2015   25
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SCHEDULE OF INVESTMENTS (continued)          MASTER EXTENDED MARKET INDEX SERIES

COMMON STOCKS                                                           SHARES             VALUE
------------------------------------------------------------------------------------------------
TECHNOLOGY HARDWARE & EQUIPMENT (CONTINUED)
Intersil Corp., Class A                                                 18,742     $     219,281
Intra-Cellular Therapies, Inc. (a)                                       3,704           148,308
InvenSense, Inc. (a)                                                    12,074           112,167
Ixia (a)                                                                 9,113           132,047
IXYS Corp.                                                               3,911            43,647
Kopin Corp. (a)                                                         11,813            37,093
Kulicke & Soffa Industries, Inc. (a)                                    10,986           100,852
KVH Industries, Inc. (a)                                                 2,945            29,450
Lantronix, Inc. (a)                                                      9,095            11,369
Lattice Semiconductor Corp. (a)                                         18,197            70,058
Lexmark International, Inc., Class A                                     8,961           259,690
Loral Space & Communications, Inc. (a)                                   1,944            91,524
LRAD Corp. (a)                                                           8,678            14,492
Lumentum Holdings, Inc. (a)                                              7,236           122,650
Marvell Technology Group Ltd.                                           67,170           607,889
Mattson Technology, Inc. (a)                                            12,425            28,950
Maxim Integrated Products, Inc.                                         41,235         1,377,249
MaxLinear, Inc., Class A (a)                                             8,536           106,188
Mercury Systems, Inc. (a)                                                5,539            88,126
Microsemi Corp. (a)                                                     14,003           459,578
MKS Instruments, Inc.                                                    7,749           259,824
Monolithic Power Systems, Inc.                                           5,291           270,899
MoSys, Inc. (a)                                                         14,659            21,842
Nanometrics, Inc. (a)                                                    4,363            52,967
NCR Corp. (a)                                                           23,357           531,372
NeoPhotonics Corp. (a)                                                   4,199            28,595
NETGEAR, Inc. (a)                                                        4,896           142,816
Nimble Storage, Inc. (a)                                                 7,733           186,520
Oclaro, Inc. (a)                                                        16,359            37,626
OmniVision Technologies, Inc. (a)                                        8,538           224,208
ON Semiconductor Corp. (a)                                              60,825           571,755
Optical Cable Corp.                                                      1,750             6,038
PAR Technology Corp. (a)                                                 5,236            27,698
Parkervision, Inc. (a)                                                  17,069             3,200
PC Connection, Inc.                                                      2,523            52,302
Pendrell Corp. (a)                                                      28,997            20,878
Pericom Semiconductor Corp.                                              3,697            67,470
Photronics, Inc. (a)                                                     9,668            87,592
Pixelworks, Inc. (a)                                                     5,286            19,082
Plantronics, Inc.                                                        5,171           262,945
PMC - Sierra, Inc. (a)                                                  28,758           194,692
Polycom, Inc. (a)                                                       19,912           208,678
Power Integrations, Inc.                                                 4,285           180,698
QLogic Corp. (a)                                                        13,193           135,228
Quantum Corp. (a)                                                       45,364            31,632
QuickLogic Corp. (a)                                                     9,826            15,623
Qumu Corp. (a)                                                           2,149             8,424
Rambus, Inc. (a)                                                        17,314           204,305
Ruckus Wireless, Inc. (a)                                               13,425           159,489
Rudolph Technologies, Inc. (a)                                           5,365            66,794
ScanSource, Inc. (a)                                                     4,115           145,918
Seachange International, Inc. (a)                                        7,106            44,768
Semtech Corp. (a)                                                        9,792           147,859
ShoreTel, Inc. (a)                                                      10,755            80,340
Sigma Designs, Inc. (a)                                                  6,054            41,712
Silicon Graphics International Corp. (a)                                 5,817            22,861
Silicon Laboratories, Inc. (a)                                           5,876           244,089
Solar3D, Inc. (a)(b)                                                     4,851            13,389
Sonic Foundry, Inc. (a)                                                  2,214            18,575
Sonus Networks, Inc. (a)                                                 8,411            48,111
SunEdison Semiconductor Ltd. (a)                                         6,099            64,283
SunEdison, Inc. (a)                                                     46,408           333,209
Super Micro Computer, Inc. (a)                                           5,471           149,139
Synaptics, Inc. (a)                                                      5,402           445,449
SYNNEX Corp.                                                             4,224           359,293
Systemax, Inc. (a)                                                       1,844            13,812
Tech Data Corp. (a)                                                      5,095           349,008
Teradyne, Inc.                                                          30,890           556,329
Tessera Technologies, Inc.                                               6,982           226,287
Transact Technologies, Inc.                                              2,692            24,524
Ubiquiti Networks, Inc. (b)                                              4,046           137,119
Ultra Clean Holdings, Inc. (a)                                           5,086            29,194
Ultratech, Inc. (a)                                                      4,365            69,927
VeriFone Systems, Inc. (a)                                              17,047           472,713
ViaSat, Inc. (a)                                                         6,611           425,021
Viavi Solutions, Inc. (a)                                               35,502           190,646
Violin Memory, Inc. (a)(b)                                              16,615            22,929
VOXX International Corp. (a)                                             4,073            30,222
West Corp.                                                               7,325           164,080
Xcerra Corp. (a)                                                         9,468            59,459
                                                                                   -------------
                                                                                      24,174,318
------------------------------------------------------------------------------------------------
TOBACCO - 0.1%
Alliance One International, Inc. (a)                                     1,357            27,656
Rock Creek Pharmaceuticals, Inc. (a)(b)                                  3,008             2,466
Schweitzer-Mauduit International, Inc.                                   4,407           151,513
Universal Corp.                                                          3,258           161,499
Vector Group Ltd.                                                       12,892           291,488
                                                                                   -------------
                                                                                         634,622
------------------------------------------------------------------------------------------------
TRAVEL & LEISURE - 4.7%
Alaska Air Group, Inc.                                                  18,567         1,475,148
Allegiant Travel Co.                                                     1,925           416,281
Ambassadors Group, Inc. (a)                                              4,485            12,199
AMC Entertainment Holdings, Inc., Class A                                3,122            78,643
ARAMARK                                                                 32,930           976,045
Avis Budget Group, Inc. (a)                                             15,244           665,858
Belmond Ltd., Class A (a)                                               13,554           137,031
Biglari Holdings, Inc. (a)                                                 187            68,393
BJ's Restaurants, Inc. (a)                                               3,359           144,538
Bloomin' Brands, Inc.                                                   18,301           332,712
Bob Evans Farms, Inc.                                                    3,388           146,870

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   QUANTITATIVE MASTER SERIES LLC                        SEPTEMBER 30, 2015   26
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SCHEDULE OF INVESTMENTS (continued)          MASTER EXTENDED MARKET INDEX SERIES

COMMON STOCKS                                                           SHARES             VALUE
------------------------------------------------------------------------------------------------
TRAVEL & LEISURE (CONTINUED)
Boyd Gaming Corp. (a)                                                   12,026     $     196,024
Bravo Brio Restaurant Group, Inc. (a)                                    3,322            37,439
Brinker International, Inc.                                              8,961           471,976
Buffalo Wild Wings, Inc. (a)                                             2,828           547,020
Caesars Entertainment Corp. (a)                                          6,057            35,676
Carmike Cinemas, Inc. (a)                                                3,932            78,994
Carrols Restaurant Group, Inc. (a)                                       6,109            72,697
Century Casinos, Inc. (a)                                                6,355            39,083
Cheesecake Factory, Inc.                                                 6,609           356,622
Choice Hotels International, Inc.                                        5,187           247,161
Churchill Downs, Inc.                                                    1,825           244,203
Chuy's Holdings, Inc. (a)                                                2,773            78,753
Cinemark Holdings, Inc.                                                 15,545           505,057
ClubCorp Holdings, Inc.                                                  8,394           180,135
Cracker Barrel Old Country Store, Inc.                                   3,506           516,364
Dave & Buster's Entertainment, Inc. (a)                                  2,735           103,465
Del Frisco's Restaurant Group, Inc. (a)                                  4,306            59,810
Denny's Corp. (a)                                                       13,450           148,353
Diamond Resorts International, Inc. (a)                                  8,250           192,967
DineEquity, Inc.                                                         2,576           236,116
Domino's Pizza, Inc.                                                     8,183           883,028
Dover Downs Gaming & Entertainment, Inc. (a)                             6,916             6,886
Dover Motorsports, Inc.                                                  1,592             3,662
Dunkin' Brands Group, Inc.                                              14,189           695,261
El Pollo Loco Holdings, Inc. (a)                                         3,382            36,458
Eldorado Resorts, Inc. (a)                                               4,161            37,532
Empire Resorts, Inc. (a)(b)                                              4,138            17,421
Entertainment Gaming Asia, Inc. (a)                                        791             1,732
Extended Stay America, Inc.                                              8,445           141,707
Famous Dave's Of America, Inc. (a)                                       1,498            19,339
Fiesta Restaurant Group, Inc. (a)                                        4,111           186,516
Full House Resorts, Inc. (a)                                            12,945            18,900
Gaming Partners International Corp. (a)                                  1,026            10,239
Hawaiian Holdings, Inc. (a)                                              7,257           179,103
Hertz Global Holdings, Inc. (a)                                         59,366           993,193
Hilton Worldwide Holdings, Inc.                                         76,390         1,752,387
HomeAway, Inc. (a)                                                      14,430           382,972
Hyatt Hotels Corp., Class A (a)                                          4,774           224,855
International Speedway Corp., Class A                                    3,864           122,566
Interval Leisure Group, Inc.                                             5,963           109,481
Isle of Capri Casinos, Inc. (a)                                          3,638            63,447
J Alexanders Holdings, Inc. (a)                                          2,293            22,863
Jack in the Box, Inc.                                                    5,379           414,398
Jamba, Inc. (a)(b)                                                       3,045            43,391
JetBlue Airways Corp. (a)                                               46,143         1,189,105
Krispy Kreme Doughnuts, Inc. (a)                                         9,909           144,969
La Quinta Holdings, Inc. (a)                                            13,587           214,403
Las Vegas Sands Corp.                                                   53,590         2,034,812
Luby's, Inc. (a)                                                         5,639            28,026
Marcus Corp.                                                             3,067            59,316
Marriott Vacations Worldwide Corp.                                       4,040           275,286
MGM Resorts International (a)                                           69,427         1,280,928
Monarch Casino & Resort, Inc. (a)                                        2,366            42,517
Morgans Hotel Group Co. (a)                                              6,164            20,464
Noodles & Co. (a)(b)                                                     3,634            51,457
Norwegian Cruise Line Holdings Ltd. (a)                                 23,254         1,332,454
Panera Bread Co., Class A (a)                                            3,641           704,206
Papa John's International, Inc.                                          4,382           300,079
Penn National Gaming, Inc. (a)                                          10,967           184,026
Pinnacle Entertainment, Inc. (a)                                         8,495           287,471
Popeyes Louisiana Kitchen, Inc. (a)                                      3,582           201,882
Premier Exhibitions, Inc. (a)                                              849             1,605
RCI Hospitality Holdings, Inc. (a)                                       2,654            27,655
Reading International, Inc., Class A (a)                                 3,819            48,387
Red Lion Hotels Corp. (a)                                                5,052            42,942
Red Robin Gourmet Burgers, Inc. (a)                                      2,228           168,749
Regal Entertainment Group, Class A                                       9,987           186,657
Republic Airways Holdings, Inc. (a)                                      7,388            42,703
Ruby Tuesday, Inc. (a)                                                  10,132            62,920
Ruth's Hospitality Group, Inc.                                           6,029            97,911
Ryman Hospitality Properties                                             7,361           362,382
Sabre Corp.                                                             19,822           538,762
Scientific Games Corp., Class A (a)(b)                                   7,878            82,325
SeaWorld Entertainment, Inc.                                             9,937           176,978
Six Flags Entertainment Corp.                                           13,086           599,077
SkyWest, Inc.                                                            6,975           116,343
Sonic Corp.                                                              8,050           184,747
Speedway Motorsports, Inc.                                               1,762            31,804
Spirit Airlines, Inc. (a)                                               10,729           507,482
Steiner Leisure Ltd. (a)                                                 1,944           122,822
Texas Roadhouse, Inc.                                                    9,345           347,634
Town Sports International Holdings, Inc. (a)                             5,154            13,555
Travelport Worldwide, Ltd.                                              14,146           187,010
Travelzoo, Inc. (a)                                                      2,100            17,367
Vail Resorts, Inc.                                                       5,272           551,873
Virgin America, Inc. (a)                                                 2,730            93,448
Wendy's Co.                                                             33,707           291,566
World Wrestling Entertainment, Inc. (b)                                  4,999            84,483

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   QUANTITATIVE MASTER SERIES LLC                        SEPTEMBER 30, 2015   27

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SCHEDULE OF INVESTMENTS (continued)          MASTER EXTENDED MARKET INDEX SERIES

COMMON STOCKS                                                           SHARES             VALUE
------------------------------------------------------------------------------------------------
TRAVEL & LEISURE (CONTINUED)
Zoe's Kitchen, Inc. (a)(b)                                               3,126     $     123,446
                                                                                   -------------
                                                                                      28,633,004
------------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS - 98.4%                                                          599,568,248
------------------------------------------------------------------------------------------------

================================================================================================

                                                                       BENEFICIAL
                                                                        INTEREST
OTHER INTERESTS (d)                                                      (000)
------------------------------------------------------------------------------------------------
PHARMACEUTICALS & BIOTECHNOLOGY - 0.0%
Merck KGaA                                                             $        3             --
------------------------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS (REITs) - 0.0%
AmeriVest Properties, Inc. (a)                                                  4             --
------------------------------------------------------------------------------------------------
TECHNOLOGY HARDWARE & EQUIPMENT - 0.0%
Gerber Scientific, Inc.                                                         4             45
------------------------------------------------------------------------------------------------
TRAVEL & LEISURE - 0.0%
FRD Acquisition Co.                                                            13             --
------------------------------------------------------------------------------------------------
TOTAL OTHER INTERESTS - 0.0%                                                                  45
------------------------------------------------------------------------------------------------

================================================================================================

RIGHTS                                                                  SHARES
------------------------------------------------------------------------------------------------
TECHNOLOGY HARDWARE & EQUIPMENT - 0.0%
Leap Wireless, CVR (a)                                                   8,850            22,302
------------------------------------------------------------------------------------------------

WARRANTS                                                                SHARES             VALUE
------------------------------------------------------------------------------------------------
OIL & GAS PRODUCERS - 0.0%
Magnum Hunter Resources Corp.,
  (Issued 10/15/13, 1 Share for
  10 Warrant, Expires 4/15/16,
  Strike Price $8.50)                                                    2,485                --
------------------------------------------------------------------------------------------------
TOTAL LONG-TERM INVESTMENTS
(COST - $424,333,460) - 98.4%                                                   $    599,590,595
------------------------------------------------------------------------------------------------

================================================================================================

SHORT-TERM SECURITIES
------------------------------------------------------------------------------------------------
BlackRock Liquidity Funds,
  TempFund, Institutional Class, 0.10% (c)(e)                        8,065,436         8,065,436
------------------------------------------------------------------------------------------------

                                                                       BENEFICIAL
                                                                        INTEREST
                                                                         (000)
------------------------------------------------------------------------------------------------
BlackRock Liquidity Series, LLC,
    Money Market Series, 0.26% (c)(e)(f)                            $    8,446         8,445,628
------------------------------------------------------------------------------------------------
TOTAL SHORT-TERM SECURITIES
(COST -- $16,511,064) - 2.7%                                                          16,511,064
------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS
(COST -- $440,844,524*) - 101.1%                                                     616,101,659
LIABILITIES IN EXCESS OF OTHER ASSETS - (1.1)%                                       (6,831,126)
                                                                                   -------------
NET ASSETS - 100.0%                                                                $ 609,270,533
                                                                                   -------------
* As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost                                                                           $ 443,478,918
                                                                                   -------------
Gross unrealized appreciation                                                      $ 227,792,122
Gross unrealized depreciation                                                        (55,169,381)
                                                                                   -------------
Net unrealized appreciation                                                        $ 172,622,741
                                                                                   -------------

--------------------------------------------------------------------------------
NOTES TO SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
(a)    Non-income producing security.
(b)    Security, or a portion of security, is on loan.

--------------------------------------------------------------------------------

   QUANTITATIVE MASTER SERIES LLC                        SEPTEMBER 30, 2015   28

================================================================================

SCHEDULE OF INVESTMENTS (continued)          MASTER EXTENDED MARKET INDEX SERIES

(c) During the period ended September 30, 2015, investments in issuers considered to be affiliates of the Series for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

----------------------------------------------------------------------------------------------------------------------------------

                       SHARES/BENEFICIAL                                          SHARES/BENEFICIAL
                           INTEREST                                                  INTEREST
                           HELD AT         SHARES/BENEFICIAL                          HELD AT           VALUE AT
                         DECEMBER 31,           INTEREST        SHARES/BENEFICIAL   SEPTEMBER 30,      SEPTEMBER 30,
AFFILIATE                   2014                PURCHASED         INTEREST SOLD        2015               2015              INCOME
----------------------------------------------------------------------------------------------------------------------------------
BlackRock Liquidity
  Funds, TempFund,
  Institutional Class      11,546,804                  --         (3,481,368)(1)      8,065,436      $  8,065,436    $    9,658
BlackRock Liquidity
  Series, LLC, Money
  Market Series          $  8,299,209           $ 146,419(2)              --       $  8,445,628      $  8,445,628    $  526,867(3)
PennyMac Mortgage
  Investment Trust             10,450                  --                 --             10,450      $    161,661    $   19,124
----------------------------------------------------------------------------------------------------------------------------------

          (1)   Represents net shares/beneficial interest sold.
          (2)   Represents net shares/beneficial interest purchased.
          (3) Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees, and other payments to and from borrowers of securities, and less the collateral investment expenses.

(d) Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(e)    Represents the current yield as of report date.
(f) Security was purchased with the cash collateral from loaned securities. The Series may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

----------------------------------------------------------------------------------------------------------------------------------
DERIVATIVE FINANCIAL INSTRUMENTS OUTSTANDING AS OF PERIOD END
----------------------------------------------------------------------------------------------------------------------------------

FINANCIAL FUTURES CONTRACTS
----------------------------------------------------------------------------------------------------------------------------------
CONTRACTS                                                                                NOTIONAL                     UNREALIZED
LONG                             ISSUE                           EXPIRATION               VALUE                      DEPRECIATION
----------------------------------------------------------------------------------------------------------------------------------
48                       Russell 2000 Mini Index               December 2015           $    5,260,320            $      (198,051)
33                     S&P MidCap 400 E-Mini Index             December 2015           $    4,497,570                   (102,544)
----------------------------------------------------------------------------------------------------------------------------------
TOTAL                                                                                                            $      (300,595)
                                                                                                                 -----------------

--------------------------------------------------------------------------------

    QUANTITATIVE MASTER SERIES LLC                       SEPTEMBER 30, 2015   29

================================================================================

SCHEDULE OF INVESTMENTS (continued)          MASTER EXTENDED MARKET INDEX SERIES

--------------------------------------------------------------------------------
FAIR VALUE HIERARCHY AS OF PERIOD END
--------------------------------------------------------------------------------
Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

  o Level 1 -- unadjusted price quotations in active markets/exchanges for identical assets or liabilities that Series has the ability to access

  o Level 2 -- other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

  o Level 3 -- unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Series' own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Series policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Series' policy regarding valuation of investments and derivative financial instruments, refer to the Series' most recent financial statements as contained in its semi-annual report.

As of September 30, 2015, the following tables summarize the Series' investments and derivative financial instruments categorized in the disclosure hierarchy:

----------------------------------------------------------------------------------------------------------------
                                     LEVEL 1              LEVEL 2                 LEVEL 3            TOTAL
----------------------------------------------------------------------------------------------------------------
ASSETS:
Investments:
 Long-Term Investments:
  Common Stocks:
     Aerospace & Defense         $     9,687,056                --                   --         $      9,687,056
     Alternative Energy                  692,944                --                   --                  692,944
     Automobiles & Parts              12,865,846                --                   --               12,865,846
     Banks                            39,245,939                --                   --               39,245,939
     Beverages                           558,044                --                   --                  558,044
     Chemicals                        13,213,306                --                   --               13,213,306
     Construction &
     Materials                        14,228,534                --                   --               14,228,534
     Electricity                       8,992,022                --                   --                8,992,022
     Electronic & Electrical
     Equipment                        16,238,048                --                   --               16,238,048
     Financial Services               25,707,141                --                   --               25,707,141
     Fixed Line
     Telecommunications                1,352,598                --                   --                1,352,598
     Food & Drug Retailers             4,281,122                --                   --                4,281,122
     Food Producers                   11,162,336                --                   --               11,162,336
     Forestry & Paper                  1,287,585                --                   --                1,287,585
     Gas, Water & Multi-
     Utilities                         9,779,087                --                   --                9,779,087
     General Industrials               7,195,385                --                   --                7,195,385

--------------------------------------------------------------------------------

   QUANTITATIVE MASTER SERIES LLC                        SEPTEMBER 30, 2015   30

================================================================================

SCHEDULE OF INVESTMENTS (continued)          MASTER EXTENDED MARKET INDEX SERIES

----------------------------------------------------------------------------------------------------------------
                                     LEVEL 1              LEVEL 2                 LEVEL 3            TOTAL
----------------------------------------------------------------------------------------------------------------
ASSETS:
Investments:
 Long-Term Investments:
  Common Stocks:
     General Retailers           $    28,335,473                   --                   --       $    28,335,473
     Health Care Equipment
     & Services                       32,616,278                   --                   --            32,616,278
     Household Goods &
     Home Construction                12,177,122                   --                   --            12,177,122
     Industrial Engineering           14,581,774                   --                   --            14,581,774
     Industrial Metals &
     Mining                            3,005,604       $       19,733                   --             3,025,337
     Industrial
     Transportation                    7,398,073                   --                   --             7,398,073
     Leisure Goods                     4,948,368                   --                   --             4,948,368
     Life Insurance                    2,886,210                   --                   --             2,886,210
     Media                            27,995,355                   --                   --            27,995,355
     Mining                            1,539,230                   --                   --             1,539,230
     Mobile
     Telecommunications                5,174,102                   --                   --             5,174,102
     Nonlife Insurance                23,823,722                   --                   --            23,823,722
     Oil & Gas Producers              14,041,593                   --                   --            14,041,593
     Oil Equipment, Services
     & Distribution                    7,562,064                   --                   --             7,562,064
     Personal Goods                    6,796,821                   --                   --             6,796,821
     Pharmaceuticals &
     Biotechnology                    39,713,062                   --                   --            39,713,062
     Real Estate Investment
     & Services                        8,982,361                   --                   --             8,982,361
     Real Estate Investment
     Trusts (REITs)                   54,342,427                   --                   --            54,342,427
     Software & Computer
     Services                         42,986,772                   --                   --            42,986,772
     Support Services                 30,713,167                   --                   --            30,713,167
     Technology Hardware &
     Equipment                        24,174,318                   --                   --            24,174,318
     Tobacco                             634,622                   --                   --               634,622
     Travel & Leisure                 28,633,004                   --                   --            28,633,004
  Other Interests:
     Technology Hardware &
     Equipment                                --                   --        $          45                    45
  Rights:
     Technology Hardware &
     Equipment                                --                   --               22,302                22,302
Short-Term Securities                  8,065,436            8,445,628                   --            16,511,064
                                 ===============================================================================
TOTAL                            $   607,613,951       $    8,465,361        $      22,347       $   616,101,659
                                 ===============================================================================

--------------------------------------------------------------------------------

   QUANTITATIVE MASTER SERIES LLC                        SEPTEMBER 30, 2015   31

================================================================================

SCHEDULE OF INVESTMENTS (concluded)          MASTER EXTENDED MARKET INDEX SERIES

------------------------------------------------------------------------------------------------------------------------------
                                             LEVEL 1             LEVEL 2                   LEVEL 3                 TOTAL
------------------------------------------------------------------------------------------------------------------------------
Derivative Financial Instruments(1)
LIABILITIES:
Equity contracts                          $   (300,595)            --                        --                $   (300,595)
                                          ------------------------------------------------------------------------------------

(1) Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Series may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of September 30, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

------------------------------------------------------------------------------------------------------------------------------
                                              LEVEL 1             LEVEL 2              LEVEL 3                  TOTAL
------------------------------------------------------------------------------------------------------------------------------
ASSETS:
  Cash pledged for financial
    futures contracts                     $    503,700                     --            --                $        503,700
LIABILITIES:
  Collateral on securities
    loaned at value                                 --        $    (8,445,628)           --                      (8,445,628)
                                      ----------------------------------------------------------------------------------------
TOTAL                                     $    503,700        $    (8,445,628)           --                $     (7,941,928)
                                      ----------------------------------------------------------------------------------------

During the period ended September 30, 2015, there were no transfers between levels.

--------------------------------------------------------------------------------

   QUANTITATIVE MASTER SERIES LLC                        SEPTEMBER 30, 2015   32

[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
3RD QUARTER

USAA NASDAQ-100 INDEX FUND
SEPTEMBER 30, 2015

                                                                      (Form N-Q)

48415-1115                                   (C)2015, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA NASDAQ-100 INDEX FUND
September 30, 2015 (unaudited)

                                                                                            MARKET
NUMBER                                                                                       VALUE
OF SHARES     SECURITY                                                                       (000)
--------------------------------------------------------------------------------------------------
              COMMON STOCKS (96.5%)

              CONSUMER DISCRETIONARY (19.4%)
              ------------------------------
              APPAREL RETAIL (0.4%)
     66,943   Ross Stores, Inc.                                                          $   3,245
                                                                                         ---------
              AUTOMOBILE MANUFACTURERS (0.7%)
     21,141   Tesla Motors, Inc.*                                                            5,251
                                                                                         ---------
              AUTOMOTIVE RETAIL (0.5%)
     16,189   O'Reilly Automotive, Inc.*                                                     4,047
                                                                                         ---------
              BROADCASTING (0.4%)
     24,396   Discovery Communications, Inc. "A"*                                              635
     44,649   Discovery Communications, Inc. "C"*                                            1,085
     16,611   Liberty Media Corp. "A"*                                                         593
     36,395   Liberty Media Corp. "C"*                                                       1,254
                                                                                         ---------
                                                                                             3,567
                                                                                         ---------
              CABLE & SATELLITE (4.7%)
     18,241   Charter Communications, Inc. "A"*                                              3,208
    344,351   Comcast Corp. "A"                                                             19,587
     59,952   Comcast Corp. Special "A"                                                      3,432
     36,589   DISH Network Corp. "A"*                                                        2,134
     41,112   Liberty Global plc "A"*                                                        1,765
     99,592   Liberty Global plc "C"*                                                        4,085
      2,041   Liberty Global plc LiLAC "A"*                                                     69
      5,015   Liberty Global plc LiLAC "C"*                                                    172
    866,790   Sirius XM Holdings, Inc.*                                                      3,242
                                                                                         ---------
                                                                                            37,694
                                                                                         ---------
              CASINOS & GAMING (0.1%)
     16,548   Wynn Resorts Ltd.                                                                879
                                                                                         ---------
              CATALOG RETAIL (0.2%)
     70,299   Liberty Interactive Corp. "A"*                                                 1,844
                                                                                         ---------
              CONSUMER ELECTRONICS (0.1%)
     31,085   Garmin Ltd.                                                                    1,115
                                                                                         ---------
              GENERAL MERCHANDISE STORES (0.3%)
     38,214   Dollar Tree, Inc.*                                                             2,547
                                                                                         ---------
              HOMEFURNISHING RETAIL (0.2%)
     27,622   Bed Bath & Beyond, Inc.*                                                       1,575
                                                                                         ---------
              HOTELS, RESORTS & CRUISE LINES (0.4%)
     43,292   Marriott International, Inc. "A"                                               2,953
                                                                                         ---------
              INTERNET RETAIL (7.7%)
     76,158   Amazon.com, Inc.*(a)                                                          38,985
    131,986   JD.com, Inc. ADR*                                                              3,440
     21,934   Liberty Ventures "A"*                                                            885
     69,367   Netflix, Inc.*                                                                 7,163
      8,256   Priceline Group, Inc.*                                                        10,211

================================================================================

1  | USAA Nasdaq-100 Index Fund

================================================================================

                                                                                            MARKET
NUMBER                                                                                       VALUE
OF SHARES     SECURITY                                                                       (000)
--------------------------------------------------------------------------------------------------
     21,378   TripAdvisor, Inc.*                                                         $   1,347
                                                                                         ---------
                                                                                            62,031
                                                                                         ---------
              LEISURE PRODUCTS (0.2%)
     55,175   Mattel, Inc.                                                                   1,162
                                                                                         ---------
              MOVIES & ENTERTAINMENT (1.4%)
    198,798   Twenty-First Century Fox, Inc. "A"                                             5,364
    130,015   Twenty-First Century Fox, Inc. "B"                                             3,519
     56,574   Viacom, Inc. "B"                                                               2,441
                                                                                         ---------
                                                                                            11,324
                                                                                         ---------
              RESTAURANTS (1.7%)
    241,679   Starbucks Corp.                                                               13,737
                                                                                         ---------
              SPECIALTY STORES (0.4%)
    104,797   Staples, Inc.                                                                  1,229
     22,099   Tractor Supply Co.                                                             1,864
                                                                                         ---------
                                                                                             3,093
                                                                                         ---------
              Total Consumer Discretionary                                                 156,064
                                                                                         ---------

              CONSUMER STAPLES (7.1%)
              -----------------------
              DRUG RETAIL (1.8%)
    177,858   Walgreens Boots Alliance, Inc.                                                14,780
                                                                                         ---------
              FOOD RETAIL (0.2%)
     58,268   Whole Foods Market, Inc.                                                       1,844
                                                                                         ---------
              HYPERMARKETS & SUPER CENTERS (1.3%)
     71,565   Costco Wholesale Corp.                                                        10,346
                                                                                         ---------
              PACKAGED FOODS & MEAT (3.2%)
     25,085   Keurig Green Mountain, Inc.                                                    1,308
    197,487   Kraft Heinz Co.                                                               13,939
    262,373   Mondelez International, Inc. "A"                                              10,985
                                                                                         ---------
                                                                                            26,232
                                                                                         ---------
              SOFT DRINKS (0.6%)
     33,462   Monster Beverage Corp.*                                                        4,522
                                                                                         ---------
              Total Consumer Staples                                                        57,724
                                                                                         ---------

              HEALTH CARE (13.7%)
              -------------------
              BIOTECHNOLOGY (10.7%)
     36,825   Alexion Pharmaceuticals, Inc.*                                                 5,759
    123,467   Amgen, Inc.                                                                   17,078
     38,293   Biogen, Inc.*                                                                 11,174
     26,232   BioMarin Pharmaceutical, Inc.*                                                 2,763
    128,725   Celgene Corp.*                                                                13,924
    238,973   Gilead Sciences, Inc.                                                         23,465
     16,566   Regeneron Pharmaceuticals, Inc.*                                               7,705
     39,837   Vertex Pharmaceuticals, Inc.*                                                  4,149
                                                                                         ---------
                                                                                            86,017
                                                                                         ---------
              HEALTH CARE DISTRIBUTORS (0.2%)
     13,581   Henry Schein, Inc.*                                                            1,803
                                                                                         ---------
              HEALTH CARE EQUIPMENT (0.4%)
      6,028   Intuitive Surgical, Inc.*                                                      2,770
                                                                                         ---------
              HEALTH CARE SERVICES (1.1%)
    110,031   Express Scripts Holdings Co.*                                                  8,908
                                                                                         ---------
              HEALTH CARE TECHNOLOGY (0.4%)
     56,189   Cerner Corp.*                                                                  3,369
                                                                                         ---------

================================================================================

                                                   Portfolio of Investments |  2

================================================================================

                                                                                            MARKET
NUMBER                                                                                       VALUE
OF SHARES     SECURITY                                                                       (000)
--------------------------------------------------------------------------------------------------
              LIFE SCIENCES TOOLS & SERVICES (0.5%)
     23,562   Illumina, Inc.*                                                            $   4,143
                                                                                         ---------
              PHARMACEUTICALS (0.4%)
     80,040   Mylan N.V.*                                                                    3,222
                                                                                         ---------
              Total Health Care                                                            110,232
                                                                                         ---------

              INDUSTRIALS (2.0%)
              ------------------
              AIR FREIGHT & LOGISTICS (0.4%)
     23,087   C.H. Robinson Worldwide, Inc.                                                  1,565
     30,800   Expeditors International of Washington, Inc.                                   1,449
                                                                                         ---------
                                                                                             3,014
                                                                                         ---------
              AIRLINES (0.5%)
    109,395   American Airlines Group, Inc.                                                  4,248
                                                                                         ---------
              CONSTRUCTION MACHINERY & HEAVY TRUCKS (0.4%)
     57,792   PACCAR, Inc.                                                                   3,015
                                                                                         ---------
              ENVIRONMENTAL & FACILITIES SERVICES (0.2%)
     13,818   Stericycle, Inc.*                                                              1,925
                                                                                         ---------
              RESEARCH & CONSULTING SERVICES (0.3%)
     27,455   Verisk Analytics, Inc.*                                                        2,029
                                                                                         ---------
              TRADING COMPANIES & DISTRIBUTORS (0.2%)
     47,238   Fastenal Co.                                                                   1,729
                                                                                         ---------
              Total Industrials                                                             15,960
                                                                                         ---------

              INFORMATION TECHNOLOGY (53.6%)
              ------------------------------
              APPLICATION SOFTWARE (1.7%)
     81,041   Adobe Systems, Inc.*                                                           6,663
     36,792   Autodesk, Inc.*                                                                1,624
     26,167   Citrix Systems, Inc.*                                                          1,813
     44,888   Intuit, Inc.                                                                   3,984
                                                                                         ---------
                                                                                            14,084
                                                                                         ---------
              COMMUNICATIONS EQUIPMENT (4.4%)
    828,144   Cisco Systems, Inc.                                                           21,739
    255,838   QUALCOMM, Inc.(a)                                                             13,746
                                                                                         ---------
                                                                                            35,485
                                                                                         ---------
              DATA PROCESSING & OUTSOURCED SERVICES (1.5%)
     75,840   Automatic Data Processing, Inc.                                                6,094
     38,190   Fiserv, Inc.*                                                                  3,308
     58,866   Paychex, Inc.                                                                  2,804
                                                                                         ---------
                                                                                            12,206
                                                                                         ---------
              HOME ENTERTAINMENT SOFTWARE (0.9%)
    118,709   Activision Blizzard, Inc.                                                      3,667
     50,766   Electronic Arts, Inc.*                                                         3,439
                                                                                         ---------
                                                                                             7,106
                                                                                         ---------
              INTERNET SOFTWARE & SERVICES (14.2%)
     29,081   Akamai Technologies, Inc.*                                                     2,008
     45,114   Baidu, Inc. ADR*                                                               6,199
    198,368   eBay, Inc.*                                                                    4,848
    367,957   Facebook, Inc. "A"*                                                           33,079
     47,203   Google, Inc. "A"*(a)                                                          30,133
     56,002   Google, Inc. "C"*                                                             34,073
    153,283   Yahoo! Inc.*                                                                   4,432
                                                                                         ---------
                                                                                           114,772
                                                                                         ---------

================================================================================

3  | USAA Nasdaq-100 Index Fund

================================================================================

                                                                                            MARKET
NUMBER                                                                                       VALUE
OF SHARES     SECURITY                                                                       (000)
--------------------------------------------------------------------------------------------------
              IT CONSULTING & OTHER SERVICES (0.8%)
     99,249   Cognizant Technology Solutions Corp. "A"*                                  $   6,214
                                                                                         ---------
              SEMICONDUCTOR EQUIPMENT (0.7%)
    195,489   Applied Materials, Inc.                                                        2,872
     25,647   KLA-Tencor Corp.                                                               1,282
     25,765   Lam Research Corp.                                                             1,683
                                                                                         ---------
                                                                                             5,837
                                                                                         ---------
              SEMICONDUCTORS (7.6%)
     49,255   Altera Corp.                                                                   2,467
     51,075   Analog Devices, Inc.                                                           2,881
     42,292   Avago Technologies Ltd.                                                        5,287
     91,023   Broadcom Corp. "A"                                                             4,681
    774,099   Intel Corp.                                                                   23,331
     39,038   Linear Technology Corp.                                                        1,575
    176,412   Micron Technology, Inc.*                                                       2,643
     87,766   NVIDIA Corp.                                                                   2,164
     40,992   NXP Semiconductors N.V.*                                                       3,569
     31,058   Skyworks Solutions, Inc.                                                       2,615
    167,127   Texas Instruments, Inc.                                                        8,276
     42,116   Xilinx, Inc.                                                                   1,786
                                                                                         ---------
                                                                                            61,275
                                                                                         ---------
              SYSTEMS SOFTWARE (8.0%)
     71,855   CA, Inc.                                                                       1,962
     29,449   Check Point Software Technologies Ltd.*                                        2,336
  1,302,323   Microsoft Corp.(a)                                                            57,641
    111,401   Symantec Corp.                                                                 2,169
                                                                                         ---------
                                                                                            64,108
                                                                                         ---------
              TECHNOLOGY HARDWARE, STORAGE, & PERIPHERALS (13.8%)
    928,583   Apple, Inc.(a)                                                               102,423
     48,859   NetApp, Inc.                                                                   1,446
     33,287   SanDisk Corp.                                                                  1,809
     49,178   Seagate Technology plc                                                         2,203
     37,515   Western Digital Corp.                                                          2,980
                                                                                         ---------
                                                                                           110,861
                                                                                         ---------
              Total Information Technology                                                 431,948
                                                                                         ---------

              TELECOMMUNICATION SERVICES (0.7%)
              ---------------------------------
              WIRELESS TELECOMMUNICATION SERVICES (0.7%)
     20,787   SBA Communications Corp. "A"*                                                  2,177
    286,448   VimpelCom Ltd. ADR                                                             1,179
     64,902   Vodafone Group plc ADR                                                         2,060
                                                                                         ---------
                                                                                             5,416
                                                                                         ---------
              Total Telecommunication Services                                               5,416
                                                                                         ---------
              Total Common Stocks (cost: $524,947)                                         777,344
                                                                                         ---------

              MONEY MARKET INSTRUMENTS (3.4%)

              MONEY MARKET FUNDS (3.1%)
 24,785,715   State Street Institutional Liquid Reserves Fund Premier Class, 0.13%(b)       24,786
                                                                                         ---------

================================================================================

                                                   Portfolio of Investments |  4

================================================================================

PRINCIPAL                                                                                   MARKET
AMOUNT                                                                                       VALUE
(000)         SECURITY                                                                       (000)
--------------------------------------------------------------------------------------------------
              U.S. TREASURY BILLS (0.3%)
$     2,310   0.01%, 10/08/2015(c),(d)                                                   $   2,310
                                                                                         ---------
              Total Money Market Instruments (cost: $27,096)                                27,096
                                                                                         ---------
              TOTAL INVESTMENTS (COST: $552,043)                                         $ 804,440
                                                                                         =========

                                                                                        UNREALIZED
NUMBER OF                                                            CONTRACT        APPRECIATION/
CONTRACTS                                       EXPIRATION            VALUE         (DEPRECIATION)
LONG/(SHORT)                                       DATE               (000)                  (000)
--------------------------------------------------------------------------------------------------
              FUTURES (3.5%)
        336   Nasdaq-100 E-Mini Index           12/18/2015          $  27,975            $    (779)
                                                                    ---------            ---------
              TOTAL FUTURES                                         $  27,975            $    (779)
                                                                    =========            =========

($ IN 000s)                                           VALUATION HIERARCHY
                                                      -------------------
                                         (LEVEL 1)        (LEVEL 2)        (LEVEL 3)
                                       QUOTED PRICES        OTHER         SIGNIFICANT
                                          IN ACTIVE      SIGNIFICANT     UNOBSERVABLE
                                           MARKETS       OBSERVABLE         INPUTS
                                        FOR IDENTICAL       INPUTS
ASSETS                                     ASSETS                                            TOTAL
--------------------------------------------------------------------------------------------------
Common Stocks                            $   777,344      $       --      $        --     $ 777,344
Money Market Instruments:
  Money Market Funds                          24,786              --               --        24,786
  U.S. Treasury Bills                             --           2,310               --         2,310
---------------------------------------------------------------------------------------------------
Total                                    $   802,130      $    2,310      $        --     $ 804,440
---------------------------------------------------------------------------------------------------

LIABILITIES
---------------------------------------------------------------------------------------------------
Futures(1)                               $      (779)     $       --      $        --     $    (779)
---------------------------------------------------------------------------------------------------

(1)Futures are valued at the unrealized appreciation/depreciation on the investment.

For the period of January 1, 2015, through September 30, 2015, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

5  | USAA Nasdaq-100 Index Fund

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

September 30, 2015 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 54 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the USAA Nasdaq-100 Index Fund (the Fund), which is classified as nondiversified under the 1940 Act.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

================================================================================

6  | USAA Nasdaq-100 Index Fund

================================================================================

2. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

3. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

4. Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their net asset value (NAV) at the end of each business day.

5. Repurchase agreements are valued at cost.

6. Futures are valued at the last sale price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the last sale price on the prior trading date if it is within the spread between the closing bid and asked prices closest to the last reported sale price.

7. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

================================================================================

7   | USAA Nasdaq-100 Index Fund

================================================================================

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes. Level 2 securities include U.S. Treasury Bills, which are valued based on methods discussed in Note A2.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES - The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, and options on futures contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange-listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the trade. The Fund's derivative agreements held at September 30, 2015, did not include master netting provisions.

FUTURES CONTRACTS - The Fund is subject to cash flow and tracking error risk in the normal course of pursuing its investment objectives. The Fund may use stock index futures contracts in an attempt to reduce any performance discrepancies between the Fund and the Nasdaq-100 Index. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

D. As of September 30, 2015, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the Portfolio of Investments. Gross unrealized appreciation and depreciation of investments as of September 30, 2015, were $269,543,000 and $17,146,000, respectively, resulting in net unrealized appreciation of $252,397,000.

E. The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $805,024,000 at September 30, 2015, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

================================================================================

                                          Notes to Portfolio of Investments |  8

================================================================================

PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES

(a) The security, or a portion thereof, and cash are segregated to cover the value of open futures contracts at September 30, 2015.
(b) Rate represents the money market fund annualized seven-day yield at September 30, 2015.
(c) Rate represents an annualized yield at time of purchase, not coupon rate.
(d) Securities with a value of $2,310,000 are segregated as collateral for initial margin requirements on open futures contracts.
*   Non-income-producing security.

================================================================================

9  | USAA Nasdaq-100 Index Fund

[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
3RD QUARTER

USAA S&P 500 INDEX FUND
SEPTEMBER 30, 2015

                                                                      (Form N-Q)

48414-1115                                   (C)2015, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS                                                       1
USAA S&P 500 INDEX FUND
September 30, 2015 (unaudited)

Number of Shares                              Security                          Market Value (000)
----------------                              --------                          ------------------
                        COMMON STOCKS (97.8)

                        CONSUMER DISCRETIONARY (12.8%)
                        ------------------------------
                        ADVERTISING (0.1%)
         119,664        Interpublic Group of Companies, Inc.                           $     2,289
          70,937        Omnicom Group, Inc.                                                  4,675
                                                                                       -----------
                                                                                             6,964
                                                                                       -----------
                        APPAREL & ACCESSORIES & LUXURY GOODS (0.5%)
          80,192        Coach, Inc.                                                          2,320
          12,093        Fossil Group, Inc. *                                                   676
         117,679        Hanesbrands, Inc.                                                    3,406
          56,343        Michael Kors Holdings Ltd. *                                         2,380
          24,004        PVH Corp.                                                            2,447
          17,358        Ralph Lauren Corp.                                                   2,051
          52,417        Under Armour, Inc. "A" *                                             5,073
          99,232        V.F. Corp.                                                           6,768
                                                                                       -----------
                                                                                            25,121
                                                                                       -----------
                        APPAREL RETAIL (0.6%)
          69,299        Gap, Inc.                                                            1,975
          74,818        L Brands, Inc.                                                       6,743
         120,836        Ross Stores, Inc.                                                    5,857
         196,418        TJX Companies, Inc.                                                 14,028
          27,620        Urban Outfitters, Inc. *                                               812
                                                                                       -----------
                                                                                            29,415
                                                                                       -----------
                        AUTO PARTS & EQUIPMENT (0.3%)
          65,940        BorgWarner, Inc.                                                     2,743
          82,834        Delphi Automotive plc                                                6,299
         190,290        Johnson Controls, Inc.                                               7,870
                                                                                       -----------
                                                                                            16,912
                                                                                       -----------
                        AUTOMOBILE MANUFACTURERS (0.6%)
       1,135,093        Ford Motor Co.                                                      15,403
         419,857        General Motors Co.                                                  12,604
                                                                                       -----------
                                                                                            28,007
                                                                                       -----------
                        AUTOMOTIVE RETAIL (0.4%)
          21,257        Advance Auto Parts, Inc.                                             4,029
          22,801        AutoNation, Inc. *                                                   1,326
           8,989        AutoZone, Inc. *                                                     6,506
          60,748        CarMax, Inc. *                                                       3,604
          28,947        O'Reilly Automotive, Inc. *                                          7,237
                                                                                       -----------
                                                                                            22,702
                                                                                       -----------
                        BROADCASTING (0.2%)
         129,426        CBS Corp. "B"                                                        5,164
          43,320        Discovery Communications, Inc. "A" *                                 1,128
          75,018        Discovery Communications, Inc. "C" *                                 1,822
          27,713        Scripps Network Interactive "A"                                      1,363
          65,394        TEGNA, Inc.                                                          1,464
                                                                                       -----------
                                                                                            10,941
                                                                                       -----------
                        CABLE & SATELLITE (1.1%)
          64,739        Cablevision Systems Corp. "A"                                        2,102
         615,903        Comcast Corp. "A"                                                   35,033
         107,218        Comcast Corp. "Special A"                                            6,137
          82,410        Time Warner Cable, Inc.                                             14,782
                                                                                       -----------
                                                                                            58,054
                                                                                       -----------
                        CASINOS & GAMING (0.0%)
          23,683        Wynn Resorts Ltd.                                                    1,258
                                                                                       -----------
                        COMPUTER & ELECTRONICS RETAIL (0.1%)
          89,379        Best Buy Co., Inc.                                                   3,318
          30,882        GameStop Corp. "A"                                                   1,273
                                                                                       -----------
                                                                                             4,591
                                                                                       -----------
                        CONSUMER ELECTRONICS (0.1%)
          34,180        Garmin Ltd.                                                          1,226
          20,782        Harman International Industries, Inc.                                1,995
                                                                                       -----------
                                                                                             3,221
                                                                                       -----------
                        DEPARTMENT STORES (0.2%)
          57,433        Kohl's Corp.                                                         2,660
          96,441        Macy's, Inc.                                                         4,949
          40,395        Nordstrom, Inc.                                                      2,897
                                                                                       -----------
                                                                                            10,506
                                                                                       -----------

PORTFOLIO OF INVESTMENTS (continued)                                           2
USAA S&P 500 INDEX FUND
September 30, 2015 (unaudited)

Number of Shares                              Security                          Market Value (000)
----------------                              --------                          ------------------
                        DISTRIBUTORS (0.1%)
          44,208        Genuine Parts Co.                                              $     3,665
                                                                                       -----------
                        FOOTWEAR (0.5%)
         197,455        NIKE, Inc. "B"                                                      24,281
                                                                                       -----------
                        GENERAL MERCHANDISE STORES (0.5%)
          85,734        Dollar General Corp.                                                 6,211
          68,396        Dollar Tree, Inc. *                                                  4,559
         183,138        Target Corp.                                                        14,406
                                                                                       -----------
                                                                                            25,176
                                                                                       -----------
                        HOME FURNISHINGS (0.1%)
          39,829        Leggett & Platt, Inc.                                                1,643
          18,543        Mohawk Industries, Inc. *                                            3,371
                                                                                       -----------
                                                                                             5,014
                                                                                       -----------
                        HOME IMPROVEMENT RETAIL (1.2%)
         373,992        Home Depot, Inc.                                                    43,192
         269,469        Lowe's Companies, Inc.                                              18,572
                                                                                       -----------
                                                                                            61,764
                                                                                       -----------
                        HOMEBUILDING (0.1%)
          95,161        D.R. Horton, Inc.                                                    2,794
          50,722        Lennar Corp. "A"                                                     2,441
          93,110        PulteGroup, Inc.                                                     1,757
                                                                                       -----------
                                                                                             6,992
                                                                                       -----------
                        HOMEFURNISHING RETAIL (0.1%)
          49,234        Bed Bath & Beyond, Inc. *                                            2,807
                                                                                       -----------
                        HOTELS, RESORTS & CRUISE LINES (0.4%)
         134,808        Carnival Corp.                                                       6,700
          58,070        Marriott International, Inc. "A"                                     3,960
          49,960        Royal Caribbean Cruises Ltd.                                         4,451
          49,644        Starwood Hotels & Resorts Worldwide, Inc.                            3,300
          34,391        Wyndham Worldwide Corp.                                              2,473
                                                                                       -----------
                                                                                            20,884
                                                                                       -----------
                        HOUSEHOLD APPLIANCES (0.1%)
          22,837        Whirlpool Corp.                                                      3,363
                                                                                       -----------
                        HOUSEWARES & SPECIALTIES (0.1%)
          78,197        Newell Rubbermaid, Inc.                                              3,105
                                                                                       -----------
                        INTERNET RETAIL (1.9%)
         111,699        Amazon.com, Inc. *                                                  57,178
          29,049        Expedia, Inc.                                                        3,418
         124,074        Netflix, Inc. *                                                     12,812
          14,767        Priceline Group, Inc. *                                             18,265
          32,976        TripAdvisor, Inc. *                                                  2,078
                                                                                       -----------
                                                                                            93,751
                                                                                       -----------
                        LEISURE PRODUCTS (0.1%)
          32,597        Hasbro, Inc.                                                         2,352
          98,217        Mattel, Inc.                                                         2,068
                                                                                       -----------
                                                                                             4,420
                                                                                       -----------
                        MOTORCYCLE MANUFACTURERS (0.1%)
          60,000        Harley-Davidson, Inc.                                                3,294
                                                                                       -----------
                        MOVIES & ENTERTAINMENT (1.6%)
         237,532        Time Warner, Inc.                                                   16,330
         355,592        Twenty-First Century Fox, Inc. "A"                                   9,594
         125,584        Twenty-First Century Fox, Inc. "B"                                   3,400
         101,193        Viacom, Inc. "B"                                                     4,367
         452,245        Walt Disney Co.                                                     46,219
                                                                                       -----------
                                                                                            79,910
                                                                                       -----------
                        PUBLISHING (0.0%)
         110,983        News Corp. "A"                                                       1,400
          31,415        News Corp. "B"                                                         403
                                                                                       -----------
                                                                                             1,803
                                                                                       -----------
                        RESTAURANTS (1.4%)
           9,069        Chipotle Mexican Grill, Inc. *                                       6,532
          33,189        Darden Restaurants, Inc.                                             2,275
         274,284        McDonald's Corp.                                                    27,025
         432,254        Starbucks Corp.                                                     24,569
         125,642        Yum! Brands, Inc.                                                   10,045
                                                                                       -----------
                                                                                            70,446
                                                                                       -----------

PORTFOLIO OF INVESTMENTS (continued)                                           3
USAA S&P 500 INDEX FUND
September 30, 2015 (unaudited)

Number of Shares                              Security                          Market Value (000)
----------------                              --------                          ------------------
                        SPECIALIZED CONSUMER SERVICES (0.1%)
          80,470        H&R Block, Inc. (f)                                            $     2,913
                                                                                       -----------
                        SPECIALTY STORES (0.2%)
          23,286        Signet Jewelers Ltd.                                                 3,170
         188,205        Staples, Inc.                                                        2,208
          32,635        Tiffany & Co.                                                        2,520
          39,616        Tractor Supply Co.                                                   3,340
                                                                                       -----------
                                                                                            11,238
                                                                                       -----------
                        TIRES & RUBBER (0.0%)
          78,565        Goodyear Tire & Rubber Co.                                           2,304
                                                                                       -----------
                        Total Consumer Discretionary                                       644,822
                                                                                       -----------
                        CONSUMER STAPLES (9.7%)
                        -----------------------
                        AGRICULTURAL PRODUCTS (0.1%)
         177,377        Archer-Daniels-Midland Co.                                           7,352
                                                                                       -----------
                        BREWERS (0.1%)
          45,992        Molson Coors Brewing Co. "B"                                         3,818
                                                                                       -----------
                        DISTILLERS & VINTNERS (0.2%)
          30,889        Brown-Forman Corp. "B"                                               2,993
          50,065        Constellation Brands, Inc. "A"                                       6,269
                                                                                       -----------
                                                                                             9,262
                                                                                       -----------
                        DRUG RETAIL (1.0%)
         324,621        CVS Health Corp.                                                    31,320
         254,513        Walgreens Boots Alliance, Inc.                                      21,150
                                                                                       -----------
                                                                                            52,470
                                                                                       -----------
                        FOOD DISTRIBUTORS (0.1%)
         161,151        Sysco Corp.                                                          6,280
                                                                                       -----------
                        FOOD RETAIL (0.3%)
         282,951        Kroger Co.                                                          10,206
         104,081        Whole Foods Market, Inc.                                             3,294
                                                                                       -----------
                                                                                            13,500
                                                                                       -----------
                        HOUSEHOLD PRODUCTS (1.8%)
          37,455        Clorox Co.                                                           4,327
         262,211        Colgate-Palmolive Co.                                               16,640
         106,105        Kimberly-Clark Corp.                                                11,570
         790,032        Procter & Gamble Co. (f)                                            56,835
                                                                                       -----------
                                                                                            89,372
                                                                                       -----------
                        HYPERMARKETS & SUPER CENTERS (1.0%)
         128,016        Costco Wholesale Corp.                                              18,507
         459,655        Wal-Mart Stores, Inc. (f)                                           29,804
                                                                                       -----------
                                                                                            48,311
                                                                                       -----------
                        PACKAGED FOODS & MEAT (1.5%)
          52,432        Campbell Soup Co.                                                    2,657
         125,736        ConAgra Foods, Inc.                                                  5,094
         174,363        General Mills, Inc.                                                  9,787
          42,646        Hershey Co.                                                          3,918
          39,194        Hormel Foods Corp.                                                   2,481
          29,964        J.M. Smucker Co.                                                     3,419
          74,108        Kellogg Co.                                                          4,932
          34,996        Keurig Green Mountain, Inc.                                          1,825
         173,086        Kraft Heinz Co.                                                     12,216
          33,764        McCormick & Co., Inc.                                                2,775
          58,850        Mead Johnson Nutrition Co.                                           4,143
         469,287        Mondelez International, Inc. "A"                                    19,649
          88,643        Tyson Foods, Inc. "A"                                                3,820
                                                                                       -----------
                                                                                            76,716
                                                                                       -----------
                        PERSONAL PRODUCTS (0.1%)
          65,799        Estee Lauder Companies, Inc. "A"                                     5,309
                                                                                       -----------
                        SOFT DRINKS (2.0%)
       1,140,287        Coca-Cola Co.                                                       45,748
          61,372        Coca-Cola Enterprises, Inc.                                          2,967
          55,747        Dr Pepper Snapple Group, Inc.                                        4,407
          44,289        Monster Beverage Corp. *                                             5,985
         427,799        PepsiCo, Inc.                                                       40,342
                                                                                       -----------
                                                                                            99,449
                                                                                       -----------

PORTFOLIO OF INVESTMENTS (continued)                                           4
USAA S&P 500 INDEX FUND
September 30, 2015 (unaudited)

Number of Shares                              Security                          Market Value (000)
----------------                              --------                          ------------------
                        TOBACCO (1.5%)
         571,020        Altria Group, Inc.                                             $    31,063
         451,187        Philip Morris International, Inc.                                   35,793
         241,582        Reynolds American, Inc.                                             10,695
                                                                                       -----------
                                                                                            77,551
                                                                                       -----------
                        Total Consumer Staples                                             489,390
                                                                                       -----------
                        ENERGY (6.8%)
                        -------------
                        COAL & CONSUMABLE FUELS (0.0%)
          66,087        CONSOL Energy, Inc.                                                    648
                                                                                       -----------
                        INTEGRATED OIL & GAS (3.0%)
         548,075        Chevron Corp.                                                       43,232
       1,214,360        Exxon Mobil Corp. (f)                                               90,288
         222,544        Occidental Petroleum Corp.                                          14,721
                                                                                       -----------
                                                                                           148,241
                                                                                       -----------
                        OIL & GAS DRILLING (0.1%)
          19,312        Diamond Offshore Drilling, Inc.                                        334
          69,003        Ensco plc "A"                                                          972
          31,600        Helmerich & Payne, Inc.                                              1,493
         100,043        Transocean Ltd.                                                      1,293
                                                                                       -----------
                                                                                             4,092
                                                                                       -----------
                        OIL & GAS EQUIPMENT & SERVICES (1.0%)
         126,782        Baker Hughes, Inc.                                                   6,598
          55,899        Cameron International Corp. *                                        3,428
          66,934        FMC Technologies, Inc. *                                             2,075
         248,743        Halliburton Co.                                                      8,793
         111,650        National Oilwell Varco, Inc.                                         4,203
         368,465        Schlumberger Ltd.                                                   25,413
                                                                                       -----------
                                                                                            50,510
                                                                                       -----------
                        OIL & GAS EXPLORATION & PRODUCTION (1.5%)
         148,030        Anadarko Petroleum Corp.                                             8,939
         110,213        Apache Corp.                                                         4,316
         120,189        Cabot Oil & Gas Corp.                                                2,627
         151,927        Chesapeake Energy Corp.                                              1,114
          27,520        Cimarex Energy Co. (f)                                               2,820
         359,276        ConocoPhillips                                                      17,231
         112,210        Devon Energy Corp.                                                   4,162
         159,965        EOG Resources, Inc.                                                 11,645
          44,255        EQT Corp.                                                            2,866
          70,261        Hess Corp.                                                           3,517
         197,852        Marathon Oil Corp.                                                   3,047
          47,365        Murphy Oil Corp.                                                     1,146
          47,500        Newfield Exploration Co. *                                           1,563
         123,491        Noble Energy, Inc.                                                   3,727
          43,372        Pioneer Natural Resources Co.                                        5,276
          49,554        Range Resources Corp.                                                1,592
         112,347        Southwestern Energy Co. *                                            1,426
                                                                                       -----------
                                                                                            77,014
                                                                                       -----------
                        OIL & GAS REFINING & MARKETING (0.6%)
         156,168        Marathon Petroleum Corp.                                             7,235
         139,465        Phillips 66                                                         10,717
          35,853        Tesoro Corp.                                                         3,486
         144,787        Valero Energy Corp.                                                  8,702
                                                                                       -----------
                                                                                            30,140
                                                                                       -----------
                        OIL & GAS STORAGE & TRANSPORTATION (0.6%)
          92,334        Columbia Pipeline Group, Inc.                                        1,689
         523,528        Kinder Morgan, Inc.                                                 14,491
          60,985        ONEOK, Inc.                                                          1,964
         195,013        Spectra Energy Corp.                                                 5,123
         198,713        Williams Companies, Inc.                                             7,322
                                                                                       -----------
                                                                                            30,589
                                                                                       -----------
                        Total Energy                                                       341,234
                                                                                       -----------
                        FINANCIALS (16.1%)
                        ------------------
                        ASSET MANAGEMENT & CUSTODY BANKS (1.2%)
          15,818        Affiliated Managers Group, Inc. * (f)                                2,705
          51,912        Ameriprise Financial, Inc.                                           5,665
         322,290        Bank of New York Mellon Corp.                                       12,618
          37,314        BlackRock, Inc.                                                     11,100
         112,667        Franklin Resources, Inc.                                             4,198
         124,847        Invesco Ltd.                                                         3,899
          31,955        Legg Mason, Inc.                                                     1,329

PORTFOLIO OF INVESTMENTS (continued)                                           5
USAA S&P 500 INDEX FUND
September 30, 2015 (unaudited)

Number of Shares                              Security                          Market Value (000)
----------------                              --------                          ------------------
          63,759        Northern Trust Corp. (c)                                       $     4,346
         118,871        State Street Corp.                                                   7,989
          74,603        T. Rowe Price Group, Inc.                                            5,185
                                                                                       -----------
                                                                                            59,034
                                                                                       -----------
                        CONSUMER FINANCE (0.7%)
         247,880        American Express Co.                                                18,375
         157,983        Capital One Financial Corp.                                         11,457
         126,785        Discover Financial Services                                          6,591
         108,957        Navient Corp.                                                        1,225
                                                                                       -----------
                                                                                            37,648
                                                                                       -----------
                        DIVERSIFIED BANKS (4.9%)
       3,048,854        Bank of America Corp. (f)                                           47,501
         876,588        Citigroup, Inc.                                                     43,487
          51,975        Comerica, Inc.                                                       2,136
       1,076,985        JPMorgan Chase & Co. (f)                                            65,664
         482,073        U.S. Bancorp                                                        19,770
       1,360,429        Wells Fargo & Co.                                                   69,858
                                                                                       -----------
                                                                                           248,416
                                                                                       -----------
                        HEALTH CARE REITs (0.3%)
         134,890        HCP, Inc.                                                            5,025
          96,819        Ventas, Inc.                                                         5,428
         102,460        Welltower, Inc.                                                      6,938
                                                                                       -----------
                                                                                            17,391
                                                                                       -----------
                        HOTEL & RESORT REITs (0.1%)
         218,396        Host Hotels & Resorts, Inc.                                          3,453
                                                                                       -----------
                        INSURANCE BROKERS (0.3%)
          81,575        Aon plc                                                              7,228
         154,414        Marsh & McLennan Companies, Inc.                                     8,064
                                                                                       -----------
                                                                                            15,292
                                                                                       -----------
                        INVESTMENT BANKING & BROKERAGE (0.9%)
         348,717        Charles Schwab Corp.                                                 9,959
          84,738        E*TRADE Financial Corp. *                                            2,231
         117,239        Goldman Sachs Group, Inc.                                           20,372
         443,779        Morgan Stanley                                                      13,979
                                                                                       -----------
                                                                                            46,541
                                                                                       -----------
                        LIFE & HEALTH INSURANCE (0.9%)
         125,490        Aflac, Inc.                                                          7,295
          72,916        Lincoln National Corp.                                               3,460
         325,358        MetLife, Inc.                                                       15,341
          79,629        Principal Financial Group, Inc.                                      3,770
         131,258        Prudential Financial, Inc.                                          10,003
          33,925        Torchmark Corp.                                                      1,913
          71,826        Unum Group                                                           2,304
                                                                                       -----------
                                                                                            44,086
                                                                                       -----------
                        MULTI-LINE INSURANCE (0.6%)
         376,871        American International Group, Inc.                                  21,414
          19,500        Assurant, Inc.                                                       1,541
         145,847        Genworth Financial, Inc. "A" *                                         674
         120,849        Hartford Financial Services Group, Inc.                              5,532
          83,584        Loews Corp.                                                          3,021
                                                                                       -----------
                                                                                            32,182
                                                                                       -----------
                        MULTI-SECTOR HOLDINGS (1.4%)
         545,638        Berkshire Hathaway, Inc. "B" *                                      71,151
          98,296        Leucadia National Corp.                                              1,992
                                                                                       -----------
                                                                                            73,143
                                                                                       -----------
                        PROPERTY & CASUALTY INSURANCE (0.9%)
          94,327        ACE Ltd.                                                             9,753
         116,621        Allstate Corp.                                                       6,792
          66,105        Chubb Corp.                                                          8,108
          42,740        Cincinnati Financial Corp.                                           2,300
         170,659        Progressive Corp.                                                    5,229
          90,648        Travelers Companies, Inc.                                            9,022
          88,062        XL Group plc                                                         3,198
                                                                                       -----------
                                                                                            44,402
                                                                                       -----------
                        REAL ESTATE SERVICES (0.1%)
          84,497        CBRE Group, Inc. "A" *                                               2,704
                                                                                       -----------

PORTFOLIO OF INVESTMENTS (continued)                                           6
USAA S&P 500 INDEX FUND
September 30, 2015 (unaudited)

Number of Shares                              Security                          Market Value (000)
----------------                              --------                          ------------------
                        REGIONAL BANKS (1.0%)
         226,966        BB&T Corp.                                                     $     8,080
         233,819        Fifth Third Bancorp                                                  4,421
         235,167        Huntington Bancshares, Inc.                                          2,493
         244,476        KeyCorp                                                              3,181
          38,702        M&T Bank Corp.                                                       4,720
          90,751        People's United Financial, Inc.                                      1,427
         149,540        PNC Financial Services Group, Inc.                                  13,339
         385,844        Regions Financial Corp.                                              3,476
         150,911        SunTrust Banks, Inc.                                                 5,771
          59,768        Zions Bancorp                                                        1,646
                                                                                       -----------
                                                                                            48,554
                                                                                       -----------
                        REITs - INDUSTRIAL (0.1%)
         153,025        Prologis, Inc.                                                       5,953
                                                                                       -----------
                        REITs - OFFICE (0.3%)
          44,785        Boston Properties, Inc.                                              5,303
          28,989        SL Green Realty Corp.                                                3,135
          51,605        Vornado Realty Trust                                                 4,666
                                                                                       -----------
                                                                                            13,104
                                                                                       -----------
                        REITs - RESIDENTIAL (0.4%)
          45,768        Apartment Investment & Management Co. "A"                            1,694
          38,688        AvalonBay Communities, Inc.                                          6,763
         106,185        Equity Residential                                                   7,977
          19,137        Essex Property Trust, Inc.                                           4,276
                                                                                       -----------
                                                                                            20,710
                                                                                       -----------
                        REITs - RETAIL (0.6%)
         170,259        General Growth Properties, Inc.                                      4,421
         119,939        Kimco Realty Corp.                                                   2,930
          39,193        Macerich Co.                                                         3,011
          68,340        Realty Income Corp.                                                  3,239
          90,109        Simon Property Group, Inc.                                          16,555
                                                                                       -----------
                                                                                            30,156
                                                                                       -----------
                        REITs - SPECIALIZED (0.8%)
         123,297        American Tower Corp.                                                10,848
          97,201        Crown Castle International Corp.                                     7,666
          16,542        Equinix, Inc.                                                        4,522
          56,026        Iron Mountain, Inc.                                                  1,738
          51,044        Plum Creek Timber Co., Inc.                                          2,017
          42,810        Public Storage                                                       9,060
         149,386        Weyerhaeuser Co.                                                     4,084
                                                                                       -----------
                                                                                            39,935
                                                                                       -----------
                        SPECIALIZED FINANCE (0.6%)
          98,370        CME Group, Inc.                                                      9,123
          32,179        Intercontinental Exchange, Inc. (f)                                  7,562
          79,250        McGraw Hill Financial, Inc.                                          6,855
          50,783        Moody's Corp.                                                        4,987
          34,326        NASDAQ OMX Group, Inc.                                               1,830
                                                                                       -----------
                                                                                            30,357
                                                                                       -----------
                        THRIFTS & MORTGAGE FINANCE (0.0%)
         141,155        Hudson City Bancorp, Inc.                                            1,436
                                                                                       -----------
                        Total Financials                                                   814,497
                                                                                       -----------
                        HEALTH CARE (14.3%)
                        -------------------
                        BIOTECHNOLOGY (3.0%)
          65,860        Alexion Pharmaceuticals, Inc. *                                     10,300
         220,775        Amgen, Inc.                                                         30,537
         158,113        Baxalta, Inc.                                                        4,982
          68,489        Biogen, Inc. *                                                      19,986
         230,225        Celgene Corp. *                                                     24,903
         427,417        Gilead Sciences, Inc. (f)                                           41,968
          22,515        Regeneron Pharmaceuticals, Inc. *                                   10,473
          71,247        Vertex Pharmaceuticals, Inc. *                                       7,420
                                                                                       -----------
                                                                                           150,569
                                                                                       -----------
                        HEALTH CARE DISTRIBUTORS (0.6%)
          59,811        AmerisourceBergen Corp.                                              5,681
          95,339        Cardinal Health, Inc.                                                7,324
          24,312        Henry Schein, Inc. *                                                 3,227
          67,689        McKesson Corp.                                                      12,524
          25,289        Patterson Companies, Inc.                                            1,094
                                                                                       -----------
                                                                                            29,850
                                                                                       -----------

PORTFOLIO OF INVESTMENTS (continued)                                           7
USAA S&P 500 INDEX FUND
September 30, 2015 (unaudited)

Number of Shares                              Security                          Market Value (000)
----------------                              --------                          ------------------
                        HEALTH CARE EQUIPMENT (2.0%)
         434,115        Abbott Laboratories                                            $    17,460
         158,946        Baxter International, Inc.                                           5,222
          61,222        Becton, Dickinson & Co.                                              8,122
         391,423        Boston Scientific Corp. *                                            6,423
          21,589        C.R. Bard, Inc.                                                      4,022
          31,261        Edwards Lifesciences Corp. *                                         4,444
          10,781        Intuitive Surgical, Inc. *                                           4,955
         411,896        Medtronic plc                                                       27,572
          82,058        St. Jude Medical, Inc.                                               5,177
          92,116        Stryker Corp.                                                        8,668
          28,632        Varian Medical Systems, Inc. *                                       2,113
          49,878        Zimmer Holdings, Inc.                                                4,685
                                                                                       -----------
                                                                                            98,863
                                                                                       -----------
                        HEALTH CARE FACILITIES (0.2%)
          93,112        HCA Holdings, Inc. *                                                 7,203
          29,250        Tenet Healthcare Corp. *                                             1,080
          26,720        Universal Health Services, Inc. "B"                                  3,335
                                                                                       -----------
                                                                                            11,618
                                                                                       -----------
                        HEALTH CARE SERVICES (0.5%)
          49,576        DaVita HealthCare Partners, Inc. *                                   3,586
         196,808        Express Scripts Holding Co. *                                       15,934
          29,168        Laboratory Corp. of America Holdings *                               3,164
          41,733        Quest Diagnostics, Inc.                                              2,565
                                                                                       -----------
                                                                                            25,249
                                                                                       -----------
                        HEALTH CARE SUPPLIES (0.0%)
          40,654        DENTSPLY International, Inc.                                         2,056
                                                                                       -----------
                        HEALTH CARE TECHNOLOGY (0.1%)
          89,496        Cerner Corp. *                                                       5,366
                                                                                       -----------
                        LIFE SCIENCES TOOLS & SERVICES (0.4%)
          96,813        Agilent Technologies, Inc.                                           3,324
          33,305        PerkinElmer, Inc.                                                    1,531
         115,976        Thermo Fisher Scientific, Inc.                                      14,181
          24,047        Waters Corp. *                                                       2,843
                                                                                       -----------
                                                                                            21,879
                                                                                       -----------
                        MANAGED HEALTH CARE (1.4%)
         101,476        Aetna, Inc.                                                         11,102
          76,184        Anthem, Inc.                                                        10,666
          75,008        Cigna Corp.                                                         10,128
          43,146        Humana, Inc.                                                         7,723
         277,729        UnitedHealth Group, Inc.                                            32,219
                                                                                       -----------
                                                                                            71,838
                                                                                       -----------
                        PHARMACEUTICALS (6.1%)
         482,067        AbbVie, Inc.                                                        26,229
         114,640        Allergan plc *                                                      31,160
         485,622        Bristol-Myers Squibb Co.                                            28,749
         284,177        Eli Lilly and Co.                                                   23,783
          60,643        Endo International plc *                                             4,201
         806,413        Johnson & Johnson (f)                                               75,279
          34,344        Mallinckrodt plc *                                                   2,196
         820,302        Merck & Co., Inc. (f)                                               40,515
         120,250        Mylan N.V. *                                                         4,841
          42,668        Perrigo Co. plc                                                      6,710
       1,796,062        Pfizer, Inc. (f)                                                    56,414
         133,675        Zoetis, Inc.                                                         5,505
                                                                                       -----------
                                                                                           305,582
                                                                                       -----------
                        Total Health Care                                                  722,870
                                                                                       -----------
                        INDUSTRIALS (9.8%)
                        ------------------
                        AEROSPACE & DEFENSE (2.6%)
         186,033        Boeing Co.                                                          24,361
          88,353        General Dynamics Corp.                                              12,188
         227,691        Honeywell International, Inc.                                       21,560
          23,395        L-3 Communications Holdings, Inc.                                    2,445
          77,805        Lockheed Martin Corp.                                               16,130
          54,572        Northrop Grumman Corp.                                               9,056
          40,032        Precision Castparts Corp.                                            9,196
          88,378        Raytheon Co.                                                         9,656
          38,432        Rockwell Collins, Inc.                                               3,146
          80,623        Textron, Inc.                                                        3,035
         241,231        United Technologies Corp.                                           21,467
                                                                                       -----------
                                                                                           132,240
                                                                                       -----------

PORTFOLIO OF INVESTMENTS (continued)                                           8
USAA S&P 500 INDEX FUND
September 30, 2015 (unaudited)

Number of Shares                              Security                          Market Value (000)
----------------                              --------                          ------------------
                        AGRICULTURAL & FARM MACHINERY (0.1%)
          90,805        Deere & Co.                                                    $     6,719
                                                                                       -----------
                        AIR FREIGHT & LOGISTICS (0.7%)
          41,283        C.H. Robinson Worldwide, Inc.                                        2,798
          54,916        Expeditors International of Washington, Inc.                         2,584
          76,607        FedEx Corp.                                                         11,030
         203,388        United Parcel Service, Inc. "B"                                     20,072
                                                                                       -----------
                                                                                            36,484
                                                                                       -----------
                        AIRLINES (0.6%)
         195,688        American Airlines Group, Inc.                                        7,598
         231,689        Delta Air Lines, Inc.                                               10,396
         192,052        Southwest Airlines Co.                                               7,306
         110,027        United Continental Holdings, Inc. *                                  5,837
                                                                                       -----------
                                                                                            31,137
                                                                                       -----------
                        BUILDING PRODUCTS (0.1%)
          27,675        Allegion plc                                                         1,596
          99,956        Masco Corp.                                                          2,517
                                                                                       -----------
                                                                                             4,113
                                                                                       -----------
                        CONSTRUCTION & ENGINEERING (0.1%)
          42,239        Fluor Corp.                                                          1,789
          36,101        Jacobs Engineering Group, Inc. *                                     1,351
          59,461        Quanta Services, Inc. *                                              1,440
                                                                                       -----------
                                                                                             4,580
                                                                                       -----------
                        CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.5%)
         175,376        Caterpillar, Inc.                                                   11,463
          48,395        Cummins, Inc.                                                        5,255
          28,146        Joy Global, Inc.                                                       420
         103,606        PACCAR, Inc.                                                         5,405
                                                                                       -----------
                                                                                            22,543
                                                                                       -----------
                        DIVERSIFIED SUPPORT SERVICES (0.0%)
          26,016        Cintas Corp.                                                         2,231
                                                                                       -----------
                        ELECTRICAL COMPONENTS & EQUIPMENT (0.5%)
          70,728        AMETEK, Inc.                                                         3,701
         136,223        Eaton Corp. plc                                                      6,988
         191,358        Emerson Electric Co.                                                 8,452
          39,111        Rockwell Automation, Inc.                                            3,969
                                                                                       -----------
                                                                                            23,110
                                                                                       -----------
                        ENVIRONMENTAL & FACILITIES SERVICES (0.2%)
          70,157        Republic Services, Inc.                                              2,891
          24,609        Stericycle, Inc. *                                                   3,428
         122,512        Waste Management, Inc.                                               6,102
                                                                                       -----------
                                                                                            12,421
                                                                                       -----------
                        HUMAN RESOURCE & EMPLOYMENT SERVICES (0.0%)
          38,917        Robert Half International, Inc.                                      1,991
                                                                                       -----------
                        INDUSTRIAL CONGLOMERATES (2.4%)
         181,948        3M Co.                                                              25,795
         173,176        Danaher Corp.                                                       14,756
       2,940,544        General Electric Co.                                                74,161
          29,222        Roper Technologies, Inc.                                             4,579
                                                                                       -----------
                                                                                           119,291
                                                                                       -----------
                        INDUSTRIAL MACHINERY (0.6%)
          45,583        Dover Corp.                                                          2,606
          38,807        Flowserve Corp.                                                      1,597
          95,982        Illinois Tool Works, Inc.                                            7,900
          77,444        Ingersoll-Rand plc                                                   3,932
          40,260        Parker-Hannifin Corp.                                                3,917
          52,189        Pentair plc                                                          2,664
          17,019        Snap-on, Inc.                                                        2,569
          44,700        Stanley Black & Decker, Inc.                                         4,335
          52,494        Xylem, Inc.                                                          1,724
                                                                                       -----------
                                                                                            31,244
                                                                                       -----------
                        OFFICE SERVICES & SUPPLIES (0.0%)
          58,841        Pitney Bowes, Inc.                                                   1,168
                                                                                       -----------

PORTFOLIO OF INVESTMENTS (continued)                                           9
USAA S&P 500 INDEX FUND
September 30, 2015 (unaudited)

Number of Shares                              Security                          Market Value (000)
----------------                              --------                          ------------------
                        RAILROADS (0.8%)
         285,945        CSX Corp.                                                      $     7,692
          32,171        Kansas City Southern                                                 2,924
          87,764        Norfolk Southern Corp.                                               6,705
         252,705        Union Pacific Corp.                                                 22,341
                                                                                       -----------
                                                                                            39,662
                                                                                       -----------
                        RESEARCH & CONSULTING SERVICES (0.2%)
          10,509        Dun & Bradstreet Corp.                                               1,103
          34,297        Equifax, Inc.                                                        3,333
         106,614        Nielsen Holdings plc                                                 4,741
                                                                                       -----------
                                                                                             9,177
                                                                                       -----------
                        SECURITY & ALARM SERVICES (0.1%)
          49,308        ADT Corp.                                                            1,474
         123,054        Tyco International plc                                               4,118
                                                                                       -----------
                                                                                             5,592
                                                                                       -----------
                        TRADING COMPANIES & DISTRIBUTORS (0.2%)
          84,509        Fastenal Co.                                                         3,094
          27,731        United Rentals, Inc. * (f)                                           1,665
          17,673        W.W. Grainger, Inc.                                                  3,800
                                                                                       -----------
                                                                                             8,559
                                                                                       -----------
                        TRUCKING (0.1%)
          26,849        J.B. Hunt Transport Services, Inc. (f)                               1,917
          15,638        Ryder System, Inc.                                                   1,158
                                                                                       -----------
                                                                                             3,075
                                                                                       -----------
                        Total Industrials                                                  495,337
                                                                                       -----------
                        INFORMATION TECHNOLOGY (20.0%)
                        ------------------------------
                        APPLICATION SOFTWARE (0.8%)
         144,960        Adobe Systems, Inc. *                                               11,918
          66,086        Autodesk, Inc. *                                                     2,917
          46,748        Citrix Systems, Inc. *                                               3,239
          80,774        Intuit, Inc.                                                         7,169
         180,696        salesforce.com, Inc. *                                              12,546
                                                                                       -----------
                                                                                            37,789
                                                                                       -----------
                        COMMUNICATIONS EQUIPMENT (1.5%)
       1,481,275        Cisco Systems, Inc.                                                 38,884
          20,641        F5 Networks, Inc. *                                                  2,390
          36,214        Harris Corp.                                                         2,649
         103,257        Juniper Networks, Inc.                                               2,655
          46,813        Motorola Solutions, Inc.                                             3,201
         457,624        QUALCOMM, Inc.                                                      24,588
                                                                                       -----------
                                                                                            74,367
                                                                                       -----------
                        DATA PROCESSING & OUTSOURCED SERVICES (2.3%)
          17,900        Alliance Data Systems Corp. *                                        4,636
         135,700        Automatic Data Processing, Inc.                                     10,905
          40,452        Computer Sciences Corp.                                              2,483
          81,915        Fidelity National Information Services, Inc.                         5,495
          68,346        Fiserv, Inc. *                                                       5,919
         290,695        MasterCard, Inc. "A"                                                26,197
          93,668        Paychex, Inc.                                                        4,461
         323,039        PayPal Holdings, Inc. *                                             10,027
          49,298        Total System Services, Inc.                                          2,240
         568,350        Visa, Inc. "A"                                                      39,591
         148,351        Western Union Co.                                                    2,724
         292,699        Xerox Corp.                                                          2,848
                                                                                       -----------
                                                                                           117,526
                                                                                       -----------
                        ELECTRONIC COMPONENTS (0.2%)
          89,773        Amphenol Corp. "A"                                                   4,575
         357,086        Corning, Inc.                                                        6,113
                                                                                       -----------
                                                                                            10,688
                                                                                       -----------
                        ELECTRONIC EQUIPMENT & INSTRUMENTS (0.0%)
          41,341        FLIR Systems, Inc.                                                   1,157
                                                                                       -----------
                        ELECTRONIC MANUFACTURING SERVICES (0.1%)
         117,213        TE Connectivity Ltd.                                                 7,020
                                                                                       -----------
                        HOME ENTERTAINMENT SOFTWARE (0.2%)
         146,613        Activision Blizzard, Inc.                                            4,529
          90,803        Electronic Arts, Inc. *                                              6,152
                                                                                       -----------
                                                                                            10,681
                                                                                       -----------

PORTFOLIO OF INVESTMENTS (continued)                                          10
USAA S&P 500 INDEX FUND
September 30, 2015 (unaudited)

Number of Shares                              Security                          Market Value (000)
----------------                              --------                          ------------------
                        INTERNET SOFTWARE & SERVICES (3.7%)
          51,843        Akamai Technologies, Inc. *                                    $     3,580
         326,449        eBay, Inc. *                                                         7,979
         658,148        Facebook, Inc. "A" *                                                59,168
          84,429        Google, Inc. "A" *                                                  53,897
          86,145        Google, Inc. "C" *                                                  52,412
          29,085        VeriSign, Inc. *                                                     2,052
         252,279        Yahoo!, Inc. *                                                       7,293
                                                                                       -----------
                                                                                           186,381
                                                                                       -----------
                        IT CONSULTING & OTHER SERVICES (1.4%)
         181,715        Accenture plc "A"                                                   17,855
         177,407        Cognizant Technology Solutions Corp. "A" *                          11,108
         262,477        International Business Machines Corp.                               38,051
          41,417        Teradata Corp. *                                                     1,200
                                                                                       -----------
                                                                                            68,214
                                                                                       -----------
                        SEMICONDUCTOR EQUIPMENT (0.2%)
         349,744        Applied Materials, Inc.                                              5,138
          45,827        KLA-Tencor Corp.                                                     2,291
          45,972        Lam Research Corp.                                                   3,003
                                                                                       -----------
                                                                                            10,432
                                                                                       -----------
                        SEMICONDUCTORS (2.2%)
          88,093        Altera Corp.                                                         4,412
          91,602        Analog Devices, Inc.                                                 5,167
          75,675        Avago Technologies Ltd.                                              9,460
         162,809        Broadcom Corp. "A"                                                   8,373
          21,824        First Solar, Inc. *                                                    933
       1,384,618        Intel Corp.                                                         41,732
          69,968        Linear Technology Corp.                                              2,823
          61,489        Microchip Technology, Inc.                                           2,650
         313,027        Micron Technology, Inc. *                                            4,689
         149,730        NVIDIA Corp.                                                         3,691
          43,526        Qorvo, Inc. *                                                        1,961
          55,521        Skyworks Solutions, Inc. (f)                                         4,676
         298,972        Texas Instruments, Inc.                                             14,805
          75,127        Xilinx, Inc.                                                         3,185
                                                                                       -----------
                                                                                           108,557
                                                                                       -----------
                        SYSTEMS SOFTWARE (2.9%)
          91,337        CA, Inc.                                                             2,493
       2,329,408        Microsoft Corp. (f)                                                103,099
         947,196        Oracle Corp.                                                        34,213
          53,266        Red Hat, Inc. *                                                      3,829
         199,322        Symantec Corp.                                                       3,881
                                                                                       -----------
                                                                                           147,515
                                                                                       -----------
                        TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS (4.5%)
       1,660,894        Apple, Inc. (f)                                                    183,197
         560,594        EMC Corp.                                                           13,544
         526,103        Hewlett-Packard Co.                                                 13,473
          87,382        NetApp, Inc.                                                         2,587
          59,546        SanDisk Corp.                                                        3,235
          87,974        Seagate Technology plc                                               3,941
          67,107        Western Digital Corp.                                                5,331
                                                                                       -----------
                                                                                           225,308
                                                                                       -----------
                        Total Information Technology                                     1,005,635
                                                                                       -----------
                        MATERIALS (2.8%)
                        ----------------
                        ALUMINUM (0.0%)
         380,603        Alcoa, Inc.                                                          3,677
                                                                                       -----------
                        COMMODITY CHEMICALS (0.2%)
         108,548        LyondellBasell Industries N.V. "A"                                   9,049
                                                                                       -----------
                        CONSTRUCTION MATERIALS (0.1%)
          19,505        Martin Marietta Materials, Inc.                                      2,964
          38,834        Vulcan Materials Co.                                                 3,464
                                                                                       -----------
                                                                                             6,428
                                                                                       -----------
                        DIVERSIFIED CHEMICALS (0.6%)
         337,292        Dow Chemical Co.                                                    14,301
         263,695        E.I. du Pont de Nemours & Co.                                       12,710
          43,246        Eastman Chemical Co.                                                 2,799
                                                                                       -----------
                                                                                            29,810
                                                                                       -----------
                        DIVERSIFIED METALS & MINING (0.1%)
         331,125        Freeport-McMoRan, Inc.                                               3,209
                                                                                       -----------

PORTFOLIO OF INVESTMENTS (continued)                                          11
USAA S&P 500 INDEX FUND
September 30, 2015 (unaudited)

Number of Shares                              Security                          Market Value (000)
----------------                              --------                          ------------------
                        FERTILIZERS & AGRICULTURAL CHEMICALS (0.4%)
          67,827        CF Industries Holdings, Inc.                                   $     3,046
          39,079        FMC Corp.                                                            1,325
         136,258        Monsanto Co.                                                        11,628
          98,194        Mosaic Co.                                                           3,055
                                                                                       -----------
                                                                                            19,054
                                                                                       -----------
                        GOLD (0.0%)
         153,637        Newmont Mining Corp.                                                 2,469
                                                                                       -----------
                        INDUSTRIAL GASES (0.3%)
          56,376        Air Products and Chemicals, Inc.                                     7,192
          19,452        Airgas, Inc.                                                         1,738
          83,413        Praxair, Inc.                                                        8,496
                                                                                       -----------
                                                                                            17,426
                                                                                       -----------
                        METAL & GLASS CONTAINERS (0.1%)
          40,239        Ball Corp.                                                           2,503
          47,330        Owens-Illinois, Inc. *                                                 980
                                                                                       -----------
                                                                                             3,483
                                                                                       -----------
                        PAPER PACKAGING (0.2%)
          26,687        Avery Dennison Corp.                                                 1,510
          59,861        Sealed Air Corp.                                                     2,806
          76,246        WestRock Co.                                                         3,922
                                                                                       -----------
                                                                                             8,238
                                                                                       -----------
                        PAPER PRODUCTS (0.1%)
         121,655        International Paper Co.                                              4,597
                                                                                       -----------
                        SPECIALTY CHEMICALS (0.6%)
          77,339        Ecolab, Inc.                                                         8,486
          23,494        International Flavors & Fragrances, Inc.                             2,426
          78,995        PPG Industries, Inc.                                                 6,927
          23,018        Sherwin-Williams Co.                                                 5,128
          34,834        Sigma-Aldrich Corp.                                                  4,839
                                                                                       -----------
                                                                                            27,806
                                                                                       -----------
                        STEEL (0.1%)
          93,434        Nucor Corp.                                                          3,508
                                                                                       -----------
                        Total Materials                                                    138,754
                                                                                       -----------
                        TELECOMMUNICATION SERVICES (2.4%)
                        ---------------------------------
                        ALTERNATIVE CARRIERS (0.1%)
          84,000        Level 3 Communications, Inc. *                                       3,670
                                                                                       -----------
                        INTEGRATED TELECOMMUNICATION SERVICES (2.3%)
       1,791,538        AT&T, Inc. (f)                                                      58,368
         163,678        CenturyLink, Inc.                                                    4,112
         339,634        Frontier Communications Corp.                                        1,613
       1,184,256        Verizon Communications, Inc. (f)                                    51,527
                                                                                       -----------
                                                                                           115,620
                                                                                       -----------
                        Total Telecommunication Services                                   119,290
                                                                                       -----------
                        UTILITIES (3.1%)
                        ----------------
                        ELECTRIC UTILITIES (1.8%)
         142,865        American Electric Power Co., Inc.                                    8,123
         200,360        Duke Energy Corp.                                                   14,414
          95,123        Edison International                                                 5,999
          52,203        Entergy Corp.                                                        3,398
          92,236        Eversource Energy                                                    4,669
         251,146        Exelon Corp.                                                         7,459
         123,478        FirstEnergy Corp.                                                    3,866
         133,978        NextEra Energy, Inc.                                                13,070
          74,373        Pepco Holdings, Inc.                                                 1,801
          32,489        Pinnacle West Capital Corp.                                          2,084
         194,880        PPL Corp.                                                            6,410
         264,762        Southern Co.                                                        11,835
         147,297        Xcel Energy, Inc.                                                    5,216
                                                                                       -----------
                                                                                            88,344
                                                                                       -----------
                        GAS UTILITIES (0.0%)
          34,871        AGL Resources, Inc.                                                  2,129
                                                                                       -----------
                        INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.1%)
         198,038        AES Corp.                                                            1,939
          96,158        NRG Energy, Inc.                                                     1,428
                                                                                       -----------
                                                                                             3,367
                                                                                       -----------

PORTFOLIO OF INVESTMENTS (continued)                                          12
USAA S&P 500 INDEX FUND
September 30, 2015 (unaudited)

Number of Shares                              Security                          Market Value (000)
----------------                              --------                          ------------------
                        MULTI-UTILITIES (1.2%)
          70,397        Ameren Corp.                                                   $     2,976
         124,514        CenterPoint Energy, Inc.                                             2,246
          80,736        CMS Energy Corp.                                                     2,852
          85,483        Consolidated Edison, Inc.                                            5,715
         173,005        Dominion Resources, Inc.                                            12,176
          52,297        DTE Energy Co.                                                       4,203
          91,800        NiSource, Inc.                                                       1,703
         142,415        PG&E Corp.                                                           7,519
         147,680        Public Service Enterprise Group, Inc.                                6,226
          41,807        SCANA Corp.                                                          2,352
          68,582        Sempra Energy                                                        6,633
          68,395        TECO Energy, Inc.                                                    1,796
          92,013        WEC Energy Group, Inc.                                               4,805
                                                                                       -----------
                                                                                            61,202
                                                                                       -----------
                        Total Utilities                                                    155,042
                                                                                       -----------
                        Total Common Stocks (cost: $3,105,986)                           4,926,871
                                                                                       -----------
                        MONEY MARKET INSTRUMENTS (2.0%)

                        MONEY MARKET FUND (1.8%)
                        ------------------------
      92,749,856        Northern Institutional Funds - Diversified Assets
                          Portfolio, 0.01% (a),(d)                                          92,750
                                                                                       -----------

PRINCIPAL
AMOUNT
(000)
----------------
                        U.S. TREASURY BILLS (0.2%)
                        --------------------------
$         11,020        0.04%, 10/8/15(b),(e)                                               11,020
             600        0.00%, 10/22/15(g),(e)                                                 600
             500        0.01%, 11/5/15(b),(e)                                                  500
             435        0.04%, 12/3/15(b),(e)                                                  435
                                                                                       -----------
                                                                                            12,555
                                                                                       -----------
                        Total Money Market Instruments (cost: $105,305)                    105,305
                                                                                       -----------

                        TOTAL INVESTMENTS (COST: $3,211,291)                           $ 5,032,176
                                                                                       ===========

PORTFOLIO OF INVESTMENTS (CONTINUED)                                          13
USAA S&P 500 INDEX FUND
SEPTEMBER 30, 2015 (UNAUDITED)
($ IN 000s)

                                                 VALUATION HIERARCHY
                                                 -------------------
                                   (LEVEL 1)           (LEVEL 2)           (LEVEL 3)
                                 Quoted Prices           Other            Significant
                                   in Active          Significant        Unobservable
                                    Markets            Observable           Inputs
                                 for Identical          Inputs
ASSETS:                             Assets                                                     Total
----------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                  $   4,926,871        $         -        $          -    $ 4,926,871
Money Market Instruments:
  Money Market Fund                     92,750                  -                   -         92,750
  U.S. Treasury Bills                      435             12,120                   -         12,555
----------------------------------------------------------------------------------------------------
Total                            $   5,020,056        $    12,120        $          -    $ 5,032,176
----------------------------------------------------------------------------------------------------

LIABILITY:
----------------------------------------------------------------------------------------------------
Other financial instruments(1)          (1,943)                 -                   -         (1,943)
----------------------------------------------------------------------------------------------------

(1)Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the investment.

For the period of January 1, 2015, through September 30, 2015, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

September 30, 2015 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 54 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the USAA S&P 500 Index Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund consists of two classes of shares: Member Shares and Reward Shares. Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agency fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

================================================================================

14  | USAA S&P 500 Index Fund

================================================================================

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

2. Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their net asset value (NAV) at the end of each business day.

3. Futures are valued at the last sale price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the last sale price on the prior trading date if it is within the spread between the closing bid and asked prices closest to the last reported sale price.

4. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

6. Repurchase agreements are valued at cost.

7. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is

================================================================================

15  | USAA S&P 500 Index Fund

================================================================================

based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes. Level 2 securities include certain U.S. Treasury Bills, which are valued based on methods discussed in Note A4.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES - The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, and options on futures contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange-listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the trade. The Fund's derivative agreements held at September 30, 2015, did not include master netting provisions.

FUTURES CONTRACTS - The Fund is subject to cash flow and tracking error risk in the normal course of pursuing its investment objectives. The Fund may use stock index futures contracts in an attempt to reduce any performance discrepancies between the Fund and the S&P 500 Index. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

D. As of September 30, 2015, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the Portfolio of Investments. Gross unrealized

================================================================================

                                         Notes to Portfolio of Investments |  16

================================================================================

appreciation and depreciation of investments as of September 30, 2015, were $2,034,305,000 and $213,420,000, respectively, resulting in net unrealized appreciation of $1,820,885,000.

E. The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $5,039,839,000 at September 30, 2015, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

REIT    Real estate investment trust

SPECIFIC NOTES

(a) Rate represents the money market fund annualized seven-day yield at September 30, 2015.

(b) Rate represents an annualized yield at time of purchase, not a coupon rate.

(c) Northern Trust Corp. is the parent to Northern Trust Investments, Inc.
(NTI), which is the subadviser of the Fund.

(d) NTI is both the subadviser of the Fund and the adviser of the Northern Institutional Funds.

(e) Securities with a value of $12,555,000 are segregated as collateral for initial margin requirements on open futures contracts.

(f) Security, or a portion thereof, is segregated to cover the value of open futures contracts at September 30, 2015.

(g) Rate represents an annualized yield at time of purchase, not a coupon rate. The annualized yield at September 30, 2015 was zero.

                                                                       CONTRACT     UNREALIZED
TYPE OF FUTURE          EXPIRATION          CONTRACTS   POSITION         VALUE      DEPRECIATION
--------------------------------------------------------------------------------------------------
E-mini S&P 500 Index    December 18, 2015       1,178     Long      $112,422,000    $(1,943,000)
Futures

* Non-income-producing security.

================================================================================

17  | USAA S&P 500 Index Fund

[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
3RD QUARTER

USAA TOTAL RETURN STRATEGY FUND(R)
SEPTEMBER 30, 2015

                                                                      (Form N-Q)

48705-1115                                   (C)2015, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA TOTAL RETURN STRATEGY FUND
September 30, 2015 (unaudited)

                                                                                            MARKET
NUMBER                                                                                       VALUE
OF SHARES     SECURITY                                                                       (000)
--------------------------------------------------------------------------------------------------
              EQUITY SECURITIES (87.2%)

              COMMON STOCKS (21.9%)

              CONSUMER DISCRETIONARY (6.1%)
              -----------------------------
              APPAREL RETAIL (0.1%)
      1,100   Foot Locker, Inc.(a)                                                     $        79
                                                                                       -----------
              APPAREL, ACCESSORIES & LUXURY GOODS (1.9%)
     27,000   Burberry Group plc ADR                                                           557
        500   Carter's, Inc.(a)                                                                 45
     54,000   Cie Financiere Richemont S.A. ADR                                                419
     23,000   Kering ADR                                                                       373
     16,000   LVMH Moet Hennessy Louis Vuitton S.A. ADR                                        544
     18,000   Swatch Group AG ADR                                                              333
                                                                                       -----------
                                                                                             2,271
                                                                                       -----------
              AUTOMOBILE MANUFACTURERS (1.0%)
     19,500   BMW AG ADR                                                                       574
      7,500   Daimler AG ADR                                                                   547
                                                                                       -----------
                                                                                             1,121
                                                                                       -----------
              AUTOMOTIVE RETAIL (0.1%)
        400   Advance Auto Parts, Inc.(a)                                                       76
        800   Murphy USA, Inc.*(a)                                                              44
                                                                                       -----------
                                                                                               120
                                                                                       -----------
              CABLE & SATELLITE (0.1%)
        700   AMC Networks, Inc. "A"*(a)                                                        51
                                                                                       -----------
              CASINOS & GAMING (0.5%)
     16,296   Las Vegas Sands Corp.                                                            619
                                                                                       -----------
              FOOTWEAR (0.0%)
        300   Deckers Outdoor Corp.*(a)                                                         17
                                                                                       -----------
              GENERAL MERCHANDISE STORES (0.0%)
        500   Big Lots, Inc.(a)                                                                 24
                                                                                       -----------
              HOMEBUILDING (0.0%)
      1,400   Toll Brothers, Inc.*(a)                                                           48
                                                                                       -----------
              HOMEFURNISHING RETAIL (0.0%)
        500   Williams-Sonoma, Inc.(a)                                                          38
                                                                                       -----------
              HOTELS, RESORTS & CRUISE LINES (2.0%)
     28,000   Hilton Worldwide Holdings, Inc.                                                  642
     30,500   Norwegian Cruise Line Holdings Ltd.*(a)                                        1,748
                                                                                       -----------
                                                                                             2,390
                                                                                       -----------
              HOUSEWARES & SPECIALTIES (0.0%)
        600   Jarden Corp.*(a)                                                                  29
                                                                                       -----------

================================================================================

1  | USAA Total Return Strategy Fund

================================================================================

                                                                                            MARKET
NUMBER                                                                                       VALUE
OF SHARES     SECURITY                                                                       (000)
--------------------------------------------------------------------------------------------------
              LEISURE PRODUCTS (0.1%)
      1,000   Brunswick Corp.(a)                                                       $        48
        400   Polaris Industries, Inc.(a)                                                       48
                                                                                       -----------
                                                                                                96
                                                                                       -----------
              MOVIES & ENTERTAINMENT (0.0%)
      1,200   Cinemark Holdings, Inc.(a)                                                        39
                                                                                       -----------
              PUBLISHING (0.0%)
        700   Meredith Corp.(a)                                                                 30
                                                                                       -----------
              RESTAURANTS (0.1%)
      1,000   Brinker International, Inc.(a)                                                    53
                                                                                       -----------
              SPECIALIZED CONSUMER SERVICES (0.1%)
      1,900   Service Corp. International(a)                                                    51
                                                                                       -----------
              SPECIALTY STORES (0.1%)
        900   Dick's Sporting Goods, Inc.(a)                                                    44
        300   Signet Jewelers Ltd.(a)                                                           41
                                                                                       -----------
                                                                                                85
                                                                                       -----------
              Total Consumer Discretionary                                                   7,161
                                                                                       -----------

              CONSUMER STAPLES (0.2%)
              -----------------------
              AGRICULTURAL PRODUCTS (0.2%)
      2,200   Ingredion, Inc.(a)                                                               192
                                                                                       -----------
              HOUSEHOLD PRODUCTS (0.0%)
        300   Energizer Holdings, Inc.(a)                                                       12
                                                                                       -----------
              PERSONAL PRODUCTS (0.0%)
        300   Edgewell Personal Care Co.(a)                                                     24
                                                                                       -----------
              Total Consumer Staples                                                           228
                                                                                       -----------

              ENERGY (0.1%)
              -------------
              OIL & GAS EQUIPMENT & SERVICES (0.1%)
      1,000   Oceaneering International, Inc.(a)                                                39
        800   Oil States International, Inc.*(a)                                                21
      1,800   Superior Energy Services, Inc.(a)                                                 23
                                                                                       -----------
                                                                                                83
                                                                                       -----------
              OIL & GAS EXPLORATION & PRODUCTION (0.0%)
      1,280   California Resources Corp.(a)                                                      3
                                                                                       -----------
              OIL & GAS REFINING & MARKETING (0.0%)
      1,100   HollyFrontier Corp.(a)                                                            54
                                                                                       -----------
              Total Energy                                                                     140
                                                                                       -----------

              FINANCIALS (2.8%)
              -----------------
              ASSET MANAGEMENT & CUSTODY BANKS (0.0%)
      1,500   Waddell & Reed Financial, Inc. "A"(a)                                             52
                                                                                       -----------
              CONSUMER FINANCE (0.0%)
      4,000   SLM Corp.*(a)                                                                     30
                                                                                       -----------
              DIVERSIFIED CAPITAL MARKETS (1.2%)
     50,000   Deutsche Bank AG(a)                                                            1,348
                                                                                       -----------
              INVESTMENT BANKING & BROKERAGE (0.7%)
     25,900   Charles Schwab Corp.                                                             740
      1,100   Raymond James Financial, Inc.(a)                                                  54
                                                                                       -----------
                                                                                               794
                                                                                       -----------

================================================================================

                                                   Portfolio of Investments |  2

================================================================================

                                                                                            MARKET
NUMBER                                                                                       VALUE
OF SHARES     SECURITY                                                                       (000)
--------------------------------------------------------------------------------------------------
              PROPERTY & CASUALTY INSURANCE (0.2%)
      1,400   Aspen Insurance Holdings Ltd.(a)                                         $        65
        700   Hanover Insurance Group, Inc.(a)                                                  55
      1,400   W.R. Berkley Corp.(a)                                                             76
                                                                                       -----------
                                                                                               196
                                                                                       -----------
              REAL ESTATE SERVICES (0.0%)
        300   Jones Lang LaSalle, Inc.(a)                                                       43
                                                                                       -----------
              REGIONAL BANKS (0.2%)
      3,000   Associated Banc-Corp.(a)                                                          54
      1,600   Cathay General Bancorp(a)                                                         48
      1,400   East West Bancorp, Inc.(a)                                                        54
      3,700   First Horizon National Corp.(a)                                                   53
        700   Prosperity Bancshares, Inc.(a)                                                    34
        300   Signature Bank*(a)                                                                41
                                                                                       -----------
                                                                                               284
                                                                                       -----------
              REINSURANCE (0.2%)
        100   Alleghany Corp.*(a)                                                               47
        500   Everest Re Group Ltd.(a)                                                          87
        900   Reinsurance Group of America, Inc.(a)                                             81
                                                                                       -----------
                                                                                               215
                                                                                       -----------
              REITs - DIVERSIFIED (0.0%)
      1,300   Liberty Property Trust, Inc.(a)                                                   41
                                                                                       -----------
              REITs - OFFICE (0.1%)
        700   Alexandria Real Estate Equities, Inc.(a)                                          59
                                                                                       -----------
              REITs - RESIDENTIAL (0.1%)
        600   Camden Property Trust(a)                                                          44
      2,100   UDR, Inc.(a)                                                                      73
                                                                                       -----------
                                                                                               117
                                                                                       -----------
              REITs - RETAIL (0.1%)
      1,000   Federal Realty Investment Trust(a)                                               136
                                                                                       -----------
              Total Financials                                                               3,315
                                                                                       -----------

              HEALTH CARE (0.3%)
              ------------------
              BIOTECHNOLOGY (0.0%)
        300   United Therapeutics Corp.*(a)                                                     39
                                                                                       -----------
              HEALTH CARE EQUIPMENT (0.1%)
      1,800   Hologic, Inc.*(a)                                                                 70
                                                                                       -----------
              HEALTH CARE FACILITIES (0.1%)
        700   Community Health Systems, Inc.*(a)                                                30
        600   LifePoint Hospitals, Inc.*(a)                                                     43
                                                                                       -----------
                                                                                                73
                                                                                       -----------
              HEALTH CARE SERVICES (0.0%)
        400   MEDNAX, Inc.*(a)                                                                  31
                                                                                       -----------
              LIFE SCIENCES TOOLS & SERVICES (0.1%)
        500   Charles River Laboratories International, Inc.*(a)                                32
        200   Mettler-Toledo International, Inc.*(a)                                            57
                                                                                       -----------
                                                                                                89
                                                                                       -----------
              MANAGED HEALTH CARE (0.0%)
        700   Health Net, Inc.*(a)                                                              42
                                                                                       -----------
              Total Health Care                                                                344
                                                                                       -----------

================================================================================

3  | USAA Total Return Strategy Fund

================================================================================

                                                                                            MARKET
NUMBER                                                                                       VALUE
OF SHARES     SECURITY                                                                       (000)
--------------------------------------------------------------------------------------------------
              INDUSTRIALS (2.3%)
              ------------------
              AEROSPACE & DEFENSE (0.1%)
        300   Esterline Technologies Corp.*(a)                                         $        21
        500   Huntington Ingalls Industries, Inc.(a)                                            54
        700   Orbital ATK, Inc.(a)                                                              50
        400   Triumph Group, Inc.(a)                                                            17
                                                                                       -----------
                                                                                               142
                                                                                       -----------
              AIRLINES (0.9%)
      1,300   Alaska Air Group, Inc.(a)                                                        103
      1,500   JetBlue Airways Corp.*(a)                                                         39
     17,800   United Continental Holdings, Inc.*                                               944
                                                                                       -----------
                                                                                             1,086
                                                                                       -----------
              COMMERCIAL PRINTING (0.1%)
      1,300   Deluxe Corp.(a)                                                                   72
      3,500   R.R. Donnelley & Sons Co.(a)                                                      51
                                                                                       -----------
                                                                                               123
                                                                                       -----------
              CONSTRUCTION & ENGINEERING (0.0%)
      1,300   AECOM Technology Corp.*(a)                                                        36
                                                                                       -----------
              CONSTRUCTION MACHINERY & HEAVY TRUCKS (0.1%)
        900   Trinity Industries, Inc.(a)                                                       20
        700   Wabtec Corp.(a)                                                                   62
                                                                                       -----------
                                                                                                82
                                                                                       -----------
              HUMAN RESOURCE & EMPLOYMENT SERVICES (0.1%)
        600   ManpowerGroup, Inc.(a)                                                            49
        400   Towers Watson & Co. "A"(a)                                                        47
                                                                                       -----------
                                                                                                96
                                                                                       -----------
              INDUSTRIAL MACHINERY (0.1%)
        800   IDEX Corp.(a)                                                                     57
        400   Lincoln Electric Holdings, Inc.(a)                                                21
        900   SPX Corp.(a)                                                                      11
        900   SPX Flow, Inc.*(a)                                                                31
                                                                                       -----------
                                                                                               120
                                                                                       -----------
              RAILROADS (0.8%)
      6,100   Canadian Pacific Railway Ltd.                                                    876
                                                                                       -----------
              RESEARCH & CONSULTING SERVICES (0.1%)
      1,000   FTI Consulting, Inc.*(a)                                                          42
                                                                                       -----------
              TRADING COMPANIES & DISTRIBUTORS (0.0%)
        700   GATX Corp.(a)                                                                     31
                                                                                       -----------
              TRUCKING (0.0%)
      1,400   Werner Enterprises, Inc.(a)                                                       35
                                                                                       -----------
              Total Industrials                                                              2,669
                                                                                       -----------

              INFORMATION TECHNOLOGY (4.7%)
              -----------------------------
              APPLICATION SOFTWARE (0.2%)
        700   ANSYS, Inc.*(a)                                                                   62
      2,900   Cadence Design Systems, Inc.*(a)                                                  60
      2,600   Synopsys, Inc.*(a)                                                               120
                                                                                       -----------
                                                                                               242
                                                                                       -----------
              COMMUNICATIONS EQUIPMENT (1.0%)
      1,000   ARRIS Group, Inc.*(a)                                                             26
        800   InterDigital, Inc.(a)                                                             40
     42,700   Juniper Networks, Inc.                                                         1,098

================================================================================

                                                   Portfolio of Investments |  4

================================================================================

                                                                                            MARKET
NUMBER                                                                                       VALUE
OF SHARES     SECURITY                                                                       (000)
--------------------------------------------------------------------------------------------------
      3,800   Polycom, Inc.*(a)                                                        $        40
                                                                                       -----------
                                                                                             1,204
                                                                                       -----------
              DATA PROCESSING & OUTSOURCED SERVICES (0.2%)
      1,000   Broadridge Financial Solutions, Inc.(a)                                           55
      3,000   Convergys Corp.(a)                                                                69
        700   DST Systems, Inc.(a)                                                              74
                                                                                       -----------
                                                                                               198
                                                                                       -----------
              ELECTRONIC MANUFACTURING SERVICES (0.1%)
      2,600   Jabil Circuit, Inc.(a)                                                            58
                                                                                       -----------
              INTERNET SOFTWARE & SERVICES (0.9%)
     11,900   Facebook, Inc. "A"*                                                            1,070
                                                                                       -----------
              IT CONSULTING & OTHER SERVICES (0.0%)
        600   Science Applications International Corp.(a)                                       24
                                                                                       -----------
              SEMICONDUCTORS (1.3%)
      1,100   Integrated Device Technology, Inc.*(a)                                            22
     16,950   NXP Semiconductors N.V.*                                                       1,476
      1,900   Semtech Corp.*(a)                                                                 29
                                                                                       -----------
                                                                                             1,527
                                                                                       -----------
              TECHNOLOGY DISTRIBUTORS (0.1%)
      1,000   Arrow Electronics, Inc.*(a)                                                       55
      1,400   Avnet, Inc.(a)                                                                    60
        800   Tech Data Corp.*(a)                                                               55
                                                                                       -----------
                                                                                               170
                                                                                       -----------
              TECHNOLOGY HARDWARE, STORAGE, & PERIPHERALS (0.9%)
      1,200   Lexmark International, Inc. "A"(a)                                                35
      1,300   NCR Corp.*(a)                                                                     29
      2,000   Samsung Electronics Co. Ltd. GDR(a)                                              945
                                                                                       -----------
                                                                                             1,009
                                                                                       -----------
              Total Information Technology                                                   5,502
                                                                                       -----------

              MATERIALS (5.1%)
              ----------------
              DIVERSIFIED METALS & MINING (1.0%)
    125,000   Freeport-McMoRan, Inc.(a)                                                      1,211
                                                                                       -----------
              PAPER PACKAGING (0.1%)
        700   Packaging Corp. of America(a)                                                     42
        316   WestRock Co.(a)                                                                   16
                                                                                       -----------
                                                                                                58
                                                                                       -----------
              PAPER PRODUCTS (0.0%)
        900   Domtar Corp.(a)                                                                   32
                                                                                       -----------
              PRECIOUS METALS & MINERALS (3.8%)
     17,500   Agnico-Eagle Mines Ltd.(a)                                                       443
     20,000   AngloGold Ashanti Ltd. ADR*                                                      164
    100,000   B2Gold Corp.*(a)                                                                 106
     20,000   Barrick Gold Corp.(a)                                                            127
     60,000   Centerra Gold, Inc.(a)                                                           339
     56,000   Compania de Minas Buenaventura S.A. ADR                                          334
    100,000   Dundee Precious Metals, Inc.*(a)                                                 163
     85,000   Eldorado Gold Corp.(a)                                                           274
     25,000   Goldcorp, Inc.(a)                                                                313
    105,000   Kinross Gold Corp.*(a)                                                           181
     75,000   New Gold, Inc.*(a)                                                               170
     20,000   Newmont Mining Corp.(a)                                                          321
     26,000   Pan American Silver Corp.(a)                                                     165
      7,000   Randgold Resources Ltd. ADR                                                      414
      8,500   Royal Gold, Inc.(a)                                                              399

================================================================================

5  | USAA Total Return Strategy Fund

================================================================================

                                                                                            MARKET
NUMBER                                                                                       VALUE
OF SHARES     SECURITY                                                                       (000)
--------------------------------------------------------------------------------------------------
     24,000   Silver Wheaton Corp.(a)                                                  $       288
     28,000   Tahoe Resources, Inc.(a)                                                         217
                                                                                       -----------
                                                                                             4,418
                                                                                       -----------
              SPECIALTY CHEMICALS (0.1%)
        800   Albemarle Corp.(a)                                                                35
        500   Ashland, Inc.(a)                                                                  51
        600   Sensient Technologies Corp.(a)                                                    37
                                                                                       -----------
                                                                                               123
                                                                                       -----------
              STEEL (0.1%)
      1,300   Reliance Steel & Aluminum Co.(a)                                                  70
      2,400   Steel Dynamics, Inc.(a)                                                           42
                                                                                       -----------
                                                                                               112
                                                                                       -----------
              Total Materials                                                                5,954
                                                                                       -----------

              UTILITIES (0.3%)
              ----------------
              ELECTRIC UTILITIES (0.1%)
      1,700   Westar Energy, Inc.(b)                                                            65
                                                                                       -----------
              GAS UTILITIES (0.1%)
      4,100   UGI Corp.(a)                                                                     143
                                                                                       -----------
              MULTI-UTILITIES (0.1%)
      1,800   Alliant Energy Corp.(a)                                                          105
                                                                                       -----------
              Total Utilities                                                                  313
                                                                                       -----------
              Total Common Stocks (cost: $28,764)                                           25,626
                                                                                       -----------

              EXCHANGE-TRADED FUNDS (35.4%)
    200,000   iShares Currency Hedged MSCI Germany ETF                                       4,538
    400,000   iShares Gold Trust*                                                            4,312
    540,000   iShares MSCI Italy Capped ETF                                                  7,733
    160,000   Market Vectors Gold Miners ETF                                                 2,198
    470,000   PowerShares FTSE RAFI Emerging Markets Portfolio                               6,773
     40,000   SPDR Gold Shares*                                                              4,275
     90,000   Vanguard FTSE Europe ETF                                                       4,426
     26,000   Vanguard REIT ETF                                                              1,964
    170,000   WisdomTree India Earnings Fund                                                 3,387
     40,000   WisdomTree Japan Hedged Equity Fund                                            1,946
                                                                                       -----------
              Total Exchange-Traded Funds (cost: $49,330)                                   41,552
                                                                                       -----------

              FIXED-INCOME EXCHANGE-TRADED FUNDS (29.9%)
    125,000   iShares 20+ Year Treasury Bond ETF                                            15,443
    157,000   iShares TIPS Bond ETF                                                         17,378
     19,100   Vanguard Extended Duration Treasury ETF                                        2,268
                                                                                       -----------
              Total Fixed-Income Exchange-Traded Funds (cost: $35,362)                      35,089
                                                                                       -----------
              Total Equity Securities (cost: $113,456)                                     102,267
                                                                                       -----------

================================================================================

                                                   Portfolio of Investments |  6

================================================================================

PRINCIPAL                                                                                   MARKET
AMOUNT                                                        COUPON                         VALUE
(000)(c)      SECURITY                                          RATE         MATURITY        (000)
--------------------------------------------------------------------------------------------------
              BONDS (1.4%)

              CORPORATE OBLIGATIONS (0.6%)

              MATERIALS (0.6%)
              ----------------
              GOLD (0.6%)
CAD   7,000   Allied Nevada Gold Corp. (d),(e)                  8.75%        6/01/2019   $     318
   $     65   Allied Nevada Gold Corp., DIP (f),(g),(h)           -- (i)     3/10/2016          65
        333   Allied Nevada Gold Corp., DIP (f),(j),(k)        12.00         3/10/2016         341
                                                                                         ---------
                                                                                               724
                                                                                         ---------
              Total Materials                                                                  724
                                                                                         ---------
              Total Corporate Obligations (cost: $2,733)                                       724
                                                                                         ---------

              EURODOLLAR AND YANKEE OBLIGATIONS (0.8%)

              MATERIALS (0.8%)
      1,000   St. Barbara Ltd. (a),(d) (cost: $819)             8.88         4/15/2018         930
                                                                                         ---------
              Total Bonds (cost: $3,552)                                                     1,654
                                                                                         ---------

NUMBER
OF SHARES
--------------------------------------------------------------------------------------------------
              MONEY MARKET INSTRUMENTS (10.2%)

              MONEY MARKET FUNDS (10.2%)
              State Street Institutional Liquid Reserves Fund Premier Class, 0.13% (l)
 11,943,703   (cost: $11,944)                                                               11,944
                                                                                         ---------

              TOTAL INVESTMENTS (COST: $128,952)                                         $ 115,865
                                                                                         =========

NUMBER
OF
CONTRACTS
--------------------------------------------------------------------------------------------------
              PURCHASED OPTIONS (1.1%)
      4,000   Call - iShares MSCI Emerging Markets ETF expiring January 20, 2017 at 50          30
      7,000   Call - iShares MSCI Germany ETF expiring January 15, 2016 at 34                   17
      4,000   Call - Market Vectors Gold Miners ETF expiring January 20, 2017 at 26            246
      2,000   Put - iShares MSCI EAFE ETF expiring November 20, 2015 at 51                      92
      2,000   Put - iShares MSCI Emerging Markets ETF expiring November 20, 2015 at 30         123
         30   Put - Russell 2000 Index expiring November 20, 2015 at 1100                      119
         25   Put - Russell 2000 Index expiring November 20, 2015 at 1140                      150
         45   Put - S&P 500 Index expiring October 30, 2015 at 2000                            448
      3,000   Put - United States Oil Fund LP expiring January 15, 2016 at 11                   63
                                                                                         ---------

              TOTAL PURCHASED OPTIONS (COST: $1,463)                                     $   1,288
                                                                                         =========

================================================================================

7  | USAA Total Return Strategy Fund

================================================================================

NUMBER                                                                                      MARKET
OF                                                                                           VALUE
CONTRACTS     SECURITY                                                                       (000)
--------------------------------------------------------------------------------------------------
              WRITTEN OPTIONS (0.0%)
    (2,000)   Put - iShares MSCI Emerging Markets ETF expiring November 20, 2015 at 27   $     (51)
                                                                                         ---------

              TOTAL WRITTEN OPTIONS (PREMIUMS RECEIVED: $52)                             $     (51)
                                                                                         =========

                                                                                      UNREALIZED
                                                                                     APPRECIATION/
                                                   EXPIRATION     CONTRACT          (DEPRECIATION)
 LONG/(SHORT)                                         DATE       VALUE (000)             (000)
--------------------------------------------------------------------------------------------------
              FUTURES (10.9%)(m)
       (20)   Euro Currency                        12/14/2015        (2,795)                     8
       (20)   Euro-OAT (French Government Bond)    12/08/2015        (3,389)                   (74)
       (60)   Russell 2000 Mini                    12/18/2015        (6,575)                   307
                                                                -----------         --------------
              TOTAL FUTURES                                     $   (12,759)        $          241
                                                                ===========         ==============

($ IN 000s)                                              VALUATION HIERARCHY
                                                         -------------------
                                           (LEVEL 1)        (LEVEL 2)      (LEVEL 3)
                                         QUOTED PRICES        OTHER       SIGNIFICANT
                                           IN ACTIVE       SIGNIFICANT    UNOBSERVABLE
                                            MARKETS         OBSERVABLE       INPUTS
                                         FOR IDENTICAL        INPUTS
ASSETS                                      ASSETS                                           TOTAL
--------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                           $    25,626       $      --      $       --   $   25,626
  Exchange-Traded Funds                        41,552              --              --       41,552
  Fixed-Income Exchange-Traded Funds           35,089              --              --       35,089
Bonds:
  Corporate Obligations                            --             318             406          724
  Eurodollar and Yankee Obligations                --             930              --          930
Money Market Instruments:
  Money Market Funds                           11,944              --              --       11,944
Purchased Options                               1,288              --              --        1,288
Futures(1)                                        315              --              --          315
--------------------------------------------------------------------------------------------------
Total                                     $   115,814       $   1,248      $      406   $  117,468
--------------------------------------------------------------------------------------------------

                                           (LEVEL 1)        (LEVEL 2)      (LEVEL 3)
                                         QUOTED PRICES        OTHER       SIGNIFICANT
                                           IN ACTIVE       SIGNIFICANT    UNOBSERVABLE
                                            MARKETS         OBSERVABLE       INPUTS
                                         FOR IDENTICAL        INPUTS
LIABILITIES                               LIABILITIES                                        TOTAL
--------------------------------------------------------------------------------------------------
Written Options                           $       (51)      $      --      $       --   $      (51)
Futures(1)                                        (74)             --              --          (74)
--------------------------------------------------------------------------------------------------
Total                                     $      (125)      $      --      $       --   $     (125)
--------------------------------------------------------------------------------------------------

(1)Futures are valued at the unrealized appreciation/depreciation on the investment.

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

Reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                          CORPORATE OBLIGATIONS
--------------------------------------------------------------------------------
 Balance as of December 31, 2014                                       $      -
 Purchases                                                                  394
 Sales                                                                        -
 Transfers into Level 3                                                       -
 Transfers out of Level 3                                                     -
 Net realized gain (loss) on investments                                      -
 Change in net unrealized appreciation/(depreciation) of
 investments                                                                 12
--------------------------------------------------------------------------------
 Balance as of September 30, 2015                                          $406
--------------------------------------------------------------------------------

For the period of January 1, 2015, through September 30, 2015, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

9  | USAA Total Return Strategy Fund

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

September 30, 2015 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 54 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the USAA Total Return Strategy Fund (the
Fund), which is classified as diversified under the 1940 Act.

The Fund consists of two classes of shares: Total Return Strategy Fund Shares (Fund Shares) and Total Return Strategy Fund Institutional Shares (Institutional Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA Fund participating in a fund-of-funds investment strategy (USAA fund-of-funds).

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund.

================================================================================

10  | USAA Total Return Strategy Fund

================================================================================

Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs) and equity securities sold short, except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager will monitor for events that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

6. Repurchase agreements are valued at cost.

================================================================================

11  | USAA Total Return Strategy Fund

================================================================================

7. Futures are valued at the last sale price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the last sale price on the prior trading date if it is within the spread between the closing bid and asked prices closest to the last reported sale price.

8. Options are valued by a pricing service at the National Best Bid/Offer (NBBO) composite price, which is derived from the best available bid and asked prices in all participating options exchanges determined to most closely reflect market value of the options at the time of computation of the Fund's NAV.

9. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes. Level 2 securities include certain bonds, which are valued based on methods discussed in Note A5.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

================================================================================

                                         Notes to Portfolio of Investments |  12

================================================================================

For the securities valued using significant unobservable inputs, market quotations were not available from the pricing services. As such, the securities were valued in good faith using methods determined by the Manager, under valuation procedures approved by the Board. The valuation of some securities falling in the Level 3 category are primarily supported by purchase price or quoted prices obtained from a broker-dealer participating in the market for these securities. However, these securities are included in the Level 3 category due to limited market transparency and/or a lack of corroboration to support the quoted prices.

Refer to the Portfolio of Investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

C. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES - The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, and options on futures contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange-listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the trade. The Fund's derivative agreements held at September 30, 2015, did not include master netting provisions.

FUTURES CONTRACTS - The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

OPTIONS TRANSACTIONS - The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may use options on underlying instruments, namely, equity securities, ETFs, and equity indexes, to gain exposure to, or hedge against, changes in the value of equity securities, ETFs, or equity indexes. A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying instrument at a specified price during a specified period. Conversely, a put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying instrument at a specified price during a specified period. The purchaser of the option pays a premium to the writer of the option.

================================================================================

13  | USAA Total Return Strategy Fund

================================================================================

Premiums paid for purchased options are recorded as an investment. If a purchased option expires unexercised, the premium paid is recognized as a realized loss. If a purchased call option on a security is exercised, the cost of the security acquired includes the exercise price and the premium paid. If a purchased put option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium paid. The risk associated with purchasing a call or put option is limited to the premium paid.

Premiums received from writing options are recorded as a liability. If a written option expires unexercised, the premium received is recognized as a realized gain. If a written call option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium received. If a written put option on a security is exercised, the cost of the security acquired is the exercise price paid less the premium received. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

In an attempt to reduce the Fund's volatility over time, the Fund may implement a strategy that involves purchasing and selling options on indexes or ETFs that represent the Fund's exposure against a highly correlated stock portfolio. The combination of the diversified stock portfolio with index or ETF options is designed to provide the Fund with consistent returns over a wide range of equity market environments. This strategy may not fully protect the Fund against declines in the portfolio's value, and the Fund could experience a loss. Options on ETFs are similar to options on individual securities in that the holder of the ETF call (or put) has the right to receive (or sell) shares of the underlying ETF at the strike price on or before exercise date. Options on securities indexes are different from options on individual securities in that the holder of the index option has the right to receive an amount of cash equal to the difference between the exercise price and the settlement value of the underlying index as defined by the exchange. If an index option is exercised, the realized gain or loss is determined by the exercise price, the settlement value, and the premium amount paid or received.

D. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis or for delayed draws on loans can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund receives a commitment fee for delayed draws on loans. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis and delayed-draw loan commitments may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases and commitments while remaining substantially fully invested.

E. As of September 30, 2015, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the Portfolio of Investments. Gross unrealized appreciation and depreciation of investments as of September 30, 2015, were $4,233,000 and $17,495,000, respectively, resulting in net unrealized depreciation of $13,262,000.

================================================================================

                                         Notes to Portfolio of Investments |  14

================================================================================

F. The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $117,290,000 at September 30, 2015, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 35.2% of net assets at September 30, 2015.

The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

CATEGORIES AND DEFINITIONS

EURODOLLAR AND YANKEE OBLIGATIONS - Eurodollar obligations are U.S. dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
CAD     Canadian dollars
DIP     Debtor-in-Possession
GDR Global depositary receipts are receipts issued by a U.S. or foreign bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
OAT     Obligations Assimilables du Tresor
REIT    Real estate investment trust
TIPS    Treasury Inflation Protected Securities

SPECIFIC NOTES

(a) The security, or a portion thereof, is segregated to cover the value of open futures contracts at September 30, 2015.
(b) At September 30, 2015, the security, or a portion thereof, was segregated to cover delayed-delivery and/or when-issued purchases.
(c) In U.S. dollars unless otherwise noted.
(d) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.
(e) At September 30, 2015, the issuer was in default with respect to interest and/or principal payments.

================================================================================

15  | USAA Total Return Strategy Fund

================================================================================

(f) Security was fair valued at September 30, 2015, by the Manager in accordance with valuation procedures approved by the Board. The total value of all such securities was $406,000, which represented 0.3% of the Fund's net assets.
(g) At September 30, 2015, the aggregate market value of securities purchased on a delayed-delivery basis was $65,000.
(h) The Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower's discretion. At September 30, 2015, the Fund held unfunded or partially unfunded loan commitments of $65,000, which are held at par.
(i) The senior loan will settle after September 30, 2015, at which time the interest rate will be determined.
(j) Senior loan (loan) - is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at September 30, 2015. The weighted average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. Security deemed liquid by the Manager, under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.
(k) Pay-in-kind (PIK) - security in which the issuer will have or has the option to make all or a portion of the interest or dividend payments in additional securities.
(l) Rate represents the money market fund annualized seven-day yield at September 30, 2015.
(m) Cash with a value of $764,000 are segregated as collateral for initial margin requirements on open futures contracts.
*   Non-income-producing security.

================================================================================

                                         Notes to Portfolio of Investments |  16

   [LOGO OF USAA]
   USAA(R)

PORTFOLIOS OF INVESTMENTS
3RD QUARTER
USAA TARGET RETIREMENT FUNDS
SEPTEMBER 30, 2015

                                                                      (Form N-Q)

88235-1115                                   (C)2015, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA TARGET RETIREMENT INCOME FUND
September 30, 2015 (unaudited)

                                                                                                                  MARKET
NUMBER                                                                                                             VALUE
OF SHARES     SECURITY                                                                                             (000)
------------------------------------------------------------------------------------------------------------------------
              EQUITY & ALTERNATIVE MUTUAL FUNDS (34.7%)
     135,843  USAA Aggressive Growth Fund                                                                    $     5,301
     182,489  USAA Emerging Markets Fund                                                                           2,440
     705,165  USAA Flexible Income Fund                                                                            6,205
     841,037  USAA Global Managed Volatility Fund                                                                  7,107
     328,336  USAA Growth Fund                                                                                     7,795
     680,326  USAA Income Stock Fund                                                                              11,164
     792,395  USAA International Fund                                                                             21,577
      99,431  USAA Precious Metals and Minerals Fund                                                                 884
     950,090  USAA Real Return Fund                                                                                8,760
     578,250  USAA S&P 500 Index Fund                                                                             15,861
      99,712  USAA Small Cap Stock Fund                                                                            1,595
   1,298,450  USAA Target Managed Allocation Fund                                                                 12,348
     321,620  USAA Total Return Strategy Fund                                                                      2,615
     728,740  USAA Value Fund                                                                                     13,627
                                                                                                             -----------
              Total Equity & Alternative Mutual Funds (cost: $99,942)                                            117,279
                                                                                                             -----------

              FIXED-INCOME MUTUAL FUNDS (62.8%)
   2,190,274  USAA Government Securities Fund                                                                     21,881
   3,244,679  USAA High Income Fund                                                                               25,081
   3,408,097  USAA Income Fund                                                                                    43,794
   3,267,253  USAA Intermediate-Term Bond Fund                                                                    34,045
   9,598,817  USAA Short-Term Bond Fund                                                                           87,541
                                                                                                             -----------
              Total Fixed-Income Funds (cost: $208,077)                                                          212,342
                                                                                                             -----------

              ULTRA-SHORT MUTUAL FUNDS (1.9%)
     638,165  USAA Ultra Short-Term Bond Fund (cost: $6,432)                                                       6,382
                                                                                                             -----------

              MONEY MARKET INSTRUMENTS (0.6%)

              MONEY MARKET FUNDS (0.6%)

              State Street Institutional Liquid Reserves Fund Premier Class, 0.13% (a)
   2,279,995  (cost: $2,280)                                                                                       2,280
                                                                                                             -----------

              TOTAL INVESTMENTS (COST: $316,731)                                                             $   338,283
                                                                                                             ===========

================================================================================

1  | USAA Target Retirement Income Fund

================================================================================

($ IN 000s)                                                       VALUATION HIERARCHY
                                                                  -------------------

                                                      (LEVEL 1)         (LEVEL 2)         (LEVEL 3)
                                                    QUOTED PRICES         OTHER          SIGNIFICANT
                                                      IN ACTIVE        SIGNIFICANT       UNOBSERVABLE
                                                       MARKETS         OBSERVABLE           INPUTS
                                                    FOR IDENTICAL         INPUTS
ASSETS                                                 ASSETS                                                      TOTAL
------------------------------------------------------------------------------------------------------------------------
Equity & Alternative Mutual Funds                  $      117,279      $         --     $          --        $   117,279
Fixed-Income Mutual Funds                                 212,342                --                --            212,342
Ultra-Short Mutual Funds                                    6,382                --                --              6,382
Money Market Instruments:
  Money Market Funds                                        2,280                --                --              2,280
------------------------------------------------------------------------------------------------------------------------
Total                                              $      338,283      $         --     $          --        $   338,283
------------------------------------------------------------------------------------------------------------------------

For the period of January 1, 2015, through September 30, 2015, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                   Portfolio of Investments |  2

================================================================================

PORTFOLIO OF INVESTMENTS

USAA TARGET RETIREMENT 2020 FUND
September 30, 2015 (unaudited)

                                                                                                                  MARKET
NUMBER                                                                                                             VALUE
OF SHARES     SECURITY                                                                                             (000)
------------------------------------------------------------------------------------------------------------------------
              EQUITY & ALTERNATIVE MUTUAL FUNDS (53.4%)
     377,254  USAA Aggressive Growth Fund                                                                    $    14,720
     722,142  USAA Emerging Markets Fund                                                                           9,655
     745,099  USAA Flexible Income Fund                                                                            6,557
   2,676,858  USAA Global Managed Volatility Fund                                                                 22,619
     927,206  USAA Growth Fund                                                                                    22,012
   1,657,493  USAA Income Stock Fund                                                                              27,200
   2,323,507  USAA International Fund                                                                             63,269
     198,737  USAA Precious Metals and Minerals Fund                                                               1,767
     947,709  USAA Real Return Fund                                                                                8,738
   1,622,561  USAA S&P 500 Index Fund                                                                             44,507
     693,138  USAA Small Cap Stock Fund                                                                           11,090
   3,976,472  USAA Target Managed Allocation Fund                                                                 37,816
     436,484  USAA Total Return Strategy Fund                                                                      3,549
   2,105,565  USAA Value Fund                                                                                     39,374
                                                                                                             -----------
              Total Equity & Alternative Mutual Funds (cost: $262,468)                                           312,873
                                                                                                             -----------

              FIXED-INCOME MUTUAL FUNDS (45.4%)
   3,312,172  USAA Government Securities Fund                                                                     33,088
   5,212,277  USAA High Income Fund                                                                               40,291
   4,733,735  USAA Income Fund                                                                                    60,828
   5,036,358  USAA Intermediate-Term Bond Fund                                                                    52,479
   8,700,314  USAA Short-Term Bond Fund                                                                           79,347
                                                                                                             -----------
              Total Fixed-Income Funds (cost: $252,896)                                                          266,033
                                                                                                             -----------

              ULTRA-SHORT MUTUAL FUNDS (0.6%)
     393,984  USAA Ultra Short-Term Bond Fund (cost: $3,972)                                                       3,940
                                                                                                             -----------

              MONEY MARKET INSTRUMENTS (0.6%)

              MONEY MARKET FUNDS (0.6%)

              State Street Institutional Liquid Reserves Fund Premier Class, 0.13% (a)
   3,510,927  (cost: $3,511)                                                                                       3,511
                                                                                                             -----------

              TOTAL INVESTMENTS (COST: $522,847)                                                             $   586,357
                                                                                                             ===========

================================================================================

3  | USAA Target Retirement 2020 Fund

================================================================================

($ IN 000s)                                                       VALUATION HIERARCHY
                                                                  -------------------

                                                      (LEVEL 1)         (LEVEL 2)         (LEVEL 3)
                                                    QUOTED PRICES         OTHER          SIGNIFICANT
                                                      IN ACTIVE        SIGNIFICANT       UNOBSERVABLE
                                                       MARKETS         OBSERVABLE           INPUTS
                                                    FOR IDENTICAL         INPUTS
ASSETS                                                 ASSETS                                                      TOTAL
------------------------------------------------------------------------------------------------------------------------
Equity & Alternative Mutual Funds                  $      312,873      $         --     $          --        $   312,873
Fixed-Income Mutual Funds                                 266,033                --                --            266,033
Ultra-Short Mutual Funds                                    3,940                --                --              3,940
Money Market Instruments:
  Money Market Funds                                        3,511                --                --              3,511
------------------------------------------------------------------------------------------------------------------------
Total                                              $      586,357      $         --     $          --        $   586,357
------------------------------------------------------------------------------------------------------------------------

For the period of January 1, 2015, through September 30, 2015, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                   Portfolio of Investments |  4

================================================================================

PORTFOLIO OF INVESTMENTS

USAA TARGET RETIREMENT 2030 FUND
September 30, 2015 (unaudited)

                                                                                                                  MARKET
NUMBER                                                                                                             VALUE
OF SHARES     SECURITY                                                                                             (000)
------------------------------------------------------------------------------------------------------------------------
              EQUITY & ALTERNATIVE MUTUAL FUNDS (72.2%)
     869,271  USAA Aggressive Growth Fund                                                                    $    33,919
   2,008,548  USAA Emerging Markets Fund                                                                          26,854
     738,666  USAA Flexible Income Fund                                                                            6,500
   6,089,453  USAA Global Managed Volatility Fund                                                                 51,456
   2,181,681  USAA Growth Fund                                                                                    51,793
   4,230,287  USAA Income Stock Fund                                                                              69,419
   5,716,811  USAA International Fund                                                                            155,669
     430,595  USAA Precious Metals and Minerals Fund                                                               3,828
   1,145,830  USAA Real Return Fund                                                                               10,565
   3,776,801  USAA S&P 500 Index Fund                                                                            103,598
   1,859,181  USAA Small Cap Stock Fund                                                                           29,747
  12,600,973  USAA Target Managed Allocation Fund                                                                119,835
   1,314,059  USAA Total Return Strategy Fund                                                                     10,683
   4,347,169  USAA Value Fund                                                                                     81,292
                                                                                                             -----------
              Total Equity & Alternative Mutual Funds (cost: $634,604)                                           755,158
                                                                                                             -----------

              FIXED-INCOME MUTUAL FUNDS (26.7%)
   1,301,025  USAA Government Securities Fund                                                                     12,997
   8,159,492  USAA High Income Fund                                                                               63,073
   5,626,575  USAA Income Fund                                                                                    72,301
  10,096,261  USAA Intermediate-Term Bond Fund                                                                   105,203
   2,834,528  USAA Short-Term Bond Fund                                                                           25,851
                                                                                                             -----------
              Total Fixed-Income Funds (cost: $266,525)                                                          279,425
                                                                                                             -----------

              ULTRA-SHORT MUTUAL FUNDS (0.4%)
     457,503  USAA Ultra Short-Term Bond Fund (cost: $4,616)                                                       4,575
                                                                                                             -----------

              MONEY MARKET INSTRUMENTS (0.7%)

              MONEY MARKET FUNDS (0.7%)

              State Street Institutional Liquid Reserves Fund Premier Class, 0.13% (a)
   7,044,871  (cost: $7,045)                                                                                       7,045
                                                                                                             -----------

              TOTAL INVESTMENTS (COST: $912,790)                                                             $ 1,046,203
                                                                                                             ===========

================================================================================

5  | USAA Target Retirement 2030 Fund

================================================================================

($ IN 000s)                                                       VALUATION HIERARCHY
                                                                  -------------------

                                                      (LEVEL 1)         (LEVEL 2)         (LEVEL 3)
                                                    QUOTED PRICES         OTHER          SIGNIFICANT
                                                      IN ACTIVE        SIGNIFICANT       UNOBSERVABLE
                                                       MARKETS         OBSERVABLE           INPUTS
                                                    FOR IDENTICAL         INPUTS
ASSETS                                                 ASSETS                                                      TOTAL
------------------------------------------------------------------------------------------------------------------------
Equity & Alternative Mutual Funds                  $      755,158      $         --     $          --        $   755,158
Fixed-Income Mutual Funds                                 279,425                --                --            279,425
Ultra-Short Mutual Funds                                    4,575                --                --              4,575
Money Market Instruments:
  Money Market Funds                                        7,045                --                --              7,045
------------------------------------------------------------------------------------------------------------------------
Total                                              $    1,046,203      $         --     $          --        $ 1,046,203
------------------------------------------------------------------------------------------------------------------------

For the period of January 1, 2015, through September 30, 2015, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                   Portfolio of Investments |  6

================================================================================

PORTFOLIO OF INVESTMENTS

USAA TARGET RETIREMENT 2040 FUND
September 30, 2015 (unaudited)

                                                                                                                  MARKET
NUMBER                                                                                                             VALUE
OF SHARES     SECURITY                                                                                             (000)
------------------------------------------------------------------------------------------------------------------------
              EQUITY & ALTERNATIVE MUTUAL FUNDS (85.3%)
   1,052,165  USAA Aggressive Growth Fund                                                                    $    41,055
   2,700,618  USAA Emerging Markets Fund                                                                          36,107
     402,617  USAA Flexible Income Fund                                                                            3,543
   6,952,284  USAA Global Managed Volatility Fund                                                                 58,747
   2,714,991  USAA Growth Fund                                                                                    64,454
   5,253,184  USAA Income Stock Fund                                                                              86,205
   6,653,940  USAA International Fund                                                                            181,187
     273,498  USAA Precious Metals and Minerals Fund                                                               2,431
     555,425  USAA Real Return Fund                                                                                5,121
   4,715,635  USAA S&P 500 Index Fund                                                                            129,350
   3,125,351  USAA Small Cap Stock Fund                                                                           50,006
  15,734,050  USAA Target Managed Allocation Fund                                                                149,631
   1,355,950  USAA Total Return Strategy Fund                                                                     11,024
   6,103,912  USAA Value Fund                                                                                    114,143
                                                                                                             -----------
              Total Equity & Alternative Mutual Funds (cost: $776,556)                                           933,004
                                                                                                             -----------

              FIXED-INCOME MUTUAL FUNDS (13.9%)
   5,672,065  USAA High Income Fund                                                                               43,845
   3,267,732  USAA Income Fund                                                                                    41,990
   6,334,952  USAA Intermediate-Term Bond Fund                                                                    66,010
      52,456  USAA Short-Term Bond Fund                                                                              479
                                                                                                             -----------
              Total Fixed-Income Funds (cost: $151,059)                                                          152,324
                                                                                                             -----------

              ULTRA-SHORT MUTUAL FUNDS (0.5%)
     572,192  USAA Ultra Short-Term Bond Fund (cost: $5,770)                                                       5,722
                                                                                                             -----------

              MONEY MARKET INSTRUMENTS (0.3%)

              MONEY MARKET FUNDS (0.3%)

              State Street Institutional Liquid Reserves Fund Premier Class, 0.13% (a)
   3,527,367  (cost: $3,527)                                                                                       3,527
                                                                                                             -----------

              TOTAL INVESTMENTS (COST: $936,912)                                                             $ 1,094,577
                                                                                                             ===========

================================================================================

7  | USAA Target Retirement 2040 Fund

================================================================================

($ IN 000s)                                                       VALUATION HIERARCHY
                                                                  -------------------

                                                      (LEVEL 1)         (LEVEL 2)         (LEVEL 3)
                                                    QUOTED PRICES         OTHER          SIGNIFICANT
                                                      IN ACTIVE        SIGNIFICANT       UNOBSERVABLE
                                                       MARKETS         OBSERVABLE           INPUTS
                                                    FOR IDENTICAL         INPUTS
ASSETS                                                 ASSETS                                                      TOTAL
------------------------------------------------------------------------------------------------------------------------
Equity & Alternative Mutual Funds                  $      933,004      $         --     $          --        $   933,004
Fixed-Income Mutual Funds                                 152,324                --                --            152,324
Ultra-Short Mutual Funds                                    5,722                --                --              5,722
Money Market Instruments:
  Money Market Funds                                        3,527                --                --              3,527
------------------------------------------------------------------------------------------------------------------------
Total                                              $    1,094,577      $         --     $          --        $ 1,094,577
------------------------------------------------------------------------------------------------------------------------

For the period of January 1, 2015, through September 30, 2015, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

PORTFOLIO OF INVESTMENTS

USAA TARGET RETIREMENT 2050 FUND
September 30, 2015 (unaudited)

                                                                                                                  MARKET
NUMBER                                                                                                             VALUE
OF SHARES     SECURITY                                                                                             (000)
------------------------------------------------------------------------------------------------------------------------
              EQUITY & ALTERNATIVE MUTUAL FUNDS (88.8%)
     577,956  USAA Aggressive Growth Fund                                                                    $    22,552
   1,515,828  USAA Emerging Markets Fund                                                                          20,267
     144,818  USAA Flexible Income Fund                                                                            1,274
   4,386,883  USAA Global Managed Volatility Fund                                                                 37,069
   1,444,157  USAA Growth Fund                                                                                    34,284
   3,088,463  USAA Income Stock Fund                                                                              50,682
   3,712,479  USAA International Fund                                                                            101,091
     123,320  USAA Precious Metals and Minerals Fund                                                               1,096
     198,108  USAA Real Return Fund                                                                                1,827
   2,513,818  USAA S&P 500 Index Fund                                                                             68,954
   1,768,143  USAA Small Cap Stock Fund                                                                           28,290
   8,872,756  USAA Target Managed Allocation Fund                                                                 84,380
     929,588  USAA Total Return Strategy Fund                                                                      7,558
   3,043,055  USAA Value Fund                                                                                     56,905
                                                                                                             -----------
              Total Equity & Alternative Mutual Funds (cost: $436,203)                                           516,229
                                                                                                             -----------

              FIXED-INCOME MUTUAL FUNDS (10.0%)
   2,487,662  USAA High Income Fund                                                                               19,229
   1,191,346  USAA Income Fund                                                                                    15,309
   2,290,190  USAA Intermediate-Term Bond Fund                                                                    23,864
                                                                                                             -----------
              Total Fixed-Income Funds (cost: $60,199)                                                            58,402
                                                                                                             -----------

              ULTRA-SHORT MUTUAL FUNDS (0.6%)
     348,801  USAA Ultra Short-Term Bond Fund (cost: $3,519)                                                       3,488
                                                                                                             -----------

              MONEY MARKET INSTRUMENTS (0.6%)

              MONEY MARKET FUNDS (0.6%)

              State Street Institutional Liquid Reserves Fund Premier Class, 0.13% (a)
   3,204,544  (cost: $3,204)                                                                                       3,204
                                                                                                             -----------

              TOTAL INVESTMENTS (COST: $503,125)                                                             $   581,323
                                                                                                             ===========

================================================================================

9  | USAA Target Retirement 2050 Fund

================================================================================

($ IN 000s)                                                       VALUATION HIERARCHY
                                                                  -------------------

                                                      (LEVEL 1)         (LEVEL 2)         (LEVEL 3)
                                                    QUOTED PRICES         OTHER          SIGNIFICANT
                                                      IN ACTIVE        SIGNIFICANT       UNOBSERVABLE
                                                       MARKETS         OBSERVABLE           INPUTS
                                                    FOR IDENTICAL         INPUTS
ASSETS                                                 ASSETS                                                      TOTAL
------------------------------------------------------------------------------------------------------------------------
Equity & Alternative Mutual Funds                  $      516,229      $         --     $          --        $   516,229
Fixed-Income Mutual Funds                                  58,402                --                --             58,402
Ultra-Short Mutual Funds                                    3,488                --                --              3,488
Money Market Instruments:
  Money Market Funds                                        3,204                --                --              3,204
------------------------------------------------------------------------------------------------------------------------
Total                                              $      581,323      $         --     $          --        $   581,323
------------------------------------------------------------------------------------------------------------------------

For the period of January 1, 2015, through September 30, 2015, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  Portfolio of Investments |  10

================================================================================

PORTFOLIO OF INVESTMENTS

USAA TARGET RETIREMENT 2060 FUND
September 30, 2015 (unaudited)

                                                                                                                  MARKET
NUMBER                                                                                                             VALUE
OF SHARES     SECURITY                                                                                             (000)
------------------------------------------------------------------------------------------------------------------------
              EQUITY & ALTERNATIVE MUTUAL FUNDS (90.2%)
      32,783  USAA Aggressive Growth Fund                                                                    $     1,279
      95,562  USAA Emerging Markets Fund                                                                           1,278
       9,199  USAA Flexible Income Fund                                                                               81
     259,878  USAA Global Managed Volatility Fund                                                                  2,196
      82,876  USAA Growth Fund                                                                                     1,967
     174,243  USAA Income Stock Fund                                                                               2,859
     194,867  USAA International Fund                                                                              5,306
       8,835  USAA Precious Metals and Minerals Fund                                                                  79
      14,044  USAA Real Return Fund                                                                                  129
     158,758  USAA S&P 500 Index Fund                                                                              4,355
      81,973  USAA Small Cap Stock Fund                                                                            1,312
     639,917  USAA Target Managed Allocation Fund                                                                  6,086
      44,928  USAA Total Return Strategy Fund                                                                        365
     198,810  USAA Value Fund                                                                                      3,718
                                                                                                             -----------
              Total Equity & Alternative Mutual Funds (cost: $32,438)                                             31,010
                                                                                                             -----------

              FIXED-INCOME MUTUAL FUNDS (7.2%)
      93,703  USAA High Income Fund                                                                                  724
      51,784  USAA Income Fund                                                                                       665
     105,334  USAA Intermediate-Term Bond Fund                                                                     1,098
         405  USAA Short-Term Bond Fund                                                                                4
                                                                                                             -----------
              Total Fixed-Income Funds (cost: $2,550)                                                              2,491
                                                                                                             -----------

              ULTRA-SHORT MUTUAL FUNDS (0.6%)
      21,855  USAA Ultra Short-Term Bond Fund (cost: $221)                                                           218
                                                                                                             -----------

              MONEY MARKET INSTRUMENTS (1.9%)

              MONEY MARKET FUNDS (1.9%)

              State Street Institutional Liquid Reserves Fund Premier Class, 0.13% (a)
     652,609  (cost: $653)                                                                                           653
                                                                                                             -----------

              TOTAL INVESTMENTS (COST: $35,862)                                                              $    34,372
                                                                                                             ===========

================================================================================

11  | USAA Target Retirement 2060 Fund

================================================================================

($ IN 000s)                                                       VALUATION HIERARCHY
                                                                  -------------------

                                                      (LEVEL 1)         (LEVEL 2)         (LEVEL 3)
                                                    QUOTED PRICES         OTHER          SIGNIFICANT
                                                      IN ACTIVE        SIGNIFICANT       UNOBSERVABLE
                                                       MARKETS         OBSERVABLE           INPUTS
                                                    FOR IDENTICAL         INPUTS
ASSETS                                                 ASSETS                                                      TOTAL
------------------------------------------------------------------------------------------------------------------------
Equity & Alternative Mutual Funds                  $       31,010      $         --     $          --        $    31,010
Fixed-Income Mutual Funds                                   2,491                --                --              2,491
Ultra-Short Mutual Funds                                      218                --                --                218
Money Market Instruments:
  Money Market Funds                                          653                --                --                653
------------------------------------------------------------------------------------------------------------------------
Total                                              $       34,372      $         --     $          --        $    34,372
------------------------------------------------------------------------------------------------------------------------

For the period of January 1, 2015, through September 30, 2015, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  Portfolio of Investments |  12

================================================================================

NOTES TO PORTFOLIOS OF INVESTMENTS

September 30, 2015 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 54 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the USAA Target Retirement Income Fund (Target Income), the USAA Target Retirement 2020 Fund (Target 2020), the USAA Target Retirement 2030 Fund (Target 2030), the USAA Target Retirement 2040 Fund (Target
2040), the USAA Target Retirement 2050 Fund (Target 2050), and the USAA Target Retirement 2060 Fund (Target 2060) (collectively, the Funds), which are classified as diversified under the 1940 Act.

Each Fund is a "fund of funds" in that it invests in a portfolio of underlying USAA equity and fixed-income mutual funds (underlying USAA Funds) managed by USAA Asset Management Company (the Manager), an affiliate of the Funds. The Funds invest in the Reward Shares of the USAA S&P 500 Index Fund and the Institutional Shares of the other underlying funds.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and the Manager, an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

================================================================================

13  | USAA Target Retirement Funds

================================================================================

1. Investments in the underlying USAA Funds and other open-end investment companies, other than exchange-traded funds (ETFs) are valued at their net asset value (NAV) at the end of each business day.

2. The underlying USAA Funds have specific valuation procedures. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause a fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. As of September 30, 2015, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the Portfolio of Investments. As of September 30, 2015, gross unrealized appreciation and depreciation of investments and resulting net appreciation (depreciation), were as follows (in thousands):

================================================================================

                                        Notes to Portfolios of Investments |  14

================================================================================

                                Target Income      Target 2020      Target 2030      Target 2040      Target 2050      Target 2060
----------------------------------------------------------------------------------------------------------------------------------
 Unrealized appreciation              $28,233          $72,041         $153,088         $178,509          $91,479             $116
 Unrealized depreciation                6,681            8,531           19,675           20,844           13,281            1,606
----------------------------------------------------------------------------------------------------------------------------------
 Net                                  $21,552          $63,510         $133,413         $157,665          $78,198          $(1,490)
----------------------------------------------------------------------------------------------------------------------------------

D. The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. As of September 30, 2015, net assets were as follows (in thousands):

                                 Target Income      Target 2020       Target 2030      Target 2040     Target 2050     Target 2060
----------------------------------------------------------------------------------------------------------------------------------
 Net assets                           $338,124         $586,138        $1,046,098       $1,094,537        $581,305         $34,393

E. TRANSACTIONS WITH AFFILIATED FUNDS - The following tables provide details related to each Fund's investment in the underlying USAA funds as of September 30, 2015 (in thousands):


Target Income:
                                     Purchase      Sales       Dividend       Realized                      Market Value
Affiliated USAA Fund                  Cost(b)     Proceeds      Income      Gain (Loss)(c)         12/31/2014        09/30/2015
----------------------------------- ----------- ------------ ------------ ------------------- --------------------- ------------
Aggressive Growth                         $37       $1,347           $-              $(19)             $6,623            $5,301
Emerging Markets                            -        6,859            -              (571)             10,157             2,440
Flexible Income                           391        5,639          391              (655)             12,390             6,205
Global Managed Volatility               7,947            -            -                 -                   -             7,107
Government Securities                  21,837            -           20                 -                   -            21,881
Growth                                     37        2,278            -                40              10,139             7,795
High Income                             9,665        2,104          841               (93)             19,422            25,081
Income                                 10,015        3,726        1,001                73              38,531            43,794
Income Stock                              718        7,979          308               191              19,814            11,164
Intermediate-Term Bond                  2,173       22,783        1,644               139              56,694            34,045
International                               -        9,044            -             1,115              30,899            21,577
Precious Metals and Minerals                -          153            -              (185)              1,367               884
Real Return                                61        6,254           61              (635)             16,068             8,760
S&P 500 Index                           7,844          687          176                22               9,971            15,861
Short-Term Bond                        16,734        4,527        1,015               (30)             75,760            87,541
Small Cap Stock                         1,924       10,396            -             2,950               9,924             1,595
Target Managed Allocation              12,902            -            -                 -                   -            12,348
Total Return Strategy                      37        2,736           37              (105)              5,794             2,615
Ultra Short-Term Bond                     909       13,695          179               (92)             19,275             6,382
Value                                   2,125        8,096            -               167              20,340            13,627

Target 2020:
                                     Purchase      Sales       Dividend       Realized                      Market Value
Affiliated USAA Fund                  Cost(b)     Proceeds      Income      Gain (Loss)(c)         12/31/2014        09/30/2015
----------------------------------- ----------- ------------ ------------ ------------------- --------------------- ------------
Aggressive Growth                         $65       $1,514           $-              $(80)            $16,395           $14,720
Emerging Markets                            -       14,210            -            (1,331)             26,136             9,655
Flexible Income                           585       13,151          585            (1,429)             20,510             6,557
Global Managed Volatility              25,267            -            -                 -                   -            22,619
Government Securities                  33,014            -           36                 -                   -            33,088
Growth                                    130        2,605            -                13              24,933            22,012
High Income                            11,442        1,950        1,434               (47)             33,892            40,291
Income                                  2,083        1,950        1,568               (32)             62,360            60,828
Income Stock                            1,141       19,695          754               175              49,387            27,200
Intermediate-Term Bond                  3,024       43,705        2,746              (472)             96,578            52,479
International                             500       13,698            -               826              78,033            63,269
Precious Metals and Minerals                -        1,842            -            (2,707)              4,425             1,767
Real Return                               103       16,980          103            (1,584)             27,299             8,738

================================================================================

15  | USAA Target Retirement Funds

================================================================================

S&P 500 Index                          25,279        1,617          465                19              24,437            44,507
Short-Term Bond                         7,190        1,623        1,030               (10)             74,223            79,347
Small Cap Stock                         4,395       16,486            -             2,957              23,996            11,090
Target Managed Allocation              39,466            -            -                 -                   -            37,816
Total Return Strategy                      71        7,492           71              (408)             12,002             3,549
Ultra Short-Term Bond                     141       12,459          141               (65)             16,317             3,940
Value                                   8,203       16,188            -               246              49,539            39,374

Target 2030:
                                     Purchase      Sales       Dividend       Realized                      Market Value
Affiliated USAA Fund                  Cost(b)     Proceeds      Income      Gain (Loss)(c)         12/31/2014        09/30/2015
----------------------------------- ----------- ------------ ------------ ------------------- --------------------- ------------
Aggressive Growth                        $113       $7,152           $-              $(83)            $41,143           $33,919
Emerging Markets                            -       31,086            -            (4,489)             64,851            26,854
Flexible Income                           809       21,506          809            (2,389)             29,134             6,500
Global Managed Volatility              57,477            -            -                 -                   -            51,456
Government Securities                  12,970            -           28                 -                   -            12,997
Growth                                    226       10,303            -               (45)             62,968            51,793
High Income                            23,045            -        2,012                 -              44,632            63,073
Income                                  4,458        4,068        1,845               (51)             73,852            72,301
Income Stock                            2,992       47,511        1,985               829             122,737            69,419
Intermediate-Term Bond                  8,867       18,120        3,666              (772)            119,103           105,203
International                               -       41,080            -               127             201,296           155,669
Precious Metals and Minerals                -        6,248            -           (11,833)             12,461             3,828
Real Return                               162       28,412          162            (2,996)             41,585            10,565
S&P 500 Index                          57,248        5,926        1,116                65              61,166           103,598
Short-Term Bond                         7,281        2,910          316               (29)             21,616            25,851
Small Cap Stock                        11,221       38,600            -             5,081              59,958            29,747
Target Managed Allocation             124,219            -            -                 -                   -           119,835
Total Return Strategy                     178       13,391          178              (861)             26,207            10,683
Ultra Short-Term Bond                      85        7,097           85               (33)             11,618             4,575
Value                                  13,979       52,846            -             1,441             124,074            81,292

Target 2040:

                                     Purchase      Sales       Dividend       Realized                      Market Value
Affiliated USAA Fund                  Cost(b)     Proceeds      Income      Gain (Loss)(c)         12/31/2014        09/30/2015
----------------------------------- ----------- ------------ ------------ ------------------- --------------------- ------------
Aggressive Growth                        $234      $10,204           $-               $67             $51,077           $41,055
Emerging Markets                            -       37,041            -            (5,210)             81,478            36,107
Flexible Income                           675       20,640          675            (2,250)             25,116             3,543
Global Managed Volatility              65,509            -            -                 -                   -            58,747
Growth                                  2,589       14,279            -              (206)             77,654            64,454
High Income                            27,099            -        1,154                 -              19,817            43,845
Income                                 13,999        3,060          884               (69)             31,989            41,990
Income Stock                            3,843       62,198        2,451             1,560             155,336            86,205
Intermediate-Term Bond                 22,098        9,049        1,805              (303)             55,269            66,010
International                               -       64,002            -             2,001             250,594           181,187
Precious Metals and Minerals                -       12,136            -           (20,046)             18,062             2,431
Real Return                               143       28,906          143            (2,787)             36,233             5,121
S&P 500 Index                          68,087        4,040        1,408                48              75,958           129,350
Short-Term Bond                             6            -            6                 -                 475               479
Small Cap Stock                        14,348       34,248            -             2,726              74,303            50,006
Target Managed Allocation             154,330            -            -                 -                   -           149,631
Total Return Strategy                     219       19,528          219            (1,363)             33,125            11,024
Ultra Short-Term Bond                     120        6,713          119               (60)             12,383             5,722
Value                                  17,062       53,777            -             1,046             157,264           114,143

================================================================================

                                        Notes to Portfolios of Investments |  16

================================================================================

Target 2050:
                                     Purchase      Sales       Dividend       Realized                      Market Value
Affiliated USAA Fund                  Cost(b)     Proceeds      Income      Gain (Loss)(c)         12/31/2014        09/30/2015
----------------------------------- ----------- ------------ ------------ ------------------- --------------------- ------------
Aggressive Growth                        $122       $6,728           $-              $158             $29,110           $22,552
Emerging Markets                        2,505       25,494            -            (2,964)             48,064            20,267
Flexible Income                           295        9,122          295            (1,014)             10,809             1,274
Global Managed Volatility              41,386            -            -                 -                   -            37,069
Growth                                    791       10,469            -               404              44,370            34,284
High Income                            19,396            -          303                 -               1,008            19,229
Income                                 12,505            -          180                 -               2,962            15,309
Income Stock                            2,209       35,039        1,429             1,118              89,620            50,682
Intermediate-Term Bond                 24,216        1,585          334               (57)              1,727            23,864
International                               -       42,558            -             1,060             145,644           101,091
Precious Metals and Minerals                -        6,564            -            (7,490)              9,670             1,096
Real Return                             1,046       14,403           69            (1,722)             16,302             1,827
S&P 500 Index                          32,091            -          786                 -              42,554            68,954
Small Cap Stock                         8,221       20,764            -             1,041              43,393            28,290
Target Managed Allocation              87,629            -            -                 -                   -            84,380
Total Return Strategy                     115        6,964          115              (417)             15,873             7,558
Ultra Short-Term Bond                      60        2,683           60               (26)              6,146             3,488
Value                                   9,078       40,731            -             1,476              91,309            56,905

Target 2060:
                                     Purchase      Sales       Dividend       Realized                      Market Value
Affiliated USAA Fund                  Cost(b)     Proceeds      Income      Gain (Loss)(c)         12/31/2014        09/30/2015
----------------------------------- ----------- ------------ ------------ ------------------- --------------------- ------------
Aggressive Growth                        $210         $271           $-               $(1)             $1,348            $1,279
Emerging Markets                          699        1,098            -              (171)              1,997             1,278
Flexible Income                            73          313           12               (46)                351                81
Global Managed Volatility               2,455            -            -                 -                   -             2,196
Growth                                    420          424            -               (17)              2,027             1,967
High Income                               942          169           14               (11)                  3               724
Income                                    672            -            9                 -                   4               665
Income Stock                              520        1,385           74               (41)              4,059             2,859
Intermediate-Term Bond                  1,577          464           13               (11)                  4             1,098
International                           2,191        2,627            -              (146)              5,940             5,306
Precious Metals and Minerals               66          271            -              (152)                373                79
Real Return                               108          458            2               (55)                523               129
S&P 500 Index                           2,648            -           43                 -               2,021             4,355
Short-Term Bond                             -            -            -                 -                   4                 4
Small Cap Stock                           849        1,202            -               (56)              1,796             1,312
Target Managed Allocation               6,331            -            -                 -                   -             6,086
Total Return Strategy                     139          240            5               (32)                534               365
Ultra Short-Term Bond                      75           85            3                (1)                231               218
Value                                   1,839        2,025            -                15               4,087             3,718

(b) Includes reinvestment of distributions from dividend income and realized gains.
(c) Includes capital gain distributions received, if any.

SPECIFIC NOTES

(a) Rate represents the money market fund annualized seven-day yield at September 30, 2015.

================================================================================

17  | USAA Target Retirement Funds

[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA FLEXIBLE INCOME FUND
SEPTEMBER 30, 2015

                                                                      (Form N-Q)

97759-1115                                   (C)2015, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA FLEXIBLE INCOME FUND
September 30, 2015 (unaudited)

PRINCIPAL                                                                                                  MARKET
AMOUNT                                                           COUPON                                     VALUE
(000)(f)     SECURITY                                              RATE              MATURITY               (000)
-----------------------------------------------------------------------------------------------------------------
             CORPORATE OBLIGATIONS (25.8%)

             ENERGY (6.7%)
             -------------
             OIL & GAS DRILLING (0.9%)
$     3,648  Schahin II Finance Co. SPV Ltd. (a),(b)               5.88%            9/25/2023          $      821
                                                                                                       ----------
             OIL & GAS STORAGE & TRANSPORTATION (5.8%)
      2,000  DCP Midstream, LLC (a)                                5.85             5/21/2043               1,610
      1,000  Enterprise Products Operating, LLC (c)                7.00             6/01/2067                 910
      4,000  Southern Union Co. (c)                                3.32 (d)        11/01/2066               2,560
                                                                                                       ----------
                                                                                                            5,080
                                                                                                       ----------
             Total Energy                                                                                   5,901
                                                                                                       ----------
             FINANCIALS (6.2%)
             -----------------
             ASSET MANAGEMENT & CUSTODY BANKS (1.9%)
      2,000  Walter Investment Management Corp.                    7.88            12/15/2021               1,718
                                                                                                       ----------
             MULTI-LINE INSURANCE (1.2%)
      2,250  Genworth Holdings, Inc. (c)                           6.15            11/15/2066               1,046
                                                                                                       ----------
             PROPERTY & CASUALTY INSURANCE (3.1%)
      3,200  Oil Insurance Ltd. (a),(c)                            3.31 (d)                 -(e)            2,728
                                                                                                       ----------
             Total Financials                                                                               5,492
                                                                                                       ----------
             INDUSTRIALS (2.1%)
             ------------------
             AEROSPACE & DEFENSE (2.1%)
      2,000  Constellis Holdings, LLC & Constellis Finance
                 Corp. (a)                                         9.75             5/15/2020               1,828
                                                                                                       ----------
             MATERIALS (2.5%)
             ----------------
             DIVERSIFIED METALS & MINING (0.8%)
      1,000  Freeport-McMoRan, Inc.                                5.45             3/15/2043                 700
                                                                                                       ----------
             GOLD (1.7%)
CAD   7,500  Allied Nevada Gold Corp. (a),(b)                      8.75             6/01/2019                 340
        195  Allied Nevada Gold Corp., DIP (g),(h),(i)               -- (j)         3/10/2016                 195
        999  Allied Nevada Gold Corp., DIP (g),(k),(l)            12.00             3/10/2016               1,024
                                                                                                       ----------
                                                                                                            1,559
                                                                                                       ----------
             Total Materials                                                                                2,259
                                                                                                       ----------
             TELECOMMUNICATION SERVICES (1.1%)
             ---------------------------------
             INTEGRATED TELECOMMUNICATION SERVICES (1.1%)
      1,000  Frontier Communications Corp. (a)                    11.00             9/15/2025                 970
                                                                                                       ----------
             UTILITIES (7.2%)
             ----------------
             ELECTRIC UTILITIES (3.5%)
      1,800  NextEra Energy Capital Holdings, Inc. (c)             6.35            10/01/2066               1,449

================================================================================

1  | USAA Flexible Income Fund

================================================================================

PRINCIPAL                                                                                                        MARKET
AMOUNT                                                                 COUPON                                     VALUE
(000)        SECURITY                                                    RATE             MATURITY                (000)
-----------------------------------------------------------------------------------------------------------------------
$     2,000  PPL Capital Funding, Inc. (c)                              6.70%            3/30/2067          $     1,705
                                                                                                            -----------
                                                                                                                  3,154
                                                                                                            -----------
             MULTI-UTILITIES (3.7%)
      2,000  Dominion Resources, Inc. (c)                               2.63 (d)         9/30/2066                1,570
      2,005  Integrys Energy Group, Inc. (c)                            6.11            12/01/2066                1,700
                                                                                                            -----------
                                                                                                                  3,270
                                                                                                            -----------
             Total Utilities                                                                                      6,424
                                                                                                            -----------
             Total Corporate Obligations (cost: $31,913)                                                         22,874
                                                                                                            -----------
             EURODOLLAR AND YANKEE OBLIGATIONS (5.2%)

             ENERGY (1.9%)
             -------------
             OIL & GAS STORAGE & TRANSPORTATION (1.9%)
      2,000  TransCanada PipeLines Ltd. (c),(m)                         6.35             5/15/2067                1,692
                                                                                                            -----------
             FINANCIALS (1.2%)
             -----------------
             LIFE & HEALTH INSURANCE (1.2%)
      1,000  Great-West Life & Annuity Insurance Capital, LP (a),(c)    7.15             5/16/2046                1,013
                                                                                                            -----------
             MATERIALS (2.1%)
             ----------------
             GOLD (2.1%)
      2,000  St. Barbara Ltd. (a)                                       8.88             4/15/2018                1,860
                                                                                                            -----------
             Total Eurodollar and Yankee Obligations (cost: $4,813)                                               4,565
                                                                                                            -----------
             COLLATERALIZED MORTGAGE OBLIGATIONS (4.2%)
      1,943  Countrywide Alternative Loan Trust                         5.43 (d)         3/25/2035                  615
        800  Sequoia Mortgage Trust                                     1.12 (d)         9/20/2033                  706
      1,770  Structured Asset Mortgage Investments, Inc.                0.72 (d)         7/19/2035                1,624
        815  Wells Fargo Mortgage Backed Securities Trust               2.67 (d)         4/25/2035                  770
                                                                                                            -----------
             Total Collateralized Mortgage Obligations (cost: $3,725)                                             3,715
                                                                                                            -----------
             COMMERCIAL MORTGAGE SECURITIES (8.2%)

             FINANCIALS (8.2%)
             -----------------
             COMMERCIAL MORTGAGE-BACKED SECURITIES (5.6%)
      1,000  Citigroup Commercial Mortgage Trust                        6.35            12/10/2049                  933
      1,000  GS Mortgage Securities Trust                               5.60             4/10/2038                1,005
      1,000  Merrill Lynch Mortgage Trust                               5.87             5/12/2039                1,006
      2,000  Morgan Stanley Capital I Trust                             5.67             3/12/2044                1,993
                                                                                                            -----------
                                                                                                                  4,937
                                                                                                            -----------
             INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (2.6%)
     25,483  GS Mortgage Securities Trust, acquired
                1/02/2014; cost $1,038 (a),(n)                          1.10             3/10/2044                  572
     35,188  JPMBB Commercial Mortgage Securities Trust,
                acquired 4/30/2014; cost $2,297 (n)                     1.43             4/15/2047                1,788
                                                                                                            -----------
                                                                                                                  2,360
                                                                                                            -----------
             Total Financials                                                                                     7,297
                                                                                                            -----------
             Total Commercial Mortgage Securities (cost: $7,355)                                                  7,297
                                                                                                            -----------
             U.S. TREASURY SECURITIES (18.4%)

             BONDS (18.4%)
      2,000  3.00%, 5/15/2045 (c),(o)                                                                             2,047

================================================================================

                                                   Portfolio of Investments |  2

================================================================================

PRINCIPAL                                                                                      MARKET
AMOUNT                                                                                          VALUE
(000)         SECURITY                                                                          (000)
-----------------------------------------------------------------------------------------------------
$     34,000  3.17%, 8/15/2044 (STRIPS Principal) (p)                                     $    14,259
                                                                                          -----------
                                                                                               16,306
                                                                                          -----------
              Total U.S. Treasury Securities (cost: $15,717)                                   16,306
                                                                                          -----------


NUMBER
OF SHARES
---------------------------------------------------------------------------------------------------
              EQUITY SECURITIES (29.9%)

              COMMON STOCKS (21.3%)

              ENERGY (1.3%)
              -------------
              INTEGRATED OIL & GAS (1.3%)
     280,000  Gazprom PAO ADR                                                                   1,137
                                                                                          -----------
              FINANCIALS (13.9%)
              ------------------
              ASSET MANAGEMENT & CUSTODY BANKS (5.2%)
     250,000  Apollo Investment Corp.                                                           1,370
     100,000  Ares Capital Corp.                                                                1,448
     250,000  Prospect Capital Corp.                                                            1,783
                                                                                          -----------
                                                                                                4,601
                                                                                          -----------
              REITs - MORTGAGE (7.4%)
     250,000  Annaly Capital Management, Inc.                                                   2,467
     150,000  Hatteras Financial Corp.                                                          2,273
     200,000  Two Harbors Investment Corp.                                                      1,764
                                                                                          -----------
                                                                                                6,504
                                                                                          -----------
              REITs - SPECIALIZED (1.3%)
      30,000  Plum Creek Timber Co., Inc.                                                       1,185
                                                                                          -----------
              Total Financials                                                                 12,290
                                                                                          -----------
              MATERIALS (6.1%)
              ----------------
              GOLD (6.1%)
     201,500  Alamos Gold, Inc. "A"                                                               743
      88,599  AuRico Metals, Inc.*                                                                 44
     103,000  Goldcorp, Inc.                                                                    1,289
     730,000  Kinross Gold Corp.*                                                               1,256
      70,000  Newmont Mining Corp.                                                              1,125
     270,000  Novagold Resources, Inc.*                                                           975
                                                                                          -----------
                                                                                                5,432
                                                                                          -----------
              Total Materials                                                                   5,432
                                                                                          -----------
              Total Common Stocks (cost: $26,601)                                              18,859
                                                                                          -----------
              PREFERRED STOCKS (4.8%)

              CONSUMER STAPLES (2.4%)
              -----------------------
              AGRICULTURAL PRODUCTS (2.4%)
      20,000  Dairy Farmers of America, Inc., 7.88%, cumulative redeemable, perpetual (a)       2,131
                                                                                          -----------

================================================================================

3  | USAA Flexible Income Fund

================================================================================

                                                                                               MARKET
NUMBER                                                                                          VALUE
OF SHARES     SECURITY                                                                          (000)
-----------------------------------------------------------------------------------------------------
              ENERGY (1.3%)
              -------------
              OIL & GAS EXPLORATION & PRODUCTION (1.3%)
      3,000   Chesapeake Energy Corp., 5.75%, perpetual (a)                               $     1,204
                                                                                          -----------
              FINANCIALS (1.1%)
              -----------------
              THRIFTS & MORTGAGE FINANCE (1.1%)
    200,000   Freddie Mac, 8.38%, perpetual* (q)                                                  982
                                                                                          -----------
              Total Preferred Stocks (cost: $6,057)                                             4,317
                                                                                          -----------
              INVESTMENT COMPANIES (3.8%)
    239,700   Nuveen Municipal Opportunity Fund, Inc. (cost: $3,325)                            3,377
                                                                                          -----------
              Total Equity Securities (cost: $35,983)                                          26,553
                                                                                          -----------
              MONEY MARKET INSTRUMENTS (4.5%)

              MONEY MARKET FUNDS (4.5%)
  4,003,854   State Street Institutional Liquid Reserves Fund Premier Class, 0.13% (r)          4,004
                                                                                          -----------
              Total Money Market Instruments (cost: $4,004)                                     4,004
                                                                                          -----------

              TOTAL INVESTMENTS (COST: $103,510)                                          $    85,314
                                                                                          -----------

                                                                                         UNREALIZED
 NUMBER OF                                                                             APPRECIATION/
 CONTRACTS                                         EXPIRATION          CONTRACT        (DEPRECIATION)
LONG/(SHORT)                                          DATE            VALUE (000)           (000)
-----------------------------------------------------------------------------------------------------
             FUTURES (13.2%)
        (30) Japanese Yen Currency                 12/14/2015         $   (3,129)                (15)
       (105) Russell 2000 Mini                     12/18/2015            (11,507)                537
         40  Yen Denominated Nikkei                12/10/2015              2,917                 (68)
                                                                      ----------       -------------

             TOTAL FUTURES                                            $  (11,719)      $         454
                                                                      ==========       =============

================================================================================

                                                   Portfolio of Investments |  4

================================================================================

($ IN 000s)                                               VALUATION HIERARCHY
                                                          -------------------

                                             (LEVEL 1)         (LEVEL 2)          (LEVEL 3)
                                           QUOTED PRICES         OTHER           SIGNIFICANT
                                             IN ACTIVE        SIGNIFICANT       UNOBSERVABLE
                                              MARKETS         OBSERVABLE           INPUTS
                                           FOR IDENTICAL        INPUTS
ASSETS                                        ASSETS                                                   TOTAL
------------------------------------------------------------------------------------------------------------
Bonds:
 Corporate Obligations                     $          --       $   21,655        $     1,219     $    22,874
 Eurodollar and Yankee Obligations                    --            4,565                 --           4,565
 Collateralized Mortgage Obligations                  --            3,715                 --           3,715
 Commercial Mortgage Securities                       --            7,297                 --           7,297
 U.S. Treasury Securities                          2,047           14,259                 --          16,306
Equity Securities:
 Common Stocks                                    18,859               --                 --          18,859
 Preferred Stocks                                     --            4,317                 --           4,317
 Investment Companies                              3,377               --                 --           3,377
Money Market Instruments:
 Money Market Funds                                4,004               --                 --           4,004
Futures(1)                                           537               --                 --             537
------------------------------------------------------------------------------------------------------------
Total                                      $      28,824       $   55,808        $     1,219     $    85,851
------------------------------------------------------------------------------------------------------------

LIABILITIES                                                                                            TOTAL
------------------------------------------------------------------------------------------------------------
Futures(1)                                 $         (83)      $       --        $        --     $       (83)
------------------------------------------------------------------------------------------------------------

(1)Futures are valued at the unrealized appreciation/depreciation on the investment.

Reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                                     CORPORATE OBLIGATIONS
------------------------------------------------------------------------------------------
Balance as of December 31, 2014                                                     $    -
Purchases                                                                            1,182
Sales                                                                                    -
Transfers into Level 3                                                                   -
Transfers out of Level 3                                                                 -
Net realized gain (loss) on investments                                                  -
Change in net unrealized appreciation/depreciation of investments                       37
------------------------------------------------------------------------------------------
Balance as of September 30, 2015                                                    $1,219
------------------------------------------------------------------------------------------

For the period of January 1, 2015, through September 30, 2015, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

5  | USAA Flexible Income Fund

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

September 30, 2015 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 54 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the USAA Flexible Income Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund consists of three classes of shares: Flexible Income Fund Shares (Fund Shares), Flexible Income Fund Institutional Shares (Institutional Shares), and Flexible Income Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA fund participating in a fund-of-funds investment strategy (USAA fund-of-funds). The Adviser Shares permit investors to purchase shares through financial intermediaries, including banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

================================================================================

6  | USAA Flexible Income Fund

================================================================================

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager will monitor for events that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities,

================================================================================

7  | USAA Flexible Income Fund

================================================================================

such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

6. Repurchase agreements are valued at cost.

7. Futures are valued at the last sale price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the last sale price on the prior trading date if it is within the spread between the closing bid and asked prices closest to the last reported sale price.

8. Options are valued by a pricing service at the National Best Bid/Offer (NBBO) composite price, which is derived from the best available bid and asked prices in all participating options exchanges determined to most closely reflect market value of the options at the time of computation of the Fund's NAV.

9. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes. Level 2 securities include preferred stocks, which are valued based on methods discussed in Note A2 and certain bonds, which are valued based on methods discussed in Note A5.

================================================================================

                                          Notes to Portfolio of Investments |  8

================================================================================

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

For the securities valued using significant unobservable inputs, market quotations were not available from the pricing services. As such, the securities were valued in good faith using methods determined by the Manager, under valuation procedures approved by the Board. The valuation of some securities falling in the Level 3 category are primarily supported by purchase price or quoted prices obtained from a broker-dealer participating in the market for these securities. However, these securities are included in the Level 3 category due to limited market transparency and/or a lack of corroboration to support the quoted prices.

Refer to the Portfolio of Investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

C. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES - The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, options on futures contracts, and forward currency contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange-listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the trade. The Fund's derivative agreements held at September 30, 2015, did not include master netting provisions.

FUTURES CONTRACTS - The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

================================================================================

9  | USAA Flexible Income Fund

================================================================================

D. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis or for delayed draws on loans can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund receives a commitment fee for delayed draws on loans. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis and delayed-draw loan commitments may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases and commitments while remaining substantially fully invested.

E. As of September 30, 2015, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the Portfolio of Investments. Gross unrealized appreciation and depreciation of investments as of September 30, 2015, were $1,241,000 and $19,437,000, respectively, resulting in net unrealized depreciation of $18,196,000.

F. The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $88,645,000 at September 30, 2015, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 12.2% of net assets at September 30, 2015.

CATEGORIES AND DEFINITIONS

EURODOLLAR AND YANKEE OBLIGATIONS - Eurodollar obligations are U.S. dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

COLLATERALIZED MORTGAGE OBLIGATIONS (CMOs) - Collateralized mortgage obligations are debt obligations of a legal entity that are fully collateralized by a portfolio of mortgages or mortgage-related securities. CMOs are issued in multiple classes (tranches), with specific adjustable or fixed interest rates, varying maturities, and must be fully retired no later than its final distribution date. The cash flow from the underlying mortgages is used to pay off each tranche separately. CMOs are designed to provide investors with more predictable maturities than regular mortgage securities but such maturities can be difficult to predict because of the effect of prepayments.

ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES - Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents the date the final principal payment will be made for the last outstanding loans in the pool. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and

================================================================================

                                         Notes to Portfolio of Investments |  10

================================================================================

unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS IOs) - Represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The purchase yield reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. Coupon rates after purchase vary from period to period. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. CMBS IOs are subject to default-related prepayments that may have a negative impact on yield.

PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
CAD     Canadian Dollar
DIP     Debtor-in-Possession
REIT    Real estate investment trust
STRIPS  Separate trading of registered interest and principal of securities

SPECIFIC NOTES

(a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.
(b) At September 30, 2015, the issuer was in default with respect to interest and/or principal payments.
(c) The security, or a portion thereof, is segregated to cover the value of open futures contracts at September 30, 2015.
(d) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the rate at September 30, 2015.
(e) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(f)  In U.S. dollars unless otherwise noted.
(g) Security was fair valued at September 30, 2015, by the Manager in accordance with valuation procedures approved by the Board. The total value of all such securities was $1,219,000, which represented 1.4% of the Fund's net assets.
(h) At September 30, 2015, the aggregate market value of securities purchased on a delayed-delivery basis was $195,000; all of which were when-issued securities.
(i) The Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower's discretion. At September 30, 2015, the Fund held unfunded or partially unfunded loan commitments of $195,000, which are held at par.

================================================================================

11  | USAA Flexible Income Fund

================================================================================

(j) The senior loan will settle after September 30, 2015, at which time the interest rate will be determined.
(k) Senior loan (loan) - is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at September 30, 2015. The weighted average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. The loan is deemed liquid by the Manager, under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.
(l) Pay-in-kind (PIK) - security in which the issuer will have or has the option to make all or a portion of the interest or dividend payments in additional securities.
(m) At September 30, 2015, the security, or a portion thereof, was segregated to cover delayed-delivery and/or when-issued purchases.
(n) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board. The aggregate market value of these securities at September 30, 2015, was $2,360,000, which represented 2.7% of the Fund's net assets.
(o) Securities with a value of $2,047,000 are segregated as collateral for initial margin requirements on open futures contracts.
(p) Zero-coupon security. Rate represents the effective yield at the date of purchase.
(q) Securities issued by government-sponsored enterprises are supported only by the right of the government-sponsored enterprise to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the government-sponsored enterprises' obligations, or by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury.
(r) Rate represents the money market fund annualized seven-day yield at September 30, 2015.
  *  Non-income-producing security.

================================================================================

                                         Notes to Portfolio of Investments |  12

[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA GLOBAL MANAGED VOLATILITY FUND
SEPTEMBER 30, 2015

                                                                      (Form N-Q)

88397-1115                                   (C)2015, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA GLOBAL MANAGED VOLATILITY FUND
September 30, 2015 (unaudited)

                                                                                                 MARKET
NUMBER                                                                                            VALUE
OF SHARES     SECURITY                                                                            (000)
-------------------------------------------------------------------------------------------------------
              EQUITY SECURITIES (99.2%)

              COMMON STOCKS (0.0%)

              FINANCIALS (0.0%)
              -----------------
              DIVERSIFIED BANKS (0.0%)
        198   Oversea-Chinese Banking Corp. Ltd.(a)                                           $       1
                                                                                              ---------
              REITs - DIVERSIFIED (0.0%)
     37,000   BGP Holdings plc, acquired 8/06/2009; cost: $0*(a),(b)                                 --
                                                                                              ---------
              Total Financials                                                                        1
                                                                                              ---------
              Total Common Stocks (cost: $1)                                                          1
                                                                                              ---------
              EXCHANGE-TRADED FUNDS (50.3%)
    245,000   iShares MSCI USA Minimum Volatility ETF                                             9,700
    207,400   iShares MSCI USA Momentum Factor ETF                                               14,147
    483,900   iShares MSCI USA Quality Factor ETF                                                29,252
     64,100   iShares MSCI USA Value Factor ETF                                                   3,843
     16,300   iShares Russell 1000 ETF                                                            1,745
    224,100   PowerShares FTSE RAFI U.S. 1000 Portfolio                                          18,580
    418,400   Schwab Fundamental U.S. Large Co. Index ETF                                        11,410
    101,200   Vanguard Total Stock Market ETF                                                     9,990
                                                                                              ---------
              Total Exchange-Traded Funds (cost: $105,724)                                       98,667
                                                                                              ---------

              INTERNATIONAL EXCHANGE-TRADED FUNDS (48.9%)
    587,100   iShares Core MSCI EAFE ETF                                                         31,005
    169,800   iShares Core MSCI Emerging Markets ETF                                              6,773
    221,800   iShares Currency Hedged MSCI EAFE ETF                                               5,452
    126,900   iShares MSCI EAFE Minimum Volatility ETF                                            7,917
     63,800   iShares MSCI Emerging Markets Minimum Volatility ETF                                3,179
    431,300   PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio                          15,419
    544,300   PowerShares FTSE RAFI Emerging Markets Portfolio                                    7,843
    638,300   Schwab Fundamental International Large Co. Index ETF                               15,153
      5,500   Vanguard FTSE Developed Markets ETF                                                   196
     30,900   Vanguard FTSE Emerging Markets ETF                                                  1,022
     38,400   WisdomTree Europe Hedged Equity Fund                                                2,099
                                                                                              ---------
              Total International Exchange-Traded Funds (cost: $110,701)                         96,058
                                                                                              ---------
              Total Equity Securities (cost: $216,426)                                          194,726
                                                                                              ---------

================================================================================

1  | USAA Global Managed Volatility Fund

================================================================================

                                                                                                 MARKET
NUMBER                                                                                            VALUE
OF SHARES     SECURITY                                                                            (000)
-------------------------------------------------------------------------------------------------------
              MONEY MARKET INSTRUMENTS (0.2%)

              MONEY MARKET FUNDS (0.2%)
    342,784   State Street Institutional Liquid Reserves Fund Premier Class, 0.13% (c)        $     343
              (cost: $343)                                                                    ---------

              TOTAL INVESTMENTS (COST: $216,769)                                              $ 195,069
                                                                                              =========

NUMBER
OF
CONTRACTS
-------------------------------------------------------------------------------------------------------
              PURCHASED OPTIONS (0.4%)
        100   Put - S&P 500 Index expiring January 15, 2016 at 1900                                 824
                                                                                              ---------

              TOTAL PURCHASED OPTIONS (COST: $560)                                            $     824
                                                                                              =========

($ IN 000s)                                            VALUATION HIERARCHY
                                                      ---------------------

                                            (LEVEL 1)        (LEVEL 2)        (LEVEL 3)
                                          QUOTED PRICES        OTHER         SIGNIFICANT
                                            IN ACTIVE       SIGNIFICANT     UNOBSERVABLE
                                             MARKETS        OBSERVABLE         INPUTS
                                          FOR IDENTICAL       INPUTS
ASSETS                                       ASSETS                                               TOTAL
-------------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                           $        --       $       1       $       --       $        1
  Exchange-Traded Funds                        98,667              --               --           98,667
  International Exchange-Traded Funds          96,058              --               --           96,058
Money Market Instruments:
  Money Market Funds                              343              --               --              343
Purchased Options                                 824              --               --              824
-------------------------------------------------------------------------------------------------------
Total                                     $   195,892       $       1       $       --       $  195,893
-------------------------------------------------------------------------------------------------------

For the period of January 1, 2015, through September 30, 2015, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                   Portfolio of Investments |  2

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

September 30, 2015 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 54 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the USAA Global Managed Volatility Fund (the
Fund), which is classified as diversified under the 1940 Act.

The Fund consists of two classes of shares: Global Managed Volatility Fund Shares (Fund Shares) and Global Managed Volatility Fund Institutional Shares (Institutional Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA Fund participating in a fund-of-funds investment strategy (USAA fund-of-funds).

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund.

================================================================================

3  | USAA Global Managed Volatility Fund

================================================================================

Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager will monitor for events that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

================================================================================

                                          Notes to Portfolio of Investments |  4

================================================================================

6. Repurchase agreements are valued at cost.

7. Futures are valued at the last sale price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the last sale price on the prior trading date if it is within the spread between the closing bid and asked prices closest to the last reported sale price.

8. Options are valued by a pricing service at the National Best Bid/Offer (NBBO) composite price, which is derived from the best available bid and asked prices in all participating options exchanges determined to most closely reflect market value of the options at the time of computation of the Fund's NAV.

9. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes. Level 2 securities include common stocks, which are valued based on methods discussed in Note A2.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

================================================================================

5  | USAA Global Managed Volatility Fund

================================================================================

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES - The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, and options on futures contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange-listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the trade. The Fund's derivative agreements held at September 30, 2015, did not include master netting provisions.

OPTIONS TRANSACTIONS - The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may use options on underlying instruments, namely, equity securities, ETFs, and equity indexes, to gain exposure to, or hedge against, changes in the value of equity securities, ETFs, or equity indexes. A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying instrument at a specified price during a specified period. Conversely, a put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying instrument at a specified price during a specified period. The purchaser of the option pays a premium to the writer of the option.

Premiums paid for purchased options are recorded as an investment. If a purchased option expires unexercised, the premium paid is recognized as a realized loss. If a purchased call option on a security is exercised, the cost of the security acquired includes the exercise price and the premium paid. If a purchased put option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium paid. The risk associated with purchasing a call or put option is limited to the premium paid.

Premiums received from writing options are recorded as a liability. If a written option expires unexercised, the premium received is recognized as a realized gain. If a written call option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium received. If a written put option on a security is exercised, the cost of the security acquired is the exercise price paid less the premium received. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

In an attempt to reduce the Fund's volatility over time, the Fund may implement a strategy that involves purchasing and selling options on indexes or ETFs that represent the Fund's exposure against a highly correlated stock portfolio. The combination of the diversified stock portfolio with index or ETF options is designed to provide the Fund with consistent returns over a wide range of equity market environments. This strategy may not fully protect the Fund against declines in the portfolio's value, and the Fund could experience a loss. Options on ETFs are similar to options on individual securities in that the holder of the ETF call (or put) has the right to receive (or sell) shares

================================================================================

                                          Notes to Portfolio of Investments |  6

================================================================================

of the underlying ETF at the strike price on or before exercise date. Options on securities indexes are different from options on individual securities in that the holder of the index option has the right to receive an amount of cash equal to the difference between the exercise price and the settlement value of the underlying index as defined by the exchange. If an index option is exercised, the realized gain or loss is determined by the exercise price, the settlement value, and the premium amount paid or received.

D. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

E. As of September 30, 2015, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the Portfolio of Investments. Gross unrealized appreciation and depreciation of investments as of September 30, 2015, were $264,000 and $21,700,000, respectively, resulting in net unrealized depreciation of $21,436,000.

F. The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $196,223,000 at September 30, 2015, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 48.9% of net assets at September 30, 2015.

The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an ETF in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

REIT - Real estate investment trust

SPECIFIC NOTES
(a) Security was fair valued at September 30, 2015, by the Manager in accordance with valuation procedures approved by the Board. The total value of all such securities was $1,000, which represented less than 0.1% of the Fund's net assets.
(b) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board. The aggregate market value of this security at September 30, 2015, was zero.
(c) Rate represents the money market fund annualized seven-day yield at September 30, 2015.
*   Non-income-producing security.

================================================================================

7  | USAA Global Managed Volatility Fund

[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
3RD QUARTER

USAA REAL RETURN FUND
SEPTEMBER 30, 2015

                                                                      (Form N-Q)

94427-1115                                   (C)2015, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA REAL RETURN FUND
September 30, 2015 (unaudited)

                                                                                               MARKET
NUMBER                                                                                          VALUE
OF SHARES     SECURITY                                                                          (000)
-----------------------------------------------------------------------------------------------------
              U.S. EQUITY SECURITIES (16.1%)

              COMMON STOCKS (12.6%)

              CONSUMER DISCRETIONARY (0.9%)
              -----------------------------
              ADVERTISING (0.1%)
      6,600   Omnicom Group, Inc.                                                         $       435
                                                                                          -----------
              AUTO PARTS & EQUIPMENT (0.2%)
     16,500   Johnson Controls, Inc.                                                              682
                                                                                          -----------
              AUTOMOBILE MANUFACTURERS (0.1%)
     34,900   Ford Motor Co.                                                                      474
                                                                                          -----------
              HOTELS, RESORTS & CRUISE LINES (0.3%)
     17,100   Carnival Corp.                                                                      850
                                                                                          -----------
              SPECIALIZED CONSUMER SERVICES (0.2%)
     20,000   H&R Block, Inc.                                                                     724
                                                                                          -----------
              Total Consumer Discretionary                                                      3,165
                                                                                          -----------
              CONSUMER STAPLES (0.7%)
              -----------------------
              DRUG RETAIL (0.3%)
     12,000   Walgreens Boots Alliance, Inc.                                                      997
                                                                                          -----------
              FOOD DISTRIBUTORS (0.1%)
     11,700   Sysco Corp.                                                                         456
                                                                                          -----------
              HOUSEHOLD PRODUCTS (0.1%)
      5,900   Procter & Gamble Co.                                                                424
                                                                                          -----------
              HYPERMARKETS & SUPER CENTERS (0.1%)
      5,200   Wal-Mart Stores, Inc.                                                               337
                                                                                          -----------
              TOBACCO (0.1%)
      3,600   Philip Morris International, Inc.                                                   286
                                                                                          -----------
              Total Consumer Staples                                                            2,500
                                                                                          -----------
              ENERGY (1.1%)
              -------------
              INTEGRATED OIL & GAS (0.8%)
     16,100   Chevron Corp.                                                                     1,270
     19,800   Occidental Petroleum Corp.                                                        1,310
                                                                                          -----------
                                                                                                2,580
                                                                                          -----------
              OIL & GAS DRILLING (0.1%)
     22,500   Transocean Ltd.                                                                     291
                                                                                          -----------
              OIL & GAS EXPLORATION & PRODUCTION (0.2%)
     10,000   ConocoPhillips                                                                      479
     19,200   Marathon Oil Corp.                                                                  296
                                                                                          -----------
                                                                                                  775
                                                                                          -----------
              Total Energy                                                                      3,646
                                                                                          -----------

================================================================================

1  | USAA Real Return Fund

================================================================================

                                                                                               MARKET
NUMBER                                                                                          VALUE
OF SHARES     SECURITY                                                                          (000)
-----------------------------------------------------------------------------------------------------
              FINANCIALS (2.5%)
              -----------------
              ASSET MANAGEMENT & CUSTODY BANKS (0.1%)
      3,600   State Street Corp.                                                          $       242
                                                                                          -----------
              CONSUMER FINANCE (0.2%)
      9,100   Capital One Financial Corp.                                                         660
                                                                                          -----------
              DIVERSIFIED BANKS (0.8%)
     31,900   JPMorgan Chase & Co.                                                              1,945
     17,600   Wells Fargo & Co.                                                                   904
                                                                                          -----------
                                                                                                2,849
                                                                                          -----------
              LIFE & HEALTH INSURANCE (0.4%)
     29,700   MetLife, Inc.                                                                     1,400
                                                                                          -----------
              REGIONAL BANKS (1.0%)
     31,100   BB&T Corp.                                                                        1,107
     17,200   Fifth Third Bancorp                                                                 325
     22,800   KeyCorp                                                                             297
     25,525   People's United Financial, Inc.                                                     402
     15,000   PNC Financial Services Group, Inc.                                                1,338
                                                                                          -----------
                                                                                                3,469
                                                                                          -----------
              Total Financials                                                                  8,620
                                                                                          -----------
              HEALTH CARE (2.1%)
              ------------------
              HEALTH CARE EQUIPMENT (0.2%)
      9,300   Medtronic plc                                                                       623
                                                                                          -----------
              PHARMACEUTICALS (1.9%)
     40,200   AbbVie, Inc.                                                                      2,187
     15,400   Johnson & Johnson                                                                 1,438
     25,900   Merck & Co., Inc.                                                                 1,279
     52,700   Pfizer, Inc.                                                                      1,655
                                                                                          -----------
                                                                                                6,559
                                                                                          -----------
              Total Health Care                                                                 7,182
                                                                                          -----------
              INDUSTRIALS (2.2%)
              ------------------
              AEROSPACE & DEFENSE (0.5%)
      7,000   Raytheon Co.                                                                        765
      9,500   United Technologies Corp.                                                           845
                                                                                          -----------
                                                                                                1,610
                                                                                          -----------
              AIR FREIGHT & LOGISTICS (0.1%)
      5,300   United Parcel Service, Inc. "B"                                                     523
                                                                                          -----------
              CONSTRUCTION MACHINERY & HEAVY TRUCKS (0.1%)
      3,500   Caterpillar, Inc.                                                                   229
                                                                                          -----------
              ELECTRICAL COMPONENTS & EQUIPMENT (0.4%)
     25,100   Eaton Corp. plc                                                                   1,288
                                                                                          -----------
              ENVIRONMENTAL & FACILITIES SERVICES (0.3%)
     23,600   Republic Services, Inc.                                                             972
                                                                                          -----------
              INDUSTRIAL CONGLOMERATES (0.7%)
     95,100   General Electric Co.                                                              2,398
                                                                                          -----------
              INDUSTRIAL MACHINERY (0.1%)
      2,500   Parker-Hannifin Corp.                                                               243
      3,400   Stanley Black & Decker, Inc.                                                        330
                                                                                          -----------
                                                                                                  573
                                                                                          -----------
              Total Industrials                                                                 7,593
                                                                                          -----------

================================================================================

                                                   Portfolio of Investments |  2

================================================================================

                                                                                               MARKET
NUMBER                                                                                          VALUE
OF SHARES     SECURITY                                                                          (000)
-----------------------------------------------------------------------------------------------------
              INFORMATION TECHNOLOGY (2.5%)
              -----------------------------
              COMMUNICATIONS EQUIPMENT (0.7%)
     67,910   Cisco Systems, Inc.                                                         $     1,783
      9,200   QUALCOMM, Inc.                                                                      494
                                                                                          -----------
                                                                                                2,277
                                                                                          -----------
              SEMICONDUCTORS (0.8%)
     53,500   Intel Corp.                                                                       1,613
     20,200   Texas Instruments, Inc.                                                           1,000
                                                                                          -----------
                                                                                                2,613
                                                                                          -----------
              SYSTEMS SOFTWARE (0.5%)
     42,000   Microsoft Corp.                                                                   1,859
                                                                                          -----------
              TECHNOLOGY HARDWARE, STORAGE, & PERIPHERALS (0.5%)
     46,000   Hewlett-Packard Co.                                                               1,178
     15,200   Seagate Technology plc                                                              681
                                                                                          -----------
                                                                                                1,859
                                                                                          -----------
              Total Information Technology                                                      8,608
                                                                                          -----------
              MATERIALS (0.3%)
              ----------------
              DIVERSIFIED METALS & MINING (0.1%)
     42,800   Freeport-McMoRan, Inc.                                                              415
                                                                                          -----------
              PAPER PACKAGING (0.1%)
      6,800   Bemis Co., Inc.                                                                     269
                                                                                          -----------
              PRECIOUS METALS & MINERALS (0.1%)
     19,600   Tahoe Resources, Inc.                                                               151
                                                                                          -----------
              Total Materials                                                                     835
                                                                                          -----------
              TELECOMMUNICATION SERVICES (0.2%)
              ---------------------------------
              INTEGRATED TELECOMMUNICATION SERVICES (0.2%)
     15,381   Verizon Communications, Inc.                                                        669
                                                                                          -----------
              UTILITIES (0.1%)
              ----------------
              MULTI-UTILITIES (0.1%)
     14,100   CenterPoint Energy, Inc.                                                            254
                                                                                          -----------
              Total Common Stocks (cost: $38,338)                                              43,072
                                                                                          -----------
              PREFERRED STOCKS (0.1%)

              ENERGY (0.1%)
              -------------
              OIL & GAS EXPLORATION & PRODUCTION (0.1%)
      1,000   Chesapeake Energy Corp., 5.75%, perpetual (a) (cost: $987)                          401
                                                                                          -----------
              EXCHANGE-TRADED FUNDS (0.2%)
     11,800   Energy Select Sector SPDR ETF (cost: $998)                                          722
                                                                                          -----------
              FIXED-INCOME EXCHANGE-TRADED FUNDS (3.2%)
     12,300   iShares iBoxx High Yield Corporate Bond ETF                                       1,024
      9,000   iShares iBoxx Investment Grade Corporate Bond ETF                                 1,045
     80,600   iShares TIPS Bond ETF                                                             8,922
                                                                                          -----------
              Total Fixed-Income Exchange-Traded Funds (cost: $11,239)                         10,991
                                                                                          -----------
              Total U.S. Equity Securities (cost: $51,562)                                     55,186
                                                                                          -----------

================================================================================

3  | USAA Real Return Fund

================================================================================

                                                                                               MARKET
NUMBER                                                                                          VALUE
OF SHARES     SECURITY                                                                          (000)
-----------------------------------------------------------------------------------------------------
              INTERNATIONAL EQUITY SECURITIES (12.2%)

              COMMON STOCKS (2.0%)

              CONSUMER STAPLES (0.2%)
              -----------------------
              PERSONAL PRODUCTS (0.2%)
     17,000   Unilever N.V.                                                               $       683
                                                                                          -----------
              ENERGY (0.3%)
              -------------
              INTEGRATED OIL & GAS (0.3%)
     25,383   Royal Dutch Shell plc ADR "A"                                                     1,203
                                                                                          -----------
              FINANCIALS (0.3%)
              -----------------
              DIVERSIFIED BANKS (0.3%)
     31,500   HSBC Holdings plc ADR                                                             1,193
                                                                                          -----------
              HEALTH CARE (0.5%)
              ------------------
              PHARMACEUTICALS (0.5%)
     13,900   Novartis AG ADR                                                                   1,278
      5,800   Sanofi ADR                                                                          275
                                                                                          -----------
                                                                                                1,553
                                                                                          -----------
              Total Health Care                                                                 1,553
                                                                                          -----------
              MATERIALS (0.2%)
              ----------------
              DIVERSIFIED METALS & MINING (0.2%)
     18,700   Rio Tinto plc ADR                                                                   633
                                                                                          -----------
              TELECOMMUNICATION SERVICES (0.4%)
              ---------------------------------
              WIRELESS TELECOMMUNICATION SERVICES (0.4%)
     17,600   Rogers Communications, Inc. "B"                                                     607
     26,600   Vodafone Group plc ADR                                                              844
                                                                                          -----------
                                                                                                1,451
                                                                                          -----------
              Total Telecommunication Services                                                  1,451
                                                                                          -----------
              UTILITIES (0.1%)
              ----------------
              MULTI-UTILITIES (0.1%)
      4,000   National Grid plc ADR                                                               279
                                                                                          -----------
              Total Common Stocks (cost: $8,121)                                                6,995
                                                                                          -----------
              EXCHANGE-TRADED FUNDS (9.7%)
     76,500   EGShares Emerging Markets Consumer ETF                                            1,665
    494,700   iShares Core MSCI Emerging Markets ETF                                           19,734
     58,139   iShares MSCI Turkey ETF                                                           2,124
    123,000   PowerShares FTSE RAFI Emerging Markets Portfolio                                  1,772
     14,800   SPDR S&P China ETF                                                                1,021
     84,304   WisdomTree Emerging Markets High Dividend Fund                                    2,823
     80,000   WisdomTree Emerging Markets SmallCap Dividend Fund                                2,850
    150,000   WisdomTree India Earnings Fund                                                    2,988
                                                                                          -----------
              Total Exchange-Traded Funds (cost: $45,141)                                      34,977
                                                                                          -----------
              Total International Equity Securities (cost: $53,262)                            41,972
                                                                                          -----------

================================================================================

                                                   Portfolio of Investments |  4

================================================================================

                                                                                               MARKET
NUMBER                                                                                          VALUE
OF SHARES     SECURITY                                                                          (000)
-----------------------------------------------------------------------------------------------------
              PRECIOUS METALS AND COMMODITY-RELATED SECURITIES (17.1%)

              GOLD (0.6%)

              AFRICAN GOLD COMPANIES (0.1%)
     13,200   AngloGold Ashanti Ltd. ADR*                                                 $       108
     30,000   Gold Fields Ltd. ADR                                                                 80
                                                                                          -----------
                                                                                                  188
                                                                                          -----------
              AUSTRALIAN GOLD COMPANIES (0.1%)
     19,000   Newcrest Mining Ltd.*(b)                                                            172
                                                                                          -----------
              EUROPEAN GOLD COMPANIES (0.0%)
      2,600   Randgold Resources Ltd. ADR                                                         153
                                                                                          -----------
              NORTH AMERICAN GOLD COMPANIES (0.3%)
      4,100   Agnico-Eagle Mines Ltd.                                                             104
     15,000   Alamos Gold, Inc. "A"                                                                56
     10,707   Alamos Gold, Inc. "A"                                                                40
     70,000   B2Gold Corp.*                                                                        74
     11,200   Barrick Gold Corp.                                                                   71
     34,000   Centerra Gold, Inc.                                                                 192
     62,000   Dundee Precious Metals, Inc.*                                                       101
     51,000   Eldorado Gold Corp.                                                                 164
      7,400   Goldcorp, Inc.                                                                       93
     46,000   Kinross Gold Corp.*                                                                  79
     46,000   New Gold, Inc.*                                                                     104
      6,600   Newmont Mining Corp.                                                                106
      3,800   Royal Gold, Inc.                                                                    179
     56,000   SEMAFO, Inc.*                                                                       121
     39,000   Yamana Gold, Inc.                                                                    66
                                                                                          -----------
                                                                                                1,550
                                                                                          -----------
              SOUTH AMERICAN GOLD COMPANIES (0.1%)
     29,000   Compania de Minas Buenaventura S.A. ADR                                             173
                                                                                          -----------
              Total Gold (cost: $5,921)                                                         2,236
                                                                                          -----------
              SILVER (0.1%)
     21,000   Pan American Silver Corp.                                                           134
     13,100   Silver Wheaton Corp.                                                                157
                                                                                          -----------
              Total Silver (cost: $552)                                                           291
                                                                                          -----------
              EXCHANGE-TRADED FUNDS (16.4%)
    264,600   First Trust Global Tactical Commodity Strategy Fund*                              5,890
    400,000   iShares Gold Trust*                                                               4,312
     90,000   iShares Silver Trust*                                                             1,248
     11,300   Market Vectors Oil Service ETF                                                      311
  1,080,700   PowerShares DB Commodity Index Tracking Fund*                                    16,373
     46,100   SPDR S&P Oil & Gas Exploration & Production ETF                                   1,514
    465,500   United States Commodity Index Fund*                                              19,467
    202,400   WisdomTree Emerging Markets Local Debt Fund                                       7,013
                                                                                          -----------
              Total Exchange-Traded Funds (cost: $67,865)                                      56,128
                                                                                          -----------
              Total Precious Metals and Commodity-Related Securities (cost: $74,338)           58,655
                                                                                          -----------

================================================================================

5  | USAA Real Return Fund

================================================================================

                                                                                               MARKET
NUMBER                                                                                          VALUE
OF SHARES     SECURITY                                                                          (000)
-----------------------------------------------------------------------------------------------------
              GLOBAL REAL ESTATE EQUITY SECURITIES (9.8%)

              COMMON STOCKS (6.6%)

              REITs - DIVERSIFIED (0.6%)
    105,000   Cousins Properties, Inc.                                                    $       968
    110,000   Spirit Realty Capital, Inc.                                                       1,005
                                                                                          -----------
                                                                                                1,973
                                                                                          -----------
              REITs - HEALTH CARE (0.4%)
     20,000   Welltower, Inc.                                                                   1,354
                                                                                          -----------
              REITs - HOTEL & RESORT (0.3%)
     90,823   Sunstone Hotel Investors, Inc.                                                    1,202
                                                                                          -----------
              REITs - INDUSTRIAL (0.3%)
     30,000   ProLogis, Inc.                                                                    1,167
                                                                                          -----------
              REITs - OFFICE (0.9%)
     40,000   BioMed Realty Trust, Inc.                                                           799
     11,000   Boston Properties, Inc.                                                           1,303
     12,000   Vornado Realty Trust                                                              1,085
                                                                                          -----------
                                                                                                3,187
                                                                                          -----------
              REITs - RESIDENTIAL (1.6%)
     16,600   American Campus Communities, Inc.                                                   602
     10,000   AvalonBay Communities, Inc.                                                       1,748
     25,000   Equity LifeStyle Properties, Inc.                                                 1,464
     21,000   Equity Residential                                                                1,577
                                                                                          -----------
                                                                                                5,391
                                                                                          -----------
              REITs - RETAIL (1.9%)
     10,100   Federal Realty Investment Trust                                                   1,378
     40,000   Kimco Realty Corp.                                                                  977
     13,200   Regency Centers Corp.                                                               821
     18,602   Retail Properties of America "A"                                                    262
      7,000   Simon Property Group, Inc.                                                        1,286
     26,600   Tanger Factory Outlet Centers, Inc.                                                 877
      9,600   Taubman Centers, Inc.                                                               663
      6,000   Urban Edge Properties                                                               130
                                                                                          -----------
                                                                                                6,394
                                                                                          -----------
              REITs - SPECIALIZED (0.6%)
     10,020   American Tower Corp.                                                                881
      5,300   Public Storage                                                                    1,122
                                                                                          -----------
                                                                                                2,003
                                                                                          -----------
              Total Common Stocks (cost: $21,090)                                              22,671
                                                                                          -----------
              EXCHANGE-TRADED FUNDS (3.2%)
    146,700   Vanguard REIT ETF (cost: $12,155)                                                11,082
                                                                                          -----------
              Total Global Real Estate Equity Securities (cost: $33,245)                       33,753
                                                                                          -----------

================================================================================

                                                   Portfolio of Investments |  6

================================================================================

PRINCIPAL                                                                                                         MARKET
AMOUNT                                                                 COUPON                                      VALUE
(000)         SECURITY                                                   RATE              MATURITY                (000)
------------------------------------------------------------------------------------------------------------------------
              BONDS (42.9%)

              CORPORATE OBLIGATIONS (8.1%)

              CONSUMER DISCRETIONARY (0.3%)
              -----------------------------
              SPECIALTY STORES (0.3%)
$        928  Harbor Freight Tools USA, Inc. (c)                         4.75%            7/26/2019          $       933
                                                                                                             -----------
              ENERGY (1.6%)
              -------------
              OIL & GAS EQUIPMENT & SERVICES (0.1%)
         500  Exterran Partners, LP                                      6.00             4/01/2021                  425
                                                                                                             -----------
              OIL & GAS EXPLORATION & PRODUCTION (0.3%)
       1,000  QEP Resources, Inc. (d)                                    6.80             3/01/2020                  955
                                                                                                             -----------
              OIL & GAS STORAGE & TRANSPORTATION (1.2%)
       1,000  Energy Transfer Partners, LP                               3.32 (e)        11/01/2066                  740
       1,000  Enterprise Products Operating, LLC (d)                     7.00             6/01/2067                  910
       1,000  Genesis Energy, LP & Genesis Energy Finance
                  Corp.                                                  5.75             2/15/2021                  915
         819  NGPL PipeCo, LLC (c)                                       6.75             9/15/2017                  740
         250  NGPL PipeCo, LLC (a),(d)                                   9.63             6/01/2019                  239
         560  Targa Resources Partners, LP (d)                           6.88             2/01/2021                  544
                                                                                                             -----------
                                                                                                                   4,088
                                                                                                             -----------
              Total Energy                                                                                         5,468
                                                                                                             -----------
              FINANCIALS (2.6%)
              -----------------
              ASSET MANAGEMENT & CUSTODY BANKS (0.2%)
         793  Walter Investment Management Corp. (c)                     4.75            12/19/2020                  737
                                                                                                             -----------
              DIVERSIFIED BANKS (0.3%)
       1,100  JPMorgan Chase Capital XXI                                 1.25 (e)         1/15/2087                  857
                                                                                                             -----------
              MULTI-LINE INSURANCE (0.6%)
       1,000  Genworth Holdings, Inc. (d)                                6.15            11/15/2066                  465
       2,000  Glen Meadow Pass-Through Trust (a)                         6.51             2/12/2067                1,734
                                                                                                             -----------
                                                                                                                   2,199
                                                                                                             -----------
              PROPERTY & CASUALTY INSURANCE (0.5%)
         500  HSB Group, Inc. (b)                                        1.20 (e)         7/15/2027                  320
       1,564  Oil Insurance Ltd. (a)                                     3.31 (e)                 -(f)             1,333
                                                                                                             -----------
                                                                                                                   1,653
                                                                                                             -----------
              REGIONAL BANKS (1.0%)
       1,000  CoBank ACB (a)                                             0.94 (e)         6/15/2022                  946
       1,000  First Maryland Capital Trust I                             1.29 (e)         1/15/2027                  886
       2,000  KeyCorp Capital I                                          1.02 (e)         7/01/2028                1,678
                                                                                                             -----------
                                                                                                                   3,510
                                                                                                             -----------
              Total Financials                                                                                     8,956
                                                                                                             -----------
              HEALTH CARE (1.1%)
              ------------------
              HEALTH CARE FACILITIES (1.0%)
       1,000  HCA Holdings, Inc.                                         6.25             2/15/2021                1,068
         500  HCA, Inc.                                                  5.38             2/01/2025                  496
         500  HealthSouth Corp.                                          5.13             3/15/2023                  483
         500  Tenet Healthcare Corp. (a)                                 3.84 (e)         6/15/2020                  497

================================================================================

7  | USAA Real Return Fund

================================================================================

PRINCIPAL                                                                                                         MARKET
AMOUNT                                                                 COUPON                                      VALUE
(000)         SECURITY                                                   RATE              MATURITY                (000)
------------------------------------------------------------------------------------------------------------------------
$        750  Tenet Healthcare Corp.                                     6.00%           10/01/2020          $       793
                                                                                                             -----------
                                                                                                                   3,337
                                                                                                             -----------
              PHARMACEUTICALS (0.1%)
         500  Valeant Pharmaceuticals International, Inc. (a),(d)        6.75             8/15/2021                  506
                                                                                                             -----------
              Total Health Care                                                                                    3,843
                                                                                                             -----------
              INDUSTRIALS (0.3%)
              ------------------
              TRADING COMPANIES & DISTRIBUTORS (0.3%)
       1,000  ILFC E-Capital Trust I (a),(d)                             4.57 (e)        12/21/2065                  918
                                                                                                             -----------
              INFORMATION TECHNOLOGY (0.1%)
              -----------------------------
              DATA PROCESSING & OUTSOURCED SERVICES (0.1%)
         491  SunGard Data Systems, Inc. (d)                             7.38            11/15/2018                  502
                                                                                                             -----------
              MATERIALS (0.3%)
              ----------------
              METAL & GLASS CONTAINERS (0.3%)
         963  Anchor Glass Container Corp. (c)                           4.50             7/01/2022                  966
                                                                                                             -----------
              TELECOMMUNICATION SERVICES (0.4%)
              ---------------------------------
              INTEGRATED TELECOMMUNICATION SERVICES (0.2%)
       1,000  Frontier Communications Corp. (d)                          7.88             1/15/2027                  825
                                                                                                             -----------
              WIRELESS TELECOMMUNICATION SERVICES (0.2%)
         500  SBA Telecommunications, Inc.                               5.75             7/15/2020                  517
                                                                                                             -----------
              Total Telecommunication Services                                                                     1,342
                                                                                                             -----------
              UTILITIES (1.4%)
              ----------------
              INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.5%)
         750  AES Corp. (d)                                              7.38             7/01/2021                  782
       1,000  NRG Energy, Inc.                                           6.63             3/15/2023                  925
                                                                                                             -----------
                                                                                                                   1,707
                                                                                                             -----------
              MULTI-UTILITIES (0.9%)
       1,000  Dominion Resources, Inc.                                   2.63 (e)         9/30/2066                  785
       2,900  Puget Sound Energy, Inc. (d)                               6.97             6/01/2067                2,486
                                                                                                             -----------
                                                                                                                   3,271
                                                                                                             -----------
              Total Utilities                                                                                      4,978
                                                                                                             -----------
              Total Corporate Obligations (cost: $29,480)                                                         27,906
                                                                                                             -----------
              EURODOLLAR AND YANKEE OBLIGATIONS (2.1%)

              FINANCIALS (1.4%)
              -----------------
              DIVERSIFIED BANKS (0.5%)
       2,800  HSBC Bank plc                                              0.75 (e)                 -(f)             1,678
                                                                                                             -----------
              LIFE & HEALTH INSURANCE (0.3%)
       1,000  Great-West Life & Annuity Insurance Capital, LP (a)        7.15             5/16/2046                1,013
                                                                                                             -----------
              PROPERTY & CASUALTY INSURANCE (0.6%)
       2,000  QBE Capital Funding III Ltd. (a)                           7.25             5/24/2041                2,238
                                                                                                             -----------
              Total Financials                                                                                     4,929
                                                                                                             -----------

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

PRINCIPAL                                                                                                      MARKET
AMOUNT                                                                 COUPON                                   VALUE
(000)(i)      SECURITY                                                   RATE              MATURITY             (000)
---------------------------------------------------------------------------------------------------------------------
              INDUSTRIALS (0.4%)
              ------------------
              AIRLINES (0.3%)
$      1,000  Air Canada "C" Pass-Through Trust (a)                      5.00%            9/15/2020          $    986
                                                                                                             --------
              ELECTRICAL COMPONENTS & EQUIPMENT (0.1%)
         500  Sensata Technologies B.V. (a)                              5.00            10/01/2025               470
                                                                                                             --------
              Total Industrials                                                                                 1,456
                                                                                                             --------
              MATERIALS (0.3%)
              ----------------
              GOLD (0.3%)
       1,000  Eldorado Gold Corp. (a)                                    6.13            12/15/2020               880
                                                                                                             --------
              Total Eurodollar and Yankee Obligations (cost: $6,886)                                            7,265
                                                                                                             --------
              FOREIGN CORPORATE BONDS (3.4%)

              CONSUMER DISCRETIONARY (0.1%)
              -----------------------------
              AUTOMOBILE MANUFACTURERS (0.1%)
GBP      210  Volkswagen Financial Services N.V.                         1.25            12/15/2016               312
                                                                                                             --------
              CABLE & SATELLITE (0.0%)
GBP      120  Comcast Corp.                                              5.50            11/23/2029               223
                                                                                                             --------
              Total Consumer Discretionary                                                                        535
                                                                                                             --------
              CONSUMER STAPLES (1.0%)
              -----------------------
              BREWERS (0.3%)
EUR    1,000  Anheuser-Busch Inbev N.V.                                  1.95             9/30/2021             1,158
                                                                                                             --------
              DISTILLERS & VINTNERS (0.1%)
EUR      370  Bacardi Ltd.                                               2.75             7/03/2023               439
                                                                                                             --------
              HOUSEHOLD PRODUCTS (0.3%)
JPY  100,000  Procter & Gamble Co.                                       0.28             5/08/2020               836
                                                                                                             --------
              HYPERMARKETS & SUPER CENTERS (0.1%)
EUR      350  Wal-Mart Stores, Inc.                                      2.55             4/08/2026               426
                                                                                                             --------
              SOFT DRINKS (0.2%)
GBP      330  PepsiCo, Inc.                                              2.50            11/01/2022               498
                                                                                                             --------
              Total Consumer Staples                                                                            3,357
                                                                                                             --------
              ENERGY (0.1%)
              -------------
              OIL & GAS STORAGE & TRANSPORTATION (0.1%)
CAD      230  Trans-Canada Pipelines                                     3.65            11/15/2021               184
                                                                                                             --------
              FINANCIALS (1.2%)
              -----------------
              DIVERSIFIED BANKS (0.6%)
CNY    1,900  Bank of China Ltd.                                         3.45             1/16/2017               295
CAD      240  Bank of Nova Scotia                                        3.04            10/18/2024               185
JPY  100,000  Citigroup, Inc.                                            1.27             6/04/2018               852
GBP      127  Lloyds Bank plc                                            2.50             6/01/2022               189
GBP      130  Lloyds Bank plc                                            4.88             3/30/2027               237
EUR      360  Rabobank Nederland                                         3.75            11/09/2020               438
                                                                                                             --------
                                                                                                                2,196
                                                                                                             --------
              DIVERSIFIED REAL ESTATE ACTIVITIES (0.1%)
CAD      290  Brookfield Asset Management, Inc.                          3.95             4/09/2019               228
                                                                                                             --------
              LIFE & HEALTH INSURANCE (0.2%)
CAD      218  Great-West Lifeco, Inc.                                    4.65             8/13/2020               183

================================================================================

9  | USAA Real Return Fund

================================================================================

PRINCIPAL                                                                                                      MARKET
AMOUNT                                                                 COUPON                                   VALUE
(000)(i)      SECURITY                                                   RATE              MATURITY             (000)
---------------------------------------------------------------------------------------------------------------------
EUR      384  Met Life Global Funding I                                  0.88%            1/20/2022          $    411
                                                                                                             --------
                                                                                                                  594
                                                                                                             --------
              OTHER DIVERSIFIED FINANCIAL SERVICES (0.2%)
MXN    3,200  General Electric Capital Corp.                             8.87             6/02/2018               205
CAD      200  GE Capital Canada Funding Company                          5.73            10/22/2037               192
SEK    2,000  KFW                                                        5.00            12/01/2020               290
                                                                                                             --------
                                                                                                                  687
                                                                                                             --------
              PROPERTY & CASUALTY INSURANCE (0.1%)
AUD      300  Suncorp-Metway Ltd.                                        3.75            11/05/2019               218
                                                                                                             --------
              Total Financials                                                                                  3,923
                                                                                                             --------
              GOVERNMENT (0.4%)
              -----------------
              FOREIGN GOVERNMENT (0.4%)
EUR      350  European Financial Stability Facility                      2.63             5/02/2019               428
EUR      700  European Union                                             2.75             9/21/2021               896
                                                                                                             --------
                                                                                                                1,324
                                                                                                             --------
              Total Government                                                                                  1,324
                                                                                                             --------
              HEALTH CARE (0.2%)
              ------------------
              BIOTECHNOLOGY (0.1%)
EUR      370  Amgen, Inc.                                                2.13             9/13/2019               434
                                                                                                             --------
              PHARMACEUTICALS (0.1%)
EUR      350  Teva Pharmaceutical Finance IV B.V.                        2.88             4/15/2019               414
                                                                                                             --------
              Total Health Care                                                                                   848
                                                                                                             --------
              MATERIALS (0.4%)
              ----------------
              DIVERSIFIED METALS & MINING (0.3%)
AUD      480  BHP Billiton Finance Ltd.                                  3.75            10/18/2017               342
EUR      350  BHP Billiton Finance Ltd.                                  3.25             9/24/2027               427
EUR      380  Glencore Finance Dubai Ltd.                                1.75 (g)         5/19/2016               414
                                                                                                             --------
                                                                                                                1,183
                                                                                                             --------
              STEEL (0.1%)
EUR      370  Vale S.A.                                                  3.75             1/10/2023               359
                                                                                                             --------
              Total Materials                                                                                   1,542
                                                                                                             --------
              Total Foreign Corporate Bonds (cost: $13,024)                                                    11,713
                                                                                                             --------
              FOREIGN GOVERNMENT OBLIGATIONS (1.0%)
CNY    1,500  China Government Bond                                      3.00             5/21/2020               232
CAD       50  Financement-Quebec                                         2.40            12/01/2018                39
JPY   40,950  Japan                                                      1.30             3/20/2019               356
JPY   38,550  Japan                                                      2.20             6/22/2020               354
JPY   42,450  Japan                                                      0.80             6/20/2022               371
JPY   41,000  Japan                                                      1.60             6/20/2030               385
PLN      931  Poland Government Bond                                     3.75             4/25/2018               256
CAD      185  Province of British Columbia                               5.70             6/18/2029               185
CAD      245  Province of Ontario                                        2.85             6/02/2023               193
AUD      215  Queensland Treasury Corp.                                  6.00             4/21/2016               154
EUR      340  Republic of Austria (a)                                    3.15             6/20/2044               516
GBP      130  UK Treasury                                                3.75             9/07/2020               222
                                                                                                             --------
                                                                                                                3,263
                                                                                                             --------
              Total Foreign Government Obligations (cost: $3,746)                                               3,263
                                                                                                             --------

================================================================================

                                                  Portfolio of Investments |  10

================================================================================

PRINCIPAL                                                                                                         MARKET
AMOUNT                                                                 COUPON                                      VALUE
(000)         SECURITY                                                   RATE              MATURITY                (000)
------------------------------------------------------------------------------------------------------------------------
              ASSET-BACKED SECURITIES (0.8%)

              FINANCIALS (0.8%)
              -----------------
              ASSET-BACKED FINANCING (0.8%)
$        189  Arran Residential Mortgages Funding plc (a)                1.78% (e)       11/19/2047          $       190
       1,391  Nelnet Student Loan Trust (a)                              0.79 (e)         6/25/2041                1,356
       1,277  Trip Rail Master Funding, LLC (a)                          2.53 (e)         7/15/2041                1,299
                                                                                                             -----------
                                                                                                                   2,845
                                                                                                             -----------
              Total Financials                                                                                     2,845
                                                                                                             -----------
              Total Asset-Backed Securities (cost: $2,904)                                                         2,845
                                                                                                             -----------
              COMMERCIAL MORTGAGE SECURITIES (1.1%)

              FINANCIALS (1.1%)
              -----------------
              COMMERCIAL MORTGAGE-BACKED SECURITIES (1.1%)
       1,000  GE Capital Commercial Mortgage Corp.                       5.46             3/10/2044                1,000
       1,000  J.P. Morgan Chase Commercial Mortgage
                    Securities Corp.                                     5.57             4/15/2043                1,009
         142  Merrill Lynch Mortgage Trust                               5.14             7/12/2038                  142
         500  Merrill Lynch Mortgage Trust                               5.87             5/12/2039                  503
       1,000  Morgan Stanley Capital I Trust                             5.67             3/12/2044                1,005
                                                                                                             -----------
                                                                                                                   3,659
                                                                                                             -----------
              Total Financials                                                                                     3,659
                                                                                                             -----------
              Total Commercial Mortgage Securities (cost: $3,625)                                                  3,659
                                                                                                             -----------
              U.S. TREASURY SECURITIES (26.4%)

              INFLATION-INDEXED NOTES (26.4%)
          31  1.38%, 7/15/2018                                                                                        32
         239  2.13%, 1/15/2019                                                                                       255
       3,565  0.13%, 4/15/2019                                                                                     3,554
       2,665  1.88%, 7/15/2019                                                                                     2,847
       4,791  1.38%, 1/15/2020                                                                                     5,032
       8,935  1.25%, 7/15/2020                                                                                     9,389
       7,007  1.13%, 1/15/2021                                                                                     7,289
       6,802  0.63%, 7/15/2021                                                                                     6,904
       7,374  0.13%, 1/15/2022                                                                                     7,193
       4,769  0.13%, 7/15/2022                                                                                     4,655
       7,771  0.13%, 1/15/2023                                                                                     7,501
       5,009  0.38%, 7/15/2023                                                                                     4,927
       2,067  0.63%, 1/15/2024                                                                                     2,059
       1,969  0.13%, 7/15/2024                                                                                     1,881
         660  2.38%, 1/15/2025                                                                                       760
       1,053  2.00%, 1/15/2026                                                                                     1,183
         729  2.38%, 1/15/2027                                                                                       854
         592  1.75%, 1/15/2028                                                                                       656
         794  3.63%, 4/15/2028                                                                                     1,053
       6,906  2.50%, 1/15/2029                                                                                     8,298
         823  3.88%, 4/15/2029                                                                                     1,137
         358  3.38%, 4/15/2032                                                                                       491
         233  2.13%, 2/15/2040                                                                                       275
       1,325  2.13%, 2/15/2041                                                                                     1,575
       1,745  0.75%, 2/15/2042                                                                                     1,531
       5,211  0.63%, 2/15/2043                                                                                     4,402
       2,560  1.38%, 2/15/2044                                                                                     2,603

================================================================================

11  | USAA REAL RETURN FUND

================================================================================

PRINCIPAL                                                                                                         MARKET
AMOUNT                                                                 COUPON                                      VALUE
(000)         SECURITY                                                   RATE              MATURITY                (000)
------------------------------------------------------------------------------------------------------------------------
$      2,534  0.75%, 2/15/2045                                                                               $     2,203
                                                                                                             -----------
                                                                                                                  90,539
                                                                                                             -----------
              Total U.S. Treasury Securities (cost: $92,320)                                                      90,539
                                                                                                             -----------
              Total Bonds (cost: $151,985)                                                                       147,190
                                                                                                             -----------

NUMBER
OF SHARES
------------------------------------------------------------------------------------------------------------------------
              MONEY MARKET INSTRUMENTS (1.7%)

              MONEY MARKET FUNDS (1.7%)
   5,625,113  State Street Institutional Liquid Reserves Fund Premier Class, 0.13% (j)
              (cost: $5,625)                                                                                       5,625
                                                                                                             -----------

              TOTAL INVESTMENTS (COST: $370,017)                                                             $   342,381
                                                                                                             ===========

                                                                                                         UNREALIZED
 NUMBER OF                                                                                              APPRECIATION/
  CONTRACTS                                               EXPIRATION            CONTRACT               (DEPRECIATION)
LONG/(SHORT)                                                 DATE              VALUE (000)                  (000)
------------------------------------------------------------------------------------------------------------------------
              FUTURES (2.1%)(h)
          45  US Treasury Bond                            12/21/2015                7,080                        119
                                                                                    -----              -------------
              Total Futures                                                    $    7,080              $         119
                                                                                    =====              =============

($ IN 000s)                                               VALUATION HIERARCHY
                                                          -------------------

                                             (LEVEL 1)         (LEVEL 2)          (LEVEL 3)
                                           QUOTED PRICES         OTHER           SIGNIFICANT
                                             IN ACTIVE        SIGNIFICANT       UNOBSERVABLE
                                              MARKETS         OBSERVABLE           INPUTS
                                           FOR IDENTICAL        INPUTS
ASSETS                                         ASSETS                                                  TOTAL
------------------------------------------------------------------------------------------------------------
U.S. Equity Securities:
   Common Stocks                           $      43,072       $       --        $        --     $    43,072
   Preferred Stocks                                   --              401                 --             401
   Exchange-Traded Funds                             722               --                 --             722
   Fixed-Income Exchange-Traded Funds             10,991               --                 --          10,991
International Equity Securities:
   Common Stocks                                   6,995               --                 --           6,995
   Exchange-Traded Funds                          34,977               --                 --          34,977
Precious Metals and Commodity-Related
Securities:
   Gold                                            2,064              172                 --           2,236
   Silver                                            291               --                 --             291
   Exchange-Traded Funds                          56,128               --                 --          56,128
Global Real Estate Equity Securities:
   Common Stocks                                  22,671               --                 --          22,671
   Exchange-Traded Funds                          11,082               --                 --          11,082
Bonds:
   Corporate Obligations                              --           27,586                320          27,906
   Eurodollar and Yankee Obligations                  --            7,265                 --           7,265
   Foreign Corporate Bonds                            --           11,713                 --          11,713
   Foreign Government Obligations                     --            3,263                 --           3,263
   Asset-Backed Securities                            --            2,845                 --           2,845
   Commercial Mortgage Securities                     --            3,659                 --           3,659
   U.S. Treasury Securities                       90,539               --                 --          90,539

================================================================================

                                                  Portfolio of Investments |  12

================================================================================

Money Market Instruments:
  Money Market Funds                               5,625               --                 --           5,625
Futures(1)                                           119               --                 --             119
------------------------------------------------------------------------------------------------------------
Total                                      $     285,276       $   56,904        $       320     $   342,500
------------------------------------------------------------------------------------------------------------

(1)Futures are valued at the unrealized appreciation/depreciation on the investment.

Reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                                     CORPORATE OBLIGATIONS
------------------------------------------------------------------------------------------
Balance as of December 31, 2014                                                       $342
Purchases                                                                                -
Sales                                                                                    -
Transfers into Level 3                                                                   -
Transfers out of Level 3                                                                 -
Net realized gain (loss) on investments                                                  -
Change in net unrealized appreciation/depreciation of
investments                                                                            (22)
------------------------------------------------------------------------------------------
Balance as of September 30, 2015                                                      $320
------------------------------------------------------------------------------------------

For the period of January 1, 2015 through September 30, 2015, common stocks with a fair value of $692,000 were transferred from Level 1 to Level 2. Due to an assessment of events at the end of the current reporting period, these securities had adjustments to their foreign market closing prices to reflect changes in value that occurred after the close of foreign markets and prior to the close of the U.S. securities markets. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the even or circumstance that caused the transfer occurred.

================================================================================

13  | USAA Real Return Fund

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

September 30, 2015 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 54 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the USAA Real Return Fund (the Fund), which is classified as nondiversified under the 1940 Act.

The Fund consists of two classes of shares: Real Return Fund Shares (Fund Shares) and Real Return Fund Institutional Shares (Institutional Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA Fund participating in a fund-of-funds investment strategy (USAA fund-of-funds).

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the

================================================================================

14  | USAA Real Return Fund

================================================================================

Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuations procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

================================================================================

15  | USAA Real Return Fund

================================================================================

6. Repurchase agreements are valued at cost.

7. Options are valued by a pricing service at the National Best Bid/Offer (NBBO) composite price, which is derived from the best available bid and asked prices in all participating options exchanges determined to most closely reflect market value of the options at the time of computation of the Fund's NAV.

8. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes. Level 2 securities include certain equity securities, which are valued based on methods discussed in Note A2 and certain bonds, which are based on methods discussed in Note A5.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

For the securities valued using significant unobservable inputs, market quotations were not available from the pricing services. As such, the securities were valued in good faith using methods

================================================================================

                                         Notes to Portfolio of Investments |  16

================================================================================

determined by the Manager, under valuation procedures approved by the Board. The valuation of some securities falling in the Level 3 category are primarily supported by quoted prices obtained from a broker-dealer participating in the market for these securities. However, these securities are included in the Level 3 category due to limited market transparency and/or a lack of corroboration to support the quoted prices.

Refer to the Portfolio of Investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

C. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES - The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, and options on futures contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange-listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the trade. The Fund's derivative agreements held at September 30, 2015, did not include master netting provisions.

FUTURES CONTRACTS - The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

D. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis or for delayed draws on loans can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund receives a commitment fee for delayed draws on loans. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis and delayed-draw loan commitments may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases and commitments while remaining substantially fully invested.

================================================================================

17  | USAA Real Return Fund

================================================================================

E. As of September 30, 2015, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the Portfolio of Investments. Gross unrealized appreciation and depreciation of investments as of September 30, 2015, were $13,979,000 and $41,615,000, respectively, resulting in net unrealized depreciation of $27,636,000.

F. The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $343,212,000 at September 30, 2015, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 8.04% of net assets at September 30, 2015.

The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an ETF in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

CATEGORIES AND DEFINITIONS

EURODOLLAR AND YANKEE OBLIGATIONS - Eurodollar obligations are U.S. dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES - Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents the date the final principal payment will be made for the last outstanding loans in the pool. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

U.S. TREASURY INFLATION-INDEXED NOTES - Designed to provide a real rate of return after being adjusted over time to reflect the impact of inflation. Their principal value periodically adjusts to the rate of inflation. They trade at the prevailing real, or after-inflation, interest rates. The U.S. Treasury guarantees repayment of these securities of at least their face value in the event of sustained deflation or a drop in prices. Inflation adjustments to the face value of these securities are included in interest income.

PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

================================================================================

                                         Notes to Portfolio of Investments |  18

================================================================================

AUD   Australian Dollars
CAD   Canadian Dollars
CNY   China Yuan Renminbi
EUR   European Euros
GBP   UK Pound Sterling
JPY   Japanese Yen
MXN   Mexican Peso
PLN   Polish Zloty
REIT  Real estate investment trust
SEK   Swedish Krona
TIPS  Treasury Inflation Protected Securities

SPECIFIC NOTES

(a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Asset Management Company (the Manager) under liquidity guidelines approved by USAA Mutual Funds Trust's Board of Trustees (the Board), unless otherwise noted as illiquid.
(b) Security was fair valued at September 30, 2015, by the Manager in accordance with valuation procedures approved by the Board. The total value of all such securities was $492,000, which represented 0.1% of the Fund's net assets.
(c) Senior loan (loan) - is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at September 30, 2015. The weighted average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. The loan is deemed liquid by the Manager, under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.
(d) The security, or a portion thereof, is segregated to cover the value of open futures contracts at September 30, 2015.
(e) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the rate at
     September 30, 2015.
(f) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(g) Zero-coupon security. Rate represents the effective yield at the date of purchase.
(h) Cash with a value of $50,000 is segregated as collateral for initial margin requirements on open futures contracts.
(i   In U.S. Dollars unless otherwise noted.
(j) Rate represents the money market fund annualized seven-day yield at September 30, 2015.
*    Non-income-producing security.

================================================================================

19  | USAA Real Return Fund

[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA ULTRA SHORT-TERM BOND FUND
SEPTEMBER 30, 2015

                                                                      (Form N-Q)

94426-1115                                   (C)2015, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA ULTRA SHORT-TERM BOND FUND
September 30, 2015 (unaudited)

PRINCIPAL                                                                                                         MARKET
AMOUNT                                                                 COUPON                                      VALUE
(000)         SECURITY                                                   RATE              MATURITY                (000)
------------------------------------------------------------------------------------------------------------------------
              CORPORATE OBLIGATIONS (43.4%)

              CONSUMER DISCRETIONARY (4.1%)
              -----------------------------
              AUTOMOBILE MANUFACTURERS (0.2%)
$      1,000  Ford Motor Credit Co., LLC                                 1.56%(a)         5/09/2016          $    1,003
                                                                                                             ----------
              CABLE & SATELLITE (1.6%)
       4,000  CCO Safari II, LLC (b)                                     3.58             7/23/2020               3,974
       2,344  CSC Holdings, LLC (c)                                      1.94             4/17/2018               2,339
       1,000  NBCUniversal Enterprise, Inc. (b)                          0.83(a)          4/15/2016               1,001
                                                                                                             ----------
                                                                                                                  7,314
                                                                                                             ----------
              CASINOS & GAMING (0.4%)
       1,945  MGM Resorts International (c)                              2.94            12/20/2017               1,932
                                                                                                             ----------
              GENERAL MERCHANDISE STORES (0.4%)
       2,000  Dollar Tree, Inc. (c)                                      2.50             2/06/2020               1,999
                                                                                                             ----------
              HOTELS, RESORTS & CRUISE LINES (0.4%)
       1,865  Hyatt Hotels Corp.                                         3.88             8/15/2016               1,904
                                                                                                             ----------
              RESTAURANTS (0.7%)
       3,431  ARAMARK Services, Inc. (c)                                 3.25             9/07/2019               3,429
                                                                                                             ----------
              SPECIALTY STORES (0.4%)
       1,900  Staples, Inc.                                              2.75             1/12/2018               1,919
                                                                                                             ----------
              Total Consumer Discretionary                                                                       19,500
                                                                                                             ----------
              CONSUMER STAPLES (0.8%)
              -----------------------
              DRUG RETAIL (0.4%)
       2,000  CVS Health Corp.                                           2.25            12/05/2018               2,030
                                                                                                             ----------
              PACKAGED FOODS & MEAT (0.4%)
       2,000  Tyson Foods, Inc.                                          2.65             8/15/2019               2,017
                                                                                                             ----------
              Total Consumer Staples                                                                              4,047
                                                                                                             ----------
              ENERGY (4.7%)
              -------------
              OIL & GAS DRILLING (1.1%)
       1,000  Nabors Industries, Inc.                                    2.35             9/15/2016                 988
       1,694  Noble Holding International Ltd.                           2.50             3/15/2017               1,576
       2,500  Noble Holding International Ltd.                           7.50             3/15/2019               2,623
                                                                                                             ----------
                                                                                                                  5,187
                                                                                                             ----------
              OIL & GAS EQUIPMENT & SERVICES (0.7%)
       1,580  Cameron International Co.                                  1.40             6/15/2017               1,570
       2,000  Weatherford International Ltd.                             6.00             3/15/2018               2,026
                                                                                                             ----------
                                                                                                                  3,596
                                                                                                             ----------
              OIL & GAS EXPLORATION & PRODUCTION (1.2%)
       1,650  EQT Corp.                                                  5.15             3/01/2018               1,740
       2,000  Murphy Oil Corp.                                           2.50            12/01/2017               1,954

================================================================================

1  | USAA Ultra Short-Term Bond Fund

================================================================================

PRINCIPAL                                                                                                         MARKET
AMOUNT                                                                 COUPON                                      VALUE
(000)         SECURITY                                                   RATE              MATURITY                (000)
------------------------------------------------------------------------------------------------------------------------
$      2,000  QEP Resources, Inc.                                        6.80%            4/01/2018          $     1,950
                                                                                                             -----------
                                                                                                                   5,644
                                                                                                             -----------
              OIL & GAS STORAGE & TRANSPORTATION (1.7%)
       3,000  Boardwalk Pipelines, LLC                                   5.50             2/01/2017                3,089
       3,000  DCP Midstream Operating, LP                                2.50            12/01/2017                2,755
       1,000  Sabine Pass LNG, LP (b)                                    7.50            11/30/2016                1,027
       1,000  Sabine Pass LNG, LP                                        7.50            11/30/2016                1,028
         500  Targa Resources Partners, LP (b)                           5.00             1/15/2018                  479
                                                                                                             -----------
                                                                                                                   8,378
                                                                                                             -----------
              Total Energy                                                                                        22,805
                                                                                                             -----------
              FINANCIALS (21.6%)
              ------------------
              ASSET MANAGEMENT & CUSTODY BANKS (0.2%)
       1,000  State Street Bank & Trust Co.                              0.53(a)         12/08/2015                1,000
                                                                                                             -----------
              CONSUMER FINANCE (2.6%)
       6,000  American Express Bank, FSB                                 0.51(a)          6/12/2017                5,972
       2,000  Capital One Bank, N.A.                                     2.25             2/13/2019                1,995
       3,530  Capital One, N.A.                                          0.77(a)          3/22/2016                3,527
       1,000  Caterpillar Financial Services Corp.                       0.57(a)          2/26/2016                1,001
                                                                                                             -----------
                                                                                                                  12,495
                                                                                                             -----------
              DIVERSIFIED BANKS (5.4%)
       1,000  Bank of America Corp.                                      1.14(a)          3/22/2016                1,002
       3,250  Bank of America Corp.                                      0.65(a)          8/15/2016                3,239
       2,000  Bank of America Corp.                                      0.55(a)         10/14/2016                1,993
       1,000  Bank of America Corp.                                      1.33(a)          1/15/2019                1,009
       1,000  Citigroup, Inc.                                            1.25             1/15/2016                1,002
       5,000  Citigroup, Inc.                                            0.60(a)          6/09/2016                4,976
       1,000  Citigroup, Inc.                                            2.02(a)          5/15/2018                1,022
       1,000  Citigroup, Inc.                                            2.50             7/29/2019                1,007
       1,300  U.S. Bancorp                                               3.44             2/01/2016                1,311
       2,000  Wachovia Corp.                                             0.64(a)         10/28/2015                2,000
       3,000  Wachovia Corp.                                             0.66(a)         10/15/2016                2,995
       2,500  Wells Fargo & Co.                                          0.49(a)         10/28/2015                2,500
       2,000  Wells Fargo Bank, N.A.                                     0.53(a)          5/16/2016                1,998
                                                                                                             -----------
                                                                                                                  26,054
                                                                                                             -----------
              LIFE & HEALTH INSURANCE (1.1%)
       2,000  MetLife Global Funding I (b)                               1.88             6/22/2018                2,014
       1,000  New York Life Global Funding (b)                           0.80             2/12/2016                1,001
       1,000  Principal Life Global Funding II (b)                       1.00            12/11/2015                1,001
       1,000  Protective Life Corp.                                      6.40             1/15/2018                1,100
                                                                                                             -----------
                                                                                                                   5,116
                                                                                                             -----------
              MULTI-LINE INSURANCE (0.2%)
       1,000  MassMutual Global Funding, LLC (b)                         2.10             8/02/2018                1,014
                                                                                                             -----------
              OTHER DIVERSIFIED FINANCIAL SERVICES (1.7%)
       1,845  AWAS Finance Luxembourg 2012 S.A. (c)                      3.50             7/16/2018                1,841
       1,000  General Electric Capital Corp.                             0.93(a)         12/11/2015                1,001
       1,500  General Electric Capital Corp.                             0.48(a)          1/08/2016                1,500
       2,000  General Electric Capital Corp.                             0.94(a)          7/12/2016                2,008
       1,697  General Electric Capital Corp.                             0.67(a)         12/20/2016                1,703
                                                                                                             -----------
                                                                                                                   8,053
                                                                                                             -----------
              PROPERTY & CASUALTY INSURANCE (0.5%)
       2,000  Sirius International Group (b)                             6.38             3/20/2017                2,090
                                                                                                             -----------
              REGIONAL BANKS (6.8%)
       1,500  BOKF, N.A.                                                 1.01(a)          5/15/2017                1,485
       6,000  Branch Banking & Trust Co.                                 0.66(a)          9/13/2016                5,991
       4,000  Cullen/Frost Bankers, Inc.                                 0.85(a)          2/15/2017                3,971
       2,200  Fifth Third Bancorp                                        0.77(a)         12/20/2016                2,187

================================================================================

                                                   Portfolio of Investments |  2

================================================================================

PRINCIPAL                                                                                                         MARKET
AMOUNT                                                                 COUPON                                      VALUE
(000)         SECURITY                                                   RATE              MATURITY                (000)
------------------------------------------------------------------------------------------------------------------------
$      3,000  Fifth Third Bank                                           0.74%(a)         2/26/2016          $     3,000
       1,000  Fifth Third Bank                                           0.83(a)         11/18/2016                  999
       1,000  Fulton Financial Corp.                                     5.75             5/01/2017                1,053
       4,000  Huntington National Bank                                   1.35             8/02/2016                4,002
       2,000  MUFG Union Bank, N.A.                                      1.50             9/26/2016                2,009
       1,000  MUFG Union Bank, N.A.                                      2.63             9/26/2018                1,017
       1,661  National City Bank                                         0.69(a)         12/15/2016                1,655
       4,225  National City Bank                                         0.70(a)          6/07/2017                4,203
       1,000  PNC Bank, N.A.                                             2.20             1/28/2019                1,011
                                                                                                             -----------
                                                                                                                  32,583
                                                                                                             -----------
              REITs - DIVERSIFIED (0.7%)
         850  Mid-America Apartments, LP                                 5.50            10/01/2015                  850
       1,068  PPF Funding, Inc. (b)                                      5.63             1/15/2017                1,109
       1,423  PPF Funding, Inc. (b)                                      5.70             4/15/2017                1,489
                                                                                                             -----------
                                                                                                                   3,448
                                                                                                             -----------
              REITs - HOTEL & RESORT (0.2%)
       1,000  Hospitality Properties Trust                               5.63             3/15/2017                1,048
                                                                                                             -----------
              REITs - INDUSTRIAL (0.1%)
         600  Prologis, LP                                               4.00             1/15/2018                  627
                                                                                                             -----------
              REITs - OFFICE (0.5%)
       2,552  Mack-Cali Realty, LP                                       2.50            12/15/2017                2,548
                                                                                                             -----------
              REITs - RESIDENTIAL (0.3%)
       1,350  UDR, Inc.                                                  4.25             6/01/2018                1,429
                                                                                                             -----------
              REITs - RETAIL (0.5%)
         820  Equity One, Inc.                                           6.00             9/15/2017                  884
         905  Kimco Realty Corp.                                         5.58            11/23/2015                  911
         500  Realty Income Corp.                                        5.38             9/15/2017                  535
                                                                                                             -----------
                                                                                                                   2,330
                                                                                                             -----------
              THRIFTS & MORTGAGE FINANCE (0.8%)
       4,000  Chittenden Corp.                                           0.99(a)          2/14/2017                3,972
                                                                                                             -----------
              Total Financials                                                                                   103,807
                                                                                                             -----------
              HEALTH CARE (1.4%)
              ------------------
              HEALTH CARE FACILITIES (0.4%)
       1,970  HCA, Inc. (c)                                              2.94             3/31/2017                1,970
                                                                                                             -----------
              HEALTH CARE SERVICES (0.6%)
         768  Laboratory Corp. of America Holdings                       2.20             8/23/2017                  776
       2,000  Quest Diagnostics, Inc.                                    2.70             4/01/2019                2,018
                                                                                                             -----------
                                                                                                                   2,794
                                                                                                             -----------
              PHARMACEUTICALS (0.4%)
       2,000  AbbVie, Inc.                                               1.06(a)         11/06/2015                2,001
                                                                                                             -----------
              Total Health Care                                                                                    6,765
                                                                                                             -----------
              INDUSTRIALS (4.5%)
              ------------------
              AIRLINES (1.3%)
       5,125  Aviation Capital Group Corp. (b)                           3.88             9/27/2016                5,183
         917  Continental Airlines, Inc. "B" Pass-Through Trust          6.25            10/11/2021                  957
                                                                                                             -----------
                                                                                                                   6,140
                                                                                                             -----------
              CONSTRUCTION MACHINERY & HEAVY TRUCKS (0.7%)
       2,000  CNH Industrial Capital, LLC                                3.88            11/01/2015                2,000
       1,500  CNH Industrial Capital, LLC                                3.25             2/01/2017                1,479
                                                                                                             -----------
                                                                                                                   3,479
                                                                                                             -----------
              TRADING COMPANIES & DISTRIBUTORS (0.9%)
       2,000  International Lease Finance Corp.                          2.29(a)          6/15/2016                1,995

================================================================================

3  | USAA Ultra Short-Term Bond Fund

================================================================================

PRINCIPAL                                                                                                         MARKET
AMOUNT                                                                 COUPON                                      VALUE
(000)         SECURITY                                                   RATE              MATURITY                (000)
------------------------------------------------------------------------------------------------------------------------
$      1,089  International Lease Finance Corp. (b)                      6.75%            9/01/2016          $     1,129
       1,000  International Lease Finance Corp. (b)                      7.13             9/01/2018                1,102
                                                                                                             -----------
                                                                                                                   4,226
                                                                                                             -----------
              TRUCKING (1.6%)
       2,955  Avis Budget Car Rental, LLC (c)                            3.00             3/15/2019                2,953
       1,970  Hertz Corp. (c)                                            3.00             3/11/2018                1,944
       1,000  Penske Truck Leasing Co., LP / PTL Finance
                  Corp. (b)                                              2.88             7/17/2018                1,014
       2,000  Ryder System, Inc.                                         2.50             5/11/2020                1,988
                                                                                                             -----------
                                                                                                                   7,899
                                                                                                             -----------
              Total Industrials                                                                                   21,744
                                                                                                             -----------

              INFORMATION TECHNOLOGY (1.3%)
              -----------------------------
              ELECTRONIC COMPONENTS (0.4%)
       2,000  Amphenol Corp.                                             2.55             1/30/2019                2,023
                                                                                                             -----------
              SEMICONDUCTORS (0.9%)
       1,990  NXP B.V. (c)                                               2.75             3/04/2017                1,988
       1,985  NXP B.V. (c)                                               3.25             1/11/2020                1,982
                                                                                                             -----------
                                                                                                                   3,970
                                                                                                             -----------
              Total Information Technology                                                                         5,993
                                                                                                             -----------

              MATERIALS (3.2%)
              ----------------
              ALUMINUM (0.8%)
       1,000  Alcoa, Inc.                                                5.55             2/01/2017                1,034
       2,793  Alcoa, Inc.                                                5.72             2/23/2019                2,901
                                                                                                             -----------
                                                                                                                   3,935
                                                                                                             -----------
              CONSTRUCTION MATERIALS (1.5%)
       7,000  Martin Marietta Materials, Inc.                            1.43(a)          6/30/2017                6,950
                                                                                                             -----------
              DIVERSIFIED METALS & MINING (0.7%)
       2,000  Freeport-McMoRan, Inc.                                     2.30            11/14/2017                1,813
       2,000  Freeport-McMoRan, Inc.                                     2.38             3/15/2018                1,760
                                                                                                             -----------
                                                                                                                   3,573
                                                                                                             -----------
              SPECIALTY CHEMICALS (0.2%)
       1,000  Albemarle Corp.                                            3.00            12/01/2019                1,005
                                                                                                             -----------
              Total Materials                                                                                     15,463
                                                                                                             -----------

              TELECOMMUNICATION SERVICES (0.3%)
              ---------------------------------
              INTEGRATED TELECOMMUNICATION SERVICES (0.3%)
       1,371  Verizon Communications, Inc.                               2.50             9/15/2016                1,390
                                                                                                             -----------

              UTILITIES (1.5%)
              ----------------
              ELECTRIC UTILITIES (1.5%)
       2,000  FirstEnergy Corp.                                          2.75             3/15/2018                2,007
       5,000  IPALCO Enterprises, Inc. (e)                               5.00             5/01/2018                5,262
                                                                                                             -----------
                                                                                                                   7,269
                                                                                                             -----------
              Total Utilities                                                                                      7,269
                                                                                                             -----------
              Total Corporate Obligations (cost: $209,515)                                                       208,783
                                                                                                             -----------

              EURODOLLAR AND YANKEE OBLIGATIONS (19.9%)

              CONSUMER DISCRETIONARY (2.7%)
              -----------------------------
              AUTOMOBILE MANUFACTURERS (2.7%)
       1,000  Daimler Finance, N.A., LLC (b)                             0.98(a)          8/01/2016                1,000
       3,306  Hyundai Capital Services, Inc. (b)                         1.14(a)          3/18/2017                3,299

================================================================================

                                                   Portfolio of Investments |  4

================================================================================

PRINCIPAL                                                                                                         MARKET
AMOUNT                                                                 COUPON                                      VALUE
(000)         SECURITY                                                   RATE              MATURITY                (000)
------------------------------------------------------------------------------------------------------------------------
$      1,000  Nissan Motor Acceptance Corp. (b)                          1.03% (a)        9/26/2016          $     1,000
       1,765  Nissan Motor Acceptance Corp. (b)                          0.88 (a)         3/03/2017                1,760
       3,000  Nissan Motor Acceptance Corp. (b)                          1.95             9/12/2017                3,036
       1,000  Nissan Motor Acceptance Corp. (b)                          2.35             3/04/2019                1,014
       2,000  Volkswagen Group of America Finance, LLC (b)               0.70 (a)         5/23/2017                1,908
                                                                                                             -----------
                                                                                                                  13,017
                                                                                                             -----------
              Total Consumer Discretionary                                                                        13,017
                                                                                                             -----------
              CONSUMER STAPLES (0.2%)
              -----------------------
              BREWERS (0.2%)
       1,000  SABMiller Holdings, Inc. (b)                               0.99 (a)         8/01/2018                  996
                                                                                                             -----------
              ENERGY (3.5%)
              -------------
              INTEGRATED OIL & GAS (2.3%)
       2,000  BP Capital Markets plc                                     0.73 (a)        11/07/2016                2,004
       3,495  BP Capital Markets plc                                     1.63             8/17/2017                3,507
       2,000  Petrobras Global Finance B.V.                              3.88             1/27/2016                1,968
       2,000  Petrobras Global Finance B.V.                              1.95 (a)         5/20/2016                1,890
       2,000  Petrobras Global Finance B.V.                              3.50             2/06/2017                1,785
                                                                                                             -----------
                                                                                                                  11,154
                                                                                                             -----------
              OIL & GAS STORAGE & TRANSPORTATION (1.2%)
       1,000  Enbridge, Inc.                                             0.93 (a)        10/01/2016                  995
       1,500  Enbridge, Inc.                                             0.78 (a)         6/02/2017                1,474
       3,000  TransCanada PipeLines Ltd.                                 1.01 (a)         6/30/2016                2,999
                                                                                                             -----------
                                                                                                                   5,468
                                                                                                             -----------
              Total Energy                                                                                        16,622
                                                                                                             -----------
              FINANCIALS (8.5%)
              -----------------
              CONSUMER FINANCE (0.8%)
       4,000  American Honda Finance Corp. (b)                           0.71 (a)         5/26/2016                4,006
                                                                                                             -----------
              DIVERSIFIED BANKS (4.9%)
       2,000  Abbey National Treasury Services                           0.85 (a)         3/13/2017                1,997
       2,000  ABN AMRO Bank N.V. (b)                                     1.38             1/22/2016                2,005
       2,000  ABN AMRO Bank N.V. (b)                                     1.09 (a)        10/28/2016                2,009
       1,000  ANZ New Zealand International Ltd. (b)                     1.85            10/15/2015                1,000
       2,000  Banco Santander Chile (b)                                  1.19 (a)         4/11/2017                1,971
       3,000  Canadian Imperial Bank of Commerce                         0.81 (a)         7/18/2016                3,008
       2,000  Commonwealth Bank of Australia (b)                         0.85 (a)         9/20/2016                2,004
       1,000  Norddeutsche Landesbank Girozentrale (b)                   0.88            10/16/2015                1,000
       2,225  Standard Chartered Bank (b)                                6.40             9/26/2017                2,399
       2,000  Standard Chartered plc (b)                                 3.20             5/12/2016                2,026
       2,000  Svenska Handelsbanken AB                                   0.80 (a)         9/23/2016                2,005
       2,000  Swedbank AB (b)                                            1.75             3/12/2018                2,011
                                                                                                             -----------
                                                                                                                  23,435
                                                                                                             -----------
              DIVERSIFIED CAPITAL MARKETS (0.4%)
       2,000  Deutsche Bank AG                                           0.92 (a)         2/13/2017                2,003
                                                                                                             -----------
              DIVERSIFIED REAL ESTATE ACTIVITIES (0.3%)
       1,500  Brookfield Asset Management, Inc.                          5.80             4/25/2017                1,591
                                                                                                             -----------
              LIFE & HEALTH INSURANCE (0.4%)
       2,000  Sun Canada Financial Co. (b)                               7.25            12/15/2015                2,026
                                                                                                             -----------
              OTHER DIVERSIFIED FINANCIAL SERVICES (0.4%)
       2,000  ING Bank N.V. (b)                                          1.28 (a)         3/07/2016                2,005
                                                                                                             -----------
              PROPERTY & CASUALTY INSURANCE (1.1%)
       2,000  QBE Insurance Group Ltd. (b)                               2.40             5/01/2018                2,016

================================================================================

5  | USAA Ultra Short-Term Bond Fund

================================================================================

PRINCIPAL                                                                                                         MARKET
AMOUNT                                                                 COUPON                                      VALUE
(000)         SECURITY                                                   RATE              MATURITY                (000)
------------------------------------------------------------------------------------------------------------------------
$      3,000  Suncorp-Metway Ltd. (b)                                    1.03%(a)         3/28/2017          $     3,000
                                                                                                             -----------
                                                                                                                   5,016
                                                                                                             -----------
              REITs - RETAIL (0.2%)
       1,000  Scentre Group Trust (b)                                    2.38            11/05/2019                1,000
                                                                                                             -----------
              Total Financials                                                                                    41,082
                                                                                                             -----------
              INDUSTRIALS (1.3%)
              ------------------
              INDUSTRIAL CONGLOMERATES (1.1%)
       5,000  Hutchison Whampoa International Ltd. (b)                   2.00            11/08/2017                5,024
                                                                                                             -----------
              MARINE (0.2%)
       1,000  A.P. Moeller-Maersk A/S (b)                                2.55             9/22/2019                1,007
                                                                                                             -----------
              Total Industrials                                                                                    6,031
                                                                                                             -----------
              MATERIALS (3.7%)
              ----------------
              DIVERSIFIED METALS & MINING (3.1%)
       3,000  Anglo American Capital plc (b)                             1.24(a)          4/15/2016                2,998
       1,695  Anglo American Capital plc (b)                             3.63             5/14/2020                1,480
       2,000  Glencore Finance Canada Ltd. (b)                           2.05            10/23/2015                1,998
       2,000  Glencore Funding, LLC (b)                                  1.70             5/27/2016                1,900
       1,000  Glencore Funding, LLC (b)                                  3.13             4/29/2019                  850
       3,000  Rio Tinto Finance USA plc                                  1.17(a)          6/17/2016                3,003
       2,362  Teck Resources Ltd.                                        3.00             3/01/2019                1,684
       1,000  Vedanta Resources plc (b)                                  6.75             6/07/2016                  923
                                                                                                             -----------
                                                                                                                  14,836
                                                                                                             -----------
              STEEL (0.6%)
         500  ArcelorMittal                                              6.13             6/01/2018                  491
       2,000  ArcelorMittal                                             10.60             6/01/2019                2,168
         500  ArcelorMittal                                              5.13             6/01/2020                  454
                                                                                                             -----------
                                                                                                                   3,113
                                                                                                             -----------
              Total Materials                                                                                     17,949
                                                                                                             -----------
              Total Eurodollar and Yankee Obligations (cost: $97,532)                                             95,697
                                                                                                             -----------
              ASSET-BACKED SECURITIES (12.2%)

              FINANCIALS (12.2%)
              ------------------
              ASSET-BACKED FINANCING (12.2%)
       1,005  AmeriCredit Automobile Receivables Trust                   2.42             5/08/2018                1,011
       1,000  AmeriCredit Automobile Receivables Trust                   1.57             1/08/2019                1,002
       2,600  AmeriCredit Automobile Receivables Trust                   3.13            10/08/2020                2,636
       1,489  ARI Fleet Lease Trust (b)                                  0.81            11/15/2022                1,489
         662  Arran Residential Mortgages Funding plc (b)                1.78(a)         11/19/2047                  664
       1,600  Avis Budget Rental Car Funding, LLC (b)                    4.00             5/21/2018                1,614
       3,000  Babson CLO Ltd. (b)                                        1.56(a)          5/15/2023                2,998
       2,000  California Republic Auto Receivables Trust                 1.57            12/16/2019                2,001
       2,200  California Republic Auto Receivables Trust                 2.30            12/16/2019                2,215
       1,000  California Republic Auto Receivables Trust                 2.34             4/15/2020                1,005
       2,950  CarMax Auto Owner Trust                                    2.08             3/15/2018                2,973
       2,500  Chase Issuance Trust                                       0.67(a)          4/15/2019                2,489
       2,000  CIT Equipment Collateral (b)                               1.50            10/21/2019                2,001
       1,295  CIT Equipment Collateral (b)                               2.15             2/20/2020                1,306
       1,000  CNH Equipment Trust                                        1.61             5/17/2021                1,005
         441  Credit Acceptance Auto Loan Trust (b)                      1.21            10/15/2020                  441
       2,055  Credit Acceptance Auto Loan Trust (b)                      1.83             4/15/2021                2,056
       1,500  Credit Acceptance Auto Loan Trust (b)                      1.88             3/15/2022                1,501
       3,033  Enterprise Fleet Financing, LLC (b)                        0.87             9/20/2019                3,030
          92  Exeter Automobile Receivables Trust (b)                    1.49            11/15/2017                   92
         628  Exeter Automobile Receivables Trust (b)                    1.29             5/15/2018                  628
       2,000  GE Capital Credit Card Master Note Trust                   0.69(a)          5/15/2019                2,000

================================================================================

                                                   Portfolio of Investments |  6

================================================================================

PRINCIPAL                                                                                                         MARKET
AMOUNT                                                                 COUPON                                      VALUE
(000)         SECURITY                                                   RATE              MATURITY                (000)
------------------------------------------------------------------------------------------------------------------------
$      1,000  GE Dealer Floorplan Master Note Trust                      0.62%(a)         4/20/2018          $       999
         607  GE Equipment Small Ticket, LLC (b)                         1.02             2/24/2017                  608
       3,000  GE Equipment Small Ticket, LLC (b)                         1.39             7/24/2020                3,016
       1,500  Huntington Auto Trust "B"                                  1.95             6/15/2021                1,508
       1,420  Huntington Auto Trust "C"                                  2.15             6/15/2021                1,424
       1,045  M&T Bank Auto Receivables Trust (b)                        2.16             3/15/2019                1,054
       2,000  Marine Park CLO Ltd. (b)                                   1.60(a)         10/12/2023                1,998
       1,656  MMAF Equipment Finance, LLC (b)                            1.35            10/10/2018                1,660
         780  Prestige Auto Receivables Trust (b)                        0.97             3/15/2018                  780
       2,440  Prestige Auto Receivables Trust (b)                        1.52             4/15/2020                2,440
         732  Santander Drive Auto Receivables Trust                     3.01             4/16/2018                  736
       2,000  Santander Drive Auto Receivables Trust                     1.45             5/15/2019                2,004
       2,526  Santander Drive Auto Receivables Trust                     2.91             4/15/2020                2,559
       1,000  TCF Auto Receivables Owner Trust (b)                       1.02             8/15/2018                1,000
       1,000  TCF Auto Receivables Owner Trust (b)                       1.49            12/16/2019                1,002
                                                                                                             -----------
                                                                                                                  58,945
                                                                                                             -----------
              Total Financials                                                                                    58,945
                                                                                                             -----------
              Total Asset-Backed Securities (cost: $58,860)                                                       58,945
                                                                                                             -----------
              COMMERCIAL MORTGAGE SECURITIES (13.1%)

              FINANCIALS (13.1%)
              ------------------
              COMMERCIAL MORTGAGE-BACKED SECURITIES (12.5%)
         283  Banc of America Commercial Mortgage, Inc.                  4.73             7/10/2043                  283
       2,405  Banc of America Commercial Mortgage, Inc.                  5.68             7/10/2046                2,483
       1,588  Banc of America Commercial Mortgage, Inc.                  6.42             2/10/2051                1,713
       2,000  Banc of America Commercial Mortgage, Inc.                  6.47             2/10/2051                2,170
       1,500  Banc of America Merrill Lynch Commercial
                  Mortgage Securities Trust (b)                          1.00             6/15/2028                1,498
       1,500  Banc of America Merrill Lynch Commercial
                  Mortgage Securities Trust (b)                          1.00             6/15/2028                1,496
         969  Barclays Commercial Mortgage Securities, LLC (b)           1.32             2/15/2028                  960
       2,000  Barclays Commercial Mortgage Securities, LLC (b)           1.81             2/15/2028                1,982
         594  Bear Stearns Commercial Mortgage Securities, Inc.          5.41            12/11/2040                  594
       1,000  CGBAM Commercial Mortgage Trust                            3.21             4/10/2028                1,028
       2,000  CGWF Commercial Mortgage Trust (b)                         1.15            11/15/2030                2,000
         406  Chase Commercial Mortgage Securities Corp. (b)             6.56             5/18/2030                  411
       5,000  Citigroup Commercial Mortgage Trust (b)                    1.26             6/15/2033                4,957
         458  Citigroup Deutsche Bank Commercial Mortgage Trust          5.28            12/11/2049                  459
       1,700  Commercial Mortgage Trust (b)                              1.81             2/13/2032                1,697
         520  Commercial Mortgage Trust                                  5.98             6/10/2046                  531
       1,957  Commercial Mortgage Trust                                  1.28             8/10/2046                1,960
       2,000  Greenwich Capital Commercial Funding Corp.                 6.01             7/10/2038                2,049
       3,000  GS Mortgage Securities Trust                               5.62             4/10/2038                3,024
       1,089  GS Mortgage Securities Trust                               1.21             7/10/2046                1,089
       1,686  GS Mortgage Securities Trust                               1.51             9/10/2047                1,687
       1,971  Hilton USA Trust (b)                                       1.70            11/05/2030                1,968
       1,000  Hilton USA Trust (b)                                       3.37            11/05/2030                1,005
       2,000  J.P. Morgan Chase Commercial Mortgage
                  Securities Corp. (b)                                   1.11            10/15/2029                1,989
       3,000  J.P. Morgan Chase Commercial Mortgage
                  Securities Corp. (b)                                   1.61            10/15/2029                2,981
          81  J.P. Morgan Chase Commercial Mortgage
                  Securities Corp. (b)                                   1.16            12/15/2030                   81
       2,000  J.P. Morgan Chase Commercial Mortgage
                  Securities Corp. (b)                                   1.96            12/15/2030                1,997

================================================================================

7  | USAA Ultra Short-Term Bond Fund

================================================================================

PRINCIPAL                                                                                                         MARKET
AMOUNT                                                                 COUPON                                      VALUE
(000)         SECURITY                                                   RATE              MATURITY                (000)
------------------------------------------------------------------------------------------------------------------------
$        118  J.P. Morgan Chase Commercial Mortgage
                  Securities Corp.                                       5.12%            7/15/2041          $       118
       1,155  J.P. Morgan Chase Commercial Mortgage
                  Securities Corp.                                       5.47             1/12/2043                1,155
       1,300  J.P. Morgan Chase Commercial Mortgage
                  Securities Corp. (b)                                   3.62            11/15/2043                1,348
       1,000  J.P. Morgan Chase Commercial Mortgage
                  Securities Corp. (b)                                   4.39             2/15/2046                1,062
          88  LB-UBS Commercial Mortgage Trust                           4.57             1/15/2031                   89
         893  LB-UBS Commercial Mortgage Trust                           5.16             2/15/2031                  895
       1,018  Morgan Stanley Capital I, Inc.                             5.33             3/15/2044                1,018
       2,502  Morgan Stanley-BAML Trust                                  1.55             8/15/2047                2,504
       3,375  SCG Trust (b)                                              1.61            11/15/2026                3,359
         500  TimberStar Trust (b)                                       6.21            10/15/2036                  510
          98  Wachovia Bank Commercial Mortgage Trust                    5.94             6/15/2045                   98
       3,000  Wells Fargo Commercial Mortgage Trust (b)                  1.24             2/15/2027                2,983
       1,000  Wells Fargo Commercial Mortgage Trust (b)                  1.56             2/15/2027                  987
                                                                                                             -----------
                                                                                                                  60,218
                                                                                                             -----------
              INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.6%)
      11,692  Fannie Mae (d)                                             2.24            12/25/2019                  583
      19,670  Freddie Mac (d)                                            1.77             4/25/2017                  316
       5,191  Freddie Mac (d)                                            3.27             1/25/2019                  404
       5,901  Freddie Mac (d)                                            1.50            11/25/2019                  270
      40,856  GS Mortgage Securities Trust, acquired
                  1/02/2014; cost $1,664(b),(f)                          1.10             3/10/2044                  917
      11,729  JPMBB Commercial Mortgage Securities Trust,
                  acquired 4/30/2014; cost $766(f)                       1.43             4/15/2047                  596
                                                                                                             -----------
                                                                                                                   3,086
                                                                                                             -----------
              Total Financials                                                                                    63,304
                                                                                                             -----------
              Total Commercial Mortgage Securities (cost: $63,353)                                                63,304
                                                                                                             -----------
              MUNICIPAL BONDS (2.3%)

              AIRPORT/PORT (0.2%)
       1,000  Louisiana Offshore Terminal Auth.                          2.20            10/01/2040(g)             1,017
                                                                                                             -----------

              ELECTRIC/GAS UTILITIES (1.3%)
       1,000  Jackson Energy Auth.                                       1.50             4/01/2017                1,009
       5,000  South Carolina Public Service Auth.                        1.30             6/01/2016                5,005
                                                                                                             -----------
                                                                                                                   6,014
                                                                                                             -----------
              ENVIRONMENTAL & FACILITIES SERVICES (0.2%)
       1,000  South Carolina Jobs EDA                                    1.88            11/01/2016                1,012
                                                                                                             -----------
              GENERAL OBLIGATION (0.3%)
       1,250  Town of Stratford                                          2.49             8/15/2017                1,280
                                                                                                             -----------
              SALES TAX (0.2%)
       1,000  Arizona School Facilities Board                            2.08             9/01/2018                1,025
                                                                                                             -----------
              TOLL ROADS (0.1%)
         500  Tampa-Hillsborough County Expressway Auth.                 1.79             7/01/2017                  502
                                                                                                             -----------
              Total Municipal Bonds (cost: $10,750)                                                               10,850
                                                                                                             -----------

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

PRINCIPAL                                                                                                         MARKET
AMOUNT                                                                 COUPON                                      VALUE
(000)         SECURITY                                                   RATE              MATURITY                (000)
------------------------------------------------------------------------------------------------------------------------
              MONEY MARKET INSTRUMENTS (9.0%)

              VARIABLE-RATE DEMAND NOTES (6.9%)

              CONSUMER STAPLES (0.3%)
              -----------------------
              FOOD RETAIL (0.3%)
$      1,555  Food Supply, Inc. (LOC - SunTrust Bank)                    0.38%            5/01/2024          $     1,555
                                                                                                             -----------
              ENERGY (1.1%)
              -------------
              OIL & GAS REFINING & MARKETING (1.1%)
       1,700  Port of Port Arthur Navigation District                    0.30            11/01/2040                1,700
       3,800  Port of Port Arthur Navigation District                    0.30            11/01/2040                3,800
                                                                                                             -----------
                                                                                                                   5,500
                                                                                                             -----------
              Total Energy                                                                                         5,500
                                                                                                             -----------
              FINANCIALS (1.1%)
              -----------------
              DIVERSIFIED REAL ESTATE ACTIVITIES (0.3%)
       1,360  Stice-Hill Holdings, L.C. (LOC - Hancock Bank)             1.50            12/01/2023                1,360
                                                                                                             -----------
              REAL ESTATE OPERATING COMPANIES (0.8%)
       3,950  MOBR-04, LLC (LOC - Compass Bank)                          1.28             9/01/2024                3,950
                                                                                                             -----------
              Total Financials                                                                                     5,310
                                                                                                             -----------
              INDUSTRIALS (1.0%)
              ------------------
              AIRPORT SERVICES (1.0%)
       4,560  Metropolitan Nashville Airport Auth.
                  (LOC - Regions Bank)                                   2.12             4/01/2030                4,560
                                                                                                             -----------
              MATERIALS (3.2%)
              ----------------
              FOREST PRODUCTS (0.7%)
       3,500  Liberty County IDA (b)                                     0.25            10/01/2028                3,500
                                                                                                             -----------
              STEEL (2.5%)
       2,700  Blytheville                                                0.35             6/01/2028                2,700
       5,000  Illinois Finance Auth. (LOC - UniCredit Bank A.G.)         2.25             2/01/2037                5,000
       4,325  Indiana Finance Auth. (LOC - Banco Bilbao
                  Vizcaya Argentaria S.A.)                               0.56             8/01/2030                4,325
                                                                                                             -----------
                                                                                                                  12,025
                                                                                                             -----------
              Total Materials                                                                                     15,525
                                                                                                             -----------
              MUNICIPAL BONDS (0.2%)
              ----------------------
              MULTIFAMILY HOUSING (0.2%)
       1,070  Albany Housing Auth. (LOC - RBS Citizens, N.A.)            0.45            12/01/2025                1,070
                                                                                                             -----------
              Total Variable-Rate Demand Notes                                                                    33,520
                                                                                                             -----------

================================================================================

9  | USAA Ultra Short-Term Bond Fund

================================================================================

                                                                                                                  MARKET
NUMBER                                                                                                             VALUE
OF SHARES     SECURITY                                                                                             (000)
------------------------------------------------------------------------------------------------------------------------
              MONEY MARKET FUNDS (2.1%)
   9,965,411  State Street Institutional Liquid Reserves Fund Premier Class, 0.13% (h)                       $     9,966
                                                                                                             -----------
              Total Money Market Instruments (cost: $43,486)                                                      43,486
                                                                                                             -----------

              TOTAL INVESTMENTS (COST: $483,496)                                                             $   481,065
                                                                                                             ===========


($ IN 000s)                                                       VALUATION HIERARCHY
                                                                  -------------------

                                                      (LEVEL 1)         (LEVEL 2)         (LEVEL 3)
                                                    QUOTED PRICES         OTHER          SIGNIFICANT
                                                      IN ACTIVE        SIGNIFICANT       UNOBSERVABLE
                                                       MARKETS         OBSERVABLE           INPUTS
                                                    FOR IDENTICAL         INPUTS
ASSETS                                                 ASSETS                                                      TOTAL
------------------------------------------------------------------------------------------------------------------------
Bonds:
  Corporate Obligations                            $           --      $    208,783     $          --       $    208,783
  Eurodollar and Yankee Obligations                            --            95,697                --             95,697
  Asset-Backed Securities                                      --            58,945                --             58,945
  Commercial Mortgage Securities                               --            63,304                --             63,304
  Municipal Bonds                                              --            10,850                --             10,850
Money Market Instruments:
  Variable-Rate Demand Notes                                   --            33,520                --             33,520
  Money Market Funds                                        9,966                --                --              9,966
------------------------------------------------------------------------------------------------------------------------
Total                                              $        9,966      $    471,099     $          --       $    481,065
------------------------------------------------------------------------------------------------------------------------

For the period of January 1, 2015, through September 30, 2015, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  Portfolio of Investments |  10

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

September 30, 2015 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 54 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the USAA Ultra Short-Term Bond Fund (the
Fund), which is classified as diversified under the 1940 Act.

The Fund consists of two classes of shares: Ultra Short-Term Bond Fund Shares (Fund Shares) and Ultra Short-Term Bond Fund Institutional Shares (Institutional Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA Fund participating in a fund-of-funds investment strategy (USAA fund-of-funds).

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund.

================================================================================

11  | USAA Ultra Short-Term Bond Fund

================================================================================

Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

2. Investments in open-end investment companies, commingled, or other funds, other than exchange-traded funds (ETFs), are valued at their net asset value
(NAV) at the end of each business day.

3. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

4. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

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                                         Notes to Portfolio of Investments |  12

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Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes. Level 2 securities include bonds, which are valued based on methods discussed in Note A1 and variable-rate demand notes, which are valued at amortized cost.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis or for delayed draws on loans can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund receives a commitment fee for delayed draws on loans. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis and delayed-draw loan commitments may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases and commitments while remaining substantially fully invested.

D. As of September 30, 2015, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the Portfolio of Investments. Gross unrealized appreciation and depreciation of investments as of September 30, 2015, were $1,171,000 and $3,602,000, respectively, resulting in net unrealized depreciation of $2,431,000.

E. The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $481,340,000 at September 30, 2015, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 21.5% of net assets at September 30, 2015.

CATEGORIES AND DEFINITIONS

EURODOLLAR AND YANKEE OBLIGATIONS - Eurodollar obligations are U.S. dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES - Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are

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13  | USAA Ultra Short-Term Bond Fund

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divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents the date the final principal payment will be made for the last outstanding loans in the pool. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS IOs) - Represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The purchase yield reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. Coupon rates after purchase vary from period to period. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. CMBS IOs are subject to default-related prepayments that may have a negative impact on yield.

VARIABLE-RATE DEMAND NOTES (VRDNs) - Provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

CLO           Collateralized Loan Obligation
EDA           Economic Development Authority
IDA           Industrial Development Authority/Agency
REIT          Real estate investment trust

CREDIT ENHANCEMENTS - Add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

SPECIFIC NOTES

(a) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the rate at September 30, 2015.

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                                         Notes to Portfolio of Investments |  14

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(b) Restricted security that is not registered under the Securities Act of
    1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

(c) Senior loan (loan) - is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at September 30, 2015. The weighted average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. Security deemed liquid by the Manager, under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

(d) Securities issued by government-sponsored enterprises are supported only by the right of the government-sponsored enterprise to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the government-sponsored enterprises' obligations, or by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury.

(e) At September 30, 2015, the security, or a portion thereof, was segregated to cover delayed-delivery and/or when-issued purchases.

(f) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board. The aggregate market value of these securities at September 30, 2015, was $1,513,000, which represented 0.3% of the Fund's net assets.

(g) Put bond - provides the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

(h) Rate represents the money market fund annualized seven-day yield at September 30, 2015.

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15  | USAA Ultra Short-Term Bond Fund

ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.





SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended September 30, 2015

By:      /S/ DANIEL J. MAVICO
         --------------------------------------------------------------
         Signature and Title:  Daniel J. Mavico, Assistant Secretary

Date:     November 24, 2015
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /S/ DANIEL S. MCNAMARA
         --------------------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     November 24, 2015
         ------------------------------


By:      /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     November 24, 2015
         ------------------------------